UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04416

Allegiant Funds

(Exact name of registrant as specified in charter)

760 Moore Road King of Prussia, PA	19406
(Address of principal executive offices)	(Zip code)

Audrey C. Talley, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period: November 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Semi-Annual Report to Shareholders is attached herewith.

ALLEGIANT EQUITY AND ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT

EQUITY FUNDS

International Equity Fund

Large Cap Core Equity Fund

Large Cap Growth Fund

Large Cap Value Fund

Mid Cap Value Fund

Multi-Factor Mid Cap Growth Fund (formerly Mid Cap Growth Fund)

Multi-Factor Small Cap Core Fund

Multi-Factor Small Cap Focused Value Fund

Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund

S&P 500® Index Fund

Small Cap Core Fund

Small Cap Growth Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund

(liquidated on 12/14/06)

Balanced Allocation Fund

Conservative Allocation Fund

(liquidated on 12/14/06)

FIXED INCOME FUNDS

Bond Fund

Government Mortgage Fund

Intermediate Bond Fund

Limited Maturity Bond Fund

Total Return Advantage Fund

Ultra Short Bond Fund

TAX EXEMPT BOND FUNDS

Intermediate Tax Exempt Bond Fund

Michigan Intermediate Municipal Bond Fund

Ohio Intermediate Tax Exempt Bond Fund

Pennsylvania Intermediate Municipal Bond Fund

MONEY MARKET FUNDS

Government Money Market Fund

Money Market Fund

Ohio Municipal Money Market Fund

Pennsylvania Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

Treasury Money Market Fund

TABLE OF CONTENTS

Chairman’s Message	1
Report from Allegiant Asset Management Company .	2
Summary of Portfolio Holdings	4
Expense Tables	6

	Financial Highlights	Statements of Net Assets
International Equity Fund	8	18
Large Cap Core Equity Fund	9	22
Large Cap Growth Fund	9	24
Large Cap Value Fund	10	26
Mid Cap Value Fund	11	28
Multi-Factor Mid Cap Growth Fund	11	30
Multi-Factor Small Cap Core Fund	12	32
Multi-Factor Small Cap Focused Value Fund	12	34
Multi-Factor Small Cap Growth Fund	12	36
Multi-Factor Small Cap Value Fund	12	38
S&P 500® Index Fund	13	41
Small Cap Core Fund	13	47
Small Cap Growth Fund	14	49
Aggressive Allocation Fund	15	51
Balanced Allocation Fund	16	52
Conservative Allocation Fund	17	58
Statements of Operations		60
Statements of Changes in Net Assets		64
Notes to Financial Statements		70
Trustees Review and Approval of Advisory and Sub-Advisory Agreements		83
Shareholder Voting Results		85

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges, and expenses of the Allegiant Equity and Asset Allocation Funds (the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at www.allegiantfunds.com. Please read it carefully before investing.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at www.allegiantfunds.com.

Allegiant Asset Management Company (“Adviser”) serves as investment adviser to the Funds, for which it receives an investment advisory fee. The Funds are distributed by Professional Funds Distributor, LLC (“PFD”), 760 Moore Road, King of Prussia, PA 19406. PFD is not affiliated with the Adviser and is not a bank.

Allegiant Equity and Asset Allocation Funds

CHAIRMAN’S MESSAGE

JANUARY 2007

Dear Shareholders:

We are pleased to provide you with important semi-annual information about Allegiant Funds, as well as a review of the financial markets and the events shaping the global markets. During the six month period, total assets of the Allegiant Funds increased by $409 million to $10.9 billion due primarily to money market fund inflows.

Allegiant Funds is committed to attaining competitive performance and offering a broad range of investment styles. With the start of a new year, it is a good time for investors to critically evaluate their investment portfolios and overall diversification mix. We encourage our shareholders to review the information included in this semi-annual report as a part of the process. For your convenience, this report, performance updates and commentaries from the portfolio management teams, as well as e-delivery options, are all available at www.allegiantfunds.com. We welcome you to utilize these services to assist you in the decision making process.

If you have any questions regarding Allegiant Funds, please contact your investment professional or call Investor Services at 1-800-622-FUND (3863). Thank you for your continued confidence in Allegiant Funds and we look forward to serving your investment needs in the year ahead. Best wishes for a happy, healthy and prosperous New Year.

Sincerely,

Robert D. Neary
Chairman

Allegiant Equity and Asset Allocation Funds

REPORT FROM ALLEGIANT ASSET MANAGEMENT COMPANY

“...the Fed adjourned for the first time in more than two years without pushing their interest rate target higher...”

Commentary provided by Allegiant Asset Management Company

The past year has brought many changes, not only for the industry, but for Allegiant Asset Management as well. As we mentioned in our May letter, we continue our transformation as a firm with refinements to our investment processes, the retention of talented professionals and our ongoing focus on delivering competitive products to our shareholders. While still early, we are seeing improvements in relative performance and the creation of consistent, long-term track records across the major asset classes and styles. As the investment management industry continues to change, so will we as a firm, utilizing our capabilities to stay on the forefront of the business by offering new products, innovative strategies, and prudent risk management techniques.

Economic and Market Overview

From an economic perspective, the dominant headlines over the last six months have been the Federal Reserve Board (“Fed”), housing, and inflation. To keep core inflation within their desired range of 2%, the Fed gradually raised the Fed Funds target to 5.25%. The Fed pushed monetary policy beyond neutral to slightly restrictive in the hope that a tighter monetary environment would slowly deflate the housing market, which some believed was overextended. When the Fed met on August 8, 2006, they adjourned for the first time in more than two years without pushing their interest rate target higher. Within weeks of the Fed’s pause at 5.25%, most of the major gauges of inflation began to decline.

One major force behind the housing boom was inexpensive financing, brought on by the Fed itself, with a 1% Fed Funds target rate that greatly increased housing affordability. With the rate increases of the last two years, it appears the housing market is beginning to slow moderately, minimally affecting other related sectors of the economy. Looking forward to 2007, we believe that housing still poses the single greatest risk to the financials market and the economy.

Housing was not the only source of inflation in the economy as the threat of increasing prices also was fueled by rising energy costs. Some of the sharp increase in energy prices was due to strong global economic growth. This was compounded by the destruction caused by a record hurricane season in 2005. Energy prices peaked in the summer of 2006, as peak driving months, hurricane season and the Israel-Lebanon crisis in the Middle East occurred simultaneously. Fortunately, the 2006 hurricane season proved uneventful and Israel and Lebanon ceased military operations. Thereafter, oil prices fell sharply and most measures of headline inflation followed suit.

The downside to the Fed’s battle against inflation has been the impact on economic growth. Second quarter GDP growth was 2.6% and third quarter was 2.2% which were both slower than earlier levels but still positive. The slowdown was principally attributed to the housing sector. However, many analysts and economists believe housing will continue to deteriorate and lead to further declines in GDP growth.

The U.S. dollar has fallen approximately 11% versus the euro, 3% versus the yen, and 13% versus the pound over the last year, as a result of growing budget and trade deficits as well as growing expectations that the Fed would lower their interest rate target. Furthermore, slower U.S. growth and the diversification of dollar reserves by foreign central banks (specifically China) also contributed to the sell off. However, dollar weakness should be beneficial in lowering the trade deficit as it increases the attractiveness of dollar-denominated goods abroad.

“Despite economic headwinds, corporate earnings continued to deliver double-digit quarterly earnings’ growth.”

Equity Markets

Despite economic headwinds, corporate earnings continued to deliver double-digit quarterly earnings’ growth and the welcome news that the Fed might be finished raising interest rates caused a sharp market rally. The Dow Jones Industrial Average celebrated the Fed’s pause by moving steadily higher, reaching historical highs in November as other major indices followed suit. While the markets were fond of earnings growth, they seemed to like the prospect of steady —or perhaps even falling — interest rates even more.

According to market watchers, 2006 was expected to be the year that growth beat value and large caps beat small caps reversing years of lagging. Investors, however, continued to reward value-oriented companies, specifically oil, utilities, and consumer stocks. Small cap stocks continued strong earnings growth as reported by the Russell 2000® index, and returned 18.37% for the year. This trumped large caps as reported by the Russell 1000® index, which ended the year at a 15.46% gain.

Bond Markets

As the Fed continued to raise rates higher in both May and June to the current level of 5.25%, the bond markets moved up in step, with the 10-year Treasury yielding 5.136% on June 30. As previously noted, in August, the Fed left the target on the Fed Funds unchanged for the first time in over two years. Subsequently, the bond yields declined and as of November 30, the 10-year Treasury yield had declined to 4.458%.

The conundrum for the bond markets has been the inverted yield curve where short term rates are higher than longer term rates. Historically, an inverted yield curve is a reliable predictor of economic slowdown or recession as longer term interest rates adjust to factor in expectations that the Fed may soon lower rates to revive the economy. If interpreted this way, bond investors appear to be economically bearish going into next year due to the deflating housing bubble and subsequent retrenchment in consumer spending. Hence, fixed income investors are anticipating that the Fed will move to a less restrictive stance by lowering the Fed Funds target in order to engineer the desired soft landing. This differs markedly from the optimistic outlook of the equity markets, which continued to reward lower quality, smaller companies.

Looking Ahead

Going into 2007, investors should focus on three critical factors: the housing market, international growth and the yield curve. If the worst in the housing slowdown is past, the economy may grow at slower, but still strong, levels. If housing continues to slow, the U.S. economy may dip into recession. International growth should continue to be strong and this will benefit U.S. companies, perhaps picking up the slack of a slowing domestic marketplace. An inverted yield curve for an extended period of time increases the chances of a recession and is something that should warrant investors’ attention. However, as the next economic cycle emerges, patience and a solid asset allocation strategy may be keys to success for investors.

Allegiant Equity and Asset Allocation Funds

SUMMARY OF PORTFOLIO HOLDINGS

The tables below present portfolio holdings as a percentage of total investments before collateral for loaned securities for each of the Allegiant Equity and Asset Allocation Funds as of November 30, 2006.

International Equity Fund

Japan	17.0%
United Kingdom	15.0
Switzerland	5.8
France	5.8
Finland	5.4
Norway	4.9
Hong Kong	4.7
South Africa	3.8
Twenty other countries	36.2
Affiliated Money Market Fund	1.4

100.0%

Large Cap Core Equity Fund

Financials	21.6%
Information Technology	15.8
Healthcare	12.1
Industrials	10.8
Consumer Discretionary	10.4
Energy	10.0
Consumer Staples	9.3
Utilities	3.5
Telecommunication Services	3.4
Materials	3.0
Affiliated Money Market Fund	0.1

100.0%

Large Cap Growth Fund

Information Technology	30.3%
Healthcare	16.8
Consumer Discretionary	14.2
Industrials	10.6
Financials	8.1
Consumer Staples	7.1
Energy	4.2
Materials	3.6
Telecommunication Services	3.6
Utilities	1.1
Affiliated Money Market Fund	0.4

100.0%

Large Cap Value Fund

Financials	32.5%
Energy	12.7
Consumer Staples	10.7
Consumer Discretionary	10.2
Information Technology	8.7
Healthcare	7.4
Telecommunication Services	5.6
Industrials	4.6
Materials	3.9
Utilities	2.0
Affiliated Money Market Fund	1.7

100.0%

Mid Cap Value Fund

Financials	27.6%
Consumer Discretionary	11.7
Information Technology	11.6
Utilities	11.4
Healthcare	7.6
Materials	7.2
Energy	6.2
Consumer Staples	5.8
Affiliated Money Market Fund	4.8
Industrials	4.6
Telecommunication Services	1.5

100.0%

Multi-Factor Mid Cap Growth Fund

Consumer Discretionary	21.9%
Industrials	18.4
Information Technology	15.6
Healthcare	12.3
Financials	9.2
Energy	7.3
Materials	6.4
Consumer Staples	4.0
Telecommunication Services	3.1
Utilities	1.5
Affiliated Money Market Fund	0.3

100.0%

Multi-Factor Small Cap Core Fund

Financials	20.3%
Information Technology	18.5
Industrials	14.6
Consumer Discretionary	13.1
Healthcare	11.3
Consumer Staples	5.6
Materials	4.8
Energy	4.2
Telecommunication Services	2.8
Utilities	2.8
Affiliated Money Market Fund	2.0

100.0%

Multi-Factor Small Cap Focused Value Fund

Financials	33.3%
Industrials	13.7
Information Technology	11.4
Healthcare	9.9
Consumer Discretionary	8.9
Consumer Staples	8.6
Energy	6.3
Materials	3.4
Utilities	3.4
Affiliated Money Market Fund	1.1

100.0%

Multi-Factor Small Cap Growth Fund

Information Technology	23.1%
Healthcare	18.9
Industrials	13.9
Consumer Discretionary	13.6
Financials	9.7
Energy	7.8
Materials	5.9
Consumer Staples	3.6
Utilities	1.8
Telecommunication Services	1.6
Affiliated Money Market Fund	0.1

100.0%

Multi-Factor Small Cap Value Fund

Financials	31.2%
Consumer Discretionary	16.5
Information Technology	12.2
Industrials	11.8
Healthcare	7.3
Energy	6.0
Consumer Staples	5.2
Utilities	4.2
Materials	2.6
Affiliated Money Market Fund	1.7
Telecommunication Services	1.3

100.0%

S&P 500® Index Fund

Financials	21.6%
Information Technology	15.6
Healthcare	12.1
Industrials	10.9
Consumer Discretionary	10.4
Energy	10.2
Consumer Staples	9.2
Utilities	3.6
Telecommunication Services	3.4
Materials	3.0

100.0%

Small Cap Core Fund

Financials	24.1%
Information Technology	20.5
Consumer Discretionary	20.0
Industrials	14.6
Energy	6.8
Healthcare	6.2
Affiliated Money Market Fund	3.7
Consumer Staples	3.1
Materials	1.0

100.0%

Small Cap Growth Fund

Information Technology	23.5%
Healthcare	18.7
Industrials	13.9
Consumer Discretionary	13.7
Financials	9.6
Energy	7.8
Materials	5.9
Consumer Staples	3.6
Utilities	1.7
Telecommunication Services	1.6

100.0%

Aggressive Allocation Fund

Affiliated Equity Funds	80.6%
Affiliated Money Market Fund	12.5
Affiliated Fixed Income Fund	6.9

100.0%

Balanced Allocation Fund

U.S. Common Stocks	43.1%
Exchange Traded Funds	12.3
U.S. Treasury Obligations	11.7
U.S. Government Agency Mortgage-Backed
Obligations	8.2
Foreign Common Stocks	7.6
Affiliated Money Market Fund	5.7
Corporate Bonds	3.4
Asset Backed Securities	3.0
Collateralized Mortgage Obligations	3.0
U.S. Government Agency Obligations	1.4
Commercial Paper	0.6

100.0%

Conservative Allocation Fund

Affiliated Fixed Income Fund	46.9%
Affiliated Equity Funds	42.2
Affiliated Money Market Fund	10.9

100.0%

Allegiant Equity and Asset Allocation Funds

EXPENSE TABLES

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided on the following pages are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2006 to November 30, 2006).

The Expense Table that appears for your Fund below illustrates your Fund’s costs in two ways.

•	Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 6/1/06	Ending Account Value 11/30/06	Annualized Expense Ratio	Expenses Paid During Period*
International Equity Fund
Actual
Class I	$1,000.00	$1,100.49	1.22%	$6.42
Class A	1,000.00	1,098.58	1.47	7.73
Class B	1,000.00	1,095.41	2.18	11.45
Class C	1,000.00	1,095.69	2.18	11.45
Hypothetical**
Class I	1,000.00	1,018.95	1.22	6.17
Class A	1,000.00	1,017.70	1.47	7.44
Class B	1,000.00	1,014.14	2.18	11.01
Class C	1,000.00	1,014.14	2.18	11.01

Large Cap Core Equity Fund
Actual
Class I	$1,000.00	$1,084.63	0.92%	$4.81
Class A	1,000.00	1,082.55	1.17	6.11
Class B	1,000.00	1,079.02	1.88	9.80
Class C	1,000.00	1,079.02	1.88	9.80
Hypothetical**
Class I	1,000.00	1,020.46	0.92	4.66
Class A	1,000.00	1,019.20	1.17	5.92
Class B	1,000.00	1,015.64	1.88	9.50
Class C	1,000.00	1,015.64	1.88	9.50

Large Cap Growth Fund
Actual
Class I	$1,000.00	$1,088.52	0.92%	$4.82
Class A	1,000.00	1,087.28	1.17	6.12
Class B	1,000.00	1,083.01	1.88	9.82
Class C	1,000.00	1,082.88	1.88	9.82
Hypothetical**
Class I	1,000.00	1,020.46	0.92	4.66
Class A	1,000.00	1,019.20	1.17	5.92
Class B	1,000.00	1,015.64	1.88	9.50
Class C	1,000.00	1,015.64	1.88	9.50

Large Cap Value Fund
Actual
Class I	$1,000.00	$1,116.03	0.91%	$4.83
Class A	1,000.00	1,114.48	1.16	6.15
Class B	1,000.00	1,110.18	1.87	9.89
Class C	1,000.00	1,110.41	1.87	9.89
Hypothetical**
Class I	1,000.00	1,020.51	0.91	4.61
Class A	1,000.00	1,019.25	1.16	5.87
Class B	1,000.00	1,015.69	1.87	9.45
Class C	1,000.00	1,015.69	1.87	9.45

Mid Cap Value Fund
Actual
Class I	$1,000.00	$1,110.70	0.92%	$4.87
Class A	1,000.00	1,109.80	1.17	6.19
Class B	1,000.00	1,106.28	1.88	9.93
Class C	1,000.00	1,105.73	1.88	9.92
Hypothetical**
Class I	1,000.00	1,020.46	0.92	4.66
Class A	1,000.00	1,019.20	1.17	5.92
Class B	1,000.00	1,015.64	1.88	9.50
Class C	1,000.00	1,015.64	1.88	9.50

Multi-Factor Mid Cap Growth Fund
Actual
Class I	$1,000.00	$1,058.21	0.76%	$3.92
Class A	1,000.00	1,058.26	1.01	5.21
Class B	1,000.00	1,053.51	1.73	8.91
Class C	1,000.00	1,054.46	1.73	8.91
Hypothetical**
Class I	1,000.00	1,021.26	0.76	3.85
Class A	1,000.00	1,020.00	1.01	5.11
Class B	1,000.00	1,016.39	1.73	8.74
Class C	1,000.00	1,016.39	1.73	8.74

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which is described in the Prospectus. If these transactional costs were included, your costs would be higher.

*	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.

**	Assumes annual return of 5% before expenses.

Allegiant Equity and Asset Allocation Funds

EXPENSE TABLES

	Beginning Account Value 6/1/06	Ending Account Value 11/30/06	Annualized Expense Ratio	Expenses Paid During Period*
Multi-Factor Small Cap Core Fund
Actual
Class I	$1,000.00	$1,061.83	0.95%	$4.91
Class A	1,000.00	1,060.09	1.20	6.20
Hypothetical**
Class I	1,000.00	1,020.31	0.95	4.81
Class A	1,000.00	1,019.05	1.20	6.07
Multi-Factor Small Cap Focused Value Fund
Actual
Class I	$1,000.00	$1,041.25	1.17%	$5.99
Class A	1,000.00	1,040.47	1.42	7.26
Hypothetical**
Class I	1,000.00	1,019.20	1.17	5.92
Class A	1,000.00	1,017.95	1.42	7.18
Multi-Factor Small Cap Growth Fund
Actual
Class I	$1,000.00	$1,020.81	0.95%	$4.81
Class A	1,000.00	1,019.89	1.20	6.08
Hypothetical**
Class I	1,000.00	1,020.31	0.95	4.81
Class A	1,000.00	1,019.05	1.20	6.07
Multi-Factor Small Cap Value Fund
Actual
Class I	$1,000.00	$1,033.42	1.16%	$5.91
Class A	1,000.00	1,031.65	1.41	7.18
Class B	1,000.00	1,028.16	2.12	10.78
Class C	1,000.00	1,028.22	2.12	10.78
Hypothetical**
Class I	1,000.00	1,019.25	1.16	5.87
Class A	1,000.00	1,018.00	1.41	7.13
Class B	1,000.00	1,014.44	2.12	10.71
Class C	1,000.00	1,014.44	2.12	10.71
S&P 500® Index Fund
Actual
Class I	$1,000.00	$1,111.92	0.34%	$1.80
Class A	1,000.00	1,109.84	0.59	3.12
Class B	1,000.00	1,106.52	1.34	7.08
Class C	1,000.00	1,106.19	1.34	7.08
Hypothetical**
Class I	1,000.00	1,023.36	0.34	1.72
Class A	1,000.00	1,022.11	0.59	2.99
Class B	1,000.00	1,018.35	1.34	6.78
Class C	1,000.00	1,018.35	1.34	6.78
Small Cap Core Fund
Actual
Class I	$1,000.00	$1,025.75	1.17%	$5.94
Class A	1,000.00	1,025.11	1.42	7.21
Class B	1,000.00	1,022.17	2.13	10.80
Class C	1,000.00	1,021.31	2.13	10.79
Hypothetical**
Class I	1,000.00	1,019.20	1.17	5.92
Class A	1,000.00	1,017.95	1.42	7.18
Class B	1,000.00	1,014.39	2.13	10.76
Class C	1,000.00	1,014.39	2.13	10.76
Small Cap Growth Fund
Actual
Class I	$1,000.00	$1,022.73	0.91%	$4.61
Class A	1,000.00	1,022.18	1.16	5.88
Class B	1,000.00	1,017.92	1.88	9.51
Class C	1,000.00	1,017.88	1.88	9.51
Hypothetical**
Class I	1,000.00	1,020.51	0.91	4.61
Class A	1,000.00	1,019.25	1.16	5.87
Class B	1,000.00	1,015.64	1.88	9.50
Class C	1,000.00	1,015.64	1.88	9.50
Aggressive Allocation Fund
Actual
Class I	$1,000.00	$1,089.71	0.39%	$2.04
Class A	1,000.00	1,088.02	0.64	3.35
Class B	1,000.00	1,084.97	1.27	6.64
Class C	1,000.00	1,086.09	1.27	6.64
Hypothetical**
Class I	1,000.00	1,023.11	0.39	1.98
Class A	1,000.00	1,021.86	0.64	3.24
Class B	1,000.00	1,018.70	1.27	6.43
Class C	1,000.00	1,018.70	1.27	6.43
Balanced Allocation Fund
Actual
Class I	$1,000.00	$1,089.47	0.95%	$4.98
Class A	1,000.00	1,088.05	1.20	6.28
Class B	1,000.00	1,084.07	1.92	10.03
Class C	1,000.00	1,084.47	1.92	10.03
Hypothetical**
Class I	1,000.00	1,020.31	0.95	4.81
Class A	1,000.00	1,019.05	1.20	6.07
Class B	1,000.00	1,015.44	1.92	9.70
Class C	1,000.00	1,015.44	1.92	9.70
Conservative Allocation Fund
Actual
Class I	$1,000.00	$1,065.31	0.33%	$1.71
Class A	1,000.00	1,064.09	0.58	3.00
Class B	1,000.00	1,060.20	1.21	6.25
Class C	1,000.00	1,061.17	1.21	6.25
Hypothetical**
Class I	1,000.00	1,023.41	0.33	1.67
Class A	1,000.00	1,022.16	0.58	2.94
Class B	1,000.00	1,019.00	1.21	6.12
Class C	1,000.00	1,019.00	1.21	6.12

*	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.

**	Assumes annual return of 5% before expenses.

Allegiant Equity Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS	For the Six Months Ended November 30 , 2006 (Unaudited)
and For the Years Ended May 31, unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
INTERNATIONAL EQUITY FUND
CLASS I
2006*,**	$14.23	$0.02	$1.41	$—	$—	$15.66	10.05%	$300,781	1.22%	0.26%	1.37%	0.11%	16%
2006**	11.14	0.15	3.22	(0.28)	—	14.23	30.57	264,452	1.34	1.13	1.49	0.98	123
2005	10.18	0.13	0.99	(0.16)	—	11.14	10.99	209,121	1.36	1.27	1.46	1.17	225
2004	8.05	0.08	2.21	(0.16)	—	10.18	28.50	280,040	1.41	0.74	1.41	0.74	117
2003	9.75	0.08	(1.75)	(0.03)	—	8.05	(17.13)	322,284	1.38	1.06	1.38	1.06	90
2002	10.89	0.06	(1.16)	(0.04)	—	9.75	(10.09)	517,829	1.34	0.63	1.34	0.63	63
CLASS A
2006*,**	$14.10	$—	$1.39	$—	$—	$15.49	9.86%	$16,150	1.47%	0.01%	1.62%	(0.14)%	16%
2006**	11.03	0.11	3.21	(0.25)	—	14.10	30.39	14,083	1.59	0.88	1.74	0.73	123
2005	10.09	0.13	0.95	(0.14)	—	11.03	10.62	11,333	1.61	1.02	1.71	0.92	225
2004	7.97	0.07	2.17	(0.12)	—	10.09	28.19	11,693	1.66	0.49	1.66	0.49	117
2003	9.68	0.10	(1.79)	(0.02)	—	7.97	(17.49)	32,345	1.63	0.81	1.63	0.81	90
2002	10.81	0.04	(1.16)	(0.01)	—	9.68	(10.35)	12,143	1.59	0.38	1.59	0.38	63
CLASS B
2006*,**	$13.73	$(0.05)	$1.36	$—	$—	$15.04	9.54%	$1,270	2.18%	(0.70)%	2.33%	(0.85)%	16%
2006**	10.73	0.02	3.12	(0.14)	—	13.73	29.43	1,236	2.27	0.20	2.42	0.05	123
2005	9.81	0.04	0.93	(0.05)	—	10.73	9.85	1,369	2.30	0.33	2.40	0.23	225
2004	7.77	(0.02)	2.14	(0.08)	—	9.81	27.31	1,834	2.36	(0.21)	2.36	(0.21)	117
2003	9.46	0.01	(1.70)	—	—	7.77	(17.87)	1,944	2.34	0.10	2.34	0.10	90
2002	10.62	(0.04)	(1.12)	—	—	9.46	(10.92)	3,209	2.30	(0.33)	2.30	(0.33)	63
CLASS C
2006*,**	$13.69	$(0.05)	$1.36	$—	$—	$15.00	9.57%	$784	2.18%	(0.70)%	2.33%	(0.85)%	16%
2006**	10.68	0.01	3.12	(0.12)	—	13.69	29.43	1,001	2.27	0.20	2.42	0.05	123
2005	9.78	0.05	0.93	(0.08)	—	10.68	10.01	1,277	2.30	0.33	2.40	0.23	225
2004	7.77	—	2.12	(0.11)	—	9.78	27.27	1,209	2.36	(0.21)	2.36	(0.21)	117
2003	9.46	0.01	(1.70)	—	—	7.77	(17.87)	413	2.34	0.10	2.34	0.10	90
2002	10.63	(0.03)	(1.14)	—	—	9.46	(11.01)	565	2.30	(0.33)	2.30	(0.33)	63

†	Total return excludes sales charge.

*	For the six months ended November 30, 2006. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Redemption fees received during the six months ended November 30, 2006 and the year ended May 31, 2006 had no effect on the net asset value.

(1)	Per share data calculated using average shares outstanding method.

See Notes to Financial Statements.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
LARGE CAP CORE EQUITY FUND
CLASS I
2006*	$12.39	$0.03	$1.02	$(0.03)	$—	$13.41	8.46%	$245,177	0.92%	0.49%	0.92%	0.49%	35%
2006	11.54	0.05	1.09	(0.04)	(0.25)	12.39	9.98	227,171	0.97	0.43	0.97	0.43	65
2005	10.91	0.08	0.79	(0.08)	(0.16)	11.54	7.95	211,478	0.98	0.66	0.98	0.66	69
2004	9.58	0.09	1.33	(0.09)	—	10.91	14.72	209,690	0.94	0.81	0.94	0.81	124
2003	10.87	0.10	(1.30)	(0.09)	—	9.58	(10.90)	152,055	0.96	1.08	0.96	1.08	68
2002	12.27	0.05	(1.15)	(0.04)	(0.26)	10.87	(8.99)	141,177	0.97	0.47	0.97	0.47	112
CLASS A
2006*	$12.26	$0.01	$1.00	$(0.01)	$—	$13.26	8.26%	$5,879	1.17%	0.24%	1.17%	0.24%	35%
2006	11.41	0.02	1.10	(0.02)	(0.25)	12.26	9.81	5,863	1.22	0.18	1.22	0.18	65
2005	10.81	0.05	0.77	(0.06)	(0.16)	11.41	7.53	7,881	1.23	0.41	1.23	0.41	69
2004	9.49	0.06	1.33	(0.07)	—	10.81	14.62	8,648	1.19	0.56	1.19	0.56	124
2003	10.77	0.08	(1.29)	(0.07)	—	9.49	(11.22)	4,703	1.21	0.83	1.21	0.83	68
2002	12.16	0.02	(1.13)	(0.02)	(0.26)	10.77	(9.19)	3,313	1.22	0.22	1.22	0.22	112
CLASS B
2006*	$11.77	$(0.03)	$0.96	$—	$—	$12.70	7.90%	$3,113	1.88%	(0.47)%	1.88%	(0.47)%	35%
2006	11.03	(0.06)	1.05	—	(0.25)	11.77	9.01	3,152	1.90	(0.50)	1.90	(0.50)	65
2005	10.49	(0.03)	0.76	(0.03)	(0.16)	11.03	6.90	3,545	1.92	(0.27)	1.92	(0.27)	69
2004	9.22	(0.02)	1.29	—	—	10.49	13.70	3,527	1.89	(0.14)	1.89	(0.14)	124
2003	10.48	0.01	(1.26)	(0.01)	—	9.22	(11.79)	1,699	1.92	0.12	1.92	0.12	68
2002	11.91	(0.05)	(1.12)	—	(0.26)	10.48	(9.87)	2,013	1.93	(0.49)	1.93	(0.49)	112
CLASS C
2006*	$11.77	$(0.03)	$0.96	$—	$—	$12.70	7.90%	$422	1.88%	(0.47)%	1.88%	(0.47)%	35%
2006	11.02	(0.06)	1.06	—	(0.25)	11.77	9.11	408	1.90	(0.50)	1.90	(0.50)	65
2005	10.49	(0.03)	0.75	(0.03)	(0.16)	11.02	6.82	731	1.92	(0.27)	1.92	(0.27)	69
2004	9.23	(0.02)	1.29	(0.01)	—	10.49	13.63	676	1.89	(0.14)	1.89	(0.14)	124
2003	10.48	0.01	(1.25)	(0.01)	—	9.23	(11.68)	516	1.92	0.12	1.92	0.12	68
2002	11.92	(0.04)	(1.14)	—	(0.26)	10.48	(9.94)	499	1.93	(0.49)	1.93	(0.49)	112
LARGE CAP GROWTH FUND
CLASS I
2006*	$19.77	$—	$1.75	$—	$—	$21.52	8.85%	$428,099	0.92%	0.04%	0.92%	0.04%	38%
2006	19.06	—	1.54	(0.19)	(0.64)	19.77	8.02	453,493	0.97	(0.01)	0.97	(0.01)	76
2005	18.71	0.08	0.51	—	(0.24)	19.06	3.22	482,538	0.98	0.38	0.98	0.38	78
2004	17.13	0.02	1.63	(0.07)	—	18.71	9.64	581,512	0.93	0.09	0.93	0.09	144
2003	19.54	0.06	(2.41)	(0.06)	—	17.13	(12.03)	542,371	0.92	0.35	0.92	0.35	65
2002	24.36	0.01	(4.62)	—	(0.21)	19.54	(19.03)	699,863	0.92	0.05	0.92	0.05	52
CLASS A
2006*	$19.48	$(0.02)	$1.72	$—	$—	$21.18	8.73%	$120,403	1.17%	(0.21)%	1.17%	(0.21)%	38%
2006	18.78	(0.05)	1.51	(0.12)	(0.64)	19.48	7.74	118,848	1.22	(0.26)	1.22	(0.26)	76
2005	18.49	0.03	0.50	—	(0.24)	18.78	2.93	129,193	1.23	0.13	1.23	0.13	78
2004	16.95	(0.03)	1.61	(0.04)	—	18.49	9.34	142,015	1.18	(0.16)	1.18	(0.16)	144
2003	19.34	0.02	(2.39)	(0.02)	—	16.95	(12.26)	136,358	1.17	0.10	1.17	0.10	65
2002	24.17	(0.04)	(4.58)	—	(0.21)	19.34	(19.23)	103,258	1.17	(0.20)	1.17	(0.20)	52
CLASS B
2006*	$18.55	$(0.09)	$1.63	$—	$—	$20.09	8.30%	$7,313	1.88%	(0.92)%	1.88%	(0.92)%	38%
2006	17.92	(0.18)	1.45	—	(0.64)	18.55	7.03	8,399	1.90	(0.94)	1.90	(0.94)	76
2005	17.78	(0.10)	0.48	—	(0.24)	17.92	2.20	9,265	1.92	(0.56)	1.92	(0.56)	78
2004	16.38	(0.15)	1.57	(0.02)	—	17.78	8.66	9,673	1.88	(0.86)	1.88	(0.86)	144
2003	18.81	(0.09)	(2.34)	—	—	16.38	(12.92)	3,363	1.88	(0.61)	1.88	(0.61)	65
2002	23.67	(0.19)	(4.46)	—	(0.21)	18.81	(19.77)	2,972	1.88	(0.91)	1.88	(0.91)	52
CLASS C
2006*	$18.58	$(0.09)	$1.63	$—	$—	$20.12	8.29%	$930	1.88%	(0.92)%	1.88%	(0.92)%	38%
2006	17.94	(0.18)	1.46	—	(0.64)	18.58	7.08	826	1.90	(0.94)	1.90	(0.94)	76
2005	17.80	(0.10)	0.48	—	(0.24)	17.94	2.20	1,239	1.92	(0.56)	1.92	(0.56)	78
2004	16.40	(0.15)	1.57	(0.02)	—	17.80	8.70	1,146	1.88	(0.86)	1.88	(0.86)	144
2003	18.82	(0.09)	(2.33)	—	—	16.40	(12.91)	576	1.88	(0.61)	1.88	(0.61)	65
2002	23.69	(0.19)	(4.47)	—	(0.21)	18.82	(19.79)	654	1.88	(0.91)	1.88	(0.91)	52

Allegiant Equity Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS	For the Six Months Ended November 30, 2006 (Unaudited)
and For the Years Ended May 31, unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
LARGE CAP VALUE FUND
CLASS I
2006*	$18.87	$0.15	$2.03	$(0.14)	$—	$20.91	11.60%	$621,246	0.91%	1.54%	0.91%	1.54%	23%
2006	17.58	0.25	2.62	(0.23)	(1.35)	18.87	16.78	582,162	0.97	1.30	0.97	1.30	46
2005	16.44	0.26	1.81	(0.25)	(0.68)	17.58	12.74	548,937	0.98	1.47	0.98	1.47	37
2004	14.07	0.21	2.38	(0.22)	—	16.44	18.52	526,031	0.94	1.38	0.94	1.38	47
2003	15.83	0.21	(1.73)	(0.21)	(0.03)	14.07	(9.46)	505,108	0.93	1.62	0.93	1.62	34
2002	17.39	0.19	(0.88)	(0.19)	(0.68)	15.83	(3.84)	743,804	0.92	1.15	0.92	1.15	39
CLASS A
2006*	$18.81	$0.13	$2.01	$(0.11)	$—	$20.84	11.45%	$59,809	1.16%	1.29%	1.16%	1.29%	23%
2006	17.53	0.20	2.61	(0.18)	(1.35)	18.81	16.48	54,448	1.22	1.05	1.22	1.05	46
2005	16.39	0.21	1.82	(0.21)	(0.68)	17.53	12.50	48,306	1.23	1.22	1.23	1.22	37
2004	14.03	0.18	2.37	(0.19)	—	16.39	18.24	41,023	1.19	1.13	1.19	1.13	47
2003	15.80	0.19	(1.75)	(0.18)	(0.03)	14.03	(9.78)	34,207	1.18	1.37	1.18	1.37	34
2002	17.36	0.15	(0.88)	(0.15)	(0.68)	15.80	(4.10)	39,511	1.17	0.90	1.17	0.90	39
CLASS B
2006*	$18.70	$0.05	$2.01	$(0.05)	$—	$20.71	11.02%	$9,146	1.87%	0.58%	1.87%	0.58%	23%
2006	17.43	0.07	2.60	(0.05)	(1.35)	18.70	15.71	8,782	1.90	0.37	1.90	0.37	46
2005	16.30	0.09	1.81	(0.09)	(0.68)	17.43	11.73	9,783	1.92	0.53	1.92	0.53	37
2004	13.97	0.06	2.38	(0.11)	—	16.30	17.47	10,499	1.89	0.43	1.89	0.43	47
2003	15.73	0.09	(1.74)	(0.08)	(0.03)	13.97	(10.45)	7,022	1.89	0.66	1.89	0.66	34
2002	17.29	0.03	(0.88)	(0.03)	(0.68)	15.73	(4.81)	9,521	1.88	0.19	1.88	0.19	39
CLASS C
2006*	$18.62	$0.06	$1.99	$(0.05)	$—	$20.62	11.04%	$756	1.87%	0.58%	1.87%	0.58%	23%
2006	17.36	0.07	2.59	(0.05)	(1.35)	18.62	15.70	588	1.90	0.37	1.90	0.37	46
2005	16.24	0.09	1.80	(0.09)	(0.68)	17.36	11.72	776	1.92	0.53	1.92	0.53	37
2004	13.94	0.02	2.40	(0.12)	—	16.24	17.36	697	1.89	0.43	1.89	0.43	47
2003	15.70	0.10	(1.74)	(0.09)	(0.03)	13.94	(10.42)	305	1.89	0.66	1.89	0.66	34
2002	17.27	0.04	(0.88)	(0.05)	(0.68)	15.70	(4.77)	341	1.88	0.19	1.88	0.19	39

†	Total return excludes sales charge.

*	For the six months ended November 30, 2006. All ratios for the period have been annualized. Total return for the period has not been annualized.

(1)	Per share data calculated using average shares outstanding method.

(2)	Mid Cap Value Fund Class I and Class A commenced operations on July 1, 2002 and Class B and Class C commenced operations on June 2, 2003. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
MID CAP VALUE FUND
CLASS I
2006*	$13.73	$0.05	$1.47	$—	$—	$15.25	11.07%	$121,107	0.92%	0.65%	1.17%	0.40%	21%
2006	12.47	0.09	2.55	(0.11)	(1.27)	13.73	22.04	93,896	1.01	0.62	1.26	0.37	44
2005	12.54	0.10	2.12	(0.04)	(2.25)	12.47	18.13	45,863	1.02	0.75	1.27	0.50	75
2004	10.11	0.04	2.69	(0.07)	(0.23)	12.54	27.24	52,453	1.07	0.36	1.20	0.23	87
2003(2)	10.00	0.07	0.07	(0.03)	—	10.11	1.38	36,319	0.93	0.89	1.24	0.58	76
CLASS A
2006*	$13.57	$0.03	$1.46	$—	$—	$15.06	10.98%	$56,849	1.17%	0.40%	1.42%	0.15%	21%
2006	12.35	0.04	2.53	(0.08)	(1.27)	13.57	21.66	10,777	1.26	0.37	1.51	0.12	44
2005	12.44	0.07	2.10	(0.01)	(2.25)	12.35	17.86	6,042	1.27	0.50	1.52	0.25	75
2004	10.05	—	2.68	(0.06)	(0.23)	12.44	26.85	5,313	1.32	0.11	1.45	(0.02)	87
2003(2)	10.00	0.06	0.01	(0.02)	—	10.05	0.71	1,299	1.18	0.64	1.49	0.33	76
CLASS B
2006*	$13.36	$(0.02)	$1.44	$—	$—	$14.78	10.63%	$4,946	1.88%	(0.31)%	2.13%	(0.56)%	21%
2006	12.18	(0.04)	2.49	—	(1.27)	13.36	20.87	4,636	1.94	(0.31)	2.19	(0.56)	44
2005	12.37	(0.02)	2.08	—	(2.25)	12.18	16.98	4,058	1.96	(0.19)	2.21	(0.44)	75
2004(2)	10.14	(0.08)	2.56	(0.02)	(0.23)	12.37	24.64	3,472	2.05	(0.62)	2.18	(0.75)	87
CLASS C
2006*	$13.43	$(0.02)	$1.44	$—	$—	$14.85	10.57%	$3,289	1.88%	(0.31)%	2.13%	(0.56)%	21%
2006	12.23	(0.04)	2.51	—	(1.27)	13.43	20.95	1,745	1.94	(0.31)	2.19	(0.56)	44
2005	12.42	(0.02)	2.08	—	(2.25)	12.23	16.91	951	1.96	(0.19)	2.21	(0.44)	75
2004(2)	10.14	(0.08)	2.60	(0.01)	(0.23)	12.42	24.96	858	2.05	(0.62)	2.18	(0.75)	87
MULTI-FACTOR MID CAP GROWTH FUND
CLASS I
2006*	$7.73	$0.08	$0.37	$—	$—	$8.18	5.82%	$16,983	0.76%	1.97%	1.31%	1.42%	91%
2006	6.92	—	0.81	—	—	7.73	11.71	15,544	0.90	(0.04)	1.46	(0.60)	102
2005	6.59	(0.04)	0.37	—	—	6.92	5.01	13,248	1.07	(0.62)	1.40	(0.95)	219
2004	5.70	(0.04)	0.93	—	—	6.59	15.63	67,969	1.13	(0.69)	1.26	(0.82)	228
2003	6.49	(0.05)	(0.74)	—	—	5.70	(12.17)	74,852	1.30	(0.92)	1.30	(0.92)	66
2002	8.08	(0.06)	(1.53)	—	—	6.49	(19.68)	143,328	1.27	(0.92)	1.27	(0.92)	68
CLASS A
2006*	$7.38	$0.06	$0.37	$—	$—	$7.81	5.83%	$16,476	1.01%	1.72%	1.56%	1.17%	91%
2006	6.63	(0.02)	0.77	—	—	7.38	11.31	16,778	1.15	(0.29)	1.71	(0.85)	102
2005	6.32	(0.05)	0.36	—	—	6.63	4.91	17,836	1.32	(0.87)	1.65	(1.20)	219
2004	5.48	(0.06)	0.90	—	—	6.32	15.33	19,092	1.38	(0.94)	1.51	(1.07)	228
2003	6.26	(0.06)	(0.72)	—	—	5.48	(12.46)	16,476	1.55	(1.17)	1.55	(1.17)	66
2002	7.80	(0.08)	(1.46)	—	—	6.26	(19.74)	19,943	1.52	(1.17)	1.52	(1.17)	68
CLASS B
2006*	$5.98	$0.03	$0.29	$—	$—	$6.30	5.35%	$1,045	1.73%	1.00%	2.28%	0.45%	91%
2006	5.41	(0.06)	0.63	—	—	5.98	10.54	1,231	1.83	(0.97)	2.39	(1.53)	102
2005	5.19	(0.08)	0.30	—	—	5.41	4.24	2,011	2.01	(1.56)	2.32	(1.89)	219
2004	4.53	(0.08)	0.74	—	—	5.19	14.57	3,429	2.08	(1.64)	2.21	(1.77)	228
2003	5.21	(0.08)	(0.60)	—	—	4.53	(13.05)	4,157	2.26	(1.88)	2.26	(1.88)	66
2002	6.55	(0.11)	(1.23)	—	—	5.21	(20.46)	6,899	2.23	(1.88)	2.23	(1.88)	68
CLASS C
2006*	$6.06	$0.03	$0.30	$—	$—	$6.39	5.45%	$134	1.73%	1.00%	2.28%	0.45%	91%
2006	5.48	(0.06)	0.64	—	—	6.06	10.58	137	1.83	(0.97)	2.39	(1.53)	102
2005	5.27	(0.08)	0.29	—	—	5.48	3.99	307	2.01	(1.56)	2.32	(1.89)	219
2004	4.59	(0.08)	0.76	—	—	5.27	14.82	366	2.08	(1.64)	2.21	(1.77)	228
2003	5.29	(0.08)	(0.62)	—	—	4.59	(13.23)	220	2.26	(1.88)	2.26	(1.88)	66
2002	6.64	(0.11)	(1.24)	—	—	5.29	(20.33)	240	2.23	(1.88)	2.23	(1.88)	68

Allegiant Equity Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS	For the Six Months Ended November 30, 2006 (Unaudited)
and For the Years Ended May 31, unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
MULTI-FACTOR SMALL CAP CORE FUND
CLASS I
2006*	$11.16	$0.04	$0.65	$—		$—	$11.85	6.18%	$15,345	0.95%	0.68%	1.30%	0.33%	63%
2006(2)	10.00	0.03	1.13	—		—	11.16	11.60	6,599	0.99	0.43	1.55	(0.13)	64
CLASS A
2006*	$11.15	$0.02	$0.65	$—		$—	$11.82	6.01%	$421	1.20%	0.43%	1.55%	0.08%	63%
2006(2)	10.00	—	1.15	—		—	11.15	11.50	116	1.24	0.18	1.80	(0.38)	64
MULTI-FACTOR SMALL CAP FOCUSED VALUE FUND
CLASS I
2006*	$11.15	$0.01	$0.45	$—		$—	$11.61	4.13%	$6,348	1.17%	0.20%	1.40%	(0.03)%	33%
2006(2)	10.00	0.01	1.14	—		—	11.15	11.50	6,095	1.06	0.20	1.63	(0.37)	81
CLASS A
2006*	$11.12	$—	$0.45	$—		$—	$11.57	4.05%	$172	1.42%	(0.05)%	1.65%	(0.28)%	33%
2006(2)	10.00	—	1.12	—		—	11.12	11.20	76	1.31	(0.05)	1.88	(0.62)	81
MULTI-FACTOR SMALL CAP GROWTH FUND
CLASS I
2006*	$10.57	$(0.02)	$0.24	$—		$—	$10.79	2.08%	$5,624	0.95%	(0.36)%	1.57%	(0.98)%	65%
2006(2)	10.00	(0.03)	0.60	—		—	10.57	5.70	5,518	0.97	(0.45)	1.64	(1.12)	77
CLASS A
2006*	$10.56	$(0.03)	$0.24	$—		$—	$10.77	1.99%	$29	1.20%	(0.61)%	1.82%	(1.23)%	65%
2006(2)	10.00	(0.05)	0.61	—		—	10.56	5.60	21	1.22	(0.70)	1.89	(1.37)	77
MULTI-FACTOR SMALL CAP VALUE FUND
CLASS I
2006*,**	$20.94	$0.02	$0.68	$—		$—	$21.64	3.34%	$496,467	1.16%	0.18%	1.16%	0.18%	40%
2006**	20.74	0.01	2.86	(0.04)		(2.63)	20.94	14.88	631,241	1.20	0.01	1.20	0.01	94
2005	22.18	(0.02)	2.83	—		(4.25)	20.74	11.61	767,302	1.22	(0.08)	1.22	(0.08)	103
2004	17.61	0.02	5.13	(0.06)		(0.52)	22.18	29.35	831,470	1.18	0.07	1.18	0.07	116
2003	20.64	0.08	(2.18)	(0.09	)(4)	(0.84)	17.61	(9.69)	773,213	1.20	0.48	1.20	0.48	127
2002	19.07	0.10	3.38	(0.15)		(1.76)	20.64	19.61	932,705	1.16	0.54	1.16	0.54	106
CLASS A
2006*,**	$19.90	$(0.01)	$0.64	$—		$—	$20.53	3.17%	$188,301	1.41%	(0.07)%	1.41%	(0.07)%	40%
2006**	19.84	(0.05)	2.74	—		(2.63)	19.90	14.62	198,542	1.45	(0.24)	1.45	(0.24)	94
2005	21.42	(0.07)	2.74	—		(4.25)	19.84	11.34	233,391	1.47	(0.33)	1.47	(0.33)	103
2004	17.04	(0.04)	4.96	(0.02)		(0.52)	21.42	28.96	202,755	1.43	(0.19)	1.43	(0.19)	116
2003	20.03	0.03	(2.11)	(0.07	)(4)	(0.84)	17.04	(9.88)	147,501	1.45	0.23	1.45	0.23	127
2002	18.57	0.04	3.29	(0.11)		(1.76)	20.03	19.31	43,052	1.41	0.29	1.41	0.29	106
CLASS B
2006*,**	$18.82	$(0.07)	$0.60	$—		$—	$19.35	2.82%	$15,049	2.12%	(0.78)%	2.12%	(0.78)%	40%
2006**	19.02	(0.18)	2.61	—		(2.63)	18.82	13.84	16,417	2.13	(0.92)	2.13	(0.92)	94
2005	20.82	(0.21)	2.66	—		(4.25)	19.02	10.56	17,972	2.16	(1.02)	2.16	(1.02)	103
2004	16.67	(0.18)	4.85	—		(0.52)	20.82	28.10	15,844	2.13	(0.90)	2.13	(0.90)	116
2003	19.68	(0.08)	(2.09)	—		(0.84)	16.67	(10.56)	10,944	2.16	(0.48)	2.16	(0.48)	127
2002	18.34	(0.09)	3.24	(0.05)		(1.76)	19.68	18.48	7,465	2.12	(0.42)	2.12	(0.42)	106
CLASS C
2006*,**	$18.78	$(0.07)	$0.60	$—		$—	$19.31	2.82%	$16,574	2.12%	(0.78)%	2.12%	(0.78)%	40%
2006**	18.99	(0.18)	2.60	—		(2.63)	18.78	13.81	19,237	2.13	(0.92)	2.13	(0.92)	94
2005	20.79	(0.21)	2.66	—		(4.25)	18.99	10.58	26,923	2.16	(1.02)	2.16	(1.02)	103
2004	16.65	(0.18)	4.84	—		(0.52)	20.79	28.15	20,622	2.13	(0.90)	2.13	(0.90)	116
2003	19.65	(0.08)	(2.08)	—		(0.84)	16.65	(10.52)	11,799	2.16	(0.48)	2.16	(0.48)	127
2002	18.34	(0.12)	3.27	(0.08)		(1.76)	19.65	18.46	5,100	2.12	(0.42)	2.12	(0.42)	106

†	Total return excludes sales charge.

*	For the six months ended November 30, 2006. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Redemption fees received during the six months ended November 30, 2006 and/or the year ended May 31, 2006 had no effect on the net asset value.

(1)	Per share data calculated using average shares outstanding method.

(2)	Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Focused Value Fund and Multi-Factor Small Cap Growth Fund commenced operations on September 30, 2005. All ratios for the period have been annualized. Total return for the period has not been annualized.

(3)	Small Cap Core Fund commenced operations on April 2, 2004. All ratios for the period have been annualized. Total return for the period has not been annualized.

(4)	Includes a tax return of capital of $(0.01) and $(0.01) for Class I and Class A, respectively, for Multi-Factor Small Cap Value Fund.

See Notes to Financial Statements.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
S&P 500® INDEX FUND
CLASS I
2006*	$10.90	$0.10	$1.11	$(0.09)	$—	$12.02	11.19%	$160,341	0.34%	1.72%	0.49%	1.57%	14%
2006	10.26	0.17	0.66	(0.19)	—	10.90	8.16	171,999	0.35	1.56	0.50	1.41	30
2005	9.67	0.17	0.59	(0.17)	—	10.26	7.95	339,817	0.36	1.73	0.51	1.58	30
2004	8.30	0.12	1.36	(0.11)	—	9.67	17.98	387,699	0.34	1.32	0.49	1.17	1
2003	9.21	0.11	(0.91)	(0.11)	—	8.30	(8.55)	281,426	0.35	1.43	0.50	1.28	7
2002	10.84	0.11	(1.63)	(0.11)	—	9.21	(14.11)	311,120	0.33	1.09	0.48	0.94	4
CLASS A
2006*	$10.88	$0.08	$1.11	$(0.08)	$—	$11.99	10.98%	$29,074	0.59%	1.47%	0.74%	1.32%	14%
2006	10.23	0.14	0.68	(0.17)	—	10.88	8.03	25,281	0.60	1.31	0.75	1.16	30
2005	9.64	0.14	0.60	(0.15)	—	10.23	7.72	22,176	0.61	1.48	0.76	1.33	30
2004	8.29	0.10	1.34	(0.09)	—	9.64	17.47	16,111	0.59	1.07	0.74	0.92	1
2003	9.18	0.09	(0.89)	(0.09)	—	8.29	(8.57)	12,571	0.60	1.18	0.75	1.03	7
2002	10.82	0.08	(1.64)	(0.08)	—	9.18	(14.44)	7,889	0.58	0.84	0.73	0.69	4
CLASS B
2006*	$10.79	$0.04	$1.11	$(0.04)	$—	$11.90	10.65%	$4,072	1.34%	0.72%	1.49%	0.57%	14%
2006	10.16	0.06	0.66	(0.09)	—	10.79	7.08	4,260	1.35	0.56	1.50	0.41	30
2005	9.57	0.07	0.60	(0.08)	—	10.16	7.00	4,182	1.36	0.73	1.51	0.58	30
2004	8.24	0.03	1.33	(0.03)	—	9.57	16.57	3,120	1.34	0.32	1.49	0.17	1
2003	9.14	0.04	(0.90)	(0.04)	—	8.24	(9.40)	1,914	1.35	0.43	1.50	0.28	7
2002	10.79	0.01	(1.64)	(0.02)	—	9.14	(15.16)	1,470	1.33	0.09	1.48	(0.06)	4
CLASS C
2006*	$10.82	$0.04	$1.11	$(0.04)	$—	$11.93	10.62%	$1,606	1.34%	0.72%	1.49%	0.57%	14%
2006	10.17	0.06	0.68	(0.09)	—	10.82	7.23	1,595	1.35	0.56	1.50	0.41	30
2005	9.59	0.07	0.59	(0.08)	—	10.17	6.87	2,195	1.36	0.73	1.51	0.58	30
2004	8.25	0.03	1.35	(0.04)	—	9.59	16.70	1,698	1.34	0.32	1.49	0.17	1
2003	9.15	0.03	(0.89)	(0.04)	—	8.25	(9.41)	881	1.35	0.43	1.50	0.28	7
2002	10.79	0.01	(1.64)	(0.01)	—	9.15	(15.08)	885	1.33	0.09	1.48	(0.06)	4
SMALL CAP CORE FUND
CLASS I
2006*,**	$12.43	$—	$0.32	$—	$—	$12.75	2.58%	$227,887	1.17%	(0.07)%	1.17%	(0.07)%	24%
2006	11.03	(0.05)	1.45	—	—	12.43	12.69	220,144	1.21	(0.46)	1.21	(0.46)	78
2005	9.50	(0.06)	1.59	—	—	11.03	16.11	151,633	1.23	(0.61)	1.23	(0.61)	54
2004(3)	10.00	(0.01)	(0.49)	—	—	9.50	(5.00)	28,986	1.31	(0.67)	1.31	(0.67)	4
CLASS A
2006*,**	$12.35	$(0.02)	$0.33	$—	$—	$12.66	2.51%	$3,233	1.42%	(0.32)%	1.42%	(0.32)%	24%
2006	10.99	(0.08)	1.44	—	—	12.35	12.38	3,514	1.46	(0.71)	1.46	(0.71)	78
2005	9.50	(0.09)	1.58	—	—	10.99	15.68	2,533	1.48	(0.86)	1.48	(0.86)	54
2004(3)	10.00	(0.01)	(0.49)	—	—	9.50	(5.00)	241	1.56	(0.92)	1.56	(0.92)	4
CLASS B
2006*,**	$12.18	$(0.06)	$0.33	$—	$—	$12.45	2.22%	$448	2.13%	(1.03)%	2.13%	(1.03)%	24%
2006	10.91	(0.16)	1.43	—	—	12.18	11.64	454	2.14	(1.39)	2.14	(1.39)	78
2005	9.49	(0.16)	1.58	—	—	10.91	14.96	257	2.17	(1.55)	2.17	(1.55)	54
2004(3)	10.00	(0.02)	(0.49)	—	—	9.49	(5.10)	24	2.26	(1.62)	2.26	(1.62)	4
CLASS C
2006*,**	$12.20	$(0.06)	$0.32	$—	$—	$12.46	2.13%	$938	2.13%	(1.03)%	2.13%	(1.03)%	24%
2006	10.92	(0.16)	1.44	—	—	12.20	11.72	948	2.14	(1.39)	2.14	(1.39)	78
2005	9.50	(0.16)	1.58	—	—	10.92	14.95	700	2.17	(1.55)	2.17	(1.55)	54
2004(3)	10.00	(0.02)	(0.48)	—	—	9.50	(5.00)	300	2.26	(1.62)	2.26	(1.62)	4

Allegiant Equity Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS	For the Six Months Ended November 30, 2006 (Unaudited)
and For the Years Ended May 31, unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
SMALL CAP GROWTH FUND
CLASS I
2006*	$9.68	$(0.02)	$0.24	$—	$—	$9.90	2.27%	$18,961	0.91%	(0.36)%	1.36%	(0.81)%	65%
2006**	8.63	(0.05)	1.10	—	—	9.68	12.17	20,682	1.23	(0.55)	1.68	(1.00)	111
2005	9.09	(0.07)	(0.39)	—	—	8.63	(5.06)	28,035	1.32	(0.82)	1.43	(0.93)	280
2004	7.70	(0.09)	1.48	—	—	9.09	18.05	134,244	1.23	(1.02)	1.23	(1.02)	340
2003	9.18	(0.06)	(1.42)	—	—	7.70	(16.12)	156,646	1.29	(0.92)	1.29	(0.92)	119
2002	11.56	(0.09)	(2.29)	—	—	9.18	(20.59)	268,485	1.24	(0.88)	1.24	(0.88)	122
CLASS A
2006*	$9.47	$(0.03)	$0.24	$—	$—	$9.68	2.22%	$16,356	1.16%	(0.61)%	1.61%	(1.06)%	65%
2006**	8.47	(0.09)	1.09	—	—	9.47	11.81	17,306	1.48	(0.80)	1.93	(1.25)	111
2005	8.94	(0.07)	(0.40)	—	—	8.47	(5.26)	18,412	1.57	(1.07)	1.68	(1.18)	280
2004	7.59	(0.11)	1.46	—	—	8.94	17.79	22,493	1.48	(1.27)	1.48	(1.27)	340
2003	9.07	(0.08)	(1.40)	—	—	7.59	(16.32)	18,814	1.54	(1.17)	1.54	(1.17)	119
2002	11.44	(0.12)	(2.25)	—	—	9.07	(20.72)	21,941	1.49	(1.13)	1.49	(1.13)	122
CLASS B
2006*	$8.93	$(0.06)	$0.22	$—	$—	$9.09	1.79%	$1,423	1.88%	(1.33)%	2.33%	(1.78)%	65%
2006**	8.04	(0.12)	1.01	—	—	8.93	11.07	1,605	2.16	(1.48)	2.61	(1.93)	111
2005	8.54	(0.13)	(0.37)	—	—	8.04	(5.86)	2,630	2.26	(1.76)	2.37	(1.87)	280
2004	7.30	(0.17)	1.41	—	—	8.54	16.99	5,186	2.18	(1.97)	2.18	(1.97)	340
2003	8.79	(0.12)	(1.37)	—	—	7.30	(16.95)	5,141	2.25	(1.88)	2.25	(1.88)	119
2002	11.16	(0.18)	(2.19)	—	—	8.79	(21.24)	8,055	2.20	(1.84)	2.20	(1.84)	122
CLASS C
2006*	$8.95	$(0.06)	$0.22	$—	$—	$9.11	1.79%	$135	1.88%	(1.33)%	2.33%	(1.78)%	65%
2006**	8.06	(0.09)	0.98	—	—	8.95	11.04	135	2.16	(1.48)	2.61	(1.93)	111
2005	8.56	(0.13)	(0.37)	—	—	8.06	(5.84)	653	2.26	(1.76)	2.37	(1.87)	280
2004	7.32	(0.17)	1.41	—	—	8.56	16.94	719	2.18	(1.97)	2.18	(1.97)	340
2003	8.81	(0.12)	(1.37)	—	—	7.32	(16.91)	390	2.25	(1.88)	2.25	(1.88)	119
2002	11.19	(0.18)	(2.20)	—	—	8.81	(21.27)	476	2.20	(1.84)	2.20	(1.84)	122

†	Total return excludes sales charge.

*	For the six months ended November 30, 2006. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Redemption fees received during the year ended May 31, 2006 had no effect on the net asset value.

(1)	Per share data calculated using average shares outstanding method.

See Notes to Financial Statements.

Allegiant Asset Allocation Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS	For the Six Months Ended November 30, 2006 (Unaudited)
and For the Years Ended May 31, unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)**(1)	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets††	Ratio of Net Investment Income (Loss) to Average Net Assets**	Ratio of Expenses to Average Net Assets (Before Fee Waivers)††	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)**	Portfolio Turnover Rate
AGGRESSIVE ALLOCATION FUND
CLASS I
2006*	$10.46	$0.06	$0.85	$(0.05)		$(0.65)	$10.67	8.97%	$6,304	0.39%	1.06%	0.64%	0.81%	0%
2006	9.84	0.15	0.87	(0.23)		(0.17)	10.46	10.49	6,486	0.39	1.49	0.64	1.24	30
2005	9.26	0.08	0.57	(0.07)		—	9.84	7.00	6,687	0.30	0.87	0.55	0.62	18
2004	8.23	0.07	1.00	(0.04)		—	9.26	12.98	6,592	0.30	0.61	0.55	0.36	42
2003	9.08	0.02	(0.80)	(0.07	)(2)	—	8.23	(8.56)	2,361	0.88	0.23	1.13	(0.02)	78
2002	9.95	0.10	(0.82)	(0.15	)(3)	—	9.08	(7.26)	2,854	1.12	1.15	1.37	0.90	40
CLASS A
2006*	$10.41	$0.04	$0.85	$(0.03)		$(0.65)	$10.62	8.80%	$646	0.64%	0.81%	0.89%	0.56%	0%
2006	9.79	0.11	0.89	(0.21)		(0.17)	10.41	10.30	1,408	0.64	1.24	0.89	0.99	30
2005	9.21	0.06	0.57	(0.05)		—	9.79	6.85	3,965	0.55	0.62	0.80	0.37	18
2004	8.21	0.03	1.00	(0.03)		—	9.21	12.54	3,519	0.55	0.36	0.80	0.11	42
2003	9.07	—	(0.80)	(0.06	)(2)	—	8.21	(8.73)	2,744	1.13	(0.02)	1.38	(0.27)	78
2002	9.95	0.08	(0.83)	(0.13	)(3)	—	9.07	(7.54)	2,744	1.37	0.90	1.62	0.65	40
CLASS B
2006*	$10.19	$0.01	$0.84	$(0.01)		$(0.65)	$10.38	8.50%	$1,119	1.27%	0.18%	1.52%	(0.07)%	0%
2006	9.61	0.06	0.86	(0.17)		(0.17)	10.19	9.64	1,508	1.24	0.64	1.49	0.39	30
2005	9.08	—	0.56	(0.03)		—	9.61	6.12	1,625	1.15	0.02	1.40	(0.23)	18
2004	8.13	(0.02)	0.99	(0.02)		—	9.08	11.93	1,431	1.15	(0.24)	1.40	(0.49)	42
2003	9.03	(0.05)	(0.80)	(0.05	)(2)	—	8.13	(9.32)	610	1.74	(0.63)	1.99	(0.88)	78
2002	9.95	0.03	(0.83)	(0.12	)(3)	—	9.03	(8.12)	137	1.98	0.29	2.23	0.04	40
CLASS C
2006*	$10.21	$0.01	$0.85	$(0.01)		$(0.65)	$10.41	8.61%	$297	1.27%	0.18%	1.52%	(0.07)%	0%
2006	9.64	0.06	0.85	(0.17)		(0.17)	10.21	9.50	940	1.24	0.64	1.49	0.39	30
2005	9.10	—	0.57	(0.03)		—	9.64	6.22	1,096	1.15	0.02	1.40	(0.23)	18
2004	8.14	—	0.98	(0.02)		—	9.10	12.01	1,021	1.15	(0.24)	1.40	(0.49)	42
2003	9.04	(0.05)	(0.80)	(0.05	)(2)	—	8.14	(9.34)	241	1.74	(0.63)	1.99	(0.88)	78
2002(4)	9.89	0.03	(0.77)	(0.11	)(3)	—	9.04	(8.37)	223	1.98	0.29	2.23	0.04	40

†	Total return excludes sales charge.

††	Does not include expenses of the investment companies in which Aggressive Allocation Fund and Conservative Allocation Fund invests.

*	For the six months ended November 30, 2006. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Recognition of net investment income by Aggressive Allocation Fund and Conservative Allocation Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Funds invest.

(1)	Per share data calculated using average shares outstanding method.

(2)	Includes a tax return of capital of $(0.07), $(0.06), $(0.05) and $(0.05) for Class I, Class A, Class B and Class C, respectively, for the Aggressive Allocation Fund.

(3)	Includes a tax return of capital of $(0.04), $(0.04), $(0.04) and $(0.04) for Class I, Class A, Class B and Class C, respectively, for the Aggressive Allocation Fund.

(4)	Aggressive Allocation Fund Class C commenced operations on June 28, 2001. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

Allegiant Asset Allocation Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS	For the Six Months Ended November 30, 2006 (Unaudited)
and For the Years Ended May 31, unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate(2)
BALANCED ALLOCATION FUND
CLASS I
2006*	$10.63	$0.10	$0.84	$(0.09)	$—	$11.48	8.95%	$141,961	0.95%	1.82%	0.95%	1.82%	85%
2006	9.95	0.17	0.68	(0.17)	—	10.63	8.64	122,916	1.04	1.63	1.04	1.63	223
2005	9.35	0.14	0.61	(0.15)	—	9.95	8.01	133,954	1.06	1.49	1.06	1.49	201
2004	8.44	0.11	0.89	(0.09)	—	9.35	11.93	136,752	0.98	1.15	0.98	1.15	230
2003	9.01	0.13	(0.55)	(0.15)	—	8.44	(4.58)	120,329	1.09	1.63	1.09	1.63	171
2002	9.72	0.20	(0.71)	(0.20)	—	9.01	(5.27)	157,660	1.00	2.13	1.00	2.13	106
CLASS A
2006*	$10.64	$0.09	$0.84	$(0.08)	$—	$11.49	8.81%	$15,783	1.20%	1.57%	1.20%	1.57%	85%
2006	9.96	0.14	0.69	(0.15)	—	10.64	8.35	14,323	1.29	1.38	1.29	1.38	223
2005	9.36	0.12	0.60	(0.12)	—	9.96	7.74	17,859	1.31	1.24	1.31	1.24	201
2004	8.45	0.08	0.90	(0.07)	—	9.36	11.67	16,900	1.23	0.90	1.23	0.90	230
2003	9.02	0.11	(0.55)	(0.13)	—	8.45	(4.80)	16,515	1.34	1.38	1.34	1.38	171
2002	9.72	0.17	(0.69)	(0.18)	—	9.02	(5.41)	16,664	1.25	1.88	1.25	1.88	106
CLASS B
2006*	$10.64	$0.05	$0.84	$(0.04)	$—	$11.49	8.41%	$6,182	1.92%	0.85%	1.92%	0.85%	85%
2006	9.96	0.07	0.68	(0.07)	—	10.64	7.60	5,781	1.99	0.68	1.99	0.68	223
2005	9.36	0.05	0.60	(0.05)	—	9.96	6.99	6,458	2.01	0.54	2.01	0.54	201
2004	8.46	0.02	0.89	(0.01)	—	9.36	10.80	6,985	1.93	0.20	1.93	0.20	230
2003	9.03	0.05	(0.55)	(0.07)	—	8.46	(5.48)	5,879	2.05	0.67	2.05	0.67	171
2002	9.73	0.11	(0.70)	(0.11)	—	9.03	(6.06)	5,721	1.96	1.17	1.96	1.17	106
CLASS C
2006*	$10.59	$0.05	$0.84	$(0.04)	$—	$11.44	8.45%	$2,090	1.92%	0.85%	1.92%	0.85%	85%
2006	9.91	0.07	0.68	(0.07)	—	10.59	7.60	1,246	1.99	0.68	1.99	0.68	223
2005	9.33	0.04	0.60	(0.06)	—	9.91	6.85	1,685	2.01	0.54	2.01	0.54	201
2004	8.43	0.03	0.88	(0.01)	—	9.33	10.83	1,754	1.93	0.20	1.93	0.20	230
2003	9.00	0.05	(0.55)	(0.07)	—	8.43	(5.49)	680	2.05	0.67	2.05	0.67	171
2002	9.72	0.11	(0.71)	(0.12)	—	9.00	(6.16)	747	1.96	1.17	1.96	1.17	106

†	Total return excludes sales charge.

††	Does not include expenses of the investment companies in which Aggressive Allocation Fund and Conservative Allocation Fund invests.

*	For the six months ended November 30, 2006. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Recognition of net investment income by Aggressive Allocation Fund and Conservative Allocation Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Funds invest.

(1)	Per share data calculated using average shares outstanding method.

(2)	Due to its investment strategy, Balanced Allocation Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

(3)	Includes a tax return of capital of $(0.03), $(0.03), $(0.02) and $(0.02) for Class I, Class A, Class B and Class C, respectively, for the Conservative Allocation Fund.

(4)	Conservative Allocation Fund Class B commenced operations on July 13, 2001. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

	Net Asset Value, Beginning of Period	Net Investment Income**(1)	Realized and Unrealized Gain/(Loss) on Investments	Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets††	Ratio of Net Investment Income to Average Net Assets**	Ratio of Expenses to Average Net Assets (Before Fee Waivers)††	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)**	Portfolio Turnover Rate
CONSERVATIVE ALLOCATION FUND
CLASS I
2006*	$10.38	$0.13	$0.53	$(0.12)		$(0.51)	$10.41	6.53%	$7,115	0.33%	2.47%	0.58%	2.22%	0%
2006	10.38	0.27	0.25	(0.31)		(0.21)	10.38	5.06	7,238	0.35	2.57	0.60	2.32	24
2005	10.00	0.20	0.37	(0.19)		—	10.38	5.72	5,329	0.27	1.92	0.52	1.67	18
2004	9.57	0.18	0.40	(0.15)		—	10.00	6.13	4,929	0.28	1.71	0.53	1.46	27
2003	9.66	0.17	(0.07)	(0.19	)(3)	—	9.57	1.15	2,820	0.70	1.83	0.95	1.58	38
2002	10.04	0.26	(0.36)	(0.28)		—	9.66	(0.97)	2,752	1.02	2.68	1.27	2.43	27
CLASS A
2006*	$10.37	$0.12	$0.52	$(0.10)		$(0.51)	$10.40	6.41%	$268	0.58%	2.22%	0.83%	1.97%	0%
2006	10.37	0.23	0.26	(0.28)		(0.21)	10.37	4.74	554	0.60	2.32	0.85	2.07	24
2005	10.00	0.17	0.37	(0.17)		—	10.37	5.40	3,755	0.52	1.67	0.77	1.42	18
2004	9.57	0.15	0.41	(0.13)		—	10.00	5.92	3,457	0.53	1.46	0.78	1.21	27
2003	9.66	0.14	(0.06)	(0.17	)(3)	—	9.57	0.90	3,048	0.95	1.58	1.20	1.33	38
2002	10.04	0.24	(0.36)	(0.26)		—	9.66	(1.21)	2,689	1.27	2.43	1.52	2.18	27
CLASS B
2006*	$10.32	$0.08	$0.52	$(0.07)		$(0.51)	$10.34	6.02%	$538	1.21%	1.59%	1.46%	1.34%	0%
2006	10.32	0.18	0.25	(0.22)		(0.21)	10.32	4.20	1,008	1.20	1.72	1.45	1.47	24
2005	9.97	0.11	0.36	(0.12)		—	10.32	4.70	1,056	1.12	1.07	1.37	0.82	18
2004	9.55	0.09	0.42	(0.09)		—	9.97	5.36	1,171	1.13	0.86	1.38	0.61	27
2003	9.65	0.06	(0.04)	(0.12	)(3)	—	9.55	0.27	613	1.56	0.97	1.81	0.72	38
2002(4)	9.97	0.08	(0.22)	(0.18)		—	9.65	(1.46)	163	1.88	1.82	2.13	1.57	27
CLASS C
2006*	$10.33	$0.08	$0.53	$(0.07)		$(0.51)	$10.36	6.12%	$263	1.21%	1.59%	1.46%	1.34%	0%
2006	10.33	0.18	0.25	(0.22)		(0.21)	10.33	4.18	566	1.20	1.72	1.45	1.47	24
2005	9.98	0.11	0.36	(0.12)		—	10.33	4.68	1,041	1.12	1.07	1.37	0.82	18
2004	9.56	0.09	0.42	(0.09)		—	9.98	5.32	1,395	1.13	0.86	1.38	0.61	27
2003	9.65	0.09	(0.06)	(0.12	)(3)	—	9.56	0.34	753	1.56	0.97	1.81	0.72	38
2002	10.04	0.10	(0.28)	(0.21)		—	9.65	(1.79)	702	1.88	1.82	2.13	1.57	27

Allegiant International Equity Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 98.7%
Australia — 2.6%
BHP Billiton, ADR (Materials)	141,860	$5,877
Cochlear (Healthcare)	26,300	1,169
Woolworths (Consumer Staples)	66,300	1,151

		8,197

Austria — 1.1%
Andritz AG (Industrials)	18,400	3,546

Belgium — 2.6%
Fortis (Financials)	25,000	1,019
KBC Groep NV (Financials)	33,000	3,713
Solvay (Materials)	25,680	3,656

		8,388

Brazil — 0.3%
Companhia Vale do Rio Doce, ADR (Materials)	702	19
Petroleo Brasileiro SA - Petrobras, ADR (Energy)	10,500	989

		1,008

Canada — 1.6%
Cameco (Energy)	30,500	1,159
First Quantum Minerals (Materials)	16,800	880
Methanex (Materials)	124,300	3,075

		5,114

Denmark — 0.3%
Coloplast A/S, Cl B (Healthcare)	12,400	1,091

Finland — 5.4%
Cargotec, Cl B (Industrials)	67,900	3,347
KCI Konecranes Oyj (Industrials)	166,200	4,224
Kone Oyj, Cl B (Industrials)	61,600	3,152
UPM-Kymmene Oyj (Materials)	115,600	2,878
YIT Oyj (Industrials)	135,399	3,518

		17,119

France — 5.8%
Air Liquide (Materials)	3,850	871
Christian Dior (Consumer Discretionary)	26,700	2,806
Compagnie de Saint-Gobain (Industrials)	38,700	3,088
Imerys SA (Materials)#	37,072	3,250
L’Oreal SA (Consumer Staples)	15,050	1,517
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary)	13,000	1,348
Neopost (Information Technology)	8,600	1,105
Peugeot (Consumer Discretionary)	52,029	3,244
Schneider Electric SA (Industrials)	12,040	1,304

		18,533

Germany — 3.1%
Adidas-Salomon (Consumer Discretionary)	23,175	1,141
Bijou Brigitte AG (Consumer Discretionary)	6,556	1,336
Continental (Consumer Discretionary)	29,007	3,294
Fielmann AG (Consumer Discretionary)	21,400	1,168
Rational (Consumer Discretionary)	7,000	1,169
SAP, ADR (Information Technology)	37,200	1,943

		10,051

Greece — 1.1%
IRF European Finance Investments (Financials)* (A)	290,400	1,553
National Bank of Greece SA (Financials)	42,000	1,926

		3,479

Hong Kong — 4.7%
China Mobile, ADR (Telecommunication Services)	27,600	1,165
Espirit Holdings (Consumer Discretionary)	172,000	1,783
Focus Media Holding, ADR (Consumer Discretionary)*	17,900	1,276
FUJI Food and Catering Services Holdings (Consumer Discretionary)#	626,000	1,448
Guangzhou R&F Properties, Cl H (Financials)	532,800	1,082
Hengan International Group (Consumer Staples)#	494,000	1,184
Li & Fung (Consumer Discretionary)	709,000	2,060
Li Ning (Consumer Discretionary)#	960,000	1,281
Wing Hang Bank (Financials)	135,000	1,425
Zijin Mining Group, Cl H (Materials)	3,555,000	2,431

		15,135

India — 1.1%
Bharti Tele-Ventures (Telecommunications)*	135,500	1,910
Infosys Technologies, ADR (Information Technology)	30,500	1,633

		3,543

Ireland — 2.8%
CRH PLC (Materials)	78,058	2,936
FBD Holdings PLC (Financials)	22,800	1,228
Greencore Group PLC (Consumer Staples)	605,769	3,321
Kingspan Group PLC (Industrials)	66,300	1,480

		8,965

Israel — 0.5%
Nice Systems, ADR (Information Technology)*	46,300	1,482

Italy — 1.3%
Azimut Holding (Financials)	120,000	1,537
Banca Italease (Financials)	34,190	1,924
Fiat SpA (Consumer Discretionary)	35,000	649

		4,110

Japan — 17.0%
Asahi Breweries (Consumer Staples)	193,600	2,793
Central Japan Railway (Industrials)	275	2,970
Daiwa Securities Group (Financials)	77,100	884
Denso (Consumer Discretionary)	35,000	1,327
Eisai (Healthcare)	22,300	1,191
Honeys (Consumer Discretionary)	14,912	626
Hoya (Information Technology)	26,370	1,039
Iino Kaiun Kaisha (Industrials)	341,900	3,007
Kansai Electric Power (Utilities)	123,000	3,071
KDDI (Telecommunication Services)	507	3,390
Maruichi Steel Tube (Materials)#	113,000	2,831
Meiji Dairies (Consumer Staples)	479,000	3,542
MISUMI Group (Industrials)	46,000	795
Mitsubishi UFJ Financial Group, ADR (Financials)	316,000	4,026
Nintendo (Information Technology)	4,800	1,144
Nippon Yusen Kabushiki (Industrials)	453,000	3,174
ORIX (Financials)	5,640	1,544
Secom (Industrials)	22,000	1,144
Shiseido (Consumer Staples)#	42,000	847

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Japan — continued
Showa Denko KK (Materials)	629,000	$2,494
Sumitomo Realty & Development (Financials)	76,000	2,423
Takeda Pharmaceutical (Healthcare)	24,125	1,576
Takeuchi Manufacturing (Industrials)	15,000	637
Tokuyama (Materials)	100,750	1,349
Tokyo Electric Power (Utilities)	108,400	3,381
Tokyu Land (Financials)	150,850	1,460
Toyota Motor, ADR (Consumer Discretionary)	6,600	792
Yamada Denki (Consumer Discretionary)	8,880	841

		54,298

Malaysia — 0.3%
Resorts World BHD (Consumer Discretionary)	221,000	806

Mexico — 2.4%
America Movil SA de CV, ADR (Telecommunication Services)	71,000	3,158
Cemex SA de CV, ADR (Materials)	88,024	2,864
Fomento Economico Mexicano SA de CV, ADR (Consumer Staples)*	15,300	1,610

		7,632

Netherlands — 2.0%
ABN AMRO Holdings (Financials)#	105,030	3,159
Crucell NV (Healthcare)*#	51,000	1,229
Fugro NV (Energy)	23,000	1,064
TomTom (Information Technology)*#	19,200	922

		6,374

Norway — 4.9%
Aker Seafoods ASA (Consumer Staples)	162,060	737
Austevoll Seafood ASA (Consumer Staples)*	190,210	1,173
Camillo Eitzen (Industrials)	286,800	3,131
DNB (Financials)	208,400	2,832
Eitzen Maritime Services ASA (Industrials)*	59,141	22
Orkla (Industrials)	22,100	1,239
Statoil ASA, ADR (Energy)	39,500	1,102
Telenor ASA (Telecommunication Services)	63,000	1,081
Yara International (Materials)#	204,590	4,260

		15,577

Portugal — 0.9%
Portugal Telecom SGPS (Telecommunication Services)	211,400	2,721

Singapore — 3.4%
Hartford Education (Consumer Discretionary)	112,130	43
Keppel (Industrials)	165,000	1,865
Raffles Education (Consumer Discretionary)	2,426,110	2,664
Singapore Exchange (Financials)	768,000	2,669
STATS ChipPAC, ADR (Information Technology)*#	255,000	2,145
Wilmar International (Healthcare)*	1,320,000	1,501

		10,887

South Africa — 3.8%
Impala Platinum Holdings (Materials)	102,400	2,587
Metorex (Materials)	1,301,651	2,598
Sappi (Materials)	195,000	3,144
Sasol (Energy)	71,300	2,503
Sasol, ADR (Energy)	32,750	1,155

		11,987

South Korea — 2.5%
Samsung Electronics (Information Technology)	4,000	2,746
Samsung SDI (Information Technology)	30,000	2,140
SK Telecom (Telecommunication Services)	13,600	3,161

		8,047

Spain — 3.2%
Banco Bilbao Vizcaya Argentaria (Financials)	137,300	3,318
Inditex SA (Consumer Discretionary)	30,500	1,546
Red Electrica de Espana (Utilities)	44,600	1,940
Repsol YPF (Energy)	99,000	3,553

		10,357

Sweden — 3.0%
Autoliv (Consumer Discretionary)	49,500	2,901
Investor AB, Cl B (Financials)	139,745	3,091
Modern Times Group AB, Cl B (Consumer Discretionary)	28,200	1,717
Telefonaktiebolaget LM Ericsson, ADR (Information Technology)	51,650	2,008

		9,717

Switzerland — 5.9%
ABB, ADR (Industrials)	140,960	2,295
Actelion (Healthcare)*	6,700	1,195
Nestle (Consumer Staples)	9,150	3,230
Nobel Biocare Holding (Healthcare)	5,150	1,401
Novartis AG, ADR (Healthcare)	68,010	3,972
Roche Holdings (Healthcare)	31,850	5,754
SGS SA (Industrials)	780	832

		18,679

United Kingdom — 15.1%
AstraZeneca PLC, ADR (Healthcare)#	40,730	2,358
BAE Systems, ADR (Industrials)	46,300	1,410
Barratt Developments PLC (Consumer Discretionary)	147,400	3,200
Bellway PLC (Consumer Discretionary)	130,000	3,729
BG Group (Energy)	141,300	1,901
Carnival (Consumer Discretionary)#	56,100	2,748
Crest Nicholson PLC (Consumer Discretionary)	313,100	3,878
Diageo PLC, ADR (Consumer Staples)	24,300	1,878
George Wimpey PLC (Consumer Discretionary)	337,828	3,672
ICAP PLC (Financials)	107,200	965
Imperial Tobacco Group PLC (Consumer Staples)	33,700	1,238
Lloyds TSB Group PLC (Financials)	317,661	3,375
Man Group PLC (Financials)	220,800	2,057
Metro International SA, Cl A (Consumer Discretionary)*	60	—	(B)
Metro International SA, Cl B (Consumer Discretionary)*	120	—	(B)
Michael Page International PLC (Industrials)	217,100	1,741
Pennon Group PLC (Utilities)	95,100	1,011
Persimmon PLC (Consumer Discretionary)	123,277	3,538
Reckitt Benckiser PLC (Consumer Staples)	54,000	2,401
Rio Tinto PLC, ADR (Materials)	6,050	1,298
Scottish & Southern Energy (Utilities)	61,000	1,745
Standard Chartered PLC (Financials)	28,850	827
Tesco PLC (Consumer Staples)	188,200	1,448

Allegiant International Equity Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
United Kingdom — continued
Vedanta Resources PLC (Materials)	64,800	$1,613

		48,031

Total Foreign Common Stocks (Cost $ 243,844)		314,874

FOREIGN RIGHTS — 0.0%
Belgium — 0.0%
Cumerio*	989	— (B)
Umicore*	989	— (B)

Total Foreign Rights (Cost $ – )		— (B)

AFFILIATED MONEY MARKET FUND — 1.4%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $4,321)	4,320,642	4,321

Total Investments Before Collateral for Loaned Securities – 100.1% (Cost $248,165)		319,195

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 6.8%
Non-Registered Investment Company — 6.8%
BlackRock Institutional Money Market Trust (C) (Cost $21,880)‡	21,880	21,880

TOTAL INVESTMENTS — 106.9% (Cost $270,045)**		341,075

Other Assets & Liabilities — (6.9)%
Investment Advisory Fees Payable		(256)
12b-1 Fees Payable
Class I		(37)
Class A		(3)
Administration Fees Payable		(15)
Custody Fees Payable		(78)
Trustees’ Fees Payable		(16)
Payable for Collateral for Loaned Securities		(21,880)
Payable for Investments Purchased		(350)
Payable for Shares of Beneficial Interest Redeemed		(297)
Other		842

Total Other Assets & Liabilities		(22,090)

TOTAL NET ASSETS — 100.0%		$318,985

Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$331,170
Undistributed Net Investment Income	592
Accumulated Net Realized Loss on Investments	(83,723)
Net Unrealized Appreciation of Foreign Currency and Translation of Other Assets and Liabilities in
Foreign Currency	9
Net Unrealized Appreciation on Investments and Futures	70,937

Total Net Assets	$318,985

Net Asset Value, Offering and Redemption Price
Per Share — Class I ($300,780,679 ÷ 19,203,934 outstanding shares of beneficial interest)	$15.66

Net Asset Value and Redemption Price
Per Share — Class A ($16,149,733 ÷ 1,042,433 outstanding shares of beneficial interest)	$15.49

Maximum Offering Price Per Share — Class A ($15.49 ÷ 94.50%)	$16.39

Net Asset Value and Offering Price
Per Share — Class B ($1,270,256 ÷ 84,449 outstanding shares of beneficial interest)	$15.04

Net Asset Value and Offering Price
Per Share — Class C ($784,353 ÷ 52,306 outstanding shares of beneficial interest)	$15.00

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $270,059.

Gross unrealized appreciation (000)	$73,851
Gross unrealized depreciation (000)	(2,835)

Net unrealized appreciation (000)	$71,016

†	See Note 3 in Notes to Financial Statements.

‡	See Note 8 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $21,199.

(A)	Illiquid Security. Total market value of illiquid securities is (000) $1,553 and represents 0.5% of net assets as of November 30, 2006.

(B)	Value is less than $500.

(C)	Represents security purchased with cash collateral for securities on loan.

ADR — American Depository Receipt

Cl — Class

PLC — Public Liability Company

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
TOPIX Index	25	$3,471	12/08/06	$(93)

Cash in the amount of $114,565 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

At November 30, 2006, sector diversification of the Fund was as follows:

Sector Diversification	% of Net Assets	Value (000)
Foreign Common Stocks
Consumer Discretionary	18.2%	$58,032
Consumer Staples	8.8	28,069
Energy	4.2	13,427
Financials	15.1	48,037
Healthcare	7.0	22,435
Industrials	15.0	47,921
Information Technology	5.7	18,307
Materials	16.0	50,911
Telecommunication Services	5.2	16,587
Utilities	3.5	11,148

Total Foreign Common Stocks	98.7	314,874
Affiliated Money Market Fund	1.4	4,321

Total Investments Before Collateral for Loaned Securities	100.1	319,195
Short Term Investments Held as Collateral for Loaned Securities	6.8	21,880

Total Investments	106.9	341,075
Other Assets and Liabilities	(6.9)	(22,090)

Net Assets	100.0%	$318,985

See Notes to Financial Statements.

Allegiant Large Cap Core Equity Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.2%
Consumer Discretionary — 10.3%
Dick’s Sporting Goods*#	56,800	$3,047
Fortune Brands	79,500	6,431
MGM Grand*	51,190	2,752
Nordstrom	63,000	3,088
Starbucks*#	153,920	5,432
Starwood Hotels & Resorts Worldwide	86,000	5,519

		26,269

Consumer Staples — 9.3%
Bunge#	73,500	5,182
Colgate-Palmolive	78,500	5,106
Constellation Brands, Cl A*	145,922	4,083
Dean Foods*	98,639	4,224
PepsiCo	81,210	5,032

		23,627

Energy — 9.9%
ConocoPhillips	55,800	3,755
EOG Resources	82,000	5,783
Peabody Energy	111,500	5,130
TransOcean*	57,200	4,459
Weatherford International*	134,260	6,030

		25,157

Financials — 21.4%
Allstate	69,540	4,414
American Express	93,490	5,490
American International Group#	124,910	8,784
Bank of America	114,260	6,153
Citigroup	136,700	6,779
Goldman Sachs	26,530	5,168
JPMorgan Chase	120,980	5,599
Merrill Lynch	54,720	4,784
Washington Mutual	69,030	3,015
Wells Fargo	126,000	4,440

		54,626

Healthcare — 12.0%
Amgen*	74,550	5,293
Cardinal Health	85,000	5,493
Genzyme*	68,500	4,411
GlaxoSmithKline PLC, ADR	97,110	5,160
Johnson & Johnson	68,640	4,524
Novartis AG, ADR	96,000	5,607

		30,488

Industrials — 10.8%
3M	60,050	4,892
General Electric	217,430	7,671
Illinois Tool Works#	112,220	5,297
Norfolk Southern	77,000	3,792
United Technologies	88,920	5,738

		27,390

Information Technology — 15.7%
Apple Computer*	62,500	5,730
Cisco Systems*	302,140	8,122
Corning*	156,000	3,363
Microchip Technology#	175,000	5,969
Microsoft	245,620	7,204
Motorola	201,000	4,456
Yahoo!*	188,500	5,088

		39,932

Materials — 3.0%
Ecolab#	72,560	3,218
Newmont Mining	94,000	4,410

		7,628

Telecommunication Services — 3.4%
American Tower, Cl A*	77,000	2,916
NII Holdings*	87,940	5,710

		8,626

Utilities — 3.4%
AES*	197,550	4,617
Equitable Resources	95,920	4,161

		8,778

Total Common Stocks (Cost $201,694)		252,521

AFFILIATED MONEY MARKET FUND — 0.1%
Allegiant Money Market Fund, Class I† (Cost $167)	166,871	167

Total Investments Before Collateral for Loaned Securities – 99.3% (Cost $201,861)		252,688

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 8.7%
Master Notes — 5.9%
Bank of America
5.383%, 12/01/06	$5,000	5,000
Bear Stearns
5.463%, 12/06/06	3,000	3,000
JPMorgan
5.393%, 12/15/06	7,000	7,000

		15,000

Medium Term Note — 1.0%
First Tennessee Bank
5.339%, 04/18/07 (A)	2,500	2,501

Repurchase Agreements — 1.8%
Bear Stearns
5.363%, 12/01/06	2,500	2,500
5.413%, 12/01/06	1,000	1,000
Lehman Brothers
5.363%, 12/01/06	1,172	1,173

		4,673

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $22,174)‡		22,174

TOTAL INVESTMENTS — 108.0% (Cost $224,035)**		274,862

Value (000)
Other Assets & Liabilities — (8.0)%
Investment Advisory Fees Payable	$(156)
12b-1 Fees Payable
Class I	(58)
Class A	(2)
Class B	(1)
Administration Fees Payable	(12)
Custody Fees Payable	(3)
Trustees’ Fees Payable	(14)
Payable for Collateral for Loaned Securities	(22,174)
Payable for Investments Purchased	(2,329)
Payable for Shares of Beneficial Interest Redeemed	(69)
Other	4,546

Total Other Assets & Liabilities	(20,272)

TOTAL NET ASSETS — 100.0%	$254,590

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$190,845
Undistributed Net Investment Income	301
Undistributed Net Realized Gain on Investments	12,549
Net Unrealized Appreciation on Investments and Futures	50,895

Total Net Assets	$254,590

Net Asset Value, Offering and Redemption Price Per Share — Class I ($245,176,711 ÷ 18,282,166 outstanding shares of beneficial interest)	$13.41

Net Asset Value and Redemption Price Per Share — Class A ($5,878,779 ÷ 443,244 outstanding shares of beneficial interest)	$13.26

Maximum Offering Price Per Share — Class A ($13.26 ÷ 94.50%)	$14.03

Net Asset Value and Offering Price Per Share — Class B ($3,113,033 ÷ 245,062 outstanding shares of beneficial interest)	$12.70

Net Asset Value and Offering Price Per Share — Class C ($421,659 ÷ 33,204 outstanding shares of beneficial interest)	$12.70

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $226,003.

Gross unrealized appreciation (000)	$50,885
Gross unrealized depreciation (000)	(2,026)

Net unrealized appreciation (000)	$48,859

†	See Note 3 in Notes to Financial Statements.

‡	See Note 8 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $21,552.

(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2006.

ADR	— American Depository Receipt

Cl	— Class

PLC	— Public Liability Company

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
S&P 500® Composite Index	3	$1,052	12/15/06	$68

Cash in the amount of $47,250 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

See Notes to Financial Statements.

Allegiant Large Cap Growth Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.7%
Consumer Discretionary — 14.2%
Coach*	305,056	$13,182
Johnson Controls	110,220	8,964
MGM Grand*	132,878	7,145
Nike, Cl B	129,906	12,854
Nordstrom#	157,255	7,709
Starbucks*#	406,213	14,335
Starwood Hotels & Resorts Worldwide	232,763	14,936

		79,125

Consumer Staples — 7.2%
Bunge#	145,310	10,244
Colgate-Palmolive#	155,649	10,125
Dean Foods*	183,055	7,839
PepsiCo	187,188	11,600

		39,808

Energy — 4.2%
TransOcean*	127,833	9,965
Weatherford International*	304,110	13,657

		23,622

Financials — 8.1%
American International Group#	205,964	14,483
Citigroup	231,555	11,483
Goldman Sachs#	42,138	8,208
Prudential Financial#	131,132	10,685

		44,859

Healthcare — 16.8%
Abbott Laboratories	260,416	12,151
Amgen*	140,655	9,986
Cardinal Health	162,890	10,526
Genzyme*	149,505	9,628
GlaxoSmithKline PLC, ADR	186,635	9,916
Hologic*#	197,000	9,856
Johnson & Johnson	137,499	9,063
Medtronic#	181,689	9,471
Novartis AG, ADR	224,066	13,088

		93,685

Industrials — 10.6%
Danaher#	161,673	11,821
FedEx	73,324	8,464
General Electric	396,750	13,997
Norfolk Southern	192,479	9,480
United Technologies	235,488	15,196

		58,958

Information Technology — 30.2%
Amdocs*	332,443	12,816
Apple Computer*	142,229	13,039
Cisco Systems*	746,696	20,071
Corning*	407,218	8,780
eBay*	221,842	7,176
First Data	450,025	11,363
Google, Cl A*	29,542	14,325
Marvell Technology Group*	406,000	8,380
Microchip Technology#	321,858	10,979
Microsoft	647,223	18,983
Motorola	502,689	11,145
SAP, ADR#	187,532	9,793
Xilinx#	291,418	7,810
Yahoo!*#	509,170	13,742

		168,402

Materials — 3.7%
Newmont Mining	232,000	10,883
Praxair#	151,697	9,466

		20,349

Telecommunication Services — 3.6%
American Tower, Cl A*	307,587	11,649
NII Holdings*	129,051	8,379

		20,028

Utilities — 1.1%
AES*	270,409	6,320

Total Common Stocks (Cost $ 440,679)		555,156

AFFILIATED MONEY MARKET FUND — 0.2%
Allegiant Money Market Fund, Class I† (Cost $ 1,159)	1,158,614	1,159

Total Investments Before Collateral for Loaned Securities – 99.9% (Cost $ 441,838)		556,315

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 21.4%
Master Notes — 5.9%
Bank of America
5.383%, 12/01/06	$15,000	15,000
Bear Stearns
5.463%, 12/06/06	7,500	7,500
JPMorgan
5.393%, 12/15/06	10,500	10,500

		33,000

Medium Term Notes — 2.7%
First Tennessee Bank
5.339%, 04/18/07 (A)	5,000	5,002
Morgan Stanley
5.390%, 10/01/07 (A)	5,000	5,000
Natexis Banque NY
5.375%, 05/08/07 (A)	5,000	5,000

		15,002

Repurchase Agreements — 12.8%
Bear Stearns
5.363%, 12/01/06	32,750	32,750
5.413%, 12/01/06	37,000	37,000
Lehman Brothers
5.363%, 12/01/06	1,164	1,164

		70,914

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $118,916)‡		118,916

Value (000)
TOTAL INVESTMENTS — 121.3% (Cost $560,754)**	$675,231

Other Assets & Liabilities — (21.3)%
Investment Advisory Fees Payable	(343)
12b-1 Fees Payable
Class I	(80)
Class A	(29)
Class B	(2)
Administration Fees Payable	(27)
Custody Fees Payable	(5)
Trustees’ Fees Payable	(38)
Payable for Collateral for Loaned Securities	(118,916)
Payable for Investments Purchased	(2,244)
Payable for Shares of Beneficial Interest Redeemed	(1,157)
Other	4,355

Total Other Assets & Liabilities	(118,486)

TOTAL NET ASSETS — 100.0%	$556,745

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$426,107
Net Investment Loss	(67)
Accumulated Net Realized Gain on Investments	16,160
Net Unrealized Appreciation on Investments and Futures	114,545

Total Net Assets	$556,745

Net Asset Value, Offering and Redemption Price Per Share — Class I ($428,098,571 ÷ 19,893,005 outstanding shares of beneficial interest)	$21.52

Net Asset Value and Redemption Price Per Share — Class A ($120,403,241 ÷ 5,685,471 outstanding shares of beneficial interest)	$21.18

Maximum Offering Price Per Share — Class A ($ 21.18 ÷ 94.50%)	$22.41

Net Asset Value and Offering Price Per Share — Class B ($7,312,643 ÷ 363,904 outstanding shares of beneficial interest)	$20.09

Net Asset Value and Offering Price Per Share — Class C ($930,472 ÷ 46,246 outstanding shares of beneficial interest)	$20.12

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $565,508.

Gross unrealized appreciation (000)	$115,177
Gross unrealized depreciation (000)	(5,454)

Net unrealized appreciation (000)	$109,723

†	See Note 3 in Notes to Financial Statements.

‡	See Note 8 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $115,806.

(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2006.

ADR — American Depository Receipt

Cl — Class

PLC — Public Liability Company

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
S&P 500® Composite Index	3	$1,052	12/15/06	$68

Cash in the amount of $47,250 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

See Notes to Financial Statements.

Allegiant Large Cap Value Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.1%
Consumer Discretionary — 10.1%
CBS, Cl B#	338,672	$10,076
Comcast, Cl A*#	348,864	14,115
Dow Jones#	360,162	12,998
Sony, ADR#	215,668	8,499
Time Warner	943,941	19,011
Tribune#	174,185	5,539

		70,238

Consumer Staples — 10.7%
Coca-Cola	327,149	15,321
Coca-Cola Enterprises	647,855	13,249
Kraft Foods#	370,848	12,998
Procter & Gamble	245,298	15,402
UST#	109,126	6,109
Wal-Mart Stores	231,391	10,667

		73,746

Energy — 12.7%
BP PLC, ADR	36,913	2,513
Canadian Natural Resources	95,750	5,197
Chevron	335,194	24,241
ConocoPhillips	128,858	8,672
ExxonMobil	437,135	33,576
Halliburton#	399,405	13,476

		87,675

Financials — 32.4%
American International Group	311,910	21,933
Amvescap PLC, ADR#	552,859	11,958
AON#	355,714	12,692
Bank of America	513,883	27,673
Chubb	113,604	5,880
Citigroup	576,950	28,611
Everest Re Group	49,016	4,824
Fannie Mae	263,012	15,000
Goldman Sachs	43,562	8,486
JPMorgan Chase	508,989	23,556
Marsh & McLennan	342,829	10,772
Morgan Stanley	283,778	21,612
Prudential Financial#	63,696	5,190
St. Paul Travelers	138,923	7,198
U.S. Bancorp#	322,983	10,865
Wells Fargo	220,013	7,753

		224,003

Healthcare — 7.4%
Amgen*	72,180	5,125
Bristol-Myers Squibb	180,552	4,483
Johnson & Johnson	155,552	10,252
Pfizer	743,448	20,437
Schering-Plough	206,496	4,545
St Jude Medical*	170,288	6,347

		51,189

Industrials — 4.6%
General Electric	543,448	19,173
Tyco International	197,034	5,968
Union Pacific	35,862	3,246
United Parcel Service, Cl B	46,831	3,649

		32,036

Information Technology — 8.7%
Alcatel SA, ADR#	767,396	10,191
Applied Materials	206,736	3,717
Hewlett-Packard	118,270	4,667
Intel	239,901	5,122
Microsoft	473,640	13,892
Sun Microsystems*	3,236,897	17,544
Yahoo!*	176,650	4,768

		59,901

Materials — 3.9%
E.I. duPont de Nemours#	185,645	8,712
Freeport-McMoRan Copper & Gold, Cl B#	62,098	3,904
Praxair#	106,118	6,622
Smurfit-Stone Container*#	694,600	7,453

		26,691

Telecommunication Services — 5.6%
AT&T	544,092	18,450
BellSouth	151,162	6,740
Verizon Communications	94,193	3,291
Vodafone Group PLC, ADR	383,701	10,115

		38,596

Utilities — 2.0%
DPL#	208,016	5,816
Exelon	83,076	5,045
Mirant*	91,703	2,790

		13,651

Total Common Stocks (Cost $ 547,930)		677,726

AFFILIATED MONEY MARKET FUND — 1.7%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $ 11,546)	11,545,988	11,546

Total Investments Before Collateral for Loaned Securities – 99.8% (Cost $ 559,476)		689,272

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 15.9%
Master Notes — 7.0%
Bank of America
5.383%, 12/01/06	$20,000	20,000
Bear Stearns
5.463%, 12/06/06	7,500	7,500
JPMorgan
5.393%, 12/15/06	21,000	21,000

		48,500

Medium Term Notes — 1.4%
First Tennessee Bank
5.339%, 04/18/07 (A)	5,000	5,002
Natexis Banque NY
5.375%, 05/08/07 (A)	5,000	5,000

		10,002

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Repurchase Agreements — 7.5%
Bear Stearns
5.363%, 12/01/06	$10,000	$10,000
5.413%, 12/01/06	41,500	41,500
Lehman Brothers
5.363%, 12/01/06	20	21

		51,521

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $110,023)‡		110,023

TOTAL INVESTMENTS — 115.7%
(Cost $669,499)**		799,295

Other Assets & Liabilities — (15.7)%
Investment Advisory Fees Payable		(425)
12b-1 Fees Payable
Class I		(97)
Class A		(11)
Class B		(3)
Administration Fees Payable		(34)
Custody Fees Payable		(7)
Trustees’ Fees Payable		(36)
Payable for Collateral for Loaned Securities		(110,023)
Payable for Investments Purchased		(1,375)
Payable for Shares of Beneficial Interest Redeemed		(439)
Other		4,112

Total Other Assets & Liabilities		(108,338)

TOTAL NET ASSETS — 100.0%		$690,957

Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$487,512
Undistributed Net Investment Income	2,254
Undistributed Net Realized Gain on Investments	71,395
Net Unrealized Appreciation on Investments	129,796

Total Net Assets	$690,957

Net Asset Value, Offering and Redemption Price Per Share — Class I ($621,245,560 ÷ 29,713,178 outstanding shares of beneficial interest)	$20.91

Net Asset Value and Redemption Price Per Share — Class A ($59,808,990 ÷ 2,869,896 outstanding shares of beneficial interest)	$20.84

Maximum Offering Price Per Share — Class A ($20.84 ÷ 94.50%)	$22.05

Net Asset Value and Offering Price Per Share — Class B ($9,146,116 ÷ 441,566 outstanding shares of beneficial interest)	$20.71

Net Asset Value and Offering Price Per Share — Class C ($756,242 ÷ 36,672 outstanding shares of beneficial interest)	$20.62

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $671,411.

Gross unrealized appreciation (000)	$133,363
Gross unrealized depreciation (000)	(5,479)

Net unrealized appreciation (000)	$127,884

†	See Note 3 in Notes to Financial Statements.

‡	See Note 8 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $106,011.

(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2006.

ADR — American Depository Receipt

Cl — Class

PLC — Public Liability Company

See Notes to Financial Statements.

Allegiant Mid Cap Value Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 94.8%
Consumer Discretionary — 11.6%
Apollo Group, Cl A*	75,700	$2,936
Autoliv	57,400	3,364
Career Education*	67,400	1,702
Dollar General	375,300	5,832
Idearc*	65,700	1,809
Liz Claiborne#	73,835	3,157
Ross Stores	94,500	2,929

		21,729

Consumer Staples — 5.8%
J.M. Smucker	34,000	1,635
Kroger	70,770	1,519
Smithfield Foods*	142,150	3,750
Tyson Foods, Cl A	239,800	3,810

		10,714

Energy — 6.1%
Arch Coal	106,180	3,812
Hess#	51,830	2,605
Peabody Energy	49,680	2,286
Sunoco	39,400	2,686

		11,389

Financials — 27.5%
Amvescap PLC, ADR#	213,000	4,607
Conseco*#	161,100	3,204
Developers Diversified Realty REIT	31,390	2,033
Endurance Specialty Holdings	72,810	2,733
Equity Residential REIT	33,500	1,784
Genworth Financial, Cl A	82,800	2,716
Marshall & Ilsley	69,070	3,163
Max Re Capital	189,000	4,536
Nationwide Financial Services, Cl A	29,905	1,555
Old Republic International	264,100	5,955
PartnerRe#	29,070	2,027
PMI Group	81,166	3,515
Prologis REIT	28,950	1,887
Radian Group	47,800	2,543
Reinsurance Group of America#	50,131	2,766
UnionBanCal	67,000	3,857
White Mountains Insurance Group	3,830	2,297

		51,178

Healthcare — 7.6%
CIGNA	23,000	2,899
Endo Pharmaceuticals Holdings*	102,800	2,787
Health Management Associates, Cl A#	187,100	3,836
Shire PLC, ADR	15,800	957
Triad Hospitals*	85,493	3,635

		14,114

Industrials — 4.6%
General Cable*	67,600	2,873
Southwest Airlines	203,200	3,193
Spirit Aerosystems Holdings, Cl A*	20,000	583
Union Pacific	20,870	1,889

		8,538

Information Technology — 11.6%
Check Point Software Technologies*	143,500	3,286
Compuware*	350,600	2,942
NCR*	89,590	3,844
Perot Systems, Cl A*	279,700	4,397
Seagate Technology#	113,800	2,931
Tech Data*	51,240	2,143
Tellabs*	201,400	2,022

		21,565

Materials — 7.2%
Abitibi-Consolidated#	536,730	1,267
International Flavors & Fragrances#	80,130	3,775
Louisiana-Pacific	194,100	4,095
MeadWestvaco	77,560	2,288
Rohm & Haas	35,200	1,838

		13,263

Telecommunication Services — 1.5%
Embarq	53,300	2,742

Utilities — 11.3%
CenterPoint Energy#	77,200	1,262
Constellation Energy Group#	26,348	1,808
Edison International	86,600	3,982
Mirant*	104,500	3,179
NRG Energy*#	45,840	2,609
PG&E	81,720	3,754
Sempra Energy	48,000	2,616
Xcel Energy#	78,280	1,797

		21,007

Total Common Stocks (Cost $ 152,498)		176,239

AFFILIATED MONEY MARKET FUND — 4.7%
Allegiant Money Market Fund, Class I† (Cost $8,913)	8,913,075	8,913

Total Investments Before Collateral for Loaned Securities – 99.5% (Cost $161,411)		185,152

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 12.4%
Master Notes — 4.2%
Bear Stearns
5.463%, 12/06/06	$6,000	6,000
JPMorgan
5.393%, 12/15/06	1,750	1,750

		7,750

Medium Term Notes — 2.6%
First Tennessee Bank
5.339%, 04/18/07 (A)	2,500	2,501
Morgan Stanley
5.391%, 01/19/07 (A)	2,500	2,502

		5,003

Repurchase Agreements — 5.6%
Bear Stearns
5.363%, 12/01/06	1,750	1,750
5.413%, 12/01/06	7,500	7,500

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Repurchase Agreements — continued
Lehman Brothers
5.363%, 12/01/06	$1,141	$1,141

		10,391

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $23,144)‡		23,144

TOTAL INVESTMENTS — 111.9% (Cost $184,555)**		208,296

Other Assets & Liabilities — (11.9)%
Investment Advisory Fees Payable		(109)
12b-1 Fees Payable
Class I		(11)
Class A		(3)
Class B		(2)
Class C		(1)
Administration Fees Payable		(9)
Custody Fees Payable		(2)
Trustees’ Fees Payable		(4)
Payable for Collateral for Loaned Securities		(23,144)
Payable for Shares of Beneficial Interest Redeemed		(143)
Other		1,322

Total Other Assets & Liabilities		(22,106)

TOTAL NET ASSETS — 100.0%		$186,190

Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$149,840
Undistributed Net Investment Income	493
Undistributed Net Realized Gain on Investments	12,116
Net Unrealized Appreciation on Investments	23,741

Total Net Assets	$186,190

Net Asset Value, Offering and Redemption Price Per Share — Class I ($121,106,771 ÷ 7,939,124 outstanding shares of beneficial interest)	$15.25

Net Asset Value and Redemption Price Per Share — Class A ($56,848,991 ÷ 3,773,793 outstanding shares of beneficial interest)	$15.06

Maximum Offering Price Per Share — Class A ($15.06 ÷ 94.50%)	$15.94

Net Asset Value and Offering Price Per Share — Class B ($4,945,790 ÷ 334,691 outstanding shares of beneficial interest)	$14.78

Net Asset Value and Offering Price Per Share — Class C ($3,288,878 ÷ 221,434 outstanding shares of beneficial interest)	$14.85

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $184,555.

Gross unrealized appreciation (000)	$25,869
Gross unrealized depreciation (000)	(2,128)

Net unrealized appreciation (000)	$23,741

See	Note 3 in Notes to Financial Statements.

‡	See Note 8 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $21,996.

(A) Variable Rate Security — the rate shown is the rate in effect on November 30, 2006.

ADR — American Depository Receipt

Cl — Class

PLC — Public Liability Company

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

Allegiant Multi - Factor Mid Cap Growth Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.7%
Consumer Discretionary — 21.9%
American Eagle Outfitters	7,400	$333
Coach*	17,800	769
EchoStar Communications, Cl A*	10,700	385
Hilton Hotels	14,400	473
International Game Technology	3,200	140
JC Penney	5,600	433
Liberty Global, Cl A*	18,900	510
Liberty Media Holding, Cl A*	9,000	205
Limited Brands	18,200	577
Marriott, Cl A	7,600	343
Nordstrom	14,334	703
Office Depot*	12,700	481
Polo Ralph Lauren	7,100	555
Sally Beauty Holdings*	10,100	93
Starwood Hotels & Resorts Worldwide	2,800	180
TJX	25,500	699
Yum! Brands	11,400	698

		7,577

Consumer Staples — 4.0%
Loews Corp—Carolina Group	11,100	693
Supervalu	20,000	685

		1,378

Energy — 7.3%
BJ Services	22,500	760
Cameron International*	12,900	701
El Paso	9,500	139
National Oilwell Varco*	4,400	292
Williams	22,800	633

		2,525

Financials — 9.2%
American Capital Strategies#	13,500	611
CIT Group	6,110	318
E*Trade Financial*	29,500	710
East West Bancorp#	7,500	267
Nationwide Financial Services, Cl A	7,800	406
Northern Trust	4,200	239
T. Rowe Price Group	14,600	633

		3,184

Healthcare — 12.3%
Allergan	1,200	140
Celgene*#	9,100	507
Express Scripts*	3,240	221
Forest Laboratories*	6,900	336
Humana*	11,600	628
Laboratory Corp. of America Holdings*#	10,200	722
Millennium Pharmaceuticals*	28,500	321
Quest Diagnostics#	11,000	585
Resmed*	10,200	510
Thermo Electron*	6,900	302

		4,272

Industrials — 18.4%
Continental Airlines, Cl B*#	7,200	293
Cooper Industries, Cl A	7,400	677
CSX	15,400	552
Dover	2,800	141
Expeditors International Washington	6,900	312
Manpower	7,000	497
PACCAR	10,350	676
Precision Castparts	10,500	792
Republic Services	15,800	655
Rockwell Automation	4,188	273
Rockwell Collins	11,410	688
Roper Industries	9,100	467
Stericycle*#	2,500	181
UAL*	4,200	170

		6,374

Information Technology — 15.6%
Akamai Technologies*	13,500	660
Alliance Data Systems*	11,200	725
Anixter International*	5,800	340
Cognizant Technology Solutions, Cl A*	10,995	897
Fiserv*	9,110	465
Linear Technology	19,700	633
Microchip Technology	17,100	583
Network Appliance*#	3,700	145
NVIDIA*	5,100	189
Paychex	7,100	280
SanDisk*	11,300	502

		5,419

Materials — 6.4%
Ecolab	15,000	665
FMC	4,900	347
Freeport-McMoRan Copper & Gold, Cl B#	6,000	377
Grupo Simec SAB de CV, ADR*#	20,800	429
Lyondell Chemical	16,300	403

		2,221

Telecommunication Services — 3.1%
American Tower, Cl A*	10,500	397
NII Holdings*	10,300	669

		1,066

Utilities — 1.5%
AES*	22,691	530

Total Common Stocks (Cost $30,231)		34,546

AFFILIATED MONEY MARKET FUND — 0.4%
Allegiant Money Market Fund, Class I† (Cost $111)	111,247	111

Total Investments Before Collateral for Loaned Securities – 100.1% (Cost $30,342)		34,657

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 10.8%
Repurchase Agreements — 10.8%
Bear Stearns
5.363%, 12/01/06	$1,750	1,750
5.413%, 12/01/06	1,000	1,000

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Repurchase Agreements — continued
Lehman Brothers
5.363%, 12/01/06	$1,005	$1,005

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $3,755)‡		3,755

TOTAL INVESTMENTS — 110.9% (Cost $34,097)**		38,412

Other Assets & Liabilities — (10.9)%
Investment Advisory Fees Payable		(13)
12b-1 Fees Payable
Class I		(2)
Class A		(4)
Administration Fees Payable		(2)
Custody Fees Payable		(1)
Trustees’ Fees Payable		(2)
Payable for Collateral for Loaned Securities		(3,755)
Payable for Shares of Beneficial Interest Redeemed		(33)
Other		37

Total Other Assets & Liabilities		(3,775)

TOTAL NET ASSETS — 100.0%		$34,637

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$102,300
Undistributed Net Investment Income		302
Accumulated Net Realized Loss on Investments		(72,280)
Net Unrealized Appreciation on Investments		4,315

Total Net Assets		$34,637

Net Asset Value, Offering and Redemption Price Per Share — Class I ($16,982,630 ÷ 2,075,154 outstanding shares of beneficial interest)		$8.18

Net Asset Value and Redemption Price Per Share — Class A ($16,476,274 ÷ 2,110,585 outstanding shares of beneficial interest)		$7.81

Maximum Offering Price Per Share — Class A ($7.81 ÷ 94.50%)		$8.26

Net Asset Value and Offering Price Per Share — Class B ($1,044,906 ÷ 165,863 outstanding shares of beneficial interest)		$6.30

Net Asset Value and Offering Price Per Share — Class C ($133,584 ÷ 20,901 outstanding shares of beneficial interest)		$6.39

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $34,206.

Gross unrealized appreciation (000)	$4,789
Gross unrealized depreciation (000)	(583)

Net unrealized appreciation (000)	$4,206

†	See Note 3 in Notes to Financial Statements.

‡	See Note 8 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $3,664.

ADR	— American Depository Receipt

Cl	— Class

See Notes to Financial Statements.

Allegiant Mult-Factor Small Cap Core Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.0%
Consumer Discretionary — 13.1%
Brown Shoe	5,200	$247
Charlotte Russe Holding*	3,300	99
The Children’s Place Retail Stores*	2,350	152
Chipotle Mexican Grill, Cl A*#	2,600	151
Coldwater Creek*	4,105	103
Deckers Outdoor*	1,600	89
Group 1 Automotive	2,600	133
Interstate Hotels & Resorts*	12,400	97
Jackson Hewitt Tax Service	3,800	137
Movado Group	8,000	200
Phillips-Van Heusen	5,050	249
United Auto Group	6,620	155
Wolverine World Wide	8,800	256

		2,068

Consumer Staples — 5.6%
American Oriental Bioengineering*#	22,300	233
Hain Celestial Group*	7,200	216
J&J Snack Foods	2,200	84
Lancaster Colony	3,100	133
Loews Corp - Carolina Group	1,300	81
Pantry*	2,820	138

		885

Energy — 4.2%
Atwood Oceanics*	3,900	193
Input/Output*#	8,400	91
Penn Virginia	2,300	174
Tesoro Petroleum	1,040	73
World Fuel Services	2,800	136

		667

Financials — 20.3%
Agree Realty REIT	1,800	63
American Home Mortgage Investment REIT	5,950	210
Arch Capital Group*	1,130	76
Ares Capital#	12,200	230
Asta Funding#	3,800	125
Bancfirst	1,100	59
Capital Trust REIT	2,600	116
Corus Bankshares#	6,120	137
DiamondRock Hospitality REIT	5,900	104
Downey Financial#	2,600	189
East West Bancorp#	2,760	98
First Community Bancorp	3,500	189
Hancock Holding	3,300	177
Hanmi Financial	6,230	136
Luminent Mortgage Capital REIT	13,600	140
Ocwen Financial*	10,000	151
Ohio Casualty	8,100	237
Preferred Bank	1,500	85
Presidential Life	2,900	65
Redwood Trust REIT	2,670	153
Safety Insurance Group	2,900	152
Sterling Financial	5,200	175
Tower Group	4,000	132

		3,199

Healthcare — 11.3%
Air Methods*	4,400	116
Allscripts Healthcare Solutions*	5,800	162
AMERIGROUP*	4,900	167
Bio-Reference Labs*	4,000	97
inVentiv Health*	6,940	210
Kendle International*	1,700	60
LifePoint Hospitals*	4,100	142
Medicines*	5,800	166
Molina Healthcare*	4,000	136
Ventana Medical Systems*	1,600	67
WellCare Health Plans*	3,240	209
West Pharmceutical Services	4,900	241

		1,773

Industrials — 14.6%
Applied Industrial Technologies	2,750	78
Commercial Vehicle Group*	5,000	117
Continental Airlines, Cl B*#	3,900	159
Ennis	5,900	135
Genco Shipping & Trading#	7,200	171
Genlyte Group*	1,460	124
Huron Consulting Group*	3,800	156
II-VI*	8,700	225
Kforce*	5,300	71
Layne Christensen*	4,400	135
Orbital Sciences*	7,800	141
PW Eagle	5,200	178
Regal-Beloit	4,600	235
Rush Enterprises, Cl A*	4,200	76
Superior Essex*	4,200	149
Watson Wyatt Worldwide, Cl A	3,300	153

		2,303

Information Technology — 18.5%
Anixter International*	3,320	195
ANSYS*	1,770	83
Blackbaud	4,300	111
Comtech Telecommunications*#	5,300	188
Digital River*	3,770	222
Forrester Research*	6,400	180
Hittite Microwave*	6,200	242
Microsemi*	4,900	101
MicroStrategy, Cl A*	970	115
MPS Group*	10,600	159
Novatel*#	4,000	165
Plexus*	3,900	94
SI International*	3,600	124
SYNNEX*	7,600	172
Technitrol	5,300	146
TIBCO Software*	24,300	226
Transaction Systems Architects*	3,100	105
ValueClick*	8,240	205
Viasat*	3,300	88

		2,921

Materials — 4.8%
AEP Industries*	1,900	98
Chaparral Steel*	3,500	163
Reliance Steel & Aluminum	3,240	125
Rock-Tenn, Cl A	9,600	242
RTI International Metals*	1,700	128

		756

	Number of Shares	Value (000)
COMMON STOCKS — continued
Telecommunication Services — 2.8%
Alaska Communications Systems Group	6,200	$93
NeuStar, Cl A*	5,200	173
SBA Communications, Cl A*	6,300	179

		445

Utilities — 2.8%
AGL Resources	1,730	66
CH Energy Group	1,800	97
Cleco	4,500	115
Laclede Group	4,200	154

		432

Total Common Stocks (Cost $13,520)		15,449

AFFILIATED MONEY MARKET FUND — 2.0%
Allegiant Money Market Fund, Class I† (Cost $314)	313,948	314

Total Investments Before Collateral for Loaned Securities – 100.0% (Cost $13,834)		15,763

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR
LOANED SECURITIES — 12.0%
Repurchase Agreements — 12.0%
Bear Stearns
5.413%, 12/01/06	$1,000	1,000
Lehman Brothers
5.363%, 12/01/06	895	895

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $1,895)‡		1,895

TOTAL INVESTMENTS — 112.0% (Cost $15,729)**		17,658

Other Assets & Liabilities — (12.0)%
Investment Advisory Fees Payable		(10)
12b-1 Fees Payable
Class I		(1)
Administration Fees Payable		(1)
Custody Fees Payable		(1)
Payable for Collateral for Loaned Securities		(1,895)
Payable for Investments Purchased		(551)
Other		567

Total Other Assets & Liabilities		(1,892)

TOTAL NET ASSETS — 100.0%		$15,766

Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$13,885
Undistributed Net Investment Income	61
Accumulated Net Realized Loss on Investments	(109)
Net Unrealized Appreciation on Investments	1,929

Total Net Assets	$15,766

Net Asset Value, Offering and Redemption Price Per Share — Class I ($15,345,017 ÷ 1,295,228 outstanding shares of beneficial interest)	$11.85

Net Asset Value and Redemption Price Per Share — Class A ($421,188 ÷ 35,640 outstanding shares of beneficial interest)	$11.82

Maximum Offering Price Per Share — Class A ($11.82 ÷ 94.50%)	$12.51

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $15,800.

Gross unrealized appreciation (000)	$1,954
Gross unrealized depreciation (000)	(96)

Net unrealized appreciation (000)	$1,858

†	See Note 3 in Notes to Financial Statements.

‡	See Note 8 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $1,822.

Cl	— Class

REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

Allegiant Multi-Factor Small Cap Focused Value Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.0%
Consumer Discretionary — 8.9%
FTD Group*	3,800	$67
Group 1 Automotive#	2,500	127
Interstate Hotels & Resorts*	7,900	62
Perry Ellis International*	2,200	84
Wolverine World Wide	8,300	241

		581

Consumer Staples — 8.6%
Del Monte Foods	15,100	170
NBTY*	5,600	204
Performance Food Group*	6,900	187

		561

Energy — 6.3%
Grey Wolf*	29,700	210
World Fuel Services	4,100	199

		409

Financials — 33.3%
Arch Capital Group*	2,900	194
Capital Trust REIT	2,100	94
Central Pacific Financial	3,900	146
CompuCredit*#	2,600	98
Delphi Financial Group, Cl A	5,000	202
DiamondRock Hospitality REIT	6,700	119
FelCor Lodging Trust REIT	7,100	156
Franklin Bank*	7,200	141
Glacier Bancorp#	4,500	160
Inland Real Estate REIT#	4,800	93
Meadowbrook Insurance Group*	9,200	90
MI Developments, Cl A#	2,800	102
Nara Bancorp	4,900	99
New Century Financial REIT#	1,600	58
NorthStar Realty Finance REIT	7,200	114
Republic Bancorp	6,380	87
United Bankshares#	3,300	127
Webster Financial	1,900	91

		2,171

Healthcare — 9.9%
Chemed	3,700	138
HealthExtras*#	2,700	58
Perrigo	11,800	198
Sierra Health Services*	3,000	105
West Pharmceutical Services	3,000	147

		646

Industrials — 13.7%
Accuride*#	11,100	124
Pinnacle Airlines*#	14,100	139
PW Eagle#	3,700	126
Regal-Beloit	2,500	128
Superior Essex*	3,800	134
URS*	3,700	163
Viad	2,000	79

		893

Information Technology — 11.5%
Agilysys	7,700	118
DSP Group*	2,900	62
Informatica*#	6,700	81
LoJack*	5,400	82
MPS Group*	13,000	195
Progress Software*	4,100	111
RealNetworks*	8,600	99

		748

Materials — 3.4%
Commercial Metals	2,500	73
Olympic Steel	1,700	44
PolyOne*	13,700	105

		222

Utilities — 3.4%
Cleco	8,700	223

Total Common Stocks (Cost $ 5,944)		6,454

AFFILIATED MONEY MARKET FUND — 1.1%
Allegiant Money Market Fund, Class I† (Cost $72)	71,809	72

Total Investments Before Collateral for Loaned Securities – 100.1% (Cost $6,016)		6,526

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 17.3%
Repurchase Agreement — 17.3%
Lehman Brothers
5.363%, 12/01/06	$1,131	1,131

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $1,131)‡		1,131

TOTAL INVESTMENTS — 117.4% (Cost $7,147)**		7,657

Other Assets & Liabilities — (17.4)%
Investment Advisory Fees Payable		(5)
12b-1 Fees Payable
Class I		(1)
Custody Fees Payable		(1)
Payable for Collateral for Loaned Securities		(1,131)
Other		1

Total Other Assets & Liabilities		(1,137)

TOTAL NET ASSETS — 100.0%		$6,520

Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$5,624
Undistributed Net Investment Income	18
Undistributed Net Realized Gain on Investments	368
Net Unrealized Appreciation on Investments	510

Total Net Assets	$6,520

Net Asset Value, Offering and Redemption Price Per Share — Class I ($ 6,347,927 ÷ 546,622 outstanding shares of beneficial interest)	$11.61

Net Asset Value and Redemption Price Per Share — Class A ($172,325 ÷ 14,899 outstanding shares of beneficial interest)	$11.57

Maximum Offering Price Per Share — Class A ($11.57 ÷ 94.50%)	$12.24

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $7,147.

Gross unrealized appreciation (000)	$743
Gross unrealized depreciation (000)	(233)

Net unrealized appreciation (000)	$510

†	See Note 3 in Notes to Financial Statements.

‡	See Note 8 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $1,089.

Cl — Class

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

Allegiant Multi-Factor Small Cap Growth Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.6%
Consumer Discretionary — 13.6%
Ambassadors Group	825	$23
Asbury Automotive Group	1,800	42
Avatar Holdings*#	400	29
Brown Shoe	1,900	90
Christopher & Banks	1,900	36
DSW, Cl A*#	1,900	73
Gymboree*	1,300	52
Hibbett Sporting Goods*	840	26
Jackson Hewitt Tax Service	1,600	58
LKQ*	800	18
Movado Group	800	20
Oakley#	3,710	68
Priceline.com*#	1,300	51
Quiksilver*#	2,670	39
Sonic*	1,100	26
Steiner Leisure*	1,350	61
Zumiez*#	1,800	55

		767

Consumer Staples — 3.5%
American Oriental Bioengineering*#	9,200	96
Lancaster Colony	1,400	60
Longs Drug Stores	1,100	45

		201

Energy — 7.8%
Acergy, ADR*	4,460	88
ATP Oil & Gas*#	1,900	86
Frontier Oil	1,480	47
Holly	1,000	54
Input/Output*#	5,100	55
Universal Compression Holdings*	1,200	76
W-H Energy Services*	700	33

		439

Financials — 9.6%
Advanta, Cl B	1,500	68
Capital Trust REIT	1,000	45
Cascade Bancorp#	2,225	67
City Bank	500	27
EMC Insurance Group	900	31
Hancock Holding	1,600	86
Ocwen Financial*#	4,400	66
Safety Insurance Group#	1,100	58
Sterling Bancshares	1,700	31
Tower Group	1,100	36
Washington Real Estate Investment Trust REIT#	700	30

		545

Healthcare — 18.9%
Amedisys*#	1,400	55
AMN Healthcare Services*	1,600	44
CNS	1,200	45
Digene*	1,300	66
HealthExtras*#	1,202	26
Illumina*#	2,100	81
Immucor*	3,200	86
inVentiv Health*	2,800	85
Kendle International*	700	25
Lifecell*#	1,700	37
LifePoint Hospitals*	2,200	76
OSI Pharmaceuticals*	2,300	84
Parexel International*	2,600	72
Per-Se Technologies*#	1,600	44
Psychiatric Solutions*	1,440	52
Ventana Medical Systems*	1,380	58
Viasys Healthcare*	1,900	54
WellCare Health Plans*	1,200	78

		1,068

Industrials — 13.9%
American Reprographics*	700	22
Comfort Systems USA	2,500	34
Ennis	2,100	48
Freightcar America#	1,500	83
Gardner Denver*	800	30
Genesee & Wyoming, Cl A*	2,300	62
Genlyte Group*	800	68
Heartland Express#	1,800	28
Kaydon	1,400	56
Kenexa*	900	28
Kforce*	2,300	30
Labor Ready*	1,690	32
Landstar System	670	30
Regal-Beloit	1,700	87
Rush Enterprises, Cl A*	1,500	27
Waste Connections*#	760	31
Watson Wyatt Worldwide, Cl A	1,900	88

		784

Information Technology — 23.0%
Actions Semiconductor, ADR*#	2,500	23
Anaren*	1,300	27
ANSYS*#	1,130	53
CACI International, Cl A*	650	39
CommScope*	700	21
CSG Systems International*	800	22
Cybersource*	2,600	27
Daktronics	2,400	87
Digital Insight*	1,400	53
Diodes*	700	29
Forrester Research*	2,000	56
Global Imaging Systems*	2,700	58
Hittite Microwave*	2,100	82
Ibasis*	5,200	42
Informatica*#	3,350	40
InterDigital Communications*	1,800	58
j2 Global Communications*	1,500	42
Merix*#	3,100	29
Microsemi*	4,500	93
MPS Group*	4,300	64
Net 1 UEPS Technologies*#	3,000	72
Open Solutions*	1,200	45
Plexus*	1,800	44
SYNNEX*	2,600	59
TheStreet.com	3,500	34
Trident Microsystems Inc*	2,500	52
Zoran*	3,300	49

		1,300

Materials — 5.9%
AEP Industries*	1,100	57
Airgas	1,510	64
Chaparral Steel*	800	37

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Rock-Tenn, Cl A	2,700	$68
RTI International Metals*	1,000	76
Silgan Holdings	760	33

		335

Telecommunication Services — 1.6%
iPCS*	900	48
SBA Communications, Cl A*	1,600	45

		93

Utilities — 1.8%
Avista#	1,500	40
Idacorp	1,500	60

		100

Total Common Stocks (Cost $5,021)		5,632

AFFILIATED MONEY MARKET FUND — 0.1%
Allegiant Money Market Fund, Class I† (Cost $3)	2,803	3

Total Investments Before Collateral for Loaned Securities – 99.7% (Cost $5,024)		5,635

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 23.9%
Repurchase Agreements — 23.9%
Bear Stearns
5.413%, 12/01/06	$500	500
Lehman Brothers
5.363%, 12/01/06	850	850

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $1,350)‡		1,350

TOTAL INVESTMENTS — 123.6% (Cost $6,374)**		6,985

Other Assets & Liabilities — (23.6)%
Investment Advisory Fees Payable		(2)
12b-1 Fees Payable
Class I		(1)
Custody Fees Payable		(1)
Payable for Collateral for Loaned Securities		(1,350)
Other		22

Total Other Assets & Liabilities		(1,332)

TOTAL NET ASSETS — 100.0%		$5,653

Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$5,226
Net Investment Loss	(10)
Accumulated Net Realized Loss on Investments	(174)
Net Unrealized Appreciation on Investments	611

Total Net Assets	$5,653

Net Asset Value, Offering and Redemption Price Per Share — Class I ($5,623,769 ÷ 521,302 outstanding shares of beneficial interest)	$10.79

Net Asset Value and Redemption Price Per Share — Class A ($29,378 ÷ 2,728 outstanding shares of beneficial interest)	$10.77

Maximum Offering Price Per Share — Class A ($10.77 ÷ 94.50%)	$11.40

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $6,380.

Gross unrealized appreciation (000)	$769
Gross unrealized depreciation (000)	(164)

Net unrealized appreciation (000)	$605

†	See Note 3 in Notes to Financial Statements.

‡	See Note 8 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $1,309.

ADR — American Depository Receipt

Cl — Class

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

Allegiant Multi-Factor Small Cap Value Fund

STATEMENT OF NET ASSETS

November 3 0, 2006 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.3%
Consumer Discretionary — 16.5%
Aftermarket Technology*	181,100	$3,517
Asbury Automotive Group	388,011	9,134
Building Material Holding#	72,200	1,779
CEC Entertainment*	65,220	2,597
Charming Shoppes*	782,255	10,584
FTD Group*	190,100	3,331
Group 1 Automotive#	223,600	11,401
Guess?*	44,400	2,760
Interstate Hotels & Resorts*	273,789	2,138
Maidenform Brands*	341,309	6,526
Matthews International#	104,860	4,210
Oakley#	560,300	10,321
Oxford Industries	142,680	7,251
Perry Ellis International*	153,400	5,821
RC2*	297,102	12,737
Regis	187,000	7,164
Shoe Carnival*	138,200	3,726
True Religion Apparel*#	198,301	3,014
United Retail Group*	93,700	1,366
Wolverine World Wide	298,200	8,666

		118,043

Consumer Staples — 5.2%
Chattem*	190,000	9,261
Del Monte Foods	206,100	2,327
Inter Parfums	24,961	503
Nash Finch#	106,840	2,826
NBTY*	191,400	6,957
Performance Food Group*	357,200	9,666
Seaboard	3,475	5,831

		37,371

Energy — 6.0%
BP Prudhoe Bay Royalty Trust#	9,800	747
Grey Wolf*#	1,332,800	9,436
Oceaneering International*	160,980	7,020
OMI#	413,861	9,668
Permian Basin Royalty Trust#	11,100	184
Sabine Royalty Trust#	29,000	1,588
St. Mary Land & Exploration#	135,530	5,432
Vaalco Energy*	1,090,493	9,149

		43,224

Financials — 31.3%
Agree Realty REIT	39,800	1,392
American Home Mortgage Investment REIT#	133,300	4,715
Ashford Hospitality Trust REIT	734,831	9,641
Assured Guaranty	156,200	4,038
BioMed Realty Trust REIT	214,254	6,471
Bristol West Holdings	287,030	4,446
Central Pacific Financial	8,150	305
City Holding	32,052	1,266
Corporate Office Properties Trust REIT#	236,548	11,759
Delphi Financial Group, Cl A	266,900	10,810
Digital Realty Trust REIT	385,439	14,045
Downey Financial#	21,800	1,587
EMC Insurance Group	109,300	3,769
FBL Financial Group, Cl A	55,500	2,187
First Indiana	20,978	521
First Niagara Financial Group	735,977	10,576
First Potomac Realty Trust REIT#	165,455	5,081
First Regional Bancorp*	40,400	1,360
First Republic Bank#	165,960	6,658
Glacier Bancorp#	199,602	7,094
Hanmi Financial	133,514	2,915
Highland Hospitality REIT	642,391	9,109
IBERIABANK (A)	111,192	6,341
Intervest Bancshares*	91,200	3,181
MAF Bancorp#	126,448	5,562
Meadowbrook Insurance Group*	412,034	4,017
Nara Bancorp	212,100	4,301
NewAlliance Bancshares	355,176	5,807
NorthStar Realty Finance REIT	244,192	3,875
Ocwen Financial*#	616,215	9,274
Primus Guaranty*	178,400	2,157
Republic Bancorp	242,900	3,318
SeaBright Insurance Holdings*	224,600	3,582
South Financial Group#	252,843	6,571
Southwest Bancorp	73,500	1,963
Sterling Bancshares	539,770	9,943
Sterling Financial#	230,700	7,740
Tower Group#	203,879	6,716
United America Indemnity* (A)	327,264	8,211
United Bankshares#	212,793	8,210
Washington Real Estate Investment Trust REIT#	79,500	3,408

		223,922

Healthcare — 7.3%
Air Methods*	184,300	4,841
Amsurg*	58,900	1,209
Aspreva Pharmaceuticals*#	240,685	4,783
HealthTronics*	327,300	2,199
ICU Medical*	91,700	3,706
inVentiv Health*#	189,400	5,741
LifePoint Hospitals*	87,000	3,020
Molina Healthcare*	126,000	4,283
Owens & Minor	187,630	5,822
Perrigo	506,100	8,477
Res-Care*	176,100	3,238
United Surgical Partners International*#	184,500	4,695

		52,014

Industrials — 11.8%
Accuride*#	259,300	2,920
Commercial Vehicle Group*	138,700	3,246
ExpressJet Holdings*	626,500	4,949
Freightcar America#	30,600	1,686
Heartland Express#	459,873	7,096
Hurco*	83,100	2,140
Insteel Industries#	330,200	6,353
Korn/Ferry International*	422,500	9,848
Labor Ready*#	629,746	11,915
M&F Worldwide*	127,900	2,099
Old Dominion Freight Line*#	113,857	3,052
Pinnacle Airlines*#	355,200	3,492
PW Eagle#	111,903	3,820
Rush Enterprises, Cl A*	245,500	4,463
Viad	229,000	9,002
Waste Connections*#	206,880	8,348

		84,429

Information Technology — 12.2%
Ciber*	226,000	1,568
Global Imaging Systems*	326,392	6,955

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Informatica*#	56,800	$685
Interwoven*	146,900	2,082
Mantech International, Cl A*	124,900	4,531
MPS Group*	852,900	12,785
Perot Systems, Cl A*	163,800	2,575
RealNetworks*#	655,900	7,543
SI International*#	242,600	8,353
SonicWALL*	619,917	6,230
Sybase*	180,370	4,318
SYNNEX*	240,300	5,457
Tech Data*	136,580	5,712
TIBCO Software*	743,500	6,922
TTM Technologies*	700,981	8,839
Zygo*	181,100	2,983

		87,538

Materials — 2.6%
Gerdau Ameristeel#	335,600	3,339
Headwaters*#	146,853	3,513
Olympic Steel#	216,399	5,613
PolyOne*	814,700	6,257

		18,722

Telecommunication Services — 1.3%
CT Communications#	226,300	4,612
Premiere Global Services*	598,420	4,877

		9,489

Utilities — 4.1%
Cleco	414,300	10,619
New Jersey Resources#	179,118	9,269
WGL Holdings	300,000	9,915

		29,803

Total Common Stocks (Cost $620,085)		704,555

AFFILIATED MONEY MARKET FUND — 1.8%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $11,962)	11,962,131	11,962

Total Investments Before Collateral for Loaned Securities – 100.1% (Cost $632,047)		716,517

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 22.6%
Master Notes — 9.4%
Bank of America
5.383%, 12/01/06	$30,000	30,000
Bear Stearns
5.463%, 12/06/06	19,500	19,500
JPMorgan
5.393%, 12/15/06	17,500	17,500

		67,000

	Par (000)	Value (000)
Medium Term Notes — 5.1%
First Tennessee Bank
5.339%, 04/18/07 (B)	$15,000	$15,006
Liquid Funding LLC
5.350%, 11/30/07 (B)	5,000	4,999
Morgan Stanley
5.391%, 01/19/07 (B)	7,500	7,505
5.390%, 10/01/07 (B)	5,000	5,000
Natexis Banque NY
5.375%, 05/08/07 (B)	5,000	5,000

		37,510

Repurchase Agreements — 8.1%
Bear Stearns
5.363%, 12/01/06	40,750	40,750
5.413%, 12/01/06	16,000	16,000
Lehman Brothers
5.363%, 12/01/06	971	971

		57,721

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $162,231)‡		162,231

TOTAL INVESTMENTS — 122.7% (Cost $794,278)**		878,748

Other Assets & Liabilities — (22.7)%
Investment Advisory Fees Payable		(585)
12b-1 Fees Payable
Class I		(110)
Class A		(48)
Class B		(5)
Class C		(5)
Administration Fees Payable		(36)
Custody Fees Payable		(6)
Trustees’ Fees Payable		(60)
Payable for Collateral for Loaned Securities		(162,231)
Payable for Investments Purchased		(11,576)
Payable for Shares of Beneficial Interest Redeemed		(6,406)

Other		18,711

Total Other Assets & Liabilities		(162,357)

TOTAL NET ASSETS — 100.0%		$716,391

Allegiant Multi-Factor Small Cap Value Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$522,110
Net Investment Income	282
Undistributed Net Realized Gain on Investments	109,062
Net Unrealized Appreciation on Investments and Futures	84,937

Total Net Assets	$716,391

Net Asset Value, Offering and Redemption Price Per Share — Class I ($496,467,172 ÷ 22,947,370 outstanding shares of beneficial interest)	$21.64

Net Asset Value and Redemption Price Per Share — Class A ($188,301,389 ÷ 9,169,836 outstanding shares of beneficial interest)	$20.53

Maximum Offering Price Per Share — Class A ($20.53 ÷ 94.50%)	$21.72

Net Asset Value and Offering Price Per Share — Class B ($15,048,982 ÷ 777,583 outstanding shares of beneficial interest)	$19.35

Net Asset Value and Offering Price Per Share — Class C ($16,573,718 ÷ 858,302 outstanding shares of beneficial interest)	$19.31

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $795,330.

Gross unrealized appreciation (000)	$98,550
Gross unrealized depreciation (000)	(15,132)

Net unrealized appreciation (000)	$83,418

†	See Note 3 in Notes to Financial Statements.

‡	See Note 8 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $156,415.

(A)	Illiquid Security. Total market value of illiquid securities is (000) $14,552 and represents 2.0% of net assets as of November 30, 2006.

(B)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2006.

Cl — Class

REIT — Real Estate Investment Trust

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
Russell 2000® Index	27	$10,631	12/15/06	$467

Cash in the amount of $364,500 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

See Notes to Financial Statements.

Allegiant S&P 500® Index Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.0%
Consumer Discretionary — 10.3%
Amazon.com*#	5,047	$204
Apollo Group, Cl A*	2,305	89
AutoNation*	2,133	44
AutoZone*	933	106
Bed Bath & Beyond*	4,512	175
Best Buy	6,282	345
Big Lots*	1,217	27
Black & Decker	1,162	100
Brunswick	1,411	46
Carnival#	6,810	334
CBS, Cl B	11,947	355
Centex	1,913	106
Circuit City Stores	1,922	48
Clear Channel Communications	7,642	269
Coach*	5,866	253
Comcast, Cl A*	32,028	1,296
D. R. Horton	4,388	117
Darden Restaurants	2,355	95
Dillard’s, Cl A	524	19
Dollar General	4,774	74
Dow Jones#	1,116	40
Eastman Kodak#	4,293	112
EW Scripps, Cl A	1,275	62
Family Dollar Stores	2,321	65
Federated Department Stores	8,397	353
Ford Motor*#	28,258	230
Fortune Brands	2,360	191
Gannett	3,617	215
Gap	8,242	154
General Motors#	8,491	248
Genuine Parts	2,622	123
Goodyear Tire & Rubber*#	3,205	54
H&R Block	5,241	126
Harley-Davidson#	4,128	305
Harman International Industries#	1,032	107
Harrah’s Entertainment	2,844	224
Hasbro	2,503	67
Hilton Hotels	5,904	194
Home Depot	31,103	1,181
IAC/InterActiveCorp*	3,410	124
International Game Technology	5,629	246
Interpublic Group*#	6,746	81
JC Penney	3,431	265
Johnson Controls	2,980	242
Jones Apparel Group	1,583	53
KB Home#	1,202	62
Kohl’s*	5,065	353
Leggett & Platt	2,706	64
Lennar, Cl A#	2,269	119
Limited Brands	5,153	163
Liz Claiborne	1,679	72
Lowe’s	23,128	698
Marriott, Cl A	5,258	237
Mattel	5,785	127
McDonald’s	18,768	788
McGraw-Hill	5,385	359
Meredith#	596	32
New York Times, Cl A#	2,211	53
Newell Rubbermaid	4,208	120
News	35,760	737
Nike, Cl B	2,909	288
Nordstrom	3,520	173
Office Depot*	4,335	164
OfficeMax	925	44
Omnicom Group	2,648	271
Pulte Homes#	3,180	107
RadioShack	2,278	40
Sears Holdings*	1,280	219
Sherwin-Williams	1,725	108
Snap-On Tools	831	39
Stanley Works	1,238	63
Staples	11,118	283
Starbucks*	11,660	412
Starwood Hotels & Resorts Worldwide	3,329	214
Target	12,939	752
Tiffany#	2,163	83
Time Warner	62,240	1,254
TJX	7,246	199
Tribune#	2,918	93
Univision Communications, Cl A*	3,881	138
VF	1,358	106
Viacom, Cl B*	10,858	407
Walt Disney	31,987	1,057
Wendy’s	1,592	52
Whirlpool	1,158	99
Wyndham Worldwide*	3,066	97
Yum! Brands	4,174	255

		20,165

Consumer Staples — 9.1%
Altria Group	32,038	2,698
Anheuser-Busch	11,813	561
Archer-Daniels-Midland	10,018	352
Avon Products	6,851	224
Brown-Forman, Cl B	1,202	83
Campbell Soup	3,400	129
Clorox	2,229	143
Coca-Cola	31,188	1,461
Coca-Cola Enterprises	4,385	90
Colgate-Palmolive	7,925	515
ConAgra Foods	7,843	202
Constellation Brands, Cl A*	3,268	91
Costco Wholesale	7,081	370
CVS	12,462	358
Dean Foods*	2,043	87
Estee Lauder, Cl A#	1,977	82
General Mills	5,336	299
H.J. Heinz	5,073	225
Hershey	2,688	142
Kellogg	3,789	189
Kimberly-Clark	7,012	466
Kroger	11,057	237
McCormick & Company	1,934	75
Molson Coors Brewing	778	55
Pepsi Bottling Group	2,079	65
PepsiCo	25,686	1,592
Procter & Gamble	49,365	3,100
Reynolds American#	2,662	171
Safeway	6,868	212
Sara Lee	11,633	193
Supervalu	3,413	117
SYSCO	9,472	340
Tyson Foods, Cl A	4,158	66
UST#	2,367	132
Walgreen	15,617	632

Allegiant S&P 500® Index Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Staples — continued
Wal-Mart Stores	38,281	$1,765
Whole Foods Market	2,145	105
Wm. Wrigley Jr.	3,363	176

		17,800

Energy — 10.1%
Anadarko Petroleum	7,093	350
Apache	5,078	355
Baker Hughes	5,034	370
BJ Services	4,623	156
Chesapeake Energy#	5,936	202
Chevron	33,638	2,433
ConocoPhillips	25,588	1,722
Consol Energy	2,806	103
Devon Energy	6,823	501
El Paso	10,604	155
EOG Resources	3,750	264
ExxonMobil	90,981	6,988
Halliburton	15,781	532
Hess	3,692	186
Kinder Morgan	1,640	172
Marathon Oil	5,535	522
Murphy Oil	2,859	155
Nabors Industries*#	4,805	162
National Oilwell Varco*	2,684	179
Noble	2,099	162
Occidental Petroleum	13,185	664
Peabody Energy	4,045	186
Rowan	1,689	61
Schlumberger#	18,120	1,241
Smith International	3,068	130
Sunoco	1,847	126
TransOcean*	4,475	349
Valero Energy	9,358	515
Weatherford International*	5,295	238
Williams	9,118	253
XTO Enegy	5,889	298

		19,730

Financials — 21.4%
ACE	5,006	285
AFLAC	7,595	335
Allstate	9,500	603
Ambac Financial Group	1,573	135
American Express	18,918	1,111
American International Group	39,771	2,797
Ameriprise Financial	3,730	202
AON	4,791	171
Apartment Investment & Management, Cl A REIT#	1,561	90
Archstone-Smith Trust REIT	3,248	195
Bank of America	69,264	3,730
Bank of New York	11,679	415
BB&T#	8,112	349
Bear Stearns	1,821	278
Boston Properties REIT	1,749	205
Capital One Financial	4,642	361
CB Richard Ellis Group, Cl A*	2,807	92
Charles Schwab	15,826	290
Chicago Mercantile Exchange Holdings	526	282
Chubb	6,265	324
Cincinnati Financial	2,651	117
CIT Group	3,037	158
Citigroup	74,951	3,717
Comerica	2,462	143
Commerce Bancorp#	2,761	96
Compass Bancshares	1,980	113
Countrywide Financial	9,222	366
E*Trade Financial*	6,538	157
Equity Office Properties Trust REIT#	5,377	259
Equity Residential REIT	4,400	234
Fannie Mae	14,813	845
Federated Investors, Cl B	1,125	37
Fifth Third Bancorp	8,538	337
First Horizon National	1,971	79
Franklin Resources	2,551	272
Freddie Mac	10,623	713
Genworth Financial, Cl A	6,955	228
Goldman Sachs	6,607	1,287
Hartford Financial Services	4,594	394
Huntington Bancshares	3,703	90
Janus Capital Group	2,993	61
JPMorgan Chase	52,204	2,416
KeyCorp	6,144	222
Kimco Realty REIT	3,329	154
Legg Mason	2,021	193
Lehman Brothers Holdings	8,221	606
Lincoln National	4,368	278
Loews	6,937	277
M&T Bank	1,189	141
Marsh & McLennan	8,423	265
Marshall & Ilsley	3,892	178
MBIA	2,062	144
Mellon Financial	6,297	253
Merrill Lynch	13,566	1,186
MetLife#	11,463	673
MGIC Investment	1,219	71
Moody’s#	3,624	252
Morgan Stanley	16,114	1,227
National City	9,166	331
North Fork Bancorp#	7,097	199
Northern Trust	2,868	163
Plum Creek Timber REIT	2,743	102
PNC Financial Services Group	4,454	315
Principal Financial Group	4,121	238
Progressive	11,722	264
Prologis REIT	3,751	244
Prudential Financial#	7,422	605
Public Storage REIT	1,856	179
Realogy*	3,267	85
Regions Financial	11,010	403
Safeco	1,649	100
Simon Property Group REIT	3,385	345
SLM	6,216	285
Sovereign Bancorp#	5,488	137
St. Paul Travelers	10,471	542
State Street	5,068	315
SunTrust Banks	5,513	450
Synovus Financial	4,959	149
T. Rowe Price Group	4,005	174
Torchmark	1,514	96
U.S. Bancorp#	26,710	899
UnumProvident	5,453	112
Vornado Realty Trust REIT#	1,865	235
Wachovia	28,745	1,558

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
Washington Mutual#	14,557	$636
Wells Fargo	50,563	1,782
XL Capital, Cl A#	2,805	199
Zions Bancorp	1,633	128

		41,759

Healthcare — 11.9%
Abbott Laboratories	23,381	1,091
Aetna	8,382	346
Allergan	2,308	269
AmerisourceBergen	2,875	132
Amgen*	18,229	1,294
Applied Biosystems Group - Applera	2,789	102
Barr Pharmaceuticals*	1,505	77
Bausch & Lomb	823	40
Baxter International	9,984	447
Becton Dickinson	3,770	270
Biogen Idec*	5,258	275
Biomet	3,639	138
Boston Scientific*	18,182	288
Bristol-Myers Squibb	30,096	747
C.R. Bard	1,584	130
Cardinal Health	6,227	402
Caremark Rx	6,496	307
Celgene*	5,690	317
CIGNA	1,570	198
Coventry Health Care*	2,288	110
Eli Lilly	15,301	820
Express Scripts*	1,985	135
Forest Laboratories*	4,648	226
Genzyme*	4,000	258
Gilead Sciences*	7,038	464
Health Management Associates, Cl A	3,481	71
Hospira*	2,212	73
Humana*	2,418	131
IMS Health	2,864	79
Johnson & Johnson	45,285	2,985
King Pharmaceuticals*	3,321	55
Laboratory Corp. of America Holdings*#	1,909	135
Manor Care	936	44
McKesson	4,527	224
Medco Health Solutions*	4,498	226
Medimmune*	3,639	119
Medtronic	17,838	930
Merck	33,303	1,482
Millipore*	785	54
Mylan Laboratories	3,026	61
Patterson*	1,990	74
PerkinElmer	1,922	42
Pfizer	113,108	3,109
Quest Diagnostics#	2,395	127
Schering-Plough	22,878	504
St Jude Medical*	5,373	200
Stryker	4,411	229
Tenet Healthcare*	7,325	52
Thermo Electron*	6,220	273
UnitedHealth Group	20,820	1,022
Waters*	1,427	71
Watson Pharmaceuticals*	1,507	39
WellPoint*	9,347	707
Wyeth Pharmaceuticals	20,941	1,011
Zimmer Holdings*	3,624	264

		23,276

Industrials — 10.8%
3M	11,527	939
Allied Waste Industries*#	4,578	58
American Power Conversion	2,594	79
American Standard	2,670	120
Avery Dennison	1,449	98
Boeing	12,165	1,077
Burlington Northern Santa Fe	5,539	416
Caterpillar	9,889	613
Cintas	2,061	87
Cooper Industries, Cl A	1,401	128
CSX	6,760	242
Cummins#	821	98
Danaher#	3,628	265
Deere	3,519	338
Dover	3,115	157
Eaton	2,296	177
Emerson Electric	6,239	541
Equifax	1,894	72
FedEx	4,689	541
Fluor	1,340	117
General Dynamics	6,205	464
General Electric	157,988	5,574
Goodrich	1,909	86
Honeywell International	12,533	539
Illinois Tool Works#	6,431	303
Ingersoll-Rand, Cl A	4,942	193
ITT Industries	2,792	151
L-3 Communications Holdings	1,837	151
Lockheed Martin	5,449	493
Masco	6,032	173
Monster Worldwide*	1,965	86
Navistar*	979	31
Norfolk Southern	6,333	312
Northrop Grumman	5,240	351
PACCAR#	3,815	249
Pall	1,910	60
Parker Hannifin	1,840	154
Pitney Bowes	3,390	156
Raytheon	6,791	347
Robert Half	2,622	101
Rockwell Automation	2,693	175
Rockwell Collins	2,623	158
RR Donnelley & Sons	3,345	118
Ryder System	1,167	61
Southwest Airlines	12,030	189
Textron	1,913	186
Tyco International	30,833	934
Union Pacific	4,085	370
United Parcel Service, Cl B	16,544	1,289
United Technologies	15,248	984
W.W. Grainger	1,152	83
Waste Management	8,272	303

		20,987

Information Technology — 15.5%
ADC Telecommunications*	1,794	25
Adobe Systems*	8,971	360
Advanced Micro Devices*	8,301	179
Affiliated Computer Services, Cl A*#	1,896	96

Allegiant S&P500 ® Index Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Agilent Technologies*	6,254	$199
Altera*	5,499	109
Analog Devices	5,400	176
Apple Computer*	13,016	1,193
Applied Materials	21,256	382
Autodesk*	3,546	146
Automatic Data Processing	8,502	410
Avaya*	6,993	89
BMC Software*	3,137	102
Broadcom, Cl A*	7,101	233
CA#	6,285	136
Ciena*	1,292	33
Cisco Systems*	91,679	2,464
Citrix Systems*	2,975	86
Cognizant Technology Solutions, Cl A*	2,321	189
Computer Sciences*	2,567	134
Compuware*	5,391	45
Comverse Technology*	3,091	60
Convergys*	2,125	51
Corning*	23,871	515
Dell*	34,373	936
eBay*	17,930	580
Electronic Arts*	4,716	263
Electronic Data Systems	7,860	213
EMC*	35,176	461
Fidelity National Information Services	2,684	107
First Data	11,813	298
Fiserv*	2,749	141
Freescale Semiconductor*	6,208	248
Google, Cl A*	3,238	1,570
Hewlett-Packard	41,917	1,654
Intel#	88,273	1,885
International Business Machines	22,867	2,102
Intuit*	5,241	165
Jabil Circuit	2,861	81
JDS Uniphase*#	3,223	60
Juniper Networks Inc*	8,658	184
KLA-Tencor	3,047	158
Lexmark International, Cl A*	1,642	113
Linear Technology	4,610	148
LSI Logic*	6,115	65
Maxim Integrated Products	4,900	154
Micron Technology*	11,133	163
Microsoft	130,699	3,834
Molex	2,164	69
Motorola	37,495	831
National Semiconductor	4,556	110
NCR*	2,758	118
Network Appliance*	5,813	228
Novell*	5,188	33
Novellus Systems*	1,886	59
NVIDIA*	5,620	208
Oracle*#	60,971	1,160
Parametric Technology*	1,709	33
Paychex	5,180	204
PMC-Sierra*#	3,198	24
QLogic*	2,867	64
Qualcomm	25,280	925
Sabre Holdings, Cl A	1,913	53
SanDisk*#	3,501	156
Sanmina*	7,049	26
Solectron*	13,170	44
Sun Microsystems*	53,705	291
Symantec*#	15,078	320
Symbol Technologies	3,886	58
Tektronix	1,281	39
Tellabs*	6,852	69
Teradyne*	3,015	45
Texas Instruments	23,455	693
Unisys*	4,447	32
VeriSign*	3,853	101
Western Union	11,710	267
Xerox*	14,971	247
Xilinx#	5,201	139
Yahoo!*	18,916	511

		30,152

Materials — 3.0%
Air Products & Chemicals	3,372	233
Alcoa	13,113	409
Allegheny Technologies	1,539	138
Ashland	1,045	71
Ball#	1,376	59
Bemis	1,695	58
Dow Chemical	14,430	577
E.I. duPont de Nemours	13,879	651
Eastman Chemical	1,324	79
Ecolab	2,623	116
Freeport-McMoRan Copper & Gold, Cl B#	3,007	189
Hercules*	1,734	32
International Flavors & Fragrances	1,207	57
International Paper	7,010	232
MeadWestvaco	2,916	86
Monsanto	8,307	399
Newmont Mining	6,882	323
Nucor	4,676	280
Pactiv*	2,112	73
Phelps Dodge	3,091	380
PPG Industries	2,507	161
Praxair	4,933	308
Rohm & Haas	2,199	115
Sealed Air	1,241	74
Sigma-Aldrich	972	74
Temple-Inland	1,709	67
United States Steel	2,020	151
Vulcan Materials#	1,477	131
Weyerhaeuser	3,778	244

		5,767

Telecommunication Services — 3.4%
Alltel	5,940	337
AT&T	58,702	1,991
BellSouth	27,390	1,221
CenturyTel	1,828	78
Citizens Communications#	5,142	73
Embarq	2,316	119
Qwest Communications*	24,619	189
Sprint Nextel	45,719	892
Verizon Communications	43,887	1,534
Windstream	7,416	103

		6,537

Utilities — 3.5%
AES*	10,122	237
Allegheny Energy*	2,519	112

	Number of Shares	Value (000)
COMMON STOCKS — continued
Utilities — continued
Ameren#	3,163	$173
American Electric Power	6,030	250
CenterPoint Energy#	4,955	81
CMS Energy*	3,670	60
Consolidated Edison	3,812	184
Constellation Energy Group	2,746	188
Dominion Resources	5,321	430
DTE Energy	2,788	131
Duke Energy	18,978	602
Dynegy, Cl A*	6,935	47
Edison International	4,986	229
Entergy	3,170	290
Exelon	10,246	622
FirstEnergy	5,000	299
FPL Group#	6,124	326
KeySpan	2,805	115
Nicor	798	40
NiSource	4,356	107
Peoples Energy	743	32
PG&E	5,326	245
Pinnacle West Capital	1,603	79
PPL	5,920	215
Progress Energy#	3,963	189
Progress Energy CVO* (A) (B)	2,575	–
Public Service Enterprise Group	3,807	256
Questar	1,311	113
Sempra Energy	3,986	217
Southern	11,215	407
TECO Energy#	3,216	55
TXU	7,061	405
Xcel Energy#	6,379	147

		6,883

Total Common Stocks (Cost $139,494)		193,056

RIGHTS — 0.0%
Information Technology — 0.0%
Seagate* (A) (B)	5,934	—
(Cost $– )

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.0%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $15)	14,987	15
Total Investments Before Collateralfor Loaned Securities – 99.0% (Cost $139,509)		193,071

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 6.2%
Medium Term Notes — 5.4%
Liquid Funding LLC
5.350%, 11/30/07 (C)	$7,500	7,499
SLM Student Loan Trust
5.320%, 12/07/06 (C)	3,000	3,000
		10,499
Repurchase Agreements — 0.8%
Bear Stearns
5.413%, 12/01/06	500	500
Lehman Brothers
5.363%, 12/01/06	1,088	1,088

		1,588

Total Short Term Investments Held as Collateralfor Loaned Securities (Cost $12,087)‡		12,087

TOTAL INVESTMENTS — 105.2% (Cost $151,596)**		205,158

Other Assets & Liabilities – (5.2)%		(10,065)

TOTAL NET ASSETS — 100.0%		$195,093

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $154,759.

Gross unrealized appreciation (000)	$53,524
Gross unrealized depreciation (000)	(3,125)

Net unrealized appreciation (000)	$50,399

†	See Note 3 in Notes to Financial Statements.

‡	See Note 8 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $9,530.

(A)	Illiquid Security

(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees.

(C)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2006.

Cl	— Class

CVO	— Contingent Value Obligation

REIT	— Real Estate Investment Trust

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
S&P 500® Composite Index	8	$2,806	12/15/06	$145
S&P 500® Composite Index	7	2,476	03/16/07	2

		$5,282		$147

Cash in the amount of $236,250 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

See Notes to Financial Statements.

Allegiant S&P 500® Index Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2006 (Unaudited)

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $139,494)	$193,056
Investments in affiliates at value, (Cost $15)	15
Short term investments held as collateral forloaned securities, (Cost $12,087)	12,087
Receivable for investments sold	10,627
Receivable for shares of beneficial interest sold	64
Futures variation margin receivable	239
Dividends and interest receivable	455
Prepaid expenses	3

Total Assets	216,546

LIABILITIES
Payable for collateral for loaned securities	12,087
Payable for shares of beneficial interest redeemed	7,846
Payable for investment securities purchased	1,403
Investment advisory fees payable	33
12b-1 fees payable
Class I	4
Class B	1
Administration fees payable	10
Custody fees payable	3
Trustees’ fees payable	25
Transfer agent fees payable	9
Other liabilities	32

Total Liabilities	21,453

TOTAL NET ASSETS	$195,093

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$142,666
Undistributed Net Investment Income	624
Accumulated Net Realized Loss on Investments	(1,906)
Net Unrealized Appreciation on Investments and Futures	53,709

Total Net Assets	$195,093

Net Asset Value, Offering and Redemption Price Per Share — Class I ($160,341,032 ÷ 13,335,326 outstanding shares of beneficial interest)	$12.02

Net Asset Value and Redemption Price Per Share — Class A ($29,074,037 ÷ 2,424,574 outstanding shares of beneficial interest)	$11.99

Maximum Offering Price Per Share — Class A ($11.99 ÷ 97.50%)	$12.30

Net Asset Value and Offering Price Per Share — Class B ($4,071,919 ÷ 342,106 outstanding shares of beneficial interest)	$11.90

Net Asset Value and Offering Price Per Share — Class C ($1,605,786 ÷ 134,629 outstanding shares of beneficial interest)	$11.93

See Notes to Financial Statements.

Allegiant Small Cap Core Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 96.2%
Consumer Discretionary — 20.0%
Ambassadors Group	157,000	$4,446
Bluegreen*#	264,000	3,593
Carter’s*	77,000	2,122
Dixie Group*	63,130	878
Genesco*#	101,000	3,870
Jackson Hewitt Tax Service	68,000	2,460
Jos A Bank Clothiers*#	54,250	1,627
Movado Group	87,100	2,179
Penn National Gaming*#	137,900	5,098
Pool#	56,000	2,294
Steiner Leisure*	140,300	6,286
Strayer Education	63,250	6,961
Thor Industries#	104,500	4,730

		46,544

Consumer Staples — 3.1%
Elizabeth Arden*	132,000	2,429
USANA Health Sciences*#	97,000	4,693

		7,122

Energy — 6.8%
Alliance Resource Partners LP#	77,600	2,657
Encore Acquisition*#	123,450	3,353
Oil States International*#	164,000	5,709
OMI#	172,700	4,034

		15,753

Financials — 24.1%
Affiliated Managers Group*#	45,000	4,595
Corus Bankshares#	162,000	3,630
Eaton Vance	102,500	3,270
First Marblehead#	90,030	6,738
IndyMac Bancorp	80,100	3,681
Lazard, Cl A#	80,500	3,656
Montpelier Re Holdings	125,000	2,380
Philadelphia Consolidated Holding*	56,500	2,517
Portfolio Recovery Associates*#	154,400	7,048
Safety Insurance Group#	129,000	6,757
Southwest Bancorp	153,000	4,087
United Fire & Casualty#	95,200	3,360
Wilshire Bancorp#	222,800	4,258

		55,977

Healthcare — 6.2%
Bio-Reference Labs*	26,288	639
Biosite*#	86,500	4,223
Pharmaceutical Product Development	194,800	6,153
Syneron Medical*#	150,700	3,495

		14,510

Industrials — 14.6%
Esterline Technologies*#	150,800	5,872
FirstService*	169,100	4,077
Forward Air	125,378	4,175
Greenbrier#	59,500	2,200
Marten Transport*#	201,250	3,685
Old Dominion Freight Line*	112,200	3,008
Oshkosh Truck, Cl B	90,500	4,345
Simpson Manufacturing#	81,400	2,521
Universal Forest Products	87,500	4,081

		33,964

Information Technology — 20.4%
ANSYS*#	84,700	3,977
Comtech Telecommunications*#	129,000	4,582
Cryptologic#	191,500	3,899
Digital River*	107,500	6,333
Flir Systems*#	82,000	2,641
infoUSA	101,150	1,228
j2 Global Communications*#	237,000	6,619
Kronos*	139,300	4,912
Rofin-Sinar Technologies*	77,500	4,504
TALX	125,530	3,132
Trimble Navigation*	118,700	5,694

		47,521

Materials — 1.0%
Scotts Miracle-Gro	45,600	2,256

Total Common Stocks (Cost $190,713)		223,647

AFFILIATED MONEY MARKET FUND — 3.8%
Allegiant Money Market Fund, Class I† (Cost $8,694)	8,694,364	8,694

Total Investments Before Collateral for Loaned Securities – 100.0% (Cost $ 199,407)		232,341

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 38.1%
Master Notes — 12.7%
Bank of America
5.383%, 12/01/06	$10,000	10,000
Bear Stearns
5.463%, 12/06/06	9,000	9,000
JPMorgan
5.393%, 12/15/06	10,500	10,500

		29,500

Medium Term Notes — 4.3%
First Tennessee Bank
5.339%, 04/18/07 (A)	5,000	5,002
Natexis Banque NY
5.375%, 05/08/07 (A)	5,000	5,000

		10,002

Repurchase Agreements — 21.1%
Bear Stearns
5.363%, 12/01/06	33,000	33,000
5.413%, 12/01/06	15,500	15,500
Lehman Brothers
5.363%, 12/01/06	685	686

		49,186

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $88,688)‡		88,688

TOTAL INVESTMENTS — 138.1% (Cost $288,095)**		321,029

Allegiant Small Cap Core Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

Value (000)
Other Assets & Liabilities — (38.1)%
Investment Advisory Fees Payable	$(189)
12b-1 Fees Payable
Class I	(34)
Class A	(1)
Administration Fees Payable	(11)
Custody Fees Payable	(3)
Trustees’ Fees Payable	(9)
Payable for Collateral for Loaned Securities	(88,688)
Payable for Shares of Beneficial Interest Redeemed	(65)
Other	477

Total Other Assets & Liabilities	(88,523)

TOTAL NET ASSETS — 100.0%	$232,506

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$189,239
Net Investment Loss	(86)
Undistributed Net Realized Gain on Investments	10,115
Net Unrealized Appreciation on Investments and Futures	33,238

Total Net Assets	$232,506

Net Asset Value, Offering and Redemption Price Per Share — Class I ($227,886,766 ÷ 17,868,714 outstanding shares of beneficial interest)	$12.75

Net Asset Value and Redemption Price Per Share — Class A ($3,233,338 ÷ 255,331 outstanding shares of beneficial interest)	$12.66

Maximum Offering Price Per Share — Class A ($12.66 ÷ 94.50%)	$13.40

Net Asset Value and Offering Price Per Share — Class B ($448,435 ÷ 36,032 outstanding shares of beneficial interest)	$12.45

Net Asset Value and Offering Price Per Share — Class C ($937,820 ÷ 75,281 outstanding shares of beneficial interest)	$12.46

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $288,193.

Gross unrealized appreciation (000)	$38,419
Gross unrealized depreciation (000)	(5,583)

Net unrealized appreciation (000)	$32,836

†	See Note 3 in Notes to Financial Statements.

‡	See Note 8 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $85,868.

(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2006.

Cl — Class

LP — Limited Partnership

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
Russell 2000® Index	14	$5,513	12/15/06	$304

Cash in the amount of $189,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

See Notes to Financial Statements.

Allegiant Small Cap Growth Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 100.2%
Consumer Discretionary — 13.7%
Ambassadors Group	5,661	$160
Asbury Automotive Group	11,900	280
Avatar Holdings*#	2,400	171
Brown Shoe	12,700	603
Christopher & Banks	12,300	231
DSW, Cl A*#	12,300	471
Gymboree*	8,400	334
Hibbett Sporting Goods*	5,290	167
Jackson Hewitt Tax Service	10,500	380
LKQ*	5,500	126
Movado Group	5,100	128
Oakley	24,500	451
Priceline.com*#	9,200	363
Quiksilver*#	17,520	255
Sonic*	6,900	162
Steiner Leisure*	9,000	403
Zumiez*#	11,900	366

		5,051

Consumer Staples — 3.6%
American Oriental Bioengineering*#	60,700	634
Lancaster Colony	9,200	393
Longs Drug Stores	7,200	296

		1,323

Energy — 7.8%
Acergy, ADR*	29,500	581
ATP Oil & Gas*#	12,500	566
Frontier Oil	9,280	294
Holly	6,600	356
Input/Output*#	33,500	364
Universal Compression Holdings*	7,600	478
W-H Energy Services*	4,800	229

		2,868

Financials — 9.7%
Advanta, Cl B	10,200	465
Capital Trust REIT	6,500	290
Cascade Bancorp#	14,350	434
City Bank	3,200	171
EMC Insurance Group	6,000	207
Hancock Holding	10,700	575
Ocwen Financial*	29,100	438
Safety Insurance Group#	7,000	367
Sterling Bancshares	11,000	202
Tower Group	6,700	221
Washington Real Estate Investment Trust REIT#	4,400	189

		3,559

Healthcare — 18.7%
Amedisys*#	9,100	356
AMN Healthcare Services*	10,800	300
CNS	8,200	306
Digene*	8,500	434
HealthExtras*#	198	4
Illumina*#	13,700	528
Immucor*	21,175	570
inVentiv Health*	18,200	552
Kendle International*	4,700	165
Lifecell*#	11,200	244
LifePoint Hospitals*	14,500	503
OSI Pharmaceuticals*#	15,400	565
Parexel International*	16,800	467
Per-Se Technologies*#	10,800	298
Psychiatric Solutions*	9,780	356
Ventana Medical Systems*	9,370	394
Viasys Healthcare*	12,700	358
WellCare Health Plans*	7,600	491

		6,891

Industrials — 13.9%
American Reprographics*	4,600	144
Comfort Systems USA	16,300	220
Ennis	13,800	315
Freightcar America#	10,100	556
Gardner Denver*	5,200	199
Genesee & Wyoming, Cl A*	15,400	414
Genlyte Group*	5,000	424
Heartland Express	11,513	178
Kaydon	9,300	372
Kenexa*	6,200	191
Kforce*	15,100	201
Labor Ready*	11,320	214
Landstar System	4,070	183
Regal-Beloit	11,400	583
Rush Enterprises, Cl A*	9,600	174
Waste Connections*	5,080	205
Watson Wyatt Worldwide, Cl A	12,200	566

		5,139

Information Technology — 23.5%
Actions Semiconductor, ADR*#	16,600	149
Anaren*	8,800	181
ANSYS*#	7,180	337
CACI International, Cl A*	4,560	273
CommScope*	4,700	142
CSG Systems International*	5,300	147
Cybersource*	17,300	181
Daktronics	16,000	579
Digital Insight*	8,900	340
Diodes*	4,400	182
Forrester Research*	13,200	371
Global Imaging Systems*	17,500	373
Hittite Microwave*	13,600	531
Ibasis*	34,300	278
Informatica*#	22,340	269
InterDigital Communications*	12,100	387
j2 Global Communications*#	9,700	271
Merix*#	20,300	187
Microsemi*	30,000	619
MPS Group*	28,200	423
Net 1 UEPS Technologies*#	19,800	475
Open Solutions*	7,700	287
Plexus*	11,900	287
SYNNEX*	16,800	381
TheStreet.com	22,800	223
Trident Microsystems Inc*	16,200	340
Wright Express*	4,400	136
Zoran*	21,900	327

		8,676

Materials — 5.9%
AEP Industries*	6,900	355
Airgas	10,000	426

Allegiant Small Cap Growth Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Chaparral Steel*	5,000	$233
Rock-Tenn, Cl A	17,500	441
RTI International Metals*	6,900	522
Silgan Holdings	5,040	217

		2,194

Telecommunication Services — 1.6%
iPCS*	5,900	312
SBA Communications, Cl A*	10,100	286

		598

Utilities — 1.8%
Avista#	9,700	261
Idacorp	9,600	384

		645

Total Common Stocks (Cost $32,437)		36,944

AFFILIATED MONEY MARKET FUND — 0.0%
Allegiant Money Market Fund, Class I† (Cost $6)	6,356	6

Total Investments Before Collateralfor Loaned Securities – 100.2% (Cost $32,443)		36,950

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 22.1%
Repurchase Agreements — 22.1%
Bear Stearns
5.363%, 12/01/06	$6,500	6,500
5.413%, 12/01/06	500	500
Lehman Brothers
5.363%, 12/01/06	1,138	1,138

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $8,138)‡		8,138

TOTAL INVESTMENTS — 122.3% (Cost $40,581)**		45,088

Other Assets & Liabilities — (22.3)%
Investment Advisory Fees Payable		(17)
12b-1 Fees Payable
Class I		(2)
Class A		(4)
Administration Fees Payable		(2)
Custody Fees Payable		(1)
Trustees’ Fees Payable		(4)
Payable for Collateral for Loaned Securities		(8,138)
Payable for Shares of Beneficial Interest Redeemed		(53)
Other		8

Total Other Assets & Liabilities		(8,213)

TOTAL NET ASSETS — 100.0%		$36,875

Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$115,752
Net Investment Loss	(95)
Accumulated Net Realized Loss on Investments	(83,289)
Net Unrealized Appreciation on Investments	4,507

Total Net Assets	$36,875

Net Asset Value, Offering and Redemption Price Per Share — Class I ($18,960,820 ÷ 1,914,657 outstanding shares of beneficial interest)	$9.90

Net Asset Value and Redemption Price Per Share — Class A ($16,356,119 ÷ 1,690,512 outstanding shares of beneficial interest)	$9.68

Maximum Offering Price Per Share — Class A ($9.68 ÷ 94.50%)	$10.24

Net Asset Value and Offering Price Per Share — Class B ($1,422,965 ÷ 156,547 outstanding shares of beneficial interest)	$9.09

Net Asset Value and Offering Price Per Share — Class C ($135,114 ÷ 14,833 outstanding shares of beneficial interest)	$9.11

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $40,612.

Gross unrealized appreciation (000)	$5,438
Gross unrealized depreciation (000)	(962)

Net unrealized appreciation (000)	$4,476

†	See Note 3 in Notes to Financial Statements.

‡	See Note 8 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $7,907.

ADR	— American Depository Receipt

Cl —	Class

REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

Allegiant Aggressive Allocation Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Number of Shares	Value (000)
AFFILIATED EQUITY FUNDS — 81.2%
Allegiant International Equity Fund, Class I	55,245	$865
Allegiant Large Cap Growth Fund, Class I	137,247	2,954
Allegiant Large Cap Value Fund, Class I	142,184	2,973

Total Affiliated Equity Funds (Cost $5,716)		6,792

AFFILIATED FIXED INCOME FUND — 6.9%
Allegiant Bond Fund, Class I (Cost $587)	57,899	581

AFFILIATED MONEY MARKET FUND — 12.6%
Allegiant Money Market Fund, Class I (Cost $1,052)	1,052,177	1,052

TOTAL INVESTMENTS† — 100.7% (Cost $7,355)*		8,425

Other Assets & Liabilities – (0.7)%		(58)

TOTAL NET ASSETS — 100.0%		$8,367

*	Aggregate cost for Federal income tax purposes is (000) $7,355.

Gross unrealized appreciation (000)	$1,076
Gross unrealized depreciation (000)	(6)

Net unrealized appreciation (000)	$1,070

†	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

STATEMENT OF

ASSETS AND LIABILITIES

November 30, 2006 (Unaudited)

Value (000)
ASSETS
Investments in affiliates at value, (Cost $7,355)	$8,425
Dividends and interest receivable	7
Prepaid expenses	1

Total Assets	8,433

LIABILITIES
Payable for shares of beneficial interest redeemed	60
12b-1 Fees Payable
Class I	1
Custody fees payable	1
Transfer agent fees payable	1
Trustees’ fees payable	1
Other liabilities	2

Total Liabilities	66

TOTAL NET ASSETS	$8,367

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$6,964
Undistributed Net Investment Income	9
Undistributed Net Realized Gain on Investments	324
Net Unrealized Appreciation on Investments	1,070

Total Net Assets	$8,367

Net Asset Value, Offering and Redemption Price Per Share — Class I ($6,304,475 ÷ 590,904 outstanding shares of beneficial interest)	$10.67

Net Asset Value and Redemption Price Per Share — Class A ($646,402 ÷ 60,871 outstanding shares of beneficial interest)	$10.62

Maximum Offering Price Per Share- Class A ($10.62 ÷ 95.25%)	$11.15

Net Asset Value and Offering Price Per Share — Class B ($1,119,236 ÷ 107,871 outstanding shares of beneficial interest)	$10.38

Net Asset Value and Offering Price Per Share — Class C ($296,945 ÷ 28,538 outstanding shares of beneficial interest)	$10.41

See Notes to Financial Statements.

Allegiant Balanced Allocation Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Number of Shares	Value (000)
U.S. COMMON STOCKS — 44.5%
Consumer Discretionary — 5.9%
CBS, Cl B	19,400	$577
Coach*	22,000	951
Comcast, Cl A*	19,979	808
Dow Jones#	20,630	745
eBay*	16,140	522
Johnson Controls	7,650	622
MGM Grand*	9,767	525
Nike, Cl B	9,260	916
Nordstrom	11,400	559
Starbucks*	30,260	1,068
Starwood Hotels & Resorts Worldwide	16,530	1,061
Time Warner	54,080	1,089
Tribune	9,983	317

		9,760

Consumer Staples — 4.3%
Bunge#	11,060	780
Coca-Cola	18,740	878
Coca-Cola Enterprises	37,109	759
Colgate-Palmolive	11,160	726
Dean Foods*	13,626	583
Kraft Foods#	21,239	744
PepsiCo	13,390	830
Procter & Gamble	14,050	882
UST	6,247	350
Wal-Mart Stores	13,260	611

		7,143

Energy — 3.8%
Chevron	19,210	1,389
ConocoPhillips	7,380	497
ExxonMobil	25,040	1,923
Halliburton	22,884	772
TransOcean*	9,170	715
Weatherford International*	21,750	977

		6,273

Financials — 9.3%
American International Group	33,036	2,323
AON	20,372	727
Bank of America	29,440	1,585
Chubb	6,510	337
Citigroup	50,060	2,483
Everest Re Group	2,840	280
Fannie Mae	15,067	859
Goldman Sachs	5,560	1,083
JPMorgan Chase	28,910	1,338
Marsh & McLennan	19,638	617
Morgan Stanley	16,254	1,238
Prudential Financial#	13,110	1,068
St. Paul Travelers	7,953	412
U.S. Bancorp#	18,650	627
Wells Fargo	12,590	444

		15,421

Health Care — 4.8%
Abbott Laboratories	18,810	878
Amgen*	14,260	1,012
Bristol-Myers Squibb	10,340	257
Cardinal Health	11,685	755
Genzyme*	10,860	699
Hologic*#	14,200	710
Johnson & Johnson	18,840	1,242
Medtronic#	13,220	689
Pfizer	42,690	1,174
Schering-Plough	11,580	255
St Jude Medical*	9,760	364

		8,035

Industrials — 3.7%
Danaher	11,650	852
FedEx	5,270	608
General Electric	59,929	2,114
Norfolk Southern	13,780	679
Tyco International	11,290	342
Union Pacific	2,050	185
United Parcel Service, Cl B	2,680	209
United Technologies	17,000	1,097

		6,086

Information Technology — 8.3%
Amdocs*	23,870	920
Apple Computer*	10,430	956
Applied Materials	11,840	213
Cisco Systems*	54,590	1,467
Corning*	28,340	611
First Data	33,290	841
Google, Cl A*	2,125	1,031
Hewlett-Packard	6,780	268
Intel	13,740	293
Marvell Technology Group*	29,500	609
Microchip Technology	23,150	790
Microsoft	73,690	2,161
Motorola	36,430	808
Sun Microsystems*	185,447	1,005
Xilinx#	21,080	565
Yahoo!*	47,440	1,280

		13,818

Materials — 1.8%
E.I. duPont de Nemours	10,610	498
Freeport-McMoRan Copper & Gold, Cl B#	3,561	224
Newmont Mining	16,700	783
Praxair	17,252	1,077
Smurfit-Stone Container*	39,830	427

		3,009

Telecommunication Services — 1.9%
American Tower, Cl A*	22,550	854
AT&T	31,170	1,057
BellSouth	8,660	386
NII Holdings*	9,250	600
Verizon Communications	5,400	189

		3,086

Utilities — 0.7%
AES*	20,300	475
DPL	11,918	333
Exelon	4,760	289

	Number of Shares	Value (000)
U.S. COMMON STOCKS — continued
Utilities — continued
Mirant*	5,254	$160

		1,257

Total U.S. Common Stocks (Cost $56,984)		73,888

FOREIGN COMMON STOCKS — 7.8%
Australia — 0.2%
BHP Billiton, ADR (Materials)	3,590	149
Cochlear (Healthcare)	1,375	61
Woolworths (Consumer Staples)	3,500	61

		271

Belgium — 0.1%
Fortis (Financials)	1,300	53
KBC Groep NV (Financials)	550	62

		115

Brazil — 0.0%
Companhia Vale do Rio Doce, ADR (Materials)	30	1
Petroleo Brasileiro SA - Petrobras, ADR (Energy)	550	52

		53

Canada — 0.3%
Cameco (Energy)	1,405	53
Canadian Natural Resources (Energy)	5,491	298
First Quantum Minerals (Materials)	850	45

		396

Denmark — 0.0%
Coloplast A/S, Cl B (Healthcare)	550	48

France — 0.5%
Air Liquide (Materials)	200	45
Alcatel SA, ADR (Information Technology)#	43,964	584
L’Oreal SA (Consumer Staples)	650	66
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary)	600	62
Neopost (Information Technology)	450	58
Schneider Electric SA (Industrials)	620	67

		882

Germany — 0.6%
Adidas-Salomon (Consumer Discretionary)	990	48
Bijou Brigitte AG (Consumer Discretionary)	308	63
Fielmann AG (Consumer Discretionary)	1,170	64
Rational (Consumer Discretionary)	370	62
SAP, ADR (Information Technology)	15,260	797

		1,034

Greece — 0.2%
IRF European Finance Investments (Financials)*	32,267	172
National Bank of Greece SA (Financials)	1,850	85

		257

Hong Kong — 0.4%
China Mobile, ADR (Telecommunication Services)	1,050	44
Espirit Holdings (Consumer Discretionary)	8,700	90
Focus Media Holding, ADR (Consumer Discretionary)*	860	61
FUJI Food and Catering Services Holdings (Consumer Discretionary)	30,780	71
Guangzhou R&F Properties, Cl H (Financials)	27,820	57
Hengan International Group (Consumer Staples)	26,500	63
Li & Fung (Consumer Discretionary)	30,320	88
Li Ning (Consumer Discretionary)	50,000	67
Wing Hang Bank (Financials)	7,000	74
Zijin Mining Group, Cl H (Materials)	175,100	120

		735

India — 0.1%
Bharti Tele-Ventures (Telecommunications)*	7,085	100
Infosys Technologies, ADR (InformationTechnology)	1,500	80

		180

Ireland — 0.1%
FBD Holdings PLC (Financials)	1,190	64
Kingspan Group PLC (Industrials)	3,490	78

		142

Israel — 0.1%
Nice Systems, ADR (Information Technology)*	2,305	74
Italy — 0.1%
Azimut Holding (Financials)	6,300	81
Banca Italease (Financials)	1,750	98
Fiat SpA (Consumer Discretionary)	2,000	37

		216

Japan — 1.0%
Daiwa Securities Group (Financials)	3,900	45
Denso (Consumer Discretionary)	1,800	68
Eisai (Healthcare)	1,050	56
Honeys (Consumer Discretionary)	768	32
Hoya (Information Technology)	1,380	54
MISUMI Group (Industrials)	2,400	42
Mitsubishi UFJ Financial Group, ADR (Financials)	16,550	211
Nintendo (Information Technology)	210	50
ORIX (Financials)	290	80
Secom (Industrials)	1,150	60
Shiseido (Consumer Staples)#	2,150	43
Sony, ADR (Consumer Discretionary)	12,350	487
Sumitomo Realty & Development (Financials)	3,900	124
Takeda Pharmaceutical (Healthcare)	1,275	83
Takeuchi Manufacturing (Industrials)	780	33
Tokuyama (Materials)	5,250	70
Tokyu Land (Financials)	7,850	76
Toyota Motor, ADR (Consumer Discretionary)	345	41
Yamada Denki (Consumer Discretionary)	470	45

		1,700

Malaysia — 0.0%
Resorts World BHD (Consumer Discretionary)	11,600	42

Mexico — 0.2%

America Movil SA de CV, ADR (Telecommunication Services)	3,725	166

Allegiant Balanced Allocation Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Mexico — continued
Fomento Economico Mexicano SA de CV, ADR (Consumer Staples)*	810	$85

		251
Netherlands — 0.1%
Crucell NV (Healthcare)*#	1,800	43
Fugro NV (Energy)	1,200	56
TomTom (Information Technology)*#	985	47

		146

Norway — 0.1%
Orkla (Industrials)	1,150	64
Statoil ASA, ADR (Energy)	2,075	58
Telenor ASA (Telecommunication Services)	3,500	60

		182

Singapore — 0.3%
Hartford Education (Consumer Discretionary)	5,870	2
Keppel (Industrials)	8,635	98
Raffles Education (Consumer Discretionary)	125,890	138
Singapore Exchange (Financials)	40,250	140
STATS ChipPAC, ADR (Information Technology)*#	11,179	94
Wilmar International (Healthcare)*	51,000	58

		530

South Africa — 0.0%
Sasol, ADR (Energy)	1,720	61

Spain — 0.1%
Inditex SA (Consumer Discretionary)	1,600	81
Red Electrica de Espana (Utilities)	2,335	102

		183

Sweden — 0.1%
Modern Times Group AB, Cl B (Consumer Discretionary)	1,480	90
Telefonaktiebolaget LM Ericsson, ADR(Information Technology)	2,790	109

		199

Switzerland — 1.2%
ABB, ADR (Industrials)	7,400	120
Actelion (Healthcare)*	350	62
Nestle (Consumer Staples)	479	169
Nobel Biocare Holding (Healthcare)	208	57
Novartis AG, ADR (Healthcare)	20,113	1,175
Roche Holdings (Healthcare)	1,565	283
SGS SA (Industrials)	41	44

		1,910

United Kingdom — 2.0%
Amvescap PLC, ADR (Financials)	31,668	685
AstraZeneca PLC, ADR (Healthcare)	2,090	121
BAE Systems, ADR (Industrials)	2,400	73
BG Group (Energy)	7,425	100
BP PLC, ADR (Energy)	2,110	144
Carnival (Consumer Discretionary)#	2,310	113
Diageo PLC, ADR (Consumer Staples)	1,000	77
GlaxoSmithKline PLC, ADR (Healthcare)	13,360	710
ICAP PLC (Financials)	4,550	41
Imperial Tobacco Group PLC (Consumer Staples)	1,765	65
Man Group PLC (Financials)	11,520	107
Metro International SA, Cl A (ConsumerDiscretionary)*	295	— (A)
Metro International SA, Cl B (ConsumerDiscretionary)*	590	1
Michael Page International PLC (Industrials)	9,640	77
Pennon Group PLC (Utilities)	4,983	53
Reckitt Benckiser PLC (Consumer Staples)	2,105	94
Rio Tinto PLC, ADR (Materials)	320	69
Scottish & Southern Energy (Utilities)	3,200	91
Standard Chartered PLC (Financials)	1,520	44
Tesco PLC (Consumer Staples)	9,790	75
Vedanta Resources PLC (Materials)	2,500	62
Vodafone Group PLC, ADR (Telecommunication Services)	21,986	580

		3,382

Total Foreign Common Stocks (Cost $10,214)		12,989

EXCHANGE TRADED FUNDS — 12.7%
iShares FTSE/Xinhua China 25 Index Fund#	19,390	1,846
iShares MSCI Brazil Index Fund#	19,890	883
iShares MSCI EAFE Value Index Fund#	118,200	8,346
iShares MSCI Emerging Markets Index Fund#	15,080	1,656
iShares MSCI South Korea Index Fund#	16,200	803
S&P Depository Receipt, Trust Series 1#	53,400	7,503

Total Exchange Traded Funds (Cost $17,967)		21,037

	Par (000)
U.S. TREASURY OBLIGATIONS — 12.1%
U.S. Treasury Bonds — 2.3%
6.250%, 08/15/23	$3,205	3,790
5.375%, 02/15/31	25	28

		3,818

U.S. Treasury Notes — 9.8%
4.875%, 05/31/08#	1,885	1,890
4.875%, 07/31/11#	9,030	9,193
4.875%, 08/15/16#	1,800	1,857
4.750%, 05/15/14#	940	958
3.625%, 06/30/07	735	730
3.250%, 08/15/08#	1,695	1,658

		16,286

Total U.S. Treasury Obligations
(Cost $19,772)		20,104

U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — 8.5%
Federal National Mortgage Association — 8.1%
Federal National Mortgage Association
7.000%, 06/01/31	16	16
7.000%, 01/01/33	68	70
7.000%, 10/01/33	17	17
6.500%, 12/01/36 (TBA)	1,400	1,429
6.000%, 09/01/32	52	53
6.000%, 09/01/36	1,663	1,682

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
6.000%, 12/01/36 (TBA)	$1,330	$1,344
5.500%, 02/01/32	224	224
5.500%, 07/01/33	23	23
5.500%, 12/01/33	347	347
5.500%, 05/01/35	226	225
5.500%, 12/01/35	71	71
5.500%, 12/01/36 (TBA)	3,170	3,159
5.467%, 01/01/36 (B)	1,033	1,039
5.000%, 06/01/20	692	686
5.000%, 07/01/20	208	206
5.000%, 09/01/33	54	53
5.000%, 10/01/33	112	110
5.000%, 11/01/33	595	583
5.000%, 08/01/35	53	52
5.000%, 10/01/35	570	557
5.000%, 11/01/35	545	533
5.000%, 12/01/35	475	464
4.500%, 09/01/35	611	582

		13,525

Government National Mortgage Association — 0.4%
Government National Mortgage Association
7.500%, 11/15/29	1	1
6.500%, 09/15/28	21	21
6.500%, 07/15/32	42	43
6.500%, 10/15/33	24	25
6.000%, 08/15/32	25	26
6.000%, 02/15/33	114	116
6.000%, 11/15/33	43	44
6.000%, 06/15/35	262	266

		542

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $14,035)		14,067

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.5%
Federal Farm Credit Bank — 1.2%
Federal Farm Credit Bank (FRN)
5.218%, 03/01/07	2,000	2,000

Federal Home Loan Mortgage Corporation — 0.3%
Federal Home Loan Mortgage Corporation (DN)
5.155%, 12/12/06 (C)	400	400

Total U.S. Government Agency Obligations
(Cost $2,400)		2,400

CORPORATE BONDS — 3.5%
Banks — 0.1%
Lloyds TSB Group PLC
6.267%, 11/14/16 (B) (D)	125	127

Cable — 0.1%
Comcast
5.875%, 02/15/18	50	51
Comcast Cable
8.375%, 03/15/13	100	115

		166

Consumer Non-Cyclical — 0.1%
Walt Disney
5.625%, 09/15/16	140	144

Energy — 0.2%
ConocoPhillips Canada Funding
5.625%, 10/15/16	115	118
Energy Transfer Partners
6.125%, 02/15/17	115	119
Southwestern Public Service
6.000%, 10/01/36	120	123

		360

Financials — 2.0%
Bank of America
7.800%, 09/15/16	200	238
Capital One Financial (MTN)
5.700%, 09/15/11	115	118
Citigroup
7.250%, 10/01/10	560	603
General Electric Capital, Cl A
5.450%, 01/15/13	200	205
Goldman Sachs
6.450%, 05/01/36	140	151
HSBC Finance
6.750%, 05/15/11	320	342
6.375%, 10/15/11	120	127
HSBC Holdings
6.500%, 05/02/36	100	111
International Lease Finance
5.000%, 04/15/10	125	125
JPMorgan Chase
5.125%, 09/15/14	250	249
KeyBank
5.800%, 07/01/14	100	103
Lehman Brothers Holdings (MTN)
5.750%, 05/17/13	100	103
MUFG Capital Finance 1
6.346%, 07/25/16 (B)	100	103
Residential Capital
6.375%, 06/30/10	130	133
6.500%, 04/17/13	25	26
UBS Preferred Funding Trust V
6.243%, 05/15/16 (B)	75	79
USB Capital IX
6.189%, 04/15/11(B)	85	87
Wachovia Capital Trust III
5.800%, 08/29/49 (B)	125	127
Wells Fargo
4.950%, 10/16/13	225	222
Xstrata Finance Canada
5.800%, 11/15/16 (D)	40	40

		3,292

Healthcare — 0.1%
WellPoint
5.000%, 12/15/14	150	147

Insurance — 0.3%
American General Finance (MTN)
3.875%, 10/01/09	275	266
Assurant
6.750%, 02/15/34	120	134

Allegiant Balanced Allocation Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Insurance — continued
Protective Life Secured Trust
4.850%, 08/16/10	$150	$150

		550

Real Estate — 0.1%
WEA Finance LLC
5.700%, 10/01/16 (D)	150	153

Real Estate Investment Trusts — 0.1%
iStar Financial
5.950%, 10/15/13 (D)	165	168

Telecommunications — 0.2%
GTE
6.940%, 04/15/28	225	241

Telecom Italia Capital SA
5.250%, 11/15/13	155	150

		391

Transportation — 0.0%
Canadian National Railway
6.200%, 06/01/36	75	82

Utilities — 0.2%
Midamerican Energy Holdings
6.125%, 04/01/36	150	158
Tampa Electric
6.550%, 05/15/36	115	126

		284

Total Corporate Bonds (Cost $5,804)		5,864

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.1%
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Cl A4A
4.871%, 09/11/42	600	591
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Cl A4
5.400%, 07/15/44 (B)	875	886
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4
5.230%, 12/15/40 (B)	730	736
Fannie Mae, Series 2003-84, Cl PG
5.000%, 03/25/32	1,284	1,254
Freddie Mac, Series 2772, Cl GH
5.000%, 07/15/32	1,000	976
Freddie Mac, Series 2773, Cl CD
4.500%, 04/15/24	700	658

Total Collateralized Mortgage Obligations (Cost $5,015)		5,101

ASSET BACKED SECURITIES — 3.0%
Automotive — 0.3%
Honda Auto Receivables Owner Trust, Series 2005-4, Cl A3
4.460%, 05/21/09	500	497

Credit Cards — 2.0%
Bank One Issuance Trust, Series 2004-A4, Cl A4
5.360%, 02/16/10 (B)	800	801
Chase Credit Card Master Trust, Series 2004-1, Cl A
5.350%, 05/15/09 (B)	870	870
Citibank Credit Card Issuance Trust, Series 2006-A5, Cl A5
5.300%, 05/20/11	870	879
MBNA Credit Card Master Note Trust, Series 2002-A4, Cl A4
5.430%, 08/17/09 (B)	800	801

		3,351

Mortgage Related — 0.3%
Chase Funding Mortgage Loan, Series 2003-6, Cl 1A4
4.499%, 08/25/30	570	558

Utilities — 0.4%
PSE&G Transition Funding LLC, Series 2001-1, Cl A8
6.890%, 12/15/17	565	639

Total Asset Backed Securities (Cost $4,977)		5,045
COMMERCIAL PAPER — 0.6%
Kitty Hawk Funding
5.250%, 12/12/06	400	399
Liberty Street Funding
5.260%, 12/11/06	400	399
Variable Funding Capital
5.250%, 12/11/06	250	250

Total Commercial Paper (Cost $1,048)		1,048

	Number of Shares
AFFILIATED MONEY MARKET FUND — 5.9%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $9,775)	9,774,559	9,775

Total Investments Before Collateral for Loaned Securities – 103.2% (Cost $147,991)		171,318

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 17.5%
Master Notes — 5.9%
Bank of America
5.383%, 12/01/06	$2,500	2,500
Bear Stearns
5.463%, 12/06/06	3,750	3,750
JPMorgan
5.393%, 12/15/06	3,500	3,500

		9,750

Allegiant Balanced Allocation Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR
LOANED SECURITIES — continued
Repurchase Agreements — 11.5%
Bear Stearns
5.363%, 12/01/06	9,000	$9,000
5.413%, 12/01/06	3,500	3,500
Lehman Brothers
5.363%, 12/01/06	6,625	6,625

		19,125

Non-Registered Investment Company — 0.1%
BlackRock Institutional Money
Market Trust (E)	124	124

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $28,999)‡		28,999

TOTAL INVESTMENTS — 120.7% (Cost $176,990)**		200,317

Other Assets & Liabilities – (20.7)%		(34,301)

TOTAL NET ASSETS — 100.0%		$166,016

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $177,808.

Gross unrealized appreciation (000)	$23,157
Gross unrealized depreciation (000)	(648)

Net unrealized appreciation (000)	$22,509

†	See Note 3 in Notes to Financial Statements.

‡	See Note 8 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $28,278.

(A)	Value is less than $500.

(B)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2006.

(C)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

(D)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $488 and represents 0.3% of net assets as of November 30, 2006.

(E)	Represents security purchased with cash collateral for securities on loan.

ADR — American Depository Receipt

Cl — Class

DN — Discount Note

FRN — Floating Rate Note

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Liability Company

TBA — To Be Announced

Assets in an amount at least equal to the market value of when-issued and delayed delivery securities have been segregated by the Fund.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
TOPIX Index	1	$139	12/08/06	$(3)

Cash in the amount of $4,583 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

See Notes to Financial Statements.

STATEMENT OF

ASSETS AND LIABILITIES

November 30, 2006 (Unaudited)

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $138,216)	$161,543
Investments in affiliates at value, (Cost $9,775)	9,775
Short term investments held as collateral for loaned securities, (Cost $28,999)	28,999
Receivable for investments sold	369
Receivable for shares of beneficial interest sold	254
Futures variation margin receivable	7
Dividends and interest receivable	619
Prepaid expenses	3

Total Assets	201,569

LIABILITIES
Payable for collateral for loaned securities	28,999
Payable for shares of beneficial interest redeemed	75
Payable for investment securities purchased	6,293
Investment advisory fees payable	100
12b-1 fees payable
Class I	17
Class A	3
Class B	2
Administration fees payable	8
Custody fees payable	20
Trustees’ fees payable	9
Other liabilities	27

Total Liabilities	35,553

TOTAL NET ASSETS	$166,016

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$140,115
Undistributed Net Investment Income	397
Undistributed Net Realized Gain on Investments	2,180
Net Unrealized Appreciation on Investments and Futures	23,324

Total Net Assets	$166,016

Net Asset Value, Offering and Redemption Price Per Share — Class I ($141,960,881 ÷ 12,369,515 outstanding shares of beneficial interest)	$11.48

Net Asset Value and Redemption Price Per Share — Class A ($15,782,513 ÷ 1,373,291 outstanding shares of beneficial interest)	$11.49

Maximum Offering Price Per Share — Class A ($11.49 ÷ 95.25%)	$12.06

Net Asset Value and Offering Price Per Share — Class B ($6,182,306 ÷ 537,848 outstanding shares of beneficial interest)	$11.49

Net Asset Value and Offering Price Per Share — Class C ($2,089,830 ÷ 182,707 outstanding shares of beneficial interest)	$11.44

See Notes to Financial Statements.

Allegiant Conservative Allocation Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Number of Shares	Value (000)
AFFILIATED EQUITY FUNDS — 40.8%
Allegiant International Equity Fund, Class I	26,800	$420
Allegiant Large Cap Growth Fund, Class I	67,401	1,450
Allegiant Large Cap Value Fund, Class I	70,166	1,467

Total Affiliated Equity Funds (Cost $2,799)		3,337

AFFILIATED FIXED INCOME FUND — 45.3%
Allegiant Intermediate Bond Fund, Class I (Cost $3,770)	349,939	3,706

AFFILIATED MONEY MARKET FUND — 10.4%
Allegiant Money Market Fund, Class I (Cost $857)	857,298	857

TOTAL INVESTMENTS† — 96.5% (Cost $7,426)*		7,900

Other Assets & Liabilities – 3.5%		283

TOTAL NET ASSETS — 100.0%		$8,183

*	Aggregate cost for Federal income tax purposes is (000) $7,426.

Gross unrealized appreciation (000)	$538
Gross unrealized depreciation (000)	(64)

Net unrealized appreciation (000)	$474

†	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

STATEMENT OF

ASSETS AND LIABILITIES

November 30, 2006 (Unaudited)

Value (000)
ASSETS
Investments in affiliates at value, (Cost $7,426)	$7,900
Receivable for investments sold	301
Dividends and interest receivable	18

Total Assets	8,219

LIABILITIES
Payable for shares of beneficial interest redeemed	31
12b-1 fees payable
Class I	1
Custody fees payable	1
Trustees’ fees payable	1
Other liabilities	2

Total Liabilities	36

TOTAL NET ASSETS	$8,183

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$7,593
Undistributed Net Investment Income	23
Undistributed Net Realized Gain on Investments	93
Net Unrealized Appreciation on Investments	474

Total Net Assets	$8,183

Net Asset Value, Offering and Redemption Price Per Share — Class I ($7,114,580 ÷ 683,470 outstanding shares of beneficial interest)	$10.41

Net Asset Value and Redemption Price Per Share — Class A ($267,781 ÷ 25,756 outstanding shares of beneficial interest)	$10.40

Maximum Offering Price Per Share- Class A ($10.40 ÷ 95.25%)	$10.92

Net Asset Value and Offering Price Per Share — Class B ($538,272 ÷ 52,042 outstanding shares of beneficial interest)	$10.34

Net Asset Value and Offering Price Per Share — Class C ($262,720 ÷ 25,370 outstanding shares of beneficial interest)	$10.36

See Notes to Financial Statements.

THIS PAGE INTENTIONALLY LEFT BLANK

Allegiant Equity Funds

STATEMENTS OF OPERATIONS (000)

Six Months Ended November 30, 2006 (Unaudited)

	International Equity Fund	Large Cap Core Equity Fund	Large Cap Growth Fund
Investment Income:
Dividends	$2,040	$1,622	$2,552
Interest	—	—	1
Income from affiliated funds(1)	178	34	47
Security lending income	49	30	80
Less: foreign taxes withheld	(120)	—	—

Total Investment Income	2,147	1,686	2,680

Expenses:
Investment advisory fees	1,667	896	2,094
Administration fees	96	72	168
12b-1 fees:
Class I	59	50	94
Class A	3	1	25
Class B	5	11	27
Class C	3	2	3
Shareholder services fees:
Class A	18	7	146
Class B	2	4	9
Class C	1	1	1
Transfer agent fees	34	25	71
Custodian fees	68	7	13
Professional fees	14	13	30
Pricing service fees	12	1	1
Printing and shareholder reports	9	7	19
Registration and filing fees	12	14	15
Trustees’ fees	7	6	14
Miscellaneous	8	7	17

Total Expenses	2,018	1,124	2,747

Less:
Waiver of investment advisory fees(1)	(217)	—	—

Net Expenses	1,801	1,124	2,747

Net Investment Income (Loss)	346	562	(67)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	2,972	3,519	18,433
Net realized gain (loss) on futures	(155)	(15)	(44)
Net realized loss on foreign currency transactions	(44)	—	—
Net change in unrealized appreciation (depreciation) on investments	26,246	15,675	27,734
Net change in unrealized appreciation (depreciation) on futures	19	95	150
Net change in unrealized appreciation (depreciation) on foreign currency translation	(12)	—	—

Net Gain on Investments	29,026	19,274	46,273

Net Increase in Net Assets Resulting from Operations	$29,372	$19,836	$46,206

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

Large Cap Value Fund	Mid Cap Value Fund	Multi-Factor Mid Cap Growth Fund	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Focused Value Fund	Multi-Factor Small Cap Growth Fund	Multi-Factor Small Cap Value Fund
$7,757	$890	$432	$72	$37	$12	$4,116
—	—	—	—	—	—	10
358	174	18	18	2	2	371
83	19	4	5	3	1	617
(45)	—	—	—	—	—	(2)

8,153	1,083	454	95	42	15	5,112

2,491	691	167	59	31	27	3,770
199	41	10	4	2	2	230
129	23	2	1	1	1	119
12	5	2	—	—	—	41
33	17	4	—	—	—	58
3	8	1	—	—	—	67
71	33	20	—	—	—	236
11	6	1	—	—	—	19
1	3	—	—	—	—	22
76	16	14	1	(1)	—	105
14	5	4	4	2	4	18
33	7	4	2	2	2	44
1	1	2	2	1	2	2
22	3	1	—	—	—	30
15	14	9	4	5	4	21
15	2	1	—	—	—	23
18	3	2	—	—	—	25

3,144	878	244	77	43	42	4,830

—	(174)	(92)	(21)	(7)	(17)	—

3,144	704	152	56	36	25	4,830

5,009	379	302	39	6	(10)	282

42,194	6,853	1,537	(369)	51	(174)	36,617
—	(19)	(23)	181	—	—	106
—	—	—	—	—	—	—
26,244	9,480	41	1,406	203	303	(19,459)
—	—	20	—	—	—	1,009
—	—	—	—	—	—	—

68,438	16,314	1,575	1,218	254	129	18,273

$73,447	$16,693	$1,877	$1,257	$260	$119	$18,555

Allegiant Equity Funds

STATEMENTS OF OPERATIONS (000)

Six Months Ended November 30, 2006 (Unaudited)

	S&P 500® Index Fund	Small Cap Core Fund	Small Cap Growth Fund
Investment Income:
Dividends	$1,850	$844	$87
Interest	43	4	—
Income from affiliated funds(1)	141	223	6
Security lending income	16	177	8
Less: foreign taxes withheld	—	(9)	—

Total Investment Income	2,050	1,239	101

Expenses:
Investment advisory fees	348	1,122	185
Administration fees	60	67	11
12b-1 fees:
Class I	4	48	3
Class A	1	1	2
Class B	16	2	5
Class C	6	3	1
Shareholder services fees:
Class A	33	4	20
Class B	5	1	2
Class C	2	1	–
Transfer agent fees	20	21	26
Custodian fees	11	7	5
Professional fees	12	13	7
Pricing service fees	8	1	2
Printing and shareholder reports	6	7	(7)
Registration and filing fees	11	19	13
Trustees’ fees	4	5	1
Miscellaneous	7	5	3

Total Expenses	554	1,327	279

Less:
Waiver of investment advisory fees(1)	(149)	(2)	(83)

Net Expenses	405	1,325	196

Net Investment Income (Loss)	1,645	(86)	(95)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments sold	5,331	2,191	747
Net realized gain (loss) on futures	(159)	128	(43)
Net change in unrealized appreciation (depreciation) on investments	13,419	3,717	57
Net change in unrealized appreciation (depreciation) on futures	583	398	25

Net Gain on Investments	19,174	6,434	786

Net Increase in Net Assets Resulting from Operations	$20,819	$6,348	$691

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

Allegiant Asset Allocation Funds

STATEMENTS OF OPERATIONS (000)

Six Months Ended November 30, 2006 (Unaudited)

	Aggressive Allocation Fund	Balanced Allocation Fund	Conservative Allocation Fund
Investment Income:
Dividends	$—	$734	$—
Interest	—	1,158	—
Income from affiliated funds(1)	74	182	130
Security lending income	—	53	—
Less: foreign taxes withheld	—	(7)	—

Total Investment Income	74	2,120	130

Expenses:
Investment advisory fees	13	573	12
Administration fees	3	46	3
12b-1 fees:
Class I	—	20	—
Class A	—	2	—
Class B	4	21	3
Class C	3	5	2
Shareholder services fees:
Class A	2	18	1
Class B	2	7	1
Class C	1	2	1
Transfer agent fees	3	21	2
Custodian fees	2	16	2
Professional fees	1	8	1
Pricing service fees	—	17	—
Printing and shareholder reports	1	5	1
Registration and filing fees	7	11	5
Trustees’ fees	—	4	—
Miscellaneous	3	3	1

Total Expenses	45	779	35

Less:
Waiver of investment advisory fees(1)	(13)	—	(12)

Net Expenses	32	779	23

Net Investment Income	42	1,341	107

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments sold	327	3,208	115
Net realized gain on futures	—	3	—
Net realized loss on foreign currency transactions	—	(1)	—
Net change in unrealized appreciation (depreciation) on investments(2)	489	8,925	353
Net change in unrealized appreciation (depreciation) on futures	—	1	—

Net Gain on Investments	816	12,136	468

Net Increase in Net Assets Resulting from Operations	$858	$13,477	$575

(1)	See Note 3 in Notes to Financial Statements.

(2)	Represents investments in affiliated funds for Aggressive Allocation and Conservative Allocation Funds.

See Notes to Financial Statements.

Allegiant Equity Funds

STATEMENTS OF CHANGES IN NET ASSETS (000)

	International Equity Fund		Large Cap Core Equity Fund
	For the Six Months Ended November 30, 2006 (Unaudited)	For the Year Ended May 31, 2006	For the Six Months Ended November 30, 2006 (Unaudited)	For the Year Ended May 31, 2006
Investment Activities:
Net investment income (loss)	$346	$2,631	$562	$960
Net realized gain on investments sold, futures and foreign currency transactions	2,773	22,801	3,504	13,026
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translation	26,253	36,220	15,770	8,593

Net increase in net assets resulting from operations	29,372	61,652	19,836	22,579

Dividends and Distributions to Shareholders
Dividends from net investment income:
Class I	—	(4,603)	(487)	(859)
Class A	—	(241)	(5)	(9)
Class B	—	(12)	—	—
Class C	—	(9)	—	—
Class R(1)	—	(1)	—	—
Distributions from net realized capital gains
Class I	—	—	—	(4,649)
Class A	—	—	—	(138)
Class B	—	—	—	(72)
Class C	—	—	—	(11)
Class R(1)	—	—	—	(11)

Total dividends and distributions	—	(4,866)	(492)	(5,749)

Share Transactions:
Proceeds from shares issued:
Class I	24,904	55,008	6,080	12,819
Class A	2,011	2,933	236	1,270
Class B	107	224	9	171
Class C	30	126	33	71
Class R(1)	—	36	—	55
Reinvestment of dividends and distributions:
Class I	—	751	412	4,732
Class A	—	224	5	142
Class B	—	12	—	71
Class C	—	7	—	11
Class R(1)	—	1	—	11

Total proceeds from shares issued and reinvested	27,052	59,322	6,775	19,353

Value of shares redeemed:
Class I(2)	(16,332)	(53,598)	(7,118)	(17,814)
Class A	(1,398)	(3,418)	(676)	(3,980)
Class B	(181)	(663)	(278)	(866)
Class C	(303)	(685)	(52)	(453)
Class R(1)	—	(436)	—	(866)

Total value of shares redeemed	(18,214)	(58,800)	(8,124)	(23,979)

Increase (decrease) in net assets from share transactions	8,838	522	(1,349)	(4,626)

Redemption Fees(3)	3	3	—	—

Total increase (decrease) in net assets	38,213	57,311	17,995	12,204

Net Assets:
Beginning of period	280,772	223,461	236,595	224,391

End of period*	$318,985	$280,772	$254,590	$236,595

*Including undistributed (distributions in excess of ) net investment income	$592	$246	$301	$231

(1)	See Note 1 in Notes to Financial Statements.
(2)	See Note 9 in Notes to Financial Statements.
(3)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

Large Cap Growth Fund		Large Cap Value Fund		Mid Cap Value Fund		Multi-Factor Mid Cap Growth Fund
For the Six Months Ended November 30, 2006 (Unaudited)	For the Year Ended May 31, 2006	For the Six Months Ended November 30, 2006 (Unaudited)	For the Year Ended May 31, 2006	For the Six Months Ended November 30, 2006 (Unaudited)	For the Year Ended May 31, 2006	For the Six Months Ended November 30, 2006 (Unaudited)	For the Year Ended May 31, 2006
$(67)	$(471)	$5,009	$8,079	$379	$418	$302	$(80)
18,389	57,489	42,194	68,098	6,834	7,912	1,514	2,607
27,884	(7,959)	26,244	21,738	9,480	5,862	61	819

46,206	49,059	73,447	97,915	16,693	14,192	1,877	3,346

—	(4,467)	(4,201)	(6,924)	—	(491)	—	—
—	(778)	(334)	(501)	—	(46)	—	—
—	—	(21)	(26)	—	—	—	—
—	—	(2)	(2)	—	—	—	—
—	—	—	(2)	—	(1)	—	—
—	(15,123)	—	(40,050)	—	(5,586)	—	—
—	(4,017)	—	(3,604)	—	(715)	—	—
—	(301)	—	(636)	—	(408)	—	—
—	(27)	—	(43)	—	(89)	—	—
—	(8)	—	(28)	—	(37)	—	—

—	(24,721)	(4,558)	(51,816)	—	(7,373)	—	—

16,538	55,119	43,712	77,256	29,073	51,079	3,116	8,656
3,796	7,497	4,312	11,112	44,657	5,092	380	1,048
1	272	129	569	70	412	2	69
95	392	114	284	1,351	756	7	58
—	50	—	42	—	61	—	—
—	13,901	1,445	23,768	—	2,144	—	—
1	4,663	302	3,697	—	724	—	—
—	298	19	654	—	406	—	—
—	27	2	45	—	89	—	—
—	9	—	30	—	45	—	—

20,431	82,228	50,035	117,457	75,151	60,808	3,505	9,831

(77,747)	(117,048)	(68,086)	(109,428)	(13,771)	(10,752)	(2,606)	(7,528)
(12,019)	(27,429)	(5,160)	(12,327)	(2,657)	(1,768)	(1,571)	(4,055)
(1,628)	(1,774)	(684)	(2,939)	(231)	(656)	(240)	(1,050)
(64)	(897)	(18)	(583)	(48)	(177)	(18)	(256)
—	(609)	—	(730)	—	(695)	—	—

(91,458)	(147,757)	(73,948)	(126,007)	(16,707)	(14,048)	(4,435)	(12,889)

(71,027)	(65,529)	(23,913)	(8,550)	58,444	46,760	(930)	(3,058)

—	—	—	—	—	—	—	—

(24,821)	(41,191)	44,976	37,549	75,137	53,579	947	288

581,566	622,757	645,981	608,432	111,053	57,474	33,690	33,402

$556,745	$581,566	$690,957	$645,981	$186,190	$111,053	$34,637	$33,690

$(67)	$—	$2,254	$1,803	$493	$114	$302	$—

Allegiant Equity Funds

STATEMENTS OF CHANGES IN NET ASSETS (000)

	Multi-Factor Small Cap Core Fund		Multi-Factor Small Cap Focused Value Fund
	For the Six Months Ended November 30, 2006 (Unaudited)	For the Period September 30,** 2005 — May 31, 2006	For the Six Months Ended November 30, 2006 (Unaudited)	For the Period September 30,** 2005 — May 31, 2006
Investment Activities:
Net investment income (loss)	$39	$17	$6	$7
Net realized gain (loss) on investments sold and futures	(188)	79	51	317
Net change in unrealized appreciation (depreciation) on investments and futures	1,406	523	203	307

Net increase in net assets resulting from operations	1,257	619	260	631

Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	—	—	—	—
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class R(1)	—	—	—	—
Distributions from net realized capital gains:
Class I	—	—	—	—
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—

Total dividends and distributions	—	—	—	—

Share Transactions:
Proceeds from shares issued:
Class I	7,589	5,984	1	5,468
Class A	312	113	90	75
Class B	—	—	—	—
Class C	—	—	—	—
Class R(1)	—	—	—	—
Reinvestment of dividends and distributions:
Class I	—	—	—	—
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class R(1)	—	—	—	—

Total proceeds from shares issued and reinvested	7,901	6,097	91	5,543

Value of shares redeemed:
Class I	(75)	(2)	—	(3)
Class A	(31)	—	(2)	—
Class B	—	—	—	—
Class C	—	—	—	—
Class R(1)	—	—	—	—

Total value of shares redeemed	(106)	(2)	(2)	(3)

Increase (decrease) in net assets from share transactions	7,795	6,095	89	5,540

Redemption Fees(2)	—	—	—	—

Total increase (decrease) in net assets	9,052	6,714	349	6,171

Net Assets:
Beginning of period	6,714	—	6,171	—

End of period*	$15,766	$6,714	$6,520	$6,171

*Including undistributed (distributions in excess of ) net investment income	$61	$22	$18	$12

(1)	See Note 1 in Notes to Financial Statements.

(2)	See Note 3 in Notes to Financial Statements.

**	Commencement of operations.

See Notes to Financial Statements.

Multi-Factor Small Cap Growth Fund		Multi-Factor Small Cap Value Fund		S & P 500® Index Fund		Small Cap Core Fund		Small Cap Growth Fund
For the Six Months Ended May 31, 2006 (Unaudited)	For the Period September 30,** 2005 — May 31, 2006	For the Six Months Ended November 30, 2006 (Unaudited)	For the Year Ended May 31, 2006	For the Six Months Ended November 30, 2006 (Unaudited)	For the Year Ended May 31, 2006	For the Six Months Ended November 30, 2006 (Unaudited)	For the Year Ended May 31, 2006	For the Six Months Ended November 30, 2006 (Unaudited)	For the Year Ended May 31, 2006
$(10)	$(16)	$282	$(859)	$1,645	$5,278	$(86)	$(924)	$(95)	$(330)
(174)	3	36,723	98,261	5,172	41,907	2,319	14,347	704	3,919
303	308	(18,450)	36,150	14,002	(14,911)	4,115	8,779	82	1,286

119	295	18,555	133,552	20,819	32,274	6,348	22,202	691	4,875

—	—	—	(1,132)	(1,365)	(5,072)	—	—	—	—
—	—	—	—	(187)	(393)	—	—	—	—
—	—	—	—	(14)	(36)	—	—	—	—
—	—	—	—	(5)	(15)	—	—	—	—
—	—	—	—	—	(13)	—	—	—	—
—	—	—	(79,372)	—	—	—	—	—	—
—	—	—	(26,771)	—	—	—	—	—	—
—	—	—	(2,241)	—	—	—	—	—	—
—	—	—	(2,952)	—	—	—	—	—	—

—	—	—	(112,468)	(1,571)	(5,529)	—	—	—	—

71	5,223	33,320	87,339	16,819	56,980	18,052	101,167	907	4,634
8	21	11,785	40,108	3,604	9,058	319	1,636	142	1,390
—	—	13	798	5	802	12	174	—	77
—	—	273	2,542	112	555	69	558	1	45
—	—	—	—	—	789	—	—	—	66
—	—	—	58,696	978	4,281	—	—	—	—
—	—	1	26,229	180	371	—	—	—	—
—	—	—	2,080	11	29	—	—	—	—
—	—	—	2,692	5	15	—	—	—	—
—	—	—	—	—	14	—	—	—	—

79	5,244	45,392	220,484	21,714	72,894	18,452	103,535	1,050	6,212

(83)	—	(180,231)	(299,093)	(45,497)	(253,888)	(16,563)	(54,397)	(3,004)	(14,437)
(1)	—	(27,690)	(105,111)	(2,647)	(7,791)	(667)	(1,014)	(1,388)	(4,628)
—	—	(1,770)	(4,479)	(601)	(1,015)	(27)	(18)	(199)	(1,338)
—	—	(3,378)	(13,076)	(260)	(1,309)	(99)	(371)	(2)	(615)
—	—	—	—	—	(2,050)	—	—	—	(206)

(84)	—	(213,069)	(421,759)	(49,005)	(266,053)	(17,356)	(55,800)	(4,593)	(21,224)

(5)	5,244	(167,677)	(201,275)	(27,291)	(193,159)	1,096	47,735	(3,543)	(15,012)

—	—	75	41	—	—	2	—	—	3

114	5,539	(149,047)	(180,150)	(8,043)	(166,414)	7,446	69,937	(2,852)	(10,134)

5,539	—	865,438	1,045,588	203,136	369,550	225,060	155,123	39,727	49,861

$5,653	$5,539	$716,391	$865,438	$195,093	$203,136	$232,506	$225,060	$36,875	$39,727

$(10)	$—	$282	$—	$624	$550	$(86)	$—	$(95)	$—

Allegiant Asset Allocation Funds

STATEMENTS OF CHANGES IN NET ASSETS (000)

	Aggressive Allocation Fund
	For the Six Months Ended November 30, 2006 (Unaudited)	For the Year Ended May 31, 2006
Investment Activities:
Net investment income	$42	$128
Net realized gain on investments sold, futures, foreign currency transactions, swap agreements and capital distributions received from affiliated funds	327	1,361
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translation	489	(386)

Net increase in net assets resulting from operations	858	1,103

Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(34)	(125)
Class A	(4)	(47)
Class B	(1)	(28)
Class C	(1)	(19)
Distributions from net realized capital gains:
Class I	(382)	(102)
Class A	(89)	(22)
Class B	(81)	(27)
Class C	(58)	(19)

Total dividends and distributions	(650)	(389)

Share Transactions:
Proceeds from shares issued:
Class I	—	2,567
Class A	104	371
Class B	35	107
Class C	5	174
Reinvestment of dividends and distributions:
Class I	392	195
Class A	93	69
Class B	83	55
Class C	58	37

Total proceeds from shares issued and reinvested	770	3,575

Value of shares redeemed:
Class I	(722)	(3,403)
Class A	(980)	(3,106)
Class B	(534)	(376)
Class C	(718)	(434)

Total value of shares redeemed	(2,954)	(7,319)

Increase (decrease) in net assets from share transactions	(2,184)	(3,744)

Total increase (decrease) in net assets	(1,976)	(3,030)

Net Assets:
Beginning of period	10,343	13,373

End of period*	$8,367	$10,343

*Including undistributed (distributions in excess of ) net investment income	$9	$7

See Notes to Financial Statements.

Balanced Allocation Fund		Conservative Allocation Fund
For the Six Months Ended November 30, 2006 (Unaudited)	For the Year Ended May 31, 2006	For the Six Months Ended November 30, 2006 (Unaudited)	For the Year Ended May 31, 2006
$1,341	$2,430	$107	$250
3,210	8,305	115	643
8,926	2,182	353	(369)

13,477	12,917	575	524

(1,113)	(2,223)	(81)	(201)
(107)	(224)	(5)	(51)
(22)	(44)	(7)	(22)
(5)	(11)	(4)	(19)
—	—	(348)	(159)
—	—	(25)	(18)
—	—	(45)	(21)
—	—	(27)	(19)

(1,247)	(2,502)	(542)	(510)

18,805	16,653	4	2,903
1,578	3,239	16	85
493	267	—	41
835	256	6	60
1,013	1,966	412	296
103	210	52	60
21	43	26	43
5	11	30	35

22,853	22,645	546	3,523

(11,343)	(38,530)	(570)	(1,310)
(1,346)	(8,000)	(330)	(3,336)
(545)	(1,399)	(524)	(133)
(99)	(821)	(338)	(573)

(13,333)	(48,750)	(1,762)	(5,352)

9,520	(26,105)	(1,216)	(1,829)

21,750	(15,690)	(1,183)	(1,815)

144,266	159,956	9,366	11,181

$166,016	$144,266	$8,183	$9,366

$397	$303	$23	$13

Allegiant Equity and Asset Allocation Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2006 (Unaudited)

1. Fund Organization

Allegiant Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. As of November 30, 2006, the Trust offered for sale shares of 30 Funds. Each of the Funds is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the Equity and Asset Allocation Funds, Class I Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class C Shares are sold with a contingent deferred sales charge. Front-end sales charges and contingent deferred sales charges may be reduced or waived under certain circumstances. Class B Shares are no longer offered except in connection with dividend reinvestments and permitted exchanges.

Effective May 19, 2006, Class R Shares were no longer offered in any of the Allegiant Funds. Class R shareholders redeemed or exchanged their Shares prior to May 19.

On September 26, 2006, the Board of Trustees unanimously voted to liquidate the Aggressive Allocation and Conservative Allocation Funds effective December 14, 2006. Effective November 1, 2006, those Funds ceased offering their Shares for sale and were liquidated on December 14, 2006.

The Trust currently offers five asset categories that consist of the following Funds (each referred to as a “Fund” or collectively as the “Funds”):

Equity Funds

International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Multi-Factor Mid Cap Growth Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Focused Value Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, S&P 500® Index Fund, Small Cap Core Fund and Small Cap Growth Fund;

Asset Allocation Fund

Balanced Allocation Fund;

Fixed Income Funds

Bond Fund, Government Mortgage Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund;

Tax Exempt Bond Funds

Intermediate Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund and Pennsylvania Intermediate Municipal Bond Fund;

Money Market Funds

Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund.

The financial statements presented herein are those of the Equity and Asset Allocation Funds. The financial statements of the Fixed Income and Tax Exempt Bond Funds, and the Money Market Funds are not presented herein, but are presented separately.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Equity and Asset Allocation Funds.

Investment Valuation

Investment securities of the Equity and Asset Allocation Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), (normally 4:00 p.m. Eastern Time). Securities quoted on the NASD National Markets system are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. If, in the case of a security that is valued at last sale, there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at the mean between the most recent bid and asked prices. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems to determine value. Short-term obligations with maturities of 60 days or less when purchased are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. Short term obligations with greater than 60 days to maturity when purchased, are valued at mark-to-market until the 60th day before maturity; then valued at amortized cost to maturity.

Short term investments held as collateral for loaned securities are valued at amortized cost, which approximates market value.

Futures contracts are valued at the daily quoted settlement prices.

Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate net asset value. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund.

The Aggressive Allocation and Conservative Allocation Funds invest in underlying Allegiant Funds. Investments in underlying Allegiant Funds or in any other mutual funds are valued at their respective net asset values as determined by those Funds each business day.

The Board of Trustees has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information furnished by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

Allegiant Equity and Asset Allocation Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2006 (Unaudited)

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on trade date for financial statement preparation purposes. As is normal procedure in the mutual fund industry, for days other than financial reporting period ends, investment transactions not settling on the same day are recorded and factored into a fund’s net asset value on the business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective investments. Dividends are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Expenses common to all the Funds in the Trust are allocated among the Funds on the basis of average net assets. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class.

Dividends and Distributions to Shareholders

Dividends from net investment income of the Large Cap Core Equity, Large Cap Value, S&P 500® Index, Aggressive Allocation and Balanced Allocation Funds, if any, are declared and paid quarterly. Dividends from net investment income of the International Equity, Large Cap Growth, Mid Cap Value, Multi-Factor Mid Cap Growth, Multi-Factor Small Cap Core, Multi-Factor Small Cap Focused Value, Multi-Factor Small Cap Growth, Multi-Factor Small Cap Value, Small Cap Core and Small Cap Growth Funds, if any, are declared and paid annually. Dividends from net investment income of the Conservative Allocation Fund, if any, are declared and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the International Equity and Balanced Allocation Funds are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in the Statement of Operations for the current period. The International Equity and Balanced Allocation Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

Forward Foreign Currency Contracts

Certain Funds enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains or losses at the time the forward contracts are extinguished. Such contracts, which are designed to protect the value of the Fund’s investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Details of forward foreign currency contracts open at year end are included in the respective Fund’s Statement of Net Assets.

Futures Contracts

Certain Funds may enter into futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates and currency values. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily change in the contract is recorded as unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. Details of futures contracts open on November 30, 2006 are included in the respective Fund’s Statement of Net Assets.

There are several risks in connection with the use of futures contracts including the risk of loss in excess of the amount recognized in the Statements of Net Assets to the extent of total notional value. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

When-Issued and Delayed Delivery Transactions

The Balanced Allocation Fund may purchase or sell securities on a when-issued or delayed delivery basis for the purpose of enhancing its yield. These transactions (principally in mortgage-backed securities referred to as TBA’s or To Be Announced and COP’s or Certificates of Participation) involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered. The Fund may sell mortgage-backed TBA securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price for future settlement. The Fund accounts for such transactions as purchases and sales at the commitment date and maintains liquid, high-grade securities in an amount at least equal to the commitment to repurchase.

Swap Agreements

The Balanced Allocation Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk. Swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount (a total return swap). To the extent the total return of the index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized at contract stipulated reset dates and/or upon termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund’s custodian or counterparty’s broker in compliance with swap contract provisions. Risks may exceed amounts recognized on the Statement of Net Assets. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. There were no open swap agreements on November 30, 2006.

Allegiant Equity and Asset Allocation Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2006 (Unaudited)

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory and Sub-Advisory Fees

Fees paid by the Equity and Asset Allocation Funds pursuant to the Advisory Agreements with Allegiant Asset Management Company (the “Adviser”), an indirect wholly owned subsidiary of National City Corporation (“NCC”), are payable monthly and are calculated at an annual rate, listed in the table below, of each Fund’s average daily net assets. Polaris Capital Management, Inc. (“Polaris”), an independent registered investment adviser, serves as sub-adviser to a portion of the International Equity Fund. For its services, Polaris is paid a sub-advisory fee by the Adviser based on the portion of assets of the International Equity Fund allocated to Polaris as follows: 0.35% of the first $125 million of assets managed, 0.40% of the next $75 million of assets managed and 0.50% of assets managed in excess of $200 million. The Adviser may, from time to time, waive any portion of its fees. Such waivers are voluntary and may be changed or discontinued at any time. The table below lists the advisory fees and waivers that were in effect on November 30, 2006.

	Advisory Fee on Net Assets			Advisory Fee Waiver
International Equity Fund		1.15%		0.15%
S&P 500® Index Fund		0.35%		0.15%
Aggressive Allocation Fund		0.25%		0.25%
Balanced Allocation Fund		0.75%		—
Conservative Allocation Fund		0.25%		0.25%

	First $1 Billion	Next $500 Million	In Excess of $ 1.5 Billion	Advisory Fee Waiver
Large Cap Core Equity Fund	0.75%	0.70%	0.65%	—
Large Cap Growth Fund	0.75%	0.70%	0.65%	—
Large Cap Value Fund	0.75%	0.70%	0.65%	—
Mid Cap Value Fund	1.00%	0.95%	0.90%	0.25%
Multi-Factor Mid Cap Growth Fund	1.00%	0.95%	0.90%	0.55%

	First $500 Million	Next $500 Million	In Excess of $1 Billion	Advisory Fee Waiver
Multi-Factor Small Cap Core Fund	1.00%	0.95%	0.90%	0.35%*
Multi-Factor Small Cap Focused Value Fund	1.00%	0.95%	0.90%	0.23%*
Multi-Factor Small Cap Growth Fund	1.00%	0.95%	0.90%	0.62%*
Multi-Factor Small Cap Value Fund	1.00%	0.95%	0.90%	—
Small Cap Core Fund	1.00%	0.95%	0.90%	—
Small Cap Growth Fund	1.00%	0.95%	0.90%	0.45%

*	For the six months ended November 30, 2006, the Adviser voluntarily waived the requisite amount of its fees to maintain the expense ratios of Class I and Class A Shares of Multi-Factor Small Cap Core, Multi-Factor Small Cap Focused Value and Multi-Factor Small Cap Growth Funds at 0.95% and 1.20%, 1.17% and 1.42%, and 0.95% and 1.20%, respectively.

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Class A, Class B and Class C Shares in the Funds. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class B and Class C Shares in consideration for payment of a fee of 0.25% on an annual basis, based on each Class’ average daily net assets.

Custodian Fees

PFPC Trust Co., an affiliate of PFPC Inc. (“PFPC”) (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. PFPC Trust Co. also serves as Custodian for the Allegiant Advantage Fund (“Advantage”), another registered investment company managed by the

Adviser. Custodian fees for the Trust and Advantage are calculated at the following annual rate: 0.004% of the first $10 billion of the combined average daily gross assets of the Trust and Advantage and 0.002% of the combined average daily gross assets in excess of $10 billion. The custodian fees are allocated to the Trust and Advantage based on each Fund’s average daily net assets. PFPC Trust Co. also receives other transaction based charges and is reimbursed for out-of-pocket expenses. One of the officers of PFPC is Treasurer of the Trust and Advantage.

Distribution/12b-1 Fees

The Trust and Professional Funds Distributor, LLC (the “Distributor”) are parties to a distribution agreement dated May 1, 2003. The Trust has adopted a distribution plan for Class I and Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class I and Class A Shares plan, the Funds reimburse the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds’ Class I and Class A Shares. Effective August 1, 2006, the 12b-1 fee accrual rates with respect to Class I and Class A Shares of the International Equity, Large Cap Core Equity, Large Cap Growth, Large Cap Value, Mid Cap Value, Multi-Factor Small Cap Value and Small Cap Core Funds were reduced from 0.05% to 0.04%. Effective October 1, 2006, the 12b-1 fee accrual rates with respect to Class I and Class A Shares of the Aggressive Allocation and Conservative Allocation Funds were reduced from 0.02% to 0.00%. The 12b-1 fee accrual rates with respect to Class I and Class A Shares of the other Equity and Asset Allocation Funds were unchanged during the six months ended November 30, 2006 and are also shown in the table below. As of November 30, 2006, the 12b-1 fee accrual rate were as shown in the table below:

	Annual Rate
	Class I	Class A
International Equity Fund	0.04%	0.04%
Large Cap Core Equity Fund	0.04%	0.04%
Large Cap Growth Fund	0.04%	0.04%
Large Cap Value Fund	0.04%	0.04%
Mid Cap Value Fund	0.04%	0.04%
Multi-Factor Mid Cap Growth Fund	0.03%	0.03%
Multi-Factor Small Cap Core Fund	0.02%	0.02%
Multi-Factor Small Cap Focused Value Fund	0.02%	0.02%
Multi-Factor Small Cap Growth Fund	0.02%	0.02%
Multi-Factor Small Cap Value Fund	0.04%	0.04%
S&P 500® Index Fund	0.005%	0.005%
Small Cap Core Fund	0.04%	0.04%
Small Cap Growth Fund	0.03%	0.03%
Aggressive Allocation Fund	—	—
Balanced Allocation Fund	0.03%	0.03%
Conservative Allocation Fund	—	—

The Trust also has adopted plans under Rule 12b-1 with respect to Class B and Class C Shares pursuant to which the Funds, excluding the Aggressive Allocation and Conservative Allocation Funds, compensate the Distributor for distribution services in an amount up to 0.75% per annum of the average daily net assets of the Funds’ Class B and Class C Shares. The Aggressive Allocation and Conservative Allocation Funds compensate the Distributor for distribution services in an amount up to 0.65% per annum of the average daily net assets of the Funds’ Class B and Class C Shares.

Trustees’ Fees

The Trustees are paid for services rendered to all of the Funds and Advantage, which are allocated to the Funds and Advantage based on their average daily net assets. Each Trustee receives an annual fee of $40,000 plus $4,000 for each combined Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of

Allegiant Equity and Asset Allocation Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2006 (Unaudited)

the Audit Committee receives an additional fee of $6,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust or Advantage receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, PFPC and National City Bank (“NCB”), an affiliate of the advisor, are parties to a Co-Administration and Accounting Services Agreement, pursuant to which PFPC and NCB have agreed to serve as Co-Administrators to the Trust in exchange for fees at the annual rate of 0.06% based on average daily net assets of the Trust’s Funds. For its services as Co-Administrators during the period June 1, 2006 to August 31, 2006, approximately 0.0254% was allocated to PFPC and approximately 0.0346% was allocated to NCB. A new Co-Administration and Accounting Services Agreement was entered into effective September 1, 2006, pursuant to which PFPC and NCB have agreed to continue to serve as Co-Administrators to the Trust in exchange for fees at the annual rate of 0.06% based on average daily net assets of the Trust’s Funds. For its services as Co-Administrators during the period September 1, 2006 to November 30, 2006, approximately 0.0290% was allocated to PFPC and approximately 0.0310% was allocated to NCB.

Legal Fees

Expenses paid by the Trust for the year ended November 30, 2006, include legal fees of $210,936 paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

Transfer Agent

Effective June 10, 2006, PFPC succeeded Boston Financial Data Services as Transfer Agent for the Fund. For its services as Transfer Agent, PFPC receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the six months ended November 30, 2006, PFPC received $286,599 from the Funds in aggregate fees and expenses for services rendered under the various agreements described above.

Affiliated Funds

Pursuant to SEC rules, the Equity and Asset Allocation Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trust and the Allegiant Advantage Fund, a separate investment company affiliated with the Trust. The adviser will waive fees in an amount that offsets any distribution fees charged by the Money Market Funds. Dividends received from such investments are reported as “Income from affiliate” in the Statements of Operations. The Aggressive Allocation and Conservative Allocation Funds only invest in certain other Allegiant Funds from whom they derive their dividend income, capital gain distributions and realized capital gains (losses).

Redemption Fees

The International Equity, Multi-Factor Small Cap Core, Multi-Factor Small Cap Focused Value, Multi-Factor Small Cap Growth, Multi-Factor Small Cap Value, Small Cap Core and Small Cap Growth Funds charge a redemption fee of 2.00% on proceeds from Class I, Class A and Class C (where applicable) Shares redeemed or exchanged within 60 days following their acquisition. The redemption fee is calculated as a percentage of the net asset value of total redemption proceeds and is retained by the applicable Fund and accounted for as additional paid-in capital. Certain exceptions to the imposition of the redemption fee exist. Please see the Funds’ prospectuses for more information.

4. Investments

During the six months ended November 30, 2006, the cost of purchases and proceeds from sales of investments, other than short-term investments and U.S. government obligations were:

	Purchases (000)	Sales (000)
International Equity Fund	$57,239	$44,766
Large Cap Core Equity Fund	84,304	86,126
Large Cap Growth Fund	213,057	270,355
Large Cap Value Fund	151,052	164,685
Mid Cap Value Fund	82,505	27,811
Multi-Factor Mid Cap Growth Fund	29,908	29,865
Multi-Factor Small Cap Core Fund	14,565	6,769
Multi-Factor Small Cap Focused Value Fund	2,125	2,016
Multi-Factor Small Cap Growth Fund	3,496	3,517
Multi-Factor Small Cap Value Fund	298,016	456,238
S&P 500® Index Fund	26,810	42,247
Small Cap Core Fund	54,241	51,502
Small Cap Growth Fund	24,227	27,253
Aggressive Allocation Fund	—	3,586
Balanced Allocation Fund	33,484	31,951
Conservative Allocation Fund	—	2,610

During the six months ended November 30, 2006, the cost of purchases and proceeds from sales of long-term U.S. government obligations were:

	Purchases (000)	Sales (000)
Balanced Allocation Fund	$97,947	$93,431

5. Federal Income Taxes

Each of the Equity and Asset Allocation Funds is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature, and are primarily due to wash sales, foreign currency losses, “mark to market” of certain futures contracts and Passive Foreign Investment Company (“PFIC”) stock, and dividends deemed paid upon shareholder redemption of fund shares.

Allegiant Equity and Asset Allocation Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2006 (Unaudited)

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. At May 31, 2006, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

	Expiring May 31,
	2007	2009	2010	2011	2013	Total
International Equity Fund	$—	$—	$—	$86,454	$—	$86,454
Large Cap Growth Fund*,**	—	6,821	26,740	—	—	33,561
Large Cap Value Fund**	750	2,561	7,279	—	—	10,590
Multi-Factor Mid Cap Growth Fund	—	—	35,696	37,879	—	73,575
S&P 500® Index Fund	—	—	—	3,567	—	3,567
Small Cap Growth Fund**	—	—	8,227	68,841	6,907	83,975
Balanced Allocation Fund**	—	213	2,048	—	—	2,261

*	The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the Fund’s merger with the Armada Large Cap Ultra Fund on April 23,2004.

**	A portion of the amount of this loss may be utilized in subsequent years. The amounts are subject to a substantial annual limitation due to the Fund’s merger with its respectiveRiverfront Fund on October 11, 2004.

6. Shares of Beneficial Interest

The Trust’s Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Transactions in capital shares are summarized (in thousands) on the following pages for the Equity and Asset Allocation Funds.

	Class I		Class A		Class B		Class C
	Six Months Ended 11/30/06	Year Ended 5/31/06	Six Months Ended 11/30/06	Year Ended 5/31/06	Six Months Ended 11/30/06	Year Ended 5/31/06	Six Months Ended 11/30/06	Year Ended 5/31/06
International Equity Fund
Shares issued	1,740	4,100	142	227	7	18	2	10
Share reinvested	—	60	—	18	—	1	—	1
Shares redeemed	(1,116)	(4,357)	(99)	(273)	(13)	(57)	(23)	(58)

Net increase (decrease)	624	(197)	43	(28)	(6)	(38)	(21)	(47)

Large Cap Core Equity Fund
Shares issued	469	1,063	19	106	1	15	2	6
Shares reinvested	33	385	—	12	—	6	—	1
Shares redeemed	(552)	(1,448)	(54)	(331)	(24)	(74)	(4)	(38)

Net increase (decrease)	(50)	—	(35)	(213)	(23)	(53)	(2)	(31)

Large Cap Growth Fund
Shares issued	844	2,769	195	381	—	15	5	21
Shares reinvested	—	696	—	237	—	16	—	1
Shares redeemed	(3,886)	(5,843)	(610)	(1,397)	(89)	(95)	(3)	(47)

Net increase (decrease)	(3,042)	(2,378)	(415)	(779)	(89)	(64)	2	(25)

Large Cap Value Fund
Shares issued	2,227	4,145	221	599	7	31	6	15
Shares reinvested	74	1,318	15	205	1	37	—	3
Shares redeemed	(3,438)	(5,842)	(261)	(665)	(36)	(159)	(1)	(31)

Net increase (decrease)	(1,137)	(379)	(25)	139	(28)	(91)	5	(13)

	Class I		Class A		Class B		Class C
	Six Months Ended 11/30/06	Year Ended 5/31/06	Six Months Ended 11/30/06	Year Ended 5/31/06	Six Months Ended 11/30/06	Year Ended 5/31/06	Six Months Ended 11/30/06	Year Ended 5/31/06
Mid Cap Value Fund
Shares issued	2,065	3,793	3,169	381	5	31	95	58
Shares reinvested	—	168	—	57	—	33	—	7
Shares redeemed	(967)	(799)	(189)	(133)	(17)	(50)	(4)	(13)

Net increase (decrease)	1,098	3,162	2,980	305	(12)	14	91	52

Multi-Factor Mid Cap Growth Fund
Shares issued	394	1,106	52	145	—	12	1	9
Shares reinvested	—	—	—	—	—	—	—	—
Shares redeemed	(331)	(1,007)	(215)	(561)	(40)	(178)	(3)	(42)

Net increase (decrease)	63	99	(163)	(416)	(40)	(166)	(2)	(33)

Multi-Factor Small Cap Core Fund*
Shares issued	711	591	28	10	—	—	—	—
Shares reinvested	—	—	—	—	—	—	—	—
Shares redeemed	(7)	—	(2)	—	—	—	—	—

Net increase	704	591	26	10	—	—	—	—

Multi-Factor Small Cap Focused Value Fund*
Shares issued	—	547	8	7	—	—	—	—
Shares reinvested	—	—	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—	—	—

Net increase	—	547	8	7	—	—	—	—

Multi-Factor Small Cap Growth Fund*
Shares issued	7	522	1	2	—	—	—	—
Shares reinvested	—	—	—	—	—	—	—	—
Shares redeemed	(8)	—	—	—	—	—	—	—

Net increase	(1)	522	1	2	—	—	—	—

Multi-Factor Small Cap Value Fund
Shares issued	1,617	4,070	603	1,956	1	40	15	129
Shares reinvested	—	3,033	—	1,425	—	119	—	154
Shares redeemed	(8,816)	(13,960)	(1,411)	(5,166)	(95)	(232)	(181)	(677)

Net decrease	(7,199)	(6,857)	(808)	(1,785)	(94)	(73)	(166)	(394)

S&P 500® Index Fund
Shares issued	1,485	5,313	319	851	—	76	10	53
Shares reinvested	88	401	16	34	1	3	—	1
Shares redeemed	(4,012)	(23,065)	(235)	(727)	(54)	(96)	(23)	(122)

Net increase (decrease)	(2,439)	(17,351)	100	158	(53)	(17)	(13)	(68)

Small Cap Core Fund
Shares issued	1,504	8,592	26	141	1	14	5	48
Shares reinvested	—	—	—	—	—	—	—	—
Shares redeemed	(1,352)	(4,628)	(55)	(87)	(2)	(1)	(8)	(34)

Net increase (decrease)	152	3,964	(29)	54	(1)	13	(3)	14

*	Commenced operations on September 30, 2005.

Allegiant Equity and Asset Allocation Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2006 (Unaudited)

	Class I		Class A		Class B		Class C
	Six Months Ended 11/30/06	Year Ended 5/31/06	Six Months Ended 11/30/06	Year Ended 5/31/06	Six Months Ended 11/30/06	Year Ended 5/31/06	Six Months Ended 11/30/06	Year Ended 5/31/06
Small Cap Growth Fund
Shares issued	99	481	16	153	—	9	—	5
Shares reinvested	—	—	—	—	—	—	—	—
Shares redeemed	(320)	(1,592)	(152)	(500)	(23)	(156)	—	(71)

Net decrease	(221)	(1,111)	(136)	(347)	(23)	(147)	—	(66)

Aggressive Allocation Fund
Shares issued	—	259	10	36	4	11	1	17
Shares reinvested	38	19	9	7	8	5	6	4
Shares redeemed	(67)	(337)	(93)	(313)	(52)	(37)	(70)	(43)

Net decrease.	(29)	(59)	(74)	(270)	(40)	(21)	(63)	(22)

Balanced Allocation Fund
Shares issued	1,758	1,599	143	310	43	25	74	25
Shares reinvested	94	189	10	20	2	4	—	1
Shares redeemed	(1,049)	(3,684)	(126)	(777)	(50)	(134)	(9)	(78)

Net increase (decrease)	803	(1,896)	27	(447)	(5)	(105)	65	(52)

Conservative Allocation Fund
Shares issued	—	282	2	8	—	4	1	6
Shares reinvested	40	28	3	6	5	4	2	3
Shares redeemed	(54)	(126)	(32)	(323)	(51)	(12)	(33)	(55)

Net increase (decrease)	(14)	184	(27)	(309)	(46)	(4)	(30)	(46)

7. Market and Credit Risk

Some countries in which certain of the Equity and Asset Allocation Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by a Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

The Balanced Allocation Fund may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss.

Each Equity and Asset Allocation Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price.

8. Securities Lending

To generate additional income, the Equity and Asset Allocation Funds (excluding International Equity, Aggressive Allocation and Conservative Allocation Funds) may lend their domestic securities pursuant to a securities lending agreement with Union Bank of California (“UBOC”), the domestic securities lending agent. In addition, the International Equity and Balanced Allocation Funds, effective June 27, 2006 and July 11, 2006, respectively, may lend their international securities pursuant to a securities lending agreement with PFPC Trust Co., the international securities lending agent. The Funds may lend up to 50% of the securities in which they are invested requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities loaned. The lending Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral. The domestic lending Funds receive 70% and the international lending Funds receive 75% of the gross income earned comprised of interest received on the collateral net of broker rebates and other expenses incurred by UBOC and PFPC Trust Co., respectively.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the lending Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

9. In Kind Redemptions

During the six months ended November 30, 2006, Large Cap Growth and Large Cap Value Funds distributed securities in lieu of cash for a Class I shareholder redemption. The respective shareholder received a pro-rata portion of Large Cap Growth and Large Cap Value Funds’ investments. The value of the redemptions was as follows:

	Value of the Redemption	Net Realized Gain Included in Redemption	Shares Redeemed
Large Cap Growth Fund	$13,338,901	$381,024	663,627
Large Cap Value Fund	$13,809,240	$678,543	687,027

The net realized gain from these transactions was not taxable to the Funds. Such gains were not distributable to shareholders and were reclassified to paid-in capital. These transactions were executed following guidelines approved by the Board of Trustees.

10. Indemnification

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is immaterial. The Funds expect the risk of loss to be remote pursuant to the contracts.

11. Recent Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This pronouncement provides guidance on the recognition, measurement, classification, and disclosures related to uncertain tax positions, along with any related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, with the Funds required to implement FIN 48 in the NAV calculation by November 30, 2007. The Funds are in the process of evaluating the effect, if any, that the adoption of FIN 48 will have on the financial statements.

In September 2006, the Financial Accounting Standards Board issued FASB Statement No. 157, Fair Value Measurements, (“Statement 157”). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

12. Regulatory Matters

On October 11, 2006 the Adviser was notified that the Pacific Regional Office of the SEC is conducting an examination concerning marketing budget arrangements with entities that provide administrative services to the Trust. NCB and the Adviser are cooperating fully with the SEC in that examination. Due to the preliminary stage of this investigation, the Adviser is not able to predict the outcome of this

Allegiant Equity and Asset Allocation Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2006 (Unaudited)

examination. The Board of Trustees of the Trust has established a committee comprising independent members of the Board of Trustees to monitor this matter on behalf of the Board.

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

The Trust’s Board of Trustees, including all of the independent Trustees, approved the continuation of each of the Advisory Agreements for the Funds covered in this report, pursuant to which Allegiant Asset Management Company (“Adviser”) provides investment advisory services, and the Sub-Advisory Agreement between the Adviser and Polaris Capital Management, Inc. (“Polaris” or “Sub-Adviser”), pursuant to which Polaris provides advisory services to the value component of the International Equity Fund, for an additional one-year period.

In connection with such approvals, the Trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of the Adviser’s and Sub-Adviser’s services, experience and qualifications. Counsel provided the Trustees with a memorandum related to their consideration of the Agreements. The information considered by the Trustees at their meetings, and in supplemental information provided to the Trustees with regard to the Adviser or Sub-Adviser, as applicable, included: (i) the history, organization and client base of the Adviser and Sub-Adviser, (ii) fees under the advisory and sub-advisory agreements and fee waivers for the Funds and, for the Adviser and Sub-Adviser, comparative industry fee and expense data, (iii) any incidental non-monetary benefits realized through the Adviser’s and Sub-Adviser’s relationships with the Funds, (iv) the investment performance of the Funds (or of the Adviser and Sub-Adviser in connection with new funds or agreements), (v) ancillary services provided by the Adviser and Sub-Adviser and their affiliates, (vi) any economies of scale realized by the Adviser, Sub-Adviser and the Funds, and (vii) the Adviser’s and Sub-Adviser’s direct and indirect costs incurred in providing advisory services. The Trustees reviewed additional information concerning the investment philosophy, techniques and strategies employed by the Adviser and Sub-Adviser in managing the Funds and the Adviser’s and Sub-Adviser’s compliance procedures and controls. The Board considered analyses comparing each Fund’s advisory fees and total expenses to averages for the universe of mutual funds for each Fund’s asset class. The Board also considered a report from the Adviser on soft dollar commissions which included information on brokers, the recent fiscal period total commissions paid for each Fund, the various research and other services obtained with soft dollar commissions, and the Adviser’s and Sub-Adviser’s policies for budgeting and allocating soft dollar payments. In addition to this annual review, the Trustees oversee and evaluate the Adviser’s and Sub-Adviser’s services at their quarterly meetings.

After reviewing this information and such other matters as the Trustees considered necessary to the exercise of their reasonable business judgment, the Board and independent Trustees concluded that the compensation payable under the Advisory Agreements and the Sub-Advisory Agreement was fair and equitable with respect to each Fund and approved the continuation of the Advisory Agreements for the Funds and the Polaris Sub-Advisory Agreement.

The Trust’s Board of Trustees, including all of the independent Trustees, also received presentations from representatives of the Adviser and the Sub-Adviser and discussed the written materials that had been provided by the Adviser and the Sub-Adviser with respect to the proposed reapprovals of the Advisory and Sub-Advisory Agreements, as discussed below.

Nature, Extent and Quality of Services Provided by the Adviser and Sub-Adviser

The Board considered the Adviser’s portfolio management services and activities related to portfolio management. The Board reviewed the Adviser’s and Sub-Adviser’s use of technology, research capabilities, and investment management staff. The Board discussed the Adviser’s and Sub-Adviser’s experience and qualifications of the personnel providing services, including the background and experience of the members of the portfolio management teams. Brokerage commissions and trading policies were reviewed, including soft dollar payments, execution, commission payments and electronic trading. The Board’s review included the Adviser’s and Sub-Adviser’s trade allocation practices and criteria used to select brokers, including any soft dollar benefits the Adviser and Sub-Adviser may realize from allocating brokerage transactions in exchange for research. The Board also considered information that disclosed that all trades made on behalf of the Funds, including those in connection with soft dollar commissions, would receive best execution. Senior management of the Adviser discussed the structure and operations of the asset management business of the Adviser. The Board also considered its periodic meetings with the portfolio managers and other employees of the Adviser and Sub-Adviser. The Board reviewed the Adviser’s and Sub-Adviser’s management structure, assets under management and investment philosophies and processes. The Board discussed its relationship with the Adviser, noting that the Adviser communicated well with the Board and was always responsive to the Board’s requests for information. The Board reviewed the profitability reports for the Funds, and discussed the other benefits that may accrue to the Adviser and its affiliates and the Sub-Adviser and affiliates, if any, due to the relationships with the Funds, including any non-monetary benefits accruing to the Adviser and/or its affiliates as a result of the Adviser’s advisory position with the Funds. Among the factors reviewed, the Board considered that the Adviser’s management of the Funds could generate economies of scale as assets increase. The compliance policies and procedures of the Adviser and Sub-Adviser,

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

including interaction by the parties with the Trust’s chief compliance officer and compliance with each Fund’s investment objective and investment restrictions, were reviewed and discussed.

Investment Performance of the Funds

In considering the investment performance of the Adviser and the Sub-Adviser, the Board compared the investment performance of the Adviser and Sub-Adviser to the performance of comparable fund peer groups and benchmark indices and the investment performance of similar accounts or Funds managed by the Adviser and Sub-Adviser, where applicable. The Trustees considered the short- and long-term performance of the Funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The Trustees concluded that the continuation of the Agreements was not an indication that the Trustees did not believe that investment performance of any specific fund might not be improved. The Trustees discussed with the Adviser and Sub-Adviser actions that might be taken to improve performance. The Trustees considered that the Adviser has made changes in its portfolio management personnel and processes to improve long-term performance. The Board also reviewed the Adviser’s proposed investment approach for each Fund, including the Adviser’s and Sub-Adviser’s investment philosophy, policies, techniques and strategies.

Costs of the Services, Profitability and Economies of Scale

The Board reviewed and discussed detailed information concerning revenues received by the Adviser and Sub-Adviser under the agreements and expenses they incurred in managing the Funds. The Board reviewed profitability reports for the Funds presented by the Adviser. The Board discussed the other benefits that may accrue to the Adviser and its affiliates and the Sub-Adviser and its affiliates due to their relationships with the Funds, including research received under soft dollar arrangements. The Board concluded that the profits were reasonable in view of the services provided to the Funds. The Board discussed whether the Funds have benefited from economies of scale and the potential for realization of economies of scale through fee waivers or reimbursement, or through fee and expense reduction, and concluded that the Adviser’s management of the Trust could generate economies of scale.

Fees

The Board reviewed each Fund’s proposed advisory fee structure, each Fund’s total operating expense ratios and the Adviser’s proposed voluntary fee waivers for each Fund. In so doing, the Board examined each Fund’s fees and expenses as compared to its respective comparable fund peer group. Those comparisons aided the Board in evaluating the reasonableness of the investment advisory fees to be paid by each of the Funds. The Board also was provided with information pertaining to fees charged by the Adviser for private accounts managed by it and on the brokerage and research services received by the Adviser in connection with the placement of brokerage transactions for the Funds.

Approval of the Agreements

The Board weighed and balanced the information presented and based its decision on the totality of the circumstances. In addition to meetings specifically devoted to the review of advisory contracts, the Board meets regularly, at least each quarter, and considers matters related to the Trust’s Advisory and Sub-Advisory Agreements including performance, advisory personnel and compliance, among other relevant issues. Based upon the information reviewed and material factors considered, without any one factor being dispositive, or considered in isolation, the Board, including all of the independent Trustees, concluded that the proposed investment advisory fees to be paid by each Fund to the Adviser, including the fees paid to the Sub-Adviser, were reasonable in light of the services to be provided by the Adviser and the Sub-Adviser, that the proposed Advisory and Sub-Advisory Agreements were fair and in the best interests of the Funds and that the Advisory and Sub-Advisory Agreements should be approved.

Allegiant Equity and Asset Allocation Funds

SHAREHOLDER VOTING RESULTS

(Unaudited)

On June 26, 2006, at a special meeting of the Trust (the “Meeting”), the Shareholders of the Funds were asked to (i) elect seven existing Trustees and elect three new Trustees (“Proposal 1”) and (ii) authorize the Adviser, upon approval of the Board of Trustees, to enter into or amend sub-advisory agreements without shareholder approval, subject to receipt of an Exemptive Order from the Securities and Exchange Commission (“Proposal 2”). A majority of the total number of outstanding shares of the Trust entitled to vote was not represented at the Meeting. The Trust’s quorum requirement was therefore not met and the Meeting, with respect to Proposal 1, was adjourned until July 20, 2006. A majority of the total number of outstanding shares of each of the Large Cap Growth Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Focused Value Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, S&P 500 Index Fund and Balanced Allocation Fund entitled to vote was not represented at the Meeting. The quorum requirement of each of the aforementioned Funds was therefore not met and the Meeting, with respect to Proposal 2, for these Funds, was also adjourned until July 20, 2006. A majority of the total number of outstanding shares of each of the International Equity Fund, Large Cap Core Equity Fund, Large Cap Value Fund, Fund, Mid Cap Value Fund, Multi-Factor Mid Cap Growth Fund, Small Cap Core Fund, Small Cap Growth Fund, Aggressive Allocation Fund and Conservative Allocation Fund entitled to vote was represented at the Meeting. Accordingly, the tabulations with respect to Proposal 2 for the aforementioned Funds were recorded. Proposal 2 was not approved by any of the aforementioned Funds. The results of the voting on Proposal 2 on June 26, 2006 were as follows:

	Number of Shares	% of Outstanding Shares	% of Shares Voted
International Equity Fund
Affirmative	324,707	1.667%	2.190%
Against	13,790,966	70.781	93.011
Abstain	3,241	0.016	0.022
Broker Non-Votes	708,344	3.636	4.777

Total	14,827,258	76.100	100.000

Large Cap Core Equity Fund
Affirmative	164,460	0.858	0.919
Against	17,119,915	89.301	95.659
Abstain	2,538	0.013	0.014
Broker Non-Votes	609,915	3.181	3.408

Total	17,896,828	93.353	100.000

Large Cap Value Fund
Affirmative	603,931	1.763	1.901
Against	28,522,455	83.243	89.790
Abstain	29,968	0.088	0.094
Broker Non-Votes	2,609,529	7.616	8.215

Total	31,765,883	92.710	100.000

Mid Cap Value Fund
Affirmative	362,149	4.632	4.841
Against	6,157,293	78.753	82.310
Abstain	32,823	0.420	0.439
Broker Non-Votes	928,321	11.874	12.410

Total	7,480,586	95.679	100.000

Multi-Factor Mid Cap Growth Fund
Affirmative	502,086	11.197	17.402
Against	906,553	20.216	31.420
Abstain	12,434	0.277	0.431
Broker Non-Votes	1,464,154	32.651	50.747

Total	2,885,227	64.341	100.000

Small Cap Core Fund
Affirmative	58,006	0.327	0.335
Against	16,925,010	95.328	97.871
Abstain	190	0.001	0.001
Broker Non-Votes	310,023	1.746	1.793

Total	17,293,229	97.402	100.000

Allegiant Equity and Asset Allocation Funds

SHAREHOLDER VOTING RESULTS

(Unaudited)

	Number of Shares	% of Outstanding Shares	% of Shares Voted
Small Cap Growth Fund
Affirmative	277,439	6.583	11.503
Against	865,393	20.534	35.879
Abstain	14,411	0.342	0.598
Broker Non-Votes	1,254,697	29.771	52.020

Total	2,411,940	57.230	100.000

Aggressive Allocation Fund
Affirmative	301,885	30.125	47.225
Against	73,006	7.285	11.421
Abstain	0	0.000	0.000
Broker Non-Votes	264,355	26.380	41.354

Total	639,246	63.790	100.000

Conservative Allocation Fund
Affirmative	311,670	33.170	56.218
Against	61,285	6.522	11.054
Abstain	977	0.104	0.177
Broker Non-Votes	180,465	19.206	32.552

Total	554,397	59.002	100.000

The Meeting was reconvened on Thursday, July 20, 2006 and the Shareholders of the Trust elected seven existing Trustees and three new Trustees. The results of the voting on Proposal 1 were as follows:

	Number of Shares	% of Outstanding Shares	% of Shares Voted
John G. Breen
Affirmative	2,924,890,601	52.973%	99.242%
Withhold	22,326,722	0.405	0.758

Total	2,947,217,323	53.378	100.000

John F. Durkott
Affirmative	2,924,873,882	52.973	99.242
Withhold	22,343,441	0.405	0.758

Total	2,947,217,323	53.378	100.000

Richard W. Furst
Affirmative	2,924,871,702	52.973	99.242
Withhold	22,345,621	0.405	0.758

Total	2,947,217,323	53.378	100.000

Gerald L. Gherlein
Affirmative	2,924,871,613	52.973	99.242
Withhold	22,345,710	0.405	0.758

Total	2,947,217,323	53.378	100.000

Dale C. LaPorte
Affirmative	2,924,871,963	52.973	99.242
Withhold	22,345,360	0.405	0.758

Total	2,947,217,323	53.378	100.000

Robert D. Neary
Affirmative	2,924,849,649	52.972	99.241
Withhold	22,367,674	0.406	0.759

Total	2,947,217,323	53.378	100.000

Kathleen A. Obert
Affirmative	2,924,863,922	52.973	99.242
Withhold	22,353,401	0.405	0.758

Total	2,947,217,323	53.378	100.000

Timothy L. Swanson
Affirmative	2,924,877,625	52.973	99.242
Withhold	22,339,698	0.405	0.758

Total	2,947,217,323	53.378	100.000

	Number of Shares	% of Outstanding Shares	% of Shares Voted
Kelley J. Brennan
Affirmative	2,924,896,310	52.973	99.243
Withhold	22,321,013	0.405	0.757

Total	2,947,217,323	53.378	100.000

Dorothy A. Berry
Affirmative	2,924,880,972	52.973	99.242
Withhold	22,336,351	0.405	0.758

Total	2,947,217,323	53.378	100.000

At the Meeting, Proposal 2 was tabled. The Adviser intends to further review Proposal 2.

Proxy Voting

(Unaudited)

A description of the policies and procedures that Allegiant Funds uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how Allegiant Funds voted proxies during the most recent 12-month period ending June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Fund’s website at www.allegiantfunds.com, or the SEC’s website at http://www.sec.gov.

Quarterly Schedules of Investments

(Unaudited)

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-622-FUND(3863), visiting the Trust’s website at www.allegiantfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Investment Advisor

Allegiant Asset Management Company

200 Public Square, 5th Floor

Cleveland, Ohio 44114

Distributor

Professional Funds Distributor, LLC

760 Moore Road

King of Prussia, Pennsylvania 19406

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, Pennsylvania 19103-6996

Custodian

PFPC Trust Company

8100 Tinicum Boulevard, 4th Floor

Philadelphia, Pennsylvania 19153

760 Moore Road

King of Prussia, PA 19406

INVESTMENT ADVISER:

Allegiant Asset Management Company

200 Public Square, 5th Floor

Cleveland, OH 44114

ALL-SA-002-1206

SEMI-ANNUAL REPORT
November 30, 2006
(Unaudited)

FIXED INCOME FUNDS
TAX EXEMPT BOND FUNDS

Allegiant
AllegiantFunds.com

The Discipline of Investing, a Commitment to Results

SEMI-ANNUAL REPORT

November 30, 2006

(Unaudited)

FIXED INCOME FUNDS

TAX EXEMPT BOND FUNDS

The Discipline of Investing, a Commitment to Results

ALLEGIANT FIXED INCOME AND TAX EXEMPT BOND FUNDS

SEMI - ANNUAL REPORT

FIXED INCOME FUNDS

Bond Fund

Government Mortgage Fund

Intermediate Bond Fund

Limited Maturity Bond Fund

Total Return Advantage Fund

Ultra Short Bond Fund

TAX EXEMPT BOND FUNDS

Intermediate Tax Exempt Bond Fund

Michigan Intermediate Municipal Bond Fund

Ohio Intermediate Tax Exempt Bond Fund

Pennsylvania Intermediate Municipal Bond Fund

EQUITY FUNDS

International Equity Fund

Large Cap Core Equity Fund

Large Cap Growth Fund

Large Cap Value Fund

Mid Cap Value Fund

Multi-Factor Mid Cap Growth Fund

    (formerly Mid Cap Growth Fund)

Multi-Factor Small Cap Core Fund

Multi-Factor Small Cap Focused Value Fund

Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund

S&P 500® Index Fund

Small Cap Core Fund

Small Cap Growth Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund

(liquidated on 12/14/06)

Balanced Allocation Fund

Conservative Allocation Fund

(liquidated on 12/14/06)

MONEY MARKET FUNDS

Government Money Market Fund

Money Market Fund

Ohio Municipal Money Market Fund

Pennsylvania Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

Treasury Money Market Fund

	Financial Highlights	Statements of Net Assets
Bond Fund	7	15
Government Mortgage Fund	8	19
Intermediate Bond Fund	9	21
Limited Maturity Bond Fund	9	24
Total Return Advantage Fund	10	27
Ultra Short Bond Fund	10	31
Intermediate Tax Exempt Bond Fund	11	33
Michigan Intermediate Municipal Bond Fund	12	37
Ohio Intermediate Tax Exempt Bond Fund	13	40
Pennsylvania Intermediate Municipal Bond Fund	14	45

Statements of Operations		46
Statements of Changes in Net Assets		49
Notes to Financial Statements		53
Trustees Review and Approval of Advisory Agreements		64
Shareholder Voting Results		66

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges, and expenses of the Allegiant Fixed Income and Tax Exempt Bond Funds (the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at www.allegiantfunds.com. Please read it carefully before investing.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at www.allegiantfunds.com.

Allegiant Asset Management Company (“Adviser”) serves as investment adviser to the Funds, for which it receives an investment advisory fee. The Funds are distributed by Professional Funds Distributor, LLC (“PFD”), 760 Moore Road, King of Prussia, PA 19406. PFD is not affiliated with the Adviser and is not a bank.

Allegiant Fixed Income and Tax Exempt Bond Funds

CHAIRMAN’S MESSAGE

JANUARY 2007

Dear Shareholders:

We are pleased to provide you with important semi-annual information about Allegiant Funds, as well as a review of the financial markets and the events shaping the global markets. During the six month period, total assets of the Allegiant Funds increased by $409 million to $10.9 billion due primarily to money market fund inflows.

Allegiant Funds is committed to attaining competitive performance and offering a broad range of investment styles. With the start of a new year, it is a good time for investors to critically evaluate their investment portfolios and overall diversification mix. We encourage our shareholders to review the information included in this semi-annual report as a part of the process. For your convenience, this report, performance updates and commentaries from the portfolio management teams, as well as e-delivery options, are all available at www.allegiantfunds.com. We welcome you to utilize these services to assist you in the decision making process.

If you have any questions regarding Allegiant Funds, please contact your investment professional or call Investor Services at 1-800-622-FUND (3863). Thank you for your continued confidence in Allegiant Funds and we look forward to serving your investment needs in the year ahead. Best wishes for a happy, healthy and prosperous New Year.

Sincerely,

Robert D. Neary

Chairman

1

Allegiant Fixed Income and Tax Exempt Bond Funds

REPORT FROM ALLEGIANT ASSET MANAGEMENT COMPANY

“...the Fed adjourned for the first time in more than two years without pushing their interest rate target higher...”

The past year has brought many changes, not only for the industry, but for Allegiant Asset Management as well. As we mentioned in our May letter, we continue our transformation as a firm with refinements to our investment processes, the retention of talented professionals and our ongoing focus on delivering competitive products to our shareholders. While still early, we are seeing improvements in relative performance and the creation of consistent, long-term track records across the major asset classes and styles. As the investment management industry continues to change, so will we as a firm, utilizing our capabilities to stay on the forefront of the business by offering new products, innovative strategies, and prudent risk management techniques.

Economic and Market Overview

From an economic perspective, the dominant headlines over the last six months have been the Federal Reserve Board (“Fed”), housing, and inflation. To keep core inflation within their desired range of 2%, the Fed gradually raised the Fed Funds target to 5.25%. The Fed pushed monetary policy beyond neutral to slightly restrictive in the hope that a tighter monetary environment would slowly deflate the housing market, which some believed was overextended. When the Fed met on August 8, 2006, they adjourned for the first time in more than two years without pushing their interest rate target higher. Within weeks of the Fed’s pause at 5.25%, most of the major gauges of inflation began to decline.

One major force behind the housing boom was inexpensive financing, brought on by the Fed itself, with a 1% Fed Funds target rate that greatly increased housing affordability. With the rate increases of the last two years, it appears the housing market is beginning to slow moderately, minimally affecting other related sectors of the economy. Looking forward to 2007, we believe that housing still poses the single greatest risk to the financials market and the economy.

Housing was not the only source of inflation in the economy as the threat of increasing prices also was fueled by rising energy costs. Some of the sharp increase in energy prices was due to strong global economic growth. This was compounded by the destruction caused by a record hurricane season in 2005. Energy prices peaked in the summer of 2006, as peak driving months, hurricane season and the Israel-Lebanon crisis in the Middle East occurred simultaneously. Fortunately, the 2006 hurricane season proved uneventful and Israel and Lebanon ceased military operations. Thereafter, oil prices fell sharply and most measures of headline inflation followed suit.

The downside to the Fed’s battle against inflation has been the impact on economic growth. Second quarter GDP growth was 2.6% and third quarter was 2.2% which were both slower than earlier levels but still positive. The slowdown was principally attributed to the housing sector. However, many analysts and economists believe housing will continue to deteriorate and lead to further declines in GDP growth.

Commentary provided by Allegiant Asset Management Company	The U.S. dollar has fallen approximately 11% versus the euro, 3% versus the yen, and 13% versus the pound over the last year, as a result of growing budget and trade deficits as well as growing expectations that the Fed would lower their interest rate target. Furthermore, slower U.S. growth and the diversification of dollar reserves by foreign central banks (specifically China) also contributed to the sell off. However, dollar weakness should be beneficial in lowering the trade deficit as it increases the attractiveness of dollar-denominated goods abroad.

2

Equity Markets	“...fixed income investors are anticipating that the Fed will move to a less restrictive stance in order to engineer the desired soft landing...”

Despite economic headwinds, corporate earnings continued to deliver double-digit quarterly earnings’ growth and the welcome news that the Fed might be finished raising interest rates caused a sharp market rally. The Dow Jones Industrial Average celebrated the Fed’s pause by moving steadily higher, reaching historical highs in November as other major indices followed suit. While the markets were fond of earnings growth, they seemed to like the prospect of steady — or perhaps even falling — interest rates even more.

According to market watchers, 2006 was expected to be the year that growth beat value and large caps beat small caps reversing years of lagging. Investors, however, continued to reward value-oriented companies, specifically oil, utilities, and consumer stocks. Small cap stocks continued strong earnings growth as reported by the Russell 2000® index, and returned 18.37% for the year. This trumped large caps as reported by the Russell 1000® index, which ended the year at a 15.46% gain.

Bond Markets

As the Fed continued to raise rates higher in both May and June to the current level of 5.25%, the bond markets moved up in step, with the 10-year Treasury yielding 5.136% on June 30. As previously noted, in August, the Fed left the target on the Fed Funds unchanged for the first time in over two years. Subsequently, the bond yields declined and as of November 30, the 10-year Treasury yield had declined to 4.458%.

The conundrum for the bond markets has been the inverted yield curve where short term rates are higher than longer term rates. Historically, an inverted yield curve is a reliable predictor of economic slowdown or recession as longer term interest rates adjust to factor in expectations that the Fed may soon lower rates to revive the economy. If interpreted this way, bond investors appear to be economically bearish going into next year due to the deflating housing bubble and subsequent retrenchment in consumer spending. Hence, fixed income investors are anticipating that the Fed will move to a less restrictive stance by lowering the Fed Funds target in order to engineer the desired soft landing. This differs markedly from the optimistic outlook of the equity markets, which continued to reward lower quality, smaller companies.

Looking Ahead

Going into 2007, investors should focus on three critical factors: the housing market, international growth and the yield curve. If the worst in the housing slowdown is past, the economy may grow at slower, but still strong, levels. If housing continues to slow, the U.S. economy may dip into recession. International growth should continue to be strong and this will benefit U.S. companies, perhaps picking up the slack of a slowing domestic marketplace. An inverted yield curve for an extended period of time increases the chances of a recession and is something that should warrant investors’ attention. However, as the next economic cycle emerges, patience and a solid asset allocation strategy may be keys to success for investors.

3

Allegiant Fixed Income and Tax Exempt Bond Funds

SUMMARY OF PORTFOLIO HOLDINGS

The tables below present portfolio holdings as a percentage of total investments before collateral for loaned securities for each of the Allegiant Fixed Income and Tax Exempt Bond Funds as of November 30, 2006.

Bond Fund

U.S. Treasury Notes	26.7%
Federal National Mortgage Association	26.5
Corporate Bonds	11.1
Asset Backed Securities	10.0
Collateralized Mortgage Obligations	9.2
U.S. Treasury Bonds	6.5
Federal Home Loan Bank	3.3
Federal Farm Credit Bank	2.2
Affiliated Money Market Fund	1.7
Commercial Paper	1.7
Government National Mortgage Association	0.8
Federal Home Loan Mortgage Corporation	0.3

100.0%

Government Mortgage Fund

Federal National Mortgage Association	60.2%
Commercial Paper	11.3
Federal Home Loan Mortgage Corporation	4.8
Government National Mortgage Association	4.4
Collateralized Mortgage Obligations	4.0
Asset Backed Securities	3.5
U.S. Treasury Note	3.4
Federal Farm Credit Bank	3.0
Federal Home Loan Bank	3.0
Affiliated Money Market Fund	2.4

100.0%

Intermediate Bond Fund

U.S. Treasury Notes	51.0%
Corporate Bonds	20.0
Collateralized Mortgage Obligations	11.5
Asset Backed Securities	7.8
Federal Home Loan Bank	4.2
Federal National Mortgage Association	2.7
Affiliated Money Market Fund	2.1
Federal Home Loan Mortgage Corporation	0.7

100.0%

Limited Maturity Bond Fund

Collateralized Mortgage Obligations	23.0%
Asset Backed Securities	22.3
U.S. Treasury Notes	22.2
Corporate Bonds	16.4
Federal National Mortgage Association	10.7
Federal Home Loan Mortgage Corporation	4.4
Affiliated Money Market Fund	1.0

100.0%

Total Return Advantage Fund

U.S. Treasury Notes	44.2%
Corporate Bonds	17.2
Collateralized Mortgage Obligations	10.9
Federal National Mortgage Association	9.1
U.S. Treasury Bonds	7.6
Asset Backed Securities	4.8
Federal Home Loan Bank	4.0
Affiliated Money Market Fund	2.2

100.0%

Ultra Short Bond Fund

Asset Backed Securities	25.3%
Collateralized Mortgage Obligations	24.5
U.S. Treasury Notes	20.5
Federal National Mortgage Association	12.6
Corporate Bonds	9.3
Federal Home Loan Mortgage Corporation	6.5
Affiliated Money Market Fund	1.3

100.0%

	Intermediate Tax Exempt Bond Fund	Michigan Intermediate Municipal Bond Fund	Ohio Intermediate Tax Exempt Bond Fund	Pennsylvania Intermediate Municipal Bond Fund
General Obligations	48.3%	66.2%	67.4%	58.5%
Agency Obligations	39.8	17.5	19.8	30.5
Utility Bonds	9.6	—	7.0	4.9
Prerefunded & Escrowed to Maturity Bonds	2.0	3.1	—	2.3
Affiliated Money Market Funds	0.3	—	0.2	0.2
Non-affiliated Money Markets	—	0.1	—	—
Revenue Bonds	—	—	2.3	—
Hospital Bonds	—	13.1	2.5	1.1
Transportation Bonds	—	—	0.8	2.5

	100.0%	100.0%	100.0%	100.0%

4

Allegiant Fixed Income Funds and Tax Exempt Bond Funds

EXPENSE TABLES

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided on the following pages are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2006 to November 30, 2006).	The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which is described in the Prospectus. If these transactional costs were included, your costs would be higher.
The Expense Table that appears for your Fund below illustrates your Fund’s costs in two ways.

•     Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

•     Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 6/1/06	Ending Account Value 11/30/06	Annualized Expense Ratio	Expenses Paid During Period*
Bond Fund
Actual
Class I	$1,000.00	$1,056.35	0.60%	$3.09
Class A	1,000.00	1,054.96	0.85	4.38
Class B	1,000.00	1,051.20	1.58	8.12
Class C	1,000.00	1,051.21	1.58	8.12
Hypothetical**
Class I	1,000.00	1,022.06	0.60	3.04
Class A	1,000.00	1,020.81	0.85	4.31
Class B	1,000.00	1,017.15	1.58	7.99
Class C	1,000.00	1,017.15	1.58	7.99

Government Mortgage Fund
Actual
Class I	$1,000.00	$1,055.55	0.58%	$2.99
Class A	1,000.00	1,053.10	0.83	4.27
Class B	1,000.00	1,050.54	1.56	8.02
Class C	1,000.00	1,049.32	1.56	8.01
Hypothetical**
Class I	1,000.00	1,022.16	0.58	2.94
Class A	1,000.00	1,020.91	0.83	4.20
Class B	1,000.00	1,017.25	1.56	7.89
Class C	1,000.00	1,017.25	1.56	7.89

Intermediate Bond Fund
Actual
Class I	$1,000.00	$1,045.79	0.55%	$2.82
Class A	1,000.00	1,044.44	0.80	4.10
Class B	1,000.00	1,040.64	1.53	7.83
Class C	1,000.00	1,040.59	1.53	7.83
Hypothetical**
Class I	1,000.00	1,022.31	0.55	2.79
Class A	1,000.00	1,021.06	0.80	4.05
Class B	1,000.00	1,017.40	1.53	7.74
Class C	1,000.00	1,017.40	1.53	7.74

Limited Maturity Bond Fund
Actual
Class I	$1,000.00	$1,032.19	0.51%	$2.60
Class A	1,000.00	1,030.86	0.76	3.87
Class B	1,000.00	1,027.12	1.49	7.57
Class C	1,000.00	1,027.11	1.49	7.57
Hypothetical**
Class I	1,000.00	1,022.51	0.51	2.59
Class A	1,000.00	1,021.26	0.76	3.85
Class B	1,000.00	1,017.60	1.49	7.54
Class C	1,00000	1,017.60	1.49	7.54

Total Return Advantage Fund
Actual
Class I	$1,000.00	$1,057.09	0.56%	$2.89
Class A	1,000.00	1,054.69	0.81	4.17
Class B	1,000.00	1,050.79	1.54	7.92
Class C	1,000.00	1,051.88	1.54	7.92
Hypothetical**
Class I	1,000.00	1,022.26	0.56	2.84
Class A	1,000.00	1,021.01	0.81	4.10
Class B	1,000.00	1,017.35	1.54	7.79
Class C	1,000.00	1,017.35	1.54	7.79

Ultra Short Bond Fund
Actual
Class I	$1,000.00	$1,026.69	0.36%	$1.83
Class A	1,000.00	1,025.41	0.61	3.10
Hypothetical**
Class I	1,000.00	1,023.26	0.36	1.83
Class A	1,000.00	1,022.01	0.61	3.09

*	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.
**	Assumes annual return of 5% before expenses.

5

Allegiant Fixed Income Funds and Tax Exempt Bond Funds

EXPENSE TABLES

	Beginning Account Value 6/1/06	Ending Account Value 11/30/06	Annualized Expense Ratio	Expenses Paid During Period*
Intermediate Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$1,037.74	0.57%	$2.91
Class A	1,000.00	1,036.41	0.82	4.19
Class B	1,000.00	1,036.67	1.55	7.91
Class C	1,000.00	1,032.70	1.55	7.90
Hypothetical**
Class I	1,000.00	1,022.21	0.57	2.89
Class A	1,000.00	1,020.96	0.82	4.15
Class B	1,000.00	1,017.30	1.55	7.84
Class C	1,000.00	1,017.30	1.55	7.84

Michigan Intermediate Municipal Bond Fund
Actual
Class I	$1,000.00	$1,035.46	0.57%	$2.91
Class A	1,000.00	1,035.16	0.82	4.18
Class B	1,000.00	1,031.42	1.55	7.89
Class C	1,000.00	1,031.47	1.55	7.89
Hypothetical
Class I	1,000.00	1,022.21	0.57	2.89
Class A	1,000.00	1,020.96	0.82	4.15
Class B	1,000.00	1,017.30	1.55	7.84
Class C	1,000.00	1,017.30	1.55	7.84

Ohio Intermediate Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$1,038.24	0.57%	$2.91
Class A	1,000.00	1,036.06	0.82	4.19
Class B	1,000.00	1,033.32	1.55	7.90
Class C	1,000.00	1,033.30	1.55	7.90
Hypothetical**
Class I	1,000.00	1,022.21	0.57	2.89
Class A	1,000.00	1,020.96	0.82	4.15
Class B	1,000.00	1,017.30	1.55	7.84
Class C	1,000.00	1,017.30	1.55	7.84

Pennsylvania Intermediate Municipal Bond Fund
Actual
Class I	$1,000.00	$1,038.70	0.58%	$2.96
Class A	1,000.00	1,037.35	0.83	4.24
Class C	1,000.00	1,032.61	1.56	7.95
Hypothetical**
Class I	1,000.00	1,022.16	0.58	2.94
Class A	1,000.00	1,020.91	0.83	4.20
Class C	1,000.00	1,017.25	1.56	7.89

*	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.
**	Assumes annual return of 5% before expenses.

6

Allegiant Fixed Income Funds FINANCIAL HIGHLIGHTS	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2006 (Unaudited) and For the Years Ended May 31, unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate(2)
BOND FUND
CLASS I
2006*	$9.71	$0.23	$0.31	$(0.22)	$—	$10.03	5.64%	$350,296	0.60%	4.72%	0.70%	4.62%	178%
2006	10.22	0.43	(0.50)	(0.44)	—	9.71	(0.74)	359,501	0.67	4.29	0.74	4.22	447
2005	9.98	0.41	0.25	(0.42)	—	10.22	6.69	374,907	0.76	3.99	0.76	3.99	515
2004	10.44	0.39	(0.45)	(0.40)	—	9.98	(0.62)	415,151	0.74	3.86	0.74	3.86	338
2003	9.86	0.48	0.56	(0.46)	—	10.44	10.74	617,012	0.71	4.73	0.71	4.73	213
2002	9.71	0.56	0.14	(0.55)	—	9.86	7.40	798,688	0.71	5.70	0.71	5.70	98
CLASS A
2006*	$9.73	$0.22	$0.31	$(0.21)	$—	$10.05	5.50%	$7,055	0.85%	4.47%	0.95%	4.37%	178%
2006	10.25	0.40	(0.51)	(0.41)	—	9.73	(1.07)	7,519	0.92	4.04	0.99	3.97	447
2005	10.00	0.38	0.26	(0.39)	—	10.25	6.52	10,908	1.01	3.74	1.01	3.74	515
2004	10.47	0.37	(0.47)	(0.37)	—	10.00	(0.96)	11,193	0.99	3.61	0.99	3.61	338
2003	9.88	0.46	0.56	(0.43)	—	10.47	10.57	14,985	0.96	4.48	0.96	4.48	213
2002	9.73	0.54	0.14	(0.53)	—	9.88	7.13	9,530	0.96	5.45	0.96	5.45	98
CLASS B
2006*	$9.72	$0.18	$0.31	$(0.17)	$—	$10.04	5.12%	$676	1.58%	3.74%	1.68%	3.64%	178%
2006	10.23	0.33	(0.50)	(0.34)	—	9.72	(1.67)	717	1.62	3.34	1.69	3.27	447
2005	9.99	0.31	0.25	(0.32)	—	10.23	5.68	934	1.71	3.04	1.71	3.04	515
2004	10.45	0.30	(0.46)	(0.30)	—	9.99	(1.56)	1,491	1.69	2.91	1.69	2.91	338
2003	9.87	0.38	0.56	(0.36)	—	10.45	9.70	2,095	1.67	3.77	1.67	3.77	213
2002	9.72	0.47	0.14	(0.46)	—	9.87	6.39	2,133	1.67	4.74	1.67	4.74	98
CLASS C
2006*	$9.71	$0.18	$0.31	$(0.17)	$—	$10.03	5.12%	$181	1.58%	3.74%	1.68%	3.64%	178%
2006	10.22	0.33	(0.50)	(0.34)	—	9.71	(1.68)	184	1.62	3.34	1.69	3.27	447
2005	9.98	0.31	0.25	(0.32)	—	10.22	5.68	279	1.71	3.04	1.71	3.04	515
2004	10.44	0.30	(0.46)	(0.30)	—	9.98	(1.56)	327	1.69	2.91	1.69	2.91	338
2003	9.86	0.38	0.56	(0.36)	—	10.44	9.70	403	1.67	3.77	1.67	3.77	213
2002	9.71	0.45	0.16	(0.46)	—	9.86	6.39	150	1.67	4.74	1.67	4.74	98

†	Total return excludes sales charge.
*	For the six months ended November 30, 2006. All ratios for the period have been annualized. Total return for the period has not been annualized.
(1)	Per share data calculated using average shares outstanding method.
(2)	Due to its investment strategy, Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

7

Allegiant Fixed Income Funds FINANCIAL HIGHLIGHTS	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2006 (Unaudited) and For the Years Ended May 31, unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate(2)
GOVERNMENT MORTGAGE FUND
CLASS I
2006*	$8.90	$0.23	$0.26	$(0.23)	$—	$9.16	5.56%	$251,739	0.58%	5.06%	0.73%	4.91%	217%
2006	9.34	0.43	(0.42)	(0.45)	—	8.90	0.08	245,162	0.64	4.70	0.79	4.55	593
2005	9.23	0.41	0.15	(0.45)	—	9.34	6.18	239,724	0.67	4.44	0.82	4.29	753
2004	9.58	0.37	(0.32)	(0.40)	—	9.23	0.63	244,380	0.69	4.09	0.78	4.00	380
2003	9.45	0.39	0.19	(0.45)	—	9.58	6.15	190,678	0.77	4.09	0.77	4.09	364
2002	9.22	0.50	0.22	(0.49)	—	9.45	7.94	185,755	0.76	5.29	0.76	5.29	219
CLASS A
2006*	$8.90	$0.22	$0.25	$(0.22)	$—	$9.15	5.31%	$15,548	0.83%	4.81%	0.98%	4.66%	217%
2006	9.33	0.41	(0.42)	(0.42)	—	8.90	(0.07)	16,160	0.89	4.45	1.04	4.30	593
2005	9.23	0.39	0.14	(0.43)	—	9.33	5.81	21,300	0.92	4.19	1.07	4.04	753
2004	9.57	0.35	(0.31)	(0.38)	—	9.23	0.38	17,184	0.94	3.84	1.03	3.75	380
2003	9.45	0.37	0.18	(0.43)	—	9.57	5.89	18,067	1.02	3.84	1.02	3.84	364
2002	9.22	0.47	0.22	(0.46)	—	9.45	7.67	13,387	1.01	5.04	1.01	5.04	219
CLASS B
2006*	$8.87	$0.18	$0.26	$(0.18)	$—	$9.13	5.05%	$3,440	1.56%	4.08%	1.71%	3.93%	217%
2006	9.31	0.34	(0.42)	(0.36)	—	8.87	(0.88)	3,725	1.59	3.75	1.74	3.60	593
2005	9.20	0.33	0.14	(0.36)	—	9.31	5.19	5,006	1.62	3.49	1.77	3.34	753
2004	9.55	0.28	(0.32)	(0.31)	—	9.20	(0.32)	6,729	1.64	3.14	1.73	3.05	380
2003	9.42	0.30	0.19	(0.36)	—	9.55	5.14	7,330	1.73	3.13	1.73	3.13	364
2002	9.19	0.41	0.22	(0.40)	—	9.42	6.93	6,801	1.72	4.33	1.72	4.33	219
CLASS C
2006*	$8.89	$0.18	$0.25	$(0.18)	$—	$9.14	4.93%	$1,811	1.56%	4.08%	1.71%	3.93%	217%
2006	9.32	0.34	(0.41)	(0.36)	—	8.89	(0.76)	2,055	1.59	3.75	1.74	3.60	593
2005	9.22	0.32	0.14	(0.36)	—	9.32	5.07	2,095	1.62	3.49	1.77	3.34	753
2004	9.56	0.28	(0.31)	(0.31)	—	9.22	(0.21)	2,344	1.64	3.14	1.73	3.05	380
2003	9.43	0.30	0.19	(0.36)	—	9.56	5.15	1,246	1.73	3.13	1.73	3.13	364
2002	9.20	0.41	0.22	(0.40)	—	9.43	6.93	752	1.72	4.33	1.72	4.33	219

†	Total return excludes sales charge.
*	For the six months ended November 30, 2006. All ratios for the period have been annualized. Total return for the period has not been annualized.
(1)	Per share data calculated using average shares outstanding method.
(2)	Due to their investment strategy, Government Mortgage Fund and Intermediate Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

8

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate(2)
INTERMEDIATE BOND FUND
CLASS I
2006*	$10.34	$0.23	$0.24	$(0.22)	$—	$10.59	4.58%	$368,721	0.55%	4.41%	0.70%	4.26%	112%
2006	10.78	0.42	(0.44)	(0.42)	—	10.34	(0.18)	404,812	0.59	3.99	0.74	3.84	285
2005	10.69	0.37	0.09	(0.37)	—	10.78	4.38	461,620	0.60	3.43	0.75	3.28	280
2004	11.09	0.37	(0.40)	(0.37)	—	10.69	(0.26)	439,369	0.59	3.40	0.74	3.25	164
2003	10.40	0.43	0.69	(0.43)	—	11.09	11.00	418,964	0.58	4.01	0.73	3.86	129
2002	10.24	0.55	0.16	(0.55)	—	10.40	7.05	346,788	0.57	5.27	0.72	5.12	141
CLASS A
2006*	$10.36	$0.22	$0.24	$(0.21)	$—	$10.61	4.44%	$8,986	0.80%	4.16%	0.95%	4.01%	112%
2006	10.80	0.40	(0.44)	(0.40)	—	10.36	(0.42)	10,642	0.84	3.74	0.99	3.59	285
2005	10.70	0.34	0.11	(0.35)	—	10.80	4.21	14,108	0.85	3.18	1.00	3.03	280
2004	11.11	0.34	(0.41)	(0.34)	—	10.70	(0.60)	13,662	0.84	3.15	0.99	3.00	164
2003	10.42	0.41	0.69	(0.41)	—	11.11	10.71	11,250	0.83	3.76	0.98	3.61	129
2002	10.26	0.52	0.16	(0.52)	—	10.42	6.78	8,926	0.82	5.02	0.97	4.87	141
CLASS B
2006*	$10.37	$0.18	$0.24	$(0.17)	$—	$10.62	4.06%	$5,038	1.53%	3.43%	1.68%	3.28%	112%
2006	10.80	0.32	(0.43)	(0.32)	—	10.37	(1.01)	5,080	1.54	3.04	1.69	2.89	285
2005	10.71	0.27	0.09	(0.27)	—	10.80	3.39	6,471	1.55	2.48	1.70	2.33	280
2004	11.11	0.27	(0.40)	(0.27)	—	10.71	(1.19)	7,379	1.54	2.45	1.69	2.30	164
2003	10.42	0.33	0.69	(0.33)	—	11.11	9.94	4,245	1.54	3.05	1.69	2.90	129
2002	10.26	0.45	0.16	(0.45)	—	10.42	6.03	1,445	1.53	4.31	1.68	4.16	141
CLASS C
2006*	$10.39	$0.18	$0.24	$(0.17)	$—	$10.64	4.06%	$391	1.53%	3.43%	1.68%	3.28%	112%
2006	10.82	0.32	(0.43)	(0.32)	—	10.39	(1.01)	441	1.54	3.04	1.69	2.89	285
2005	10.73	0.27	0.09	(0.27)	—	10.82	3.39	442	1.55	2.48	1.70	2.33	280
2004	11.13	0.27	(0.40)	(0.27)	—	10.73	(1.19)	525	1.54	2.45	1.69	2.30	164
2003	10.44	0.33	0.69	(0.33)	—	11.13	9.93	654	1.54	3.05	1.69	2.90	129
2002	10.28	0.44	0.17	(0.45)	—	10.44	6.03	413	1.53	4.31	1.68	4.16	141

LIMITED MATURITY BOND FUND
CLASS I
2006*	$9.70	$0.18	$0.13	$(0.20)	$—	$9.81	3.22%	$159,864	0.51%	3.58%	0.61%	3.48%	58%
2006	9.85	0.32	(0.13)	(0.34)	—	9.70	1.96	171,192	0.56	3.25	0.66	3.15	115
2005	9.95	0.25	(0.07)	(0.28)	—	9.85	1.85	212,573	0.55	2.47	0.65	2.37	132
2004	10.17	0.26	(0.20)	(0.28)	—	9.95	0.45	306,914	0.54	2.58	0.64	2.48	136
2003	9.97	0.32	0.22	(0.34)	—	10.17	5.58	308,986	0.54	3.17	0.64	3.07	117
2002	9.87	0.49	0.10	(0.49)	—	9.97	6.09	213,322	0.53	4.89	0.63	4.79	110
CLASS A
2006*	$9.73	$0.16	$0.14	$(0.19)	$—	$9.84	3.09%	$3,834	0.76%	3.33%	0.86%	3.23%	58%
2006	9.88	0.29	(0.12)	(0.32)	—	9.73	1.71	4,764	0.81	3.00	0.91	2.90	115
2005	9.98	0.22	(0.06)	(0.26)	—	9.88	1.60	6,798	0.80	2.22	0.90	2.12	132
2004	10.20	0.24	(0.21)	(0.25)	—	9.98	0.30	7,809	0.79	2.33	0.89	2.23	136
2003	10.00	0.30	0.21	(0.31)	—	10.20	5.21	11,369	0.79	2.92	0.89	2.82	117
2002	9.90	0.47	0.10	(0.47)	—	10.00	5.87	7,039	0.73	4.69	0.83	4.59	110
CLASS B
2006*	$9.73	$0.13	$0.13	$(0.15)	$—	$9.84	2.71%	$691	1.49%	2.60%	1.59%	2.50%	58%
2006	9.88	0.23	(0.13)	(0.25)	—	9.73	1.00	832	1.51	2.30	1.61	2.20	115
2005	9.98	0.15	(0.06)	(0.19)	—	9.88	0.90	1,187	1.50	1.52	1.60	1.42	132
2004	10.20	0.16	(0.20)	(0.18)	—	9.98	(0.39)	1,477	1.49	1.63	1.59	1.53	136
2003	10.00	0.23	0.21	(0.24)	—	10.20	4.47	1,721	1.50	2.21	1.60	2.11	117
2002	9.90	0.39	0.11	(0.40)	—	10.00	5.07	1,329	1.49	3.93	1.59	3.83	110
CLASS C
2006*	$9.73	$0.13	$0.13	$(0.15)	$—	$9.84	2.71%	$498	1.49%	2.60%	1.59%	2.50%	58%
2006	9.88	0.23	(0.13)	(0.25)	—	9.73	1.00	517	1.51	2.30	1.61	2.20	115
2005	9.98	0.15	(0.06)	(0.19)	—	9.88	0.89	870	1.50	1.52	1.60	1.42	132
2004	10.20	0.16	(0.20)	(0.18)	—	9.98	(0.40)	1,428	1.49	1.63	1.59	1.53	136
2003	10.00	0.23	0.21	(0.24)	—	10.20	4.47	1,572	1.50	2.21	1.60	2.11	117
2002	9.89	0.36	0.15	(0.40)	—	10.00	5.19	888	1.49	3.93	1.59	3.83	110

9

A llegiant Fixed Income Funds FINANCIAL HIGHLIGHTS	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2006 (Unaudited) and For the Years Ended May 31, unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
TOTAL RETURN ADVANTAGE FUND
CLASS I
2006*	$9.86	$0.24	$0.32	$(0.23)	$—	$10.19	5.71%	$377,456	0.56%	4.71%	0.71%	4.56%	109%
2006	10.45	0.43	(0.52)	(0.43)	(0.07)	9.86	(0.97)	326,122	0.62	4.20	0.77	4.05	218
2005	10.22	0.39	0.33	(0.39)	(0.10)	10.45	7.14	319,802	0.63	3.74	0.78	3.59	214
2004	11.01	0.42	(0.55)	(0.42)	(0.24)	10.22	(1.18)	314,269	0.60	3.92	0.75	3.77	134
2003	10.23	0.49	0.92	(0.53)	(0.10)	11.01	14.18	241,404	0.58	4.60	0.73	4.45	108
2002	10.02	0.55	0.21	(0.55)	—	10.23	7.76	259,402	0.55	5.42	0.72	5.25	88
CLASS A
2006*	$9.87	$0.22	$0.31	$(0.21)	$—	$10.19	5.47%	$8,653	0.81%	4.46%	0.96%	4.31%	109%
2006	10.46	0.40	(0.52)	(0.40)	(0.07)	9.87	(1.22)	6,129	0.87	3.95	1.02	3.80	218
2005	10.22	0.36	0.34	(0.36)	(0.10)	10.46	6.97	4,384	0.88	3.49	1.03	3.34	214
2004	11.01	0.39	(0.55)	(0.39)	(0.24)	10.22	(1.43)	4,359	0.85	3.67	1.00	3.52	134
2003	10.24	0.45	0.92	(0.50)	(0.10)	11.01	13.79	4,122	0.83	4.35	0.98	4.20	108
2002	10.02	0.53	0.22	(0.53)	—	10.24	7.60	1,350	0.80	5.17	0.97	5.00	88
CLASS B
2006*	$9.90	$0.19	$0.31	$(0.18)	$—	$10.22	5.08%	$1,227	1.54%	3.73%	1.69%	3.58%	109%
2006	10.49	0.33	(0.52)	(0.33)	(0.07)	9.90	(1.88)	1,155	1.57	3.25	1.72	3.10	218
2005	10.26	0.29	0.33	(0.29)	(0.10)	10.49	6.12	1,180	1.58	2.79	1.73	2.64	214
2004	11.04	0.32	(0.54)	(0.32)	(0.24)	10.26	(2.01)	1,220	1.55	2.97	1.70	2.82	134
2003	10.27	0.39	0.91	(0.43)	(0.10)	11.04	12.97	902	1.54	3.64	1.69	3.49	108
2002	10.05	0.46	0.21	(0.45)	—	10.27	6.83	301	1.51	4.46	1.68	4.29	88
CLASS C
2006*	$9.88	$0.19	$0.32	$(0.18)	$—	$10.21	5.19%	$280	1.54%	3.73%	1.69%	3.58%	109%
2006	10.47	0.33	(0.52)	(0.33)	(0.07)	9.88	(1.90)	216	1.57	3.25	1.72	3.10	218
2005	10.24	0.29	0.33	(0.29)	(0.10)	10.47	6.12	352	1.58	2.79	1.73	2.64	214
2004	11.03	0.32	(0.55)	(0.32)	(0.24)	10.24	(2.11)	362	1.55	2.97	1.70	2.82	134
2003	10.25	0.38	0.93	(0.43)	(0.10)	11.03	13.09	340	1.54	3.64	1.69	3.49	108
2002	10.04	0.46	0.20	(0.45)	—	10.25	6.73	38	1.51	4.46	1.68	4.29	88

ULTRA SHORT BOND FUND
CLASS I
2006*	$9.84	$0.21	$0.05	$(0.21)	$—	$9.89	2.67%	$77,588	0.36%	4.23%	0.56%	4.03%	56%
2006	9.91	0.34	(0.05)	(0.36)	—	9.84	2.93	98,120	0.36	3.46	0.56	3.26	85
2005	10.00	0.22	(0.07)	(0.24)	—	9.91	1.48	178,675	0.38	2.27	0.58	2.07	219
2004	10.08	0.16	(0.07)	(0.17)	—	10.00	0.93	176,280	0.36	1.54	0.56	1.34	120
2003(2)	10.00	0.09	0.08	(0.09)	—	10.08	1.67	129,599	0.26	1.81	0.58	1.49	239
CLASS A
2006*	$9.83	$0.20	$0.05	$(0.20)	$—	$9.88	2.54%	$1,445	0.61%	3.98%	0.81%	3.78%	56%
2006	9.90	0.32	(0.06)	(0.33)	—	9.83	2.67	1,541	0.61	3.21	0.81	3.01	85
2005	9.99	0.21	(0.09)	(0.21)	—	9.90	1.22	1,662	0.63	2.02	0.83	1.82	219
2004	10.08	0.13	(0.07)	(0.15)	—	9.99	0.58	3,178	0.61	1.29	0.81	1.09	120
2003(2)	10.02	0.06	0.06	(0.06)	—	10.08	1.23	109	0.52	1.55	0.84	1.17	239

†	Total return excludes sales charge.
*	For the six months ended November 30, 2006. All ratios for the period have been annualized. Total return for the period has not been annualized.
(1)	Per share data calculated using average shares outstanding method.
(2)	Ultra Short Bond Fund Class I and Class A commenced operations on December 2, 2002 and January 6, 2003, respectively. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

10

Allegiant Tax Exempt Bond Funds FINANCIAL HIGHLIGHTS	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2006 (Unaudited) and For the Years Ended May 31, unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
INTERMEDIATE TAX EXEMPT BOND FUND
CLASS I
2006*	$9.90	$0.19	$0.18	$(0.19)	$—	$10.08	3.77%	$109,895	0.57%	3.81%	0.72%	3.66%	34%
2006	10.19	0.39	(0.29)	(0.39)	—	9.90	1.01	114,947	0.61	3.89	0.76	3.74	49
2005	10.13	0.39	0.06	(0.39)	—	10.19	4.54	131,474	0.61	3.85	0.76	3.70	9
2004	10.61	0.39	(0.46)	(0.41)	—	10.13	(0.70)	162,027	0.60	3.78	0.75	3.63	9
2003	10.17	0.40	0.44	(0.40)	—	10.61	8.45	175,441	0.60	3.92	0.75	3.77	11
2002	10.01	0.42	0.16	(0.42)	—	10.17	5.86	167,578	0.60	4.19	0.75	4.04	19
CLASS A
2006*	$9.93	$0.18	$0.18	$(0.18)	$—	$10.11	3.64%	$5,925	0.82%	3.56%	0.97%	3.41%	34%
2006	10.22	0.36	(0.28)	(0.37)	—	9.93	0.76	6,027	0.86	3.64	1.01	3.49	49
2005	10.17	0.37	0.05	(0.37)	—	10.22	4.18	9,945	0.86	3.60	1.01	3.45	9
2004	10.64	0.37	(0.46)	(0.38)	—	10.17	(0.83)	8,295	0.85	3.53	1.00	3.38	9
2003	10.21	0.38	0.43	(0.38)	—	10.64	8.07	4,443	0.85	3.67	1.00	3.52	11
2002	10.05	0.41	0.15	(0.40)	—	10.21	5.65	7,385	0.80	3.99	0.95	3.84	19
CLASS B
2006*	$9.90	$0.14	$0.17	$(0.14)	$—	$10.07	3.17%	$421	1.55%	2.83%	1.70%	2.68%	34%
2006	10.19	0.30	(0.29)	(0.30)	—	9.90	0.05	418	1.56	2.94	1.71	2.79	49
2005	10.13	0.30	0.06	(0.30)	—	10.19	3.56	540	1.56	2.90	1.71	2.75	9
2004	10.60	0.29	(0.45)	(0.31)	—	10.13	(1.54)	778	1.55	2.83	1.70	2.68	9
2003	10.16	0.30	0.44	(0.30)	—	10.60	7.43	828	1.56	2.96	1.71	2.81	11
2002	10.00	0.33	0.16	(0.33)	—	10.16	4.92	749	1.51	3.28	1.66	3.13	19
CLASS C
2006*	$9.89	$0.14	$0.18	$(0.14)	$—	$10.07	3.27%	$6	1.55%	2.83%	1.70%	2.68%	34%
2006	10.19	0.30	(0.30)	(0.30)	—	9.89	(0.04)	39	1.56	2.94	1.71	2.79	49
2005	10.12	0.30	0.07	(0.30)	—	10.19	3.66	41	1.56	2.90	1.71	2.75	9
2004	10.60	0.30	(0.47)	(0.31)	—	10.12	(1.64)	84	1.55	2.83	1.70	2.68	9
2003	10.17	0.30	0.43	(0.30)	—	10.60	7.33	91	1.56	2.96	1.71	2.81	11
2002	10.01	0.33	0.15	(0.32)	—	10.17	4.86	19	1.56	3.23	1.71	3.08	19

†	Total return excludes sales charge.
*	For the six months ended November 30, 2006. All ratios for the period have been annualized. Total return for the period has not been annualized.
(1)	Per share data calculated using average shares outstanding method. See Notes to Financial Statements.

See Notes to Financial Statements.

11

Allegiant Tax Exempt Bond Funds FINANCIAL HIGHLIGHTS	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2006 (Unaudited) and For the Years Ended May 31, unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
CLASS I
2006*	$10.38	$0.22	$0.14	$(0.22)	$—	$10.52	3.55%	$56,174	0.57%	4.29%	0.72%	4.14%	33%
2006	10.80	0.47	(0.38)	(0.47)	(0.04)	10.38	0.88	64,058	0.61	4.42	0.76	4.27	28
2005	10.93	0.48	(0.11)	(0.48)	(0.02)	10.80	3.39	88,583	0.62	4.37	0.77	4.22	7
2004	11.45	0.46	(0.51)	(0.47)	—	10.93	(0.44)	123,614	0.60	4.11	0.75	3.96	5
2003	11.03	0.47	0.44	(0.47)	(0.02)	11.45	8.51	147,331	0.60	4.24	0.75	4.09	7
2002	10.94	0.49	0.10	(0.49)	(0.01)	11.03	5.54	137,902	0.59	4.47	0.74	4.32	6
CLASS A
2006*	$10.37	$0.21	$0.15	$(0.21)	$—	$10.52	3.52%	$18,171	0.82%	4.04%	0.97%	3.89%	33%
2006	10.79	0.44	(0.38)	(0.44)	(0.04)	10.37	0.62	18,193	0.86	4.17	1.01	4.02	28
2005	10.92	0.45	(0.11)	(0.45)	(0.02)	10.79	3.14	12,645	0.87	4.12	1.02	3.97	7
2004	11.44	0.43	(0.51)	(0.44)	—	10.92	(0.68)	12,920	0.85	3.86	1.00	3.71	5
2003	11.02	0.45	0.44	(0.45)	(0.02)	11.44	8.23	14,112	0.85	3.99	1.00	3.84	7
2002	10.93	0.47	0.10	(0.47)	(0.01)	11.02	5.33	15,638	0.79	4.27	0.94	4.12	6
CLASS B
2006*	$10.38	$0.17	$0.15	$(0.17)	$—	$10.53	3.14%	$520	1.55%	3.31%	1.70%	3.16%	33%
2006	10.81	0.37	(0.39)	(0.37)	(0.04)	10.38	(0.16)	730	1.56	3.47	1.71	3.32	28
2005	10.94	0.37	(0.11)	(0.37)	(0.02)	10.81	2.42	1,332	1.57	3.42	1.72	3.27	7
2004	11.46	0.36	(0.51)	(0.37)	—	10.94	(1.37)	1,492	1.55	3.16	1.70	3.01	5
2003	11.03	0.37	0.45	(0.37)	(0.02)	11.46	7.57	1,985	1.56	3.28	1.71	3.13	7
2002	10.95	0.39	0.09	(0.39)	(0.01)	11.03	4.44	1,960	1.50	3.56	1.65	3.41	6
CLASS C
2006*	$10.39	$0.18	$0.15	$(0.18)	$—	$10.54	3.15%	$53	1.55%	3.31%	1.70%	3.16%	33%
2006	10.82	0.38	(0.40)	(0.37)	(0.04)	10.39	(0.16)	172	1.56	3.47	1.71	3.32	28
2005	10.94	0.37	(0.10)	(0.37)	(0.02)	10.82	2.51	301	1.57	3.42	1.72	3.27	7
2004	11.46	0.35	(0.51)	(0.36)	—	10.94	(1.38)	72	1.55	3.16	1.70	3.01	5
2003	11.03	0.37	0.45	(0.37)	(0.02)	11.46	7.57	320	1.56	3.28	1.71	3.13	7
2002(2)	11.05	0.32	(0.02)	(0.31)	(0.01)	11.03	2.81	283	1.55	3.51	1.70	3.36	6

†	Total return excludes sales charge.
*	For the six months ended November 30, 2006. All ratios for the period have been annualized. Total return for the period has not been annualized.
(1)	Per share data calculated using average shares outstanding method.
(2)	Michigan Intermediate Municipal Bond Fund Class C commenced operations on August 6, 2001. Ohio Intermediate Tax Exempt Bond Fund Class B commenced operations on December 4, 2001. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

12

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
OHIO INTERMEDIATE TAX EXEMPT BOND FUND
CLASS I
2006*	$10.94	$0.20	$0.21	$(0.20)	$—	$11.15	3.82%	$131,516	0.57%	3.71%	0.72%	3.56%	21%
2006	11.24	0.41	(0.30)	(0.41)	—	10.94	1.03	140,658	0.60	3.73	0.75	3.58	39
2005	11.20	0.42	0.04	(0.42)	—	11.24	4.19	144,334	0.62	3.76	0.77	3.61	11
2004	11.70	0.41	(0.50)	(0.41)	—	11.20	(0.75)	163,549	0.60	3.61	0.75	3.46	13
2003	11.20	0.44	0.50	(0.44)	—	11.70	8.56	167,899	0.60	3.85	0.75	3.70	6
2002	11.04	0.47	0.16	(0.47)	—	11.20	5.81	154,461	0.60	4.20	0.75	4.05	19
CLASS A
2006*	$10.91	$0.19	$0.20	$(0.19)	$—	$11.11	3.61%	$10,433	0.82%	3.46%	0.97%	3.31%	21%
2006	11.20	0.39	(0.30)	(0.38)	—	10.91	0.86	10,509	0.85	3.48	1.00	3.33	39
2005	11.17	0.39	0.03	(0.39)	—	11.20	3.84	12,098	0.87	3.51	1.02	3.36	11
2004	11.66	0.38	(0.49)	(0.38)	—	11.17	(0.92)	9,618	0.85	3.36	1.00	3.21	13
2003	11.17	0.41	0.49	(0.41)	—	11.66	8.21	14,859	0.85	3.60	1.00	3.45	6
2002	11.00	0.44	0.18	(0.45)	—	11.17	5.70	11,639	0.80	4.00	0.95	3.85	19
CLASS B
2006*	$10.88	$0.15	$0.21	$(0.15)	$—	$11.09	3.33%	$837	1.55%	2.73%	1.70%	2.58%	21%
2006	11.18	0.31	(0.30)	(0.31)	—	10.88	0.06	980	1.55	2.78	1.70	2.63	39
2005	11.14	0.32	0.04	(0.32)	—	11.18	3.22	974	1.57	2.81	1.72	2.66	11
2004	11.63	0.30	(0.49)	(0.30)	—	11.14	(1.62)	881	1.55	2.66	1.70	2.51	13
2003	11.14	0.33	0.49	(0.33)	—	11.63	7.47	706	1.56	2.89	1.71	2.74	6
2002(2)	11.10	0.18	0.04	(0.18)	—	11.14	1.99	161	1.51	3.29	1.66	3.14	19
CLASS C
2006*	$10.89	$0.15	$0.21	$(0.15)	$—	$11.10	3.33%	$645	1.55%	2.73%	1.70%	2.58%	21%
2006	11.18	0.31	(0.29)	(0.31)	—	10.89	0.16	645	1.55	2.78	1.70	2.63	39
2005	11.15	0.32	0.03	(0.32)	—	11.18	3.12	652	1.57	2.81	1.72	2.66	11
2004	11.64	0.30	(0.49)	(0.30)	—	11.15	(1.62)	1,074	1.55	2.66	1.70	2.51	13
2003	11.15	0.33	0.49	(0.33)	—	11.64	7.46	1,091	1.56	2.89	1.71	2.74	6
2002	11.00	0.36	0.15	(0.36)	—	11.15	4.72	1,025	1.56	3.24	1.71	3.09	19

13

Allegiant Tax Exempt Bond Funds FINANCIAL HIGHLIGHTS	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2006 (Unaudited) and For the Years Ended May 31, unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
CLASS I
2006*	$10.28	$0.18	$0.21	$(0.18)	$—	$10.49	3.87%	$41,391	0.58%	3.55%	0.73%	3.40%	17%
2006	10.56	0.37	(0.28)	(0.37)	—	10.28	0.90	44,427	0.62	3.59	0.77	3.44	52
2005	10.46	0.36	0.10	(0.36)	—	10.56	4.41	49,028	0.64	3.36	0.79	3.21	15
2004	10.96	0.36	(0.49)	(0.37)	—	10.46	(1.18)	54,675	0.63	3.38	0.78	3.23	14
2003	10.47	0.41	0.49	(0.41)	—	10.96	8.76	55,503	0.65	3.84	0.80	3.69	12
2002	10.36	0.46	0.11	(0.46)	—	10.47	5.57	51,319	0.64	4.40	0.79	4.25	13
CLASS A
2006*	$10.30	$0.17	$0.21	$(0.17)	$—	$10.51	3.74%	$2,171	0.83%	3.30%	0.98%	3.15%	17%
2006	10.58	0.35	(0.28)	(0.35)	—	10.30	0.66	1,941	0.87	3.34	1.02	3.19	52
2005	10.48	0.33	0.10	(0.33)	—	10.58	4.15	1,170	0.89	3.11	1.04	2.96	15
2004	10.98	0.34	(0.49)	(0.35)	—	10.48	(1.42)	1,299	0.88	3.13	1.03	2.98	14
2003	10.49	0.38	0.49	(0.38)	—	10.98	8.48	1,118	0.90	3.59	1.05	3.44	12
2002	10.38	0.44	0.11	(0.44)	—	10.49	5.36	1,015	0.84	4.20	0.99	4.05	13
CLASS C
2006*	$10.30	$0.13	$0.20	$(0.13)	$—	$10.50	3.26%	$527	1.56%	2.57%	1.71%	2.42%	17%
2006	10.57	0.27	(0.27)	(0.27)	—	10.30	0.05	790	1.57	2.64	1.72	2.49	52
2005	10.48	0.26	0.09	(0.26)	—	10.57	3.32	805	1.59	2.41	1.74	2.26	15
2004	10.97	0.26	(0.48)	(0.27)	—	10.48	(2.01)	887	1.58	2.43	1.73	2.28	14
2003	10.48	0.31	0.49	(0.31)	—	10.97	7.73	907	1.61	2.88	1.76	2.73	12
2002	10.38	0.35	0.11	(0.36)	—	10.48	4.46	463	1.60	3.44	1.75	3.29	13

†	Total return excludes sales charge.
*	For the six months ended November 30, 2006. All ratios for the period have been annualized. Total return for the period has not been annualized.
(1)	Per share data calculated using average shares outstanding method.

See Notes to Financial Statements.

14

Allegiant Bond Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 36.9%
U.S. Treasury Bond — 7.2%
6.250%, 08/15/23#	$21,985	$26,000
U.S. Treasury Notes — 29.7%
4.875%, 05/31/08#	16,270	16,317
4.875%, 07/31/11#	69,950	71,212
4.875%, 08/15/16#	7,635	7,878
4.750%, 05/15/14#	3,370	3,435
3.625%, 06/30/07#	4,930	4,893
3.250%, 08/15/08#	2,640	2,582

		106,317

Total U.S. Treasury Obligations (Cost $ 130,441)		132,317

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 30.8%
Federal Home Loan Mortgage Corporation — 0.4%
9.500%, 10/01/20	157	169
9.000%, 05/01/20	49	49
8.500%, 09/01/16	3	3
8.000%, 07/01/25	125	132
7.500%, 07/01/10	1	1
7.500%, 11/01/10	7	7
7.500%, 05/01/11	79	82
7.000%, 11/01/10	127	130
7.000%, 11/01/28	632	654
6.500%, 10/01/07	5	5
6.500%, 09/01/08	28	28
6.500%, 11/01/10	28	29

		1,289
Federal National Mortgage Association — 29.5%
9.500%, 05/01/18	22	24
9.000%, 07/01/09	2	2
9.000%, 11/01/24	204	222
7.000%, 01/01/33	725	747
7.000%, 10/01/33	227	234
6.500%, 12/01/08	40	40
6.500%, 12/01/36 (TBA)	12,000	12,248
6.000%, 07/01/28	2	2
6.000%, 01/01/34	254	257
6.000%, 11/01/35	341	345
6.000%, 09/01/36	12,936	13,081
6.000%, 12/01/36 (TBA)	9,670	9,776
5.500%, 12/01/33	10,113	10,101
5.500%, 05/01/35	2,067	2,061
5.500%, 12/01/36 (TBA)	19,400	19,333
5.467%, 01/01/36 (A)	9,085	9,138
5.000%, 06/01/20	6,637	6,580
5.000%, 10/01/35	11,604	11,343
5.000%, 11/01/35	3,309	3,234
5.000%, 12/01/35	3,151	3,080
4.500%, 09/01/35	4,231	4,028

		105,876
Government National Mortgage Association — 0.9%
8.500%, 09/15/21	3	3
8.500%, 11/15/21	41	44
8.500%, 07/15/22	17	19
8.500%, 08/15/22	8	9
8.250%, 04/20/17	4	4
8.000%, 03/15/08	6	6
8.000%, 01/15/30	$254	$270
7.500%, 12/15/29	53	56
6.500%, 06/15/32	322	332
6.500%, 10/15/33	404	417
6.000%, 08/15/32	170	173
6.000%, 02/15/33	1,409	1,435
6.000%, 11/15/33	295	300
6.000%, 11/15/34	22	23

		3,091

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $110,139)		110,256

CORPORATE BONDS — 12.3%
Banks — 0.3%
Lloyds TSB Group PLC 6.267%, 11/14/16 (A) (B)	975	990
Cable — 0.4%
Comcast 5.875%, 02/15/18	150	151
Comcast Cable 8.375%, 03/15/13	950	1,094

		1,245
Consumer Non-Cyclical — 0.3%
Walt Disney 5.625%, 09/15/16	1,100	1,130
Energy — 0.7%
ConocoPhillips Canada Funding 5.625%, 10/15/16	850	872
Energy Transfer Partners 6.125%, 02/15/17	840	868
Southwestern Public Service 6.000%, 10/01/36	860	885

		2,625
Financials — 7.1%
Bank of America 7.800%, 09/15/16	1,250	1,486
Capital One Financial (MTN) 5.700%, 09/15/11	900	921
Citigroup 7.250%, 10/01/10	3,200	3,446
General Electric Capital, Cl A 6.000%, 06/15/12	2,630	2,755
Goldman Sachs 6.450%, 05/01/36	1,400	1,507
HSBC Finance 6.750%, 05/15/11	1,375	1,468
6.375%, 10/15/11	1,250	1,320
HSBC Holdings 6.500%, 05/02/36	775	862
Inter-American Development Bank 7.375%, 01/15/10	1,200	1,292
International Lease Finance 5.000%, 04/15/10	900	897
JPMorgan Chase 5.125%, 09/15/14	2,000	1,991
KeyBank 5.800%, 07/01/14	985	1,017

15

Allegiant Bond Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Lehman Brothers Holdings (MTN) 5.750%, 05/17/13	$450	$463
MUFG Capital Finance 1 6.346%, 07/25/16 (A)	825	854
Residential Capital 6.375%, 06/30/10	1,100	1,127
6.500%, 04/17/13	300	312
UBS Preferred Funding Trust V 6.243%, 05/15/16 (A)	625	658
USB Capital IX 6.189%, 04/15/11 (A)	750	771
Wachovia Capital Trust III 5.800%, 08/29/49 (A)	1,000	1,014
Wells Fargo 4.950%, 10/16/13	1,135	1,122
Xstrata Finance Canada 5.800%, 11/15/16 (B)	300	303

		25,586
Healthcare — 0.2%
WellPoint 5.000%, 12/15/14	900	886
Insurance — 0.9%
American General Finance (MTN) 3.875%, 10/01/09#	1,195	1,158
Assurant 6.750%, 02/15/34	1,000	1,115
Protective Life Secured Trust 4.850%, 08/16/10	1,000	996

		3,269
Real Estate — 0.3%
WEA Finance LLC 5.700%, 10/01/16 (B)	1,200	1,222
Real Estate Investment Trusts — 0.4%
iStar Financial 5.950%, 10/15/13 (B)	1,250	1,275
Telecommunications — 0.9%
GTE 6.940%, 04/15/28	1,800	1,926
Telecom Italia Capital SA 5.250%, 11/15/13	1,210	1,171

		3,097
Transportation — 0.2%
Canadian National Railway 6.200%, 06/01/36	675	744
Utilities — 0.6%
Midamerican Energy Holdings 6.125%, 04/01/36#	1,075	1,131
Tampa Electric 6.550%, 05/15/36	900	990

		2,121

Total Corporate Bonds (Cost $43,508)		44,190

ASSET BACKED SECURITIES — 11.2%
Automotive — 1.1%
Honda Auto Receivables Owner Trust, Series 2005-4, Cl A3 4.460%, 05/21/09	$3,875	$3,853
Credit Cards — 7.0%
Bank One Issuance Trust, Series 2004-A4, Cl A4 5.360%, 02/16/10 (A)	6,700	6,706
Chase Credit Card Master Trust, Series 2004-1, Cl A 5.350%, 05/15/09 (A)	5,000	5,003
Citibank Credit Card Issuance Trust, Series 2006-A5, Cl A5 5.300%, 05/20/11	7,400	7,479
MBNA Credit Card Master Note Trust, Series 2002-A4, Cl A4 5.430%, 08/17/09 (A)	6,000	6,006

		25,194
Mortgage Related — 1.5%
Bear Stearns, Series 1999-2, Cl AF2 7.910%, 10/25/29 (C)	426	430
Chase Funding Mortgage Loan, Series 2003-6, Cl 1A4 4.499%, 08/25/30	4,700	4,595

		5,025
Utilities — 1.6%
Export Funding Trust, Series 1995-A, Cl A 8.210%, 12/29/06	196	197
PSE&G Transition Funding LLC, Series 2001-1, Cl A8 6.890%, 12/15/17	5,050	5,713

		5,910

Total Asset Backed Securities (Cost $ 39,340)		39,982

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.2%
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Cl A4A 4.871%, 09/11/42	4,800	4,724
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Cl A4 5.400%, 07/15/44# (A)	6,600	6,686
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4 5.230%, 12/15/40 (A)	5,650	5,695
Fannie Mae, Series 2003-84, Cl PG 5.000%, 03/25/32	10,000	9,766
Fannie Mae, Series 2005-34, Cl PC 5.500%, 06/25/32	4,085	4,107
Freddie Mac, Series 2773, Cl CD 4.500%, 04/15/24	6,000	5,639

Total Collateralized Mortgage Obligations (Cost $ 35,890)		36,617

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.1%
Federal Farm Credit Bank — 2.5%
5.218%, 03/01/07# (A)	8,710	8,711

16

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
Federal Home Loan Bank — 3.6%
6.500%, 08/15/07	$2,245	$2,266
5.100%, 12/11/06 (DN) (D)	7,750	7,739
3.875%, 06/08/07	3,010	2,991

		12,996

Total U.S. Government Agency Obligations (Cost $21,741)		21,707

COMMERCIAL PAPER† — 1.9%
Liberty Street Funding 5.260%, 12/11/06	5,000	4,993
Variable Funding Capital 5.250%, 12/11/06	2,000	1,997

Total Commercial Paper (Cost $6,990)		6,990

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.9%
Allegiant Advantage Institutional Money Market Fund, Class I†† (Cost $6,706)	6,706,313	6,706

Total Investments Before Collateral for Loaned Securities – 111.3% (Cost $394,755)		398,765

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 39.7%
Master Notes — 11.2%
Bank of America 5.383%, 12/01/06	$15,000	15,000
Bear Stearns 5.463%, 12/06/06	7,500	7,500
JPMorgan 5.393%, 12/15/06	17,500	17,500

		40,000
Medium Term Notes — 3.9%
First Tennessee Bank 5.339%, 04/18/07 (A)	5,000	5,002
Morgan Stanley 5.391%, 01/19/07 (A)	5,000	5,003
SLM Student Loan Trust 5.320%, 12/07/06 (A)	4,000	4,001

		14,006
Repurchase Agreement — 24.6%
Lehman Brothers 5.363%, 12/01/06	88,048	88,048

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $142,054)‡		142,054

TOTAL INVESTMENTS — 151.0% (Cost $536,809)*	$540,819

Other Assets & Liabilities — (51.0)%
Dividends Payable
Class I	(1,034)
Class A	(7)
Investment Advisory Fees Payable	(133)
12b-1 Fees Payable
Class I	(45)
Class A	(2)
Administration Fees Payable	(18)
Custody Fees Payable	(4)
Trustees’ Fees Payable	(23)
Payable for Collateral for Loaned Securities	(142,054)
Payable for Investments Purchased	(41,058)
Payable for Shares of Beneficial Interest Redeemed	(1,542)
Other	3,309

Total Other Assets & Liabilities	(182,611)

TOTAL NET ASSETS — 100.0%	$358,208

17

Allegiant Bond Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$383,907
Distributions in Excess of Net Investment Income	(282)
Accumulated Net Realized Loss on Investments	(29,427)
Net Unrealized Appreciation on Investments	4,010

Total Net Assets	$358,208

Net Asset Value, Offering and Redemption Price Per Share — Class I ($350,296,506 ÷ 34,933,059 outstanding shares of beneficial interest)	$10.03
Net Asset Value and Redemption Price Per Share — Class A ($7,054,989 ÷ 701,879 outstanding shares of beneficial interest)	$10.05
Maximum Offering Price Per Share — Class A ($10.05 ÷ 95.50%)	$10.52
Net Asset Value and Offering Price Per Share — Class B ($675,861 ÷ 67,317 outstanding shares of beneficial interest)	$10.04
Net Asset Value and Offering Price Per Share — Class C ($180,595 ÷ 18,013 outstanding shares of beneficial interest)	$10.03

*	Aggregate cost for Federal income tax purposes is (000) $536,818.

Gross unrealized appreciation (000)	$5,074
Gross unrealized depreciation (000)	(1,073)

Net unrealized appreciation (000)	$4,001

†	The rate shown is the effective yield at purchase date.
††	See Note 3 in Notes to Financial Statements.
‡	See Note 8 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $138,914.
(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2006.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $3,790 and represents 1.1% of net assets as of November 30, 2006.
(C)	Stepped Coupon Bond — the rate shown is the rate in effect on November 30, 2006.
(D)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.
Cl	— Class
DN	— Discount Note
LLC	— Limited Liability Company
MTN	— Medium Term Note
PLC	— Public Liability Company
TBA	— To Be Announced

Assets in an amount at least equal to the market value of when-issued and delayed delivery securities have been segregated by the Fund.

See Notes to Financial Statements.

18

Allegiant Government Mortgage Fund

STATEMENT OF NET ASSETS

November 30 , 2006 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 87.0%
Federal Home Loan Mortgage Corporation — 0.9%
12.250%, 08/01/15	$102	$111
9.750%, 11/01/08 to 04/01/09	25	25
9.250%, 08/01/13	2	2
9.000%, 06/01/09 to 09/01/20	276	292
8.750%, 06/01/16 to 05/01/17	57	60
8.500%, 09/01/17 to 01/01/22	177	187
8.000%, 07/01/09 to 03/01/22	134	140
7.000%, 05/01/31	226	233
6.000%, 10/01/32	1,322	1,342

		2,392
Federal National Mortgage Association — 80.3%
12.500%, 05/01/15	123	138
11.250%, 05/01/14	16	18
10.000%, 06/01/21	17	19
9.500%, 09/01/11	4	4
9.000%, 06/01/09 to 10/01/19	35	37
8.500%, 11/01/21 to 09/01/23	48	51
8.000%, 12/01/17 to 03/01/23	26	27
7.500%, 09/01/22 to 05/01/32	1,180	1,230
7.000%, 12/01/15 to 10/01/32	1,261	1,300
6.500%, 12/01/12 to 05/01/33	2,759	2,829
6.000%, 09/01/17 to 11/01/36	22,695	22,977
6.000%, 12/01/36 (TBA)	27,500	27,801
5.500%, 11/01/09 to 03/01/36	38,724	38,717
5.500%, 12/01/36 (TBA)	52,000	51,821
5.000%, 06/01/18 to 11/01/35	51,286	50,296
4.500%, 04/01/18 to 09/01/35	22,210	21,449

		218,714
Government National Mortgage Association — 5.8%
17.000%, 11/15/11	54	64
16.000%, 11/15/11	2	2
15.000%, 06/15/11 to 01/15/13	758	870
14.500%, 09/15/12 to 08/15/14	6	6
14.000%, 05/15/11 to 02/15/15	258	293
13.500%, 05/15/10 to 01/20/15	296	334
13.000%, 11/15/10 to 06/20/15	273	305
12.750%, 09/20/13	34	38
12.500%, 04/15/10 to 01/20/16	672	747
12.000%, 08/15/12 to 09/15/15	266	300
11.500%, 02/15/13 to 08/15/14	75	83
9.250%, 12/15/16 to 05/15/21	70	76
9.000%, 09/15/08 to 11/15/24	627	665
8.750%, 08/15/08 to 12/15/16	62	66
8.500%, 01/15/17 to 09/15/24	414	444
8.250%, 06/15/08 to 07/15/08	9	9
8.000%, 04/15/17 to 05/20/30	1,147	1,216
7.500%, 09/20/15 to 09/20/30	2,203	2,300
7.000%, 12/15/10 to 06/15/32	4,101	4,238
6.500%, 10/15/22 to 09/15/31	2,721	2,804
6.000%, 07/20/29	1,018	1,035

		15,895

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $236,287)		237,001

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.6%
Federal Farm Credit Bank — 4.1%
5.218%, 03/01/07# (B)	11,000	11,002
Federal Home Loan Bank — 4.0%
5.100%, 12/11/06 (DN) (A)	$11,000	$10,985
Federal Home Loan Mortgage Corporation — 5.5%
5.155%, 12/12/06 (DN)# (A)	15,000	14,976

Total U.S. Government Agency Obligations (Cost $36,961)		36,963

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.3%
Fannie Mae, Series 1992-29, Cl Z 8.000%, 02/25/22	78	79
Freddie Mac, Series 1273, Cl Z 7.500%, 05/15/22	102	102
Freddie Mac, Series 2003-2617, Cl TH 4.500%, 05/15/15	7,000	6,918
Freddie Mac, Series 2869, Cl MD 5.000%, 02/15/29	7,000	6,931
Security Mortgage Acceptance Corporation II, Series B, Cl 4 9.000%, 12/01/16	223	228
Structured Mortgage Asset Residential Trust, Series 1992-2, Cl I 8.250%, 06/25/19	245	246

Total Collateralized Mortgage Obligations (Cost $14,206)		14,504

ASSET BACKED SECURITIES — 4.6%
Credit Cards — 4.6%
Bank One Issuance Trust, Series 2004-A4, Cl A4 5.360%, 02/16/10 (B)	5,000	5,005
Chase Credit Card Master Trust, Series 2004-1, Cl A 5.350%, 05/15/09 (B)	3,000	3,002
MBNA Credit Card Master Note Trust, Series 2002-A4, Cl A4 5.430%, 08/17/09 (B)	4,550	4,554

Total Asset Backed Securities (Cost $12,560)		12,561

U.S. TREASURY OBLIGATION — 4.5%
U.S. Treasury Note — 4.5%
4.750%, 05/15/14#	12,000	12,232
(Cost $12,153)
COMMERCIAL PAPER† — 15.1%
Alpine Securitization 5.250%, 12/12/06	4,000	3,994
Cancara Asset Securitization 5.260%, 12/12/06	6,000	5,990
Clipper Receivables 5.250%, 12/12/06	4,500	4,493
Gemini Securitization 5.260%, 12/11/06	5,500	5,492
Kitty Hawk Funding 5.250%, 12/12/06	5,000	4,992
Liberty Street Funding 5.260%, 12/11/06	5,200	5,192
Sheffield Receivables 5.260%, 12/12/06	5,000	4,992

19

Allegiant Government Mortgage Fund STATEMENT OF NET ASSETS November 3 0, 2006 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL PAPER† — continued
Variable Funding Capital 5.250%, 12/11/06	$6,000	$5,991

Total Commercial Paper (Cost $41,136)		41,136

	Number of Shares
AFFILIATED MONEY MARKET FUND — 3.1%
Allegiant Advantage Institutional Money Market
Fund, Class I††	8,661,235	8,661
(Cost $8,661)

Total Investments Before Collateral for Loaned Securities — 133.2% (Cost $361,964)		363,058

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 14.3%
Medium Term Notes — 3.5%
Liquid Funding LLC 5.350%, 11/30/07 (B)	$5,000	4,999
SLM Student Loan Trust 5.320%, 12/07/06 (B)	4,550	4,551

		9,550
Repurchase Agreements — 10.8%
Bear Stearns
5.363%, 12/01/06	9,000	9,000
5.413%, 12/01/06	7,000	7,000
Lehman Brothers 5.363%, 12/01/06	13,317	13,318

		29,318

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $38,868)‡		38,868

TOTAL INVESTMENTS — 147.5% (Cost $400,832)*		401,926

Other Assets & Liabilities — (47.5)%
Dividends Payable
Class I		(848)
Class A		(16)
Class B		(3)
Class C		(1)
Investment Advisory Fees Payable		(89)
12b-1 Fees Payable
Class I		(29)
Class A		(3)
Class B		(1)
Class C		(1)
Administration Fees Payable		(13)
Custody Fees Payable		(3)
Trustees’ Fees Payable		(16)
Payable for Collateral for Loaned Securities		(38,868)
Payable for Investments Purchased		(102,207)
Payable for Shares of Beneficial Interest Redeemed		(280)
Other		12,990

Total Other Assets & Liabilities		(129,388)

TOTAL NET ASSETS — 100.0%	$272,538

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	282,264
Distributions in Excess of Net Investment Income	(114)
Accumulated Net Realized Loss on Investments	(10,706)
Net Unrealized Appreciation on Investments	1,094

Total Net Assets	$272,538

Net Asset Value, Offering and Redemption Price Per Share — Class I ($251,739,394 ÷ 27,497,063 outstanding shares of beneficial interest)	$9.16
Net Asset Value and Redemption Price Per Share — Class A ($15,547,447 ÷ 1,698,491 outstanding shares of beneficial interest)	$9.15
Maximum Offering Price Per Share — Class A ($9.15 ÷ 95.50%)	$9.58
Net Asset Value and Offering Price Per Share — Class B ($3,439,972 ÷ 376,845 outstanding shares of beneficial interest)	$9.13
Net Asset Value and Offering Price Per Share — Class C ($1,811,376 ÷ 198,148 outstanding shares of beneficial interest)	$9.14

*	Aggregate cost for Federal income tax purposes is (000) $400,832.

Gross unrealized appreciation (000)	$2,295
Gross unrealized depreciation (000)	(1,201)

Net unrealized appreciation (000)	$1,094

†	The rate shown is the effective yield at purchase date.
††	See Note 3 in Notes to Financial Statements.
‡	See Note 8 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $38,210.
(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.
(B)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2006.
Cl	— Class
DN	— Discount Note
LLC	— Limited Liability Company
TBA	— To Be Announced

Assets in an amount at least equal to the market value of when-issued and delayed delivery securities have been segregated by the Fund.

See Notes to Financial Statements.

20

Allegiant Intermediate Bond Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 50.6%
U.S. Treasury Notes — 50.6%
6.500%, 02/15/10	$10	$11
4.875%, 05/31/08#	3,080	3,089
4.875%, 07/31/11#	108,200	110,153
4.875%, 08/15/16#	6,550	6,758
4.750%, 05/15/14#	18,010	18,358
4.250%, 10/31/07#	27,000	26,847
3.875%, 05/15/09#	6,245	6,152
3.625%, 06/30/07#	9,015	8,947
3.250%, 08/15/08#	13,860	13,553

Total U.S. Treasury Obligations (Cost $192,111)		193,868

CORPORATE BONDS — 19.8%
Basic Materials — 0.5%
Alcoa 6.000%, 01/15/12	2,000	2,079
Cable — 0.3%
Comcast Cable 8.375%, 03/15/13	1,000	1,152
Consumer Non-Cyclical — 0.3%
Walt Disney 5.625%, 09/15/16	1,200	1,232
Energy — 1.2%
ConocoPhillips Canada Funding 5.625%, 10/15/16	1,350	1,385
Energy Transfer Partners 6.125%, 02/15/17	1,040	1,075
Pacificorp 5.450%, 09/15/13	1,040	1,055
XTO Energy 4.900%, 02/01/14	1,160	1,123

		4,638
Financials — 12.1%
Bank of America 7.400%, 01/15/11	2,735	2,981
BB&T 4.750%, 10/01/12	1,625	1,597
Bear Stearns 7.625%, 12/07/09	3,794	4,073
Capital One Financial (MTN) 5.700%, 09/15/11	950	972
Citigroup 7.250%, 10/01/10	6,019	6,481
General Electric Capital, Cl A 6.000%, 06/15/12 5.450%, 01/15/13	3,565 590	3,735 604
Goldman Sachs 5.150%, 01/15/14	2,900	2,890
HSBC Finance
6.750%, 05/15/1 6.375%, 10/15/11	3,275 625	3,497 660
International Lease Finance (MTN) 5.450%, 03/24/11	1,300	1,316
JPMorgan Chase 5.600%, 06/01/11	2,900	2,968
JPMorgan Chase (MTN) 6.000%, 01/15/09	1,520	1,549
KeyBank 5.800%, 07/01/14	980	1,012
Lehman Brothers Holdings (MTN) 5.750%, 05/17/13	1,160	1,193
Merrill Lynch 6.050%, 05/16/16	2,000	2,104
Merrill Lynch (MTN) 3.700%, 04/21/08	2	2
Morgan Stanley 4.750%, 04/01/14	2,000	1,938
Republic New York 7.750%, 05/15/09	1,810	1,928
Residential Capital 6.375%, 06/30/10	1,310	1,342
6.500%, 04/17/13	340	353
SLM (MTN) 5.000%, 10/01/13	2,070	2,049
Wells Fargo 4.950%, 10/16/13	1,000	989
Xstrata Finance Canada 5.800%, 11/15/16 (A) (B)	310	314

		46,547
Healthcare — 0.3%
WellPoint 5.000%, 12/15/14	1,000	984
Insurance — 1.4%
American General Finance (MTN) 3.875%, 10/01/09	1,415	1,371
Assurant 5.625%, 02/15/14	1,500	1,520
Hartford Financial Services Group 5.250%, 10/15/11	1,100	1,109
Protective Life Secured Trust 4.850%, 08/16/10	1,505	1,500

		5,500
Real Estate — 0.4%
WEA Finance LLC 5.700%, 10/01/16 (A)	1,300	1,324
Real Estate Investment Trusts — 0.6%
Equity Office Properties Trust 4.750%, 03/15/14	1,240	1,231
iStar Financial 5.950%, 10/15/13(A)	1,000	1,020

		2,251
Telecommunications — 0.8%
Telecom Italia Capital SA 5.250%, 11/15/13	1,395	1,350
Verizon Communications 5.550%, 02/15/16	1,725	1,744

		3,094
Utilities — 1.9%
FPL Group Capital 5.625%, 09/01/11	760	777
National Grid PLC 6.300%, 08/01/16#	1,145	1,211
PSI Energy 6.050%, 06/15/16	1,225	1,280

21

Allegiant Intermediate Bond Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Utilities — continued
Virginia Electric & Power 4.750%, 03/01/13	$1,835	$1,790
Xcel Energy 7.000%, 12/01/10	2,027	2,161

		7,219

Total Corporate Bonds (Cost $ 75,425)		76,020

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.4%
Freddie Mac, Series 2004-2812, Cl OD 5.000%, 12/15/29	12,192	12,027
Freddie Mac, Series 2635, Cl DT 3.500%, 01/15/18	1,125	1,057
Freddie Mac, Series 2825, Cl PM 5.500%, 03/15/30	6,845	6,872
Freddie Mac, Series 2854, Cl DL 4.000%, 09/15/19	5,700	5,240
Freddie Mac, Series 2904, Cl PC 5.500%, 05/15/31	7,214	7,259
Ginnie Mae, Series 2003-113, Cl VB 4.500%, 02/16/22	5,035	4,803
Ginnie Mae, Series 2003-42, Cl A 4.000%, 01/16/30	1,051	1,007
Wells Fargo Securities Trust, Series 2004-K, Cl 2A11 4.733%, 07/25/34 (C)	5,530	5,371

Total Collateralized Mortgage Obligations (Cost $43,013)		43,636

ASSET BACKED SECURITIES — 7.8%
Automotive — 2.7%
Chase Manhattan Auto Owner Trust, Series 2006-B, Cl A3 5.130%, 05/15/11	6,000	6,026
WFS Financial Owner Trust, Series 2005-3, Cl A4 4.390%, 05/17/13	4,500	4,462

		10,488
Credit Cards — 3.3%
Citibank Credit Card Issuance Trust, Series 2006-A5, Cl A5 5.300%, 05/20/11	8,500	8,591
MBNA Credit Card Master Note, Series 2002-A1, Cl A1 4.950%, 06/15/09	4,000	4,001

		12,592
Utilities — 1.8%
PSE&G Transition Funding LLC, Series 2001-1, Cl A8 6.890%, 12/15/17	6,000	6,788

Total Asset Backed Securities (Cost $29,712)		29,868

U.S. GOVERNMENT AGENCYOBLIGATIONS — 4.1%
Federal Home Loan Bank — 4.1%
6.500%, 08/15/07	4,000	4,038
3.875%, 06/08/07	5,245	5,210
3.875%, 09/14/07	6,685	6,621

Total U.S. Government Agency Obligations (Cost $15,989)		15,869

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 3.5%
Federal Home Loan Mortgage Corporation — 0.8%
5.500%, 01/01/07	105	105
3.500%, 05/01/11	2,820	2,681

		2,786
Federal National Mortgage Association — 2.7%
5.500%, 10/01/09	9	9
5.467%, 01/01/36 (C)	10,329	10,389

		10,398
Government National Mortgage Association — 0.0%
9.000%, 09/15/08	4	4
9.000%, 10/15/08	5	5
9.000%, 11/15/08	7	7
9.000%, 12/15/08	8	9
9.000%, 02/15/09	9	9
9.000%, 03/15/09	1	1
9.000%, 04/15/09	20	21
9.000%, 05/15/09	30	31
9.000%, 07/15/09	3	3

		90

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $13,319)		13,274

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.1%
Allegiant Advantage Institutional Money Market Fund, Class I†	7,888,987
(Cost $7,889)		7,889

Total Investments Before Collateral for Loaned Securities – 99.3% (Cost $377,458)		380,424

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 45.5%
Master Notes — 12.9%
Bank of America 5.383%, 12/01/06	$15,000	15,000
Bear Stearns 5.463%, 12/06/06	16,500	16,500
JPMorgan 5.393%, 12/15/06	17,500	17,500

		49,000

22

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Medium Term Notes — 5.7%
First Tennessee Bank 5.339%, 04/18/07 (C)	$7,500	$7,503
Liquid Funding LLC 5.350%, 11/30/07 (C)	5,000	4,999
SLM Student Loan Trust 5.320%, 12/07/06 (C)	9,500	9,501

		22,003
Repurchase Agreements — 26.9%
Bear Stearns 5.363%, 12/01/06	3,000	3,000
5.413%, 12/01/06	17,500	17,500
Lehman Brothers 5.363%, 12/01/06	82,716	82,716

		103,216

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $174,219)‡		174,219

TOTAL INVESTMENTS — 144.8% (Cost $551,677)*		554,643

Other Assets & Liabilities — (44.8)%
Dividends Payable
Class I		(862)
Class A		(4)
Class B		(1)
Investment Advisory Fees Payable		(126)
12b-1 Fees Payable
Class I		(53)
Class A		(2)
Class B		(2)
Administration Fees Payable		(19)
Custody Fees Payable		(4)
Trustees’ Fees Payable		(27)
Payable for Collateral for Loaned Securities		(174,219)
Payable for Investments Purchased		(8,338)
Payable for Shares of Beneficial Interest Redeemed		(414)
Other		12,564

Total Other Assets & Liabilities		(171,507)

TOTAL NET ASSETS — 100.0%		$383,136

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$393,055
Distributions in Excess of Net Investment Income	(259)
Accumulated Net Realized Loss on Investments	(12,626)
Net Unrealized Appreciation on Investments	2,966

Total Net Assets	$383,136

Net Asset Value, Offering and Redemption Price Per Share — Class I ($ 368,721,206 ÷ 34,807,335 outstanding shares of beneficial interest)	$10.59
Net Asset Value and Redemption Price Per Share — Class A ($8,985,995 ÷ 847,055 outstanding shares of beneficial interest)	$10.61
Maximum Offering Price Per Share — Class A ($10.61 ÷ 95.50%)	$11.11
Net Asset Value and Offering Price Per Share — Class B ($5,038,101 ÷ 474,569 outstanding shares of beneficial interest)	$10.62
Net Asset Value and Offering Price Per Share — Class C ($390,869 ÷ 36,746 outstanding shares of beneficial interest)	$10.64

*	Aggregate cost for Federal income tax purposes is (000) $551,874.

Gross unrealized appreciation (000)	$3,916
Gross unrealized depreciation (000)	(1,147)

Net unrealized appreciation (000)	$2,769

†	See Note 3 in Notes to Financial Statements.
‡	See Note 8 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $170,356.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $2,658 and represents 0.7% of net assets as of November 30, 2006.
(B)	Illiquid Security. Total market value of illiquid securities is (000) $314 and represents 0.1% of net assets as of November 30, 2006.
(C)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2006.
Cl	— Class
LLC	— Limited Liability Company
MTN	— Medium Term Note
PLC	— Public Liability Company

See Notes to Financial Statements.

23

Allegiant Limited Maturity Bond Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 22.9%
Bank of America Mortgage Securities, Series 2003-A, Cl 2A1 3.983%, 02/25/33 (A)	$470	$470
Bank of America Mortgage Securities, Series 2003-E, Cl 2A1 4.033%, 06/25/33 (A)	1,067	1,054
Chase Mortgage Finance, Series 2003-S4, Cl 2A2 5.000%, 04/25/18	1,246	1,239
Countrywide Alternative Loan Trust, Series 2004-29CB, Cl A6 4.000%, 01/25/35	920	903
Countrywide Home Loans, Series 2004-HYB4, Cl 3A 4.582%, 09/20/34 (A)	1,727	1,703
Credit Suisse First Boston Mortgage Securities, Series 2004-C1, Cl A2 3.516%, 01/15/37	3,725	3,632
Fannie Mae, Series 2002-74, Cl KD 5.500%, 02/25/17	1,178	1,179
Fannie Mae, Series 2002-94, Cl BA 5.000%, 05/25/27	2,052	2,041
Freddie Mac, Series 2003-2590, Cl PC 4.500%, 02/15/26	5,000	4,946
Freddie Mac, Series 2003-2617, Cl TH 4.500%, 05/15/15	4,000	3,953
Freddie Mac, Series 2004-H017, Cl A3 4.178%, 07/15/11 (A)	2,800	2,767
Freddie Mac, Series 2492, Cl A 5.250%, 05/15/29	235	235
Freddie Mac, Series 2523, Cl JB 5.000%, 06/15/15	597	595
Freddie Mac, Series 2608, Cl PF 5.500%, 09/15/27	2,000	2,017
Freddie Mac, Series 2712, Cl PV 4.500%, 03/15/11	2,054	2,038
Ginnie Mae, Series 2002-20, Cl PM 4.500%, 03/20/32	457	448
Ginnie Mae, Series 2002-58, Cl QA 6.000%, 02/16/29	72	72
Ginnie Mae, Series 2002-76, Cl TA 4.500%, 12/16/29	528	517
Ginnie Mae, Series 2004-76, Cl NA 4.500%, 08/20/27	2,094	2,072
Golden National Mortgage, Series 1998-GN1, Cl A 7.110%, 08/25/27 (B)	—	—
Residential Funding Mortgage Securities, Series 2003-S11, Cl A7 3.500%, 06/25/18	1,722	1,667
Structured Asset Securities, Series, 2003-1, Cl 2A1 6.000%, 02/25/18	1,534	1,539
Washington Mutual, Series 2002-S8, Cl 2A1 4.500%, 01/25/18	343	341
Wells Fargo MBS Trust, Series 2003-11, Cl A1 3.500%, 10/25/18	2,418	2,379

Total Collateralized Mortgage Obligations (Cost $37,877)		37,807

ASSET BACKED SECURITIES — 22.3%
Automotive — 15.3%
Carmax Auto Owner Trust, Series 2005-2, Cl A4 4.340%, 09/15/10	1,900	1,877
Chase Manhattan Auto Owner Trust, Series 2006-A, Cl A3 5.340%, 07/15/10	2,000	2,011
DaimlerChrysler Auto Trust, Series 2005-B, Cl A3 4.040%, 09/08/09	1,808	1,797
DaimlerChrysler Auto Trust, Series 2005-B, Cl A4 4.200%, 07/08/10	2,700	2,669
Hyundai Auto Receivables Trust, Series 2004-A, Cl A3 2.970%, 05/15/09	1,272	1,259
Morgan Stanley Auto Loan Trust, Series 2003, Cl HB1 2.170%, 04/15/11	2,363	2,355
Nissan Auto Receivables Owner Trust, Series 2005-A4, Cl A 3.820%, 07/15/10	2,400	2,362
USAA Auto Owner Trust, Series 2006-1, Cl A3 5.010%, 09/15/10	2,975	2,977
USAA Auto Owner Trust, Series 2004-1, Cl A3 2.060%, 04/15/08	100	99
Wachovia Auto Owner Trust, Series 2005-A, Cl A3 4.060%, 09/21/09	3,000	2,979
WFS Financial Owner Trust, Series 2005-3, Cl A4 4.390%, 05/17/13	2,350	2,330
World Omni Auto Receivables Trust, Series 2005-A, Cl A3 3.540%, 06/12/09	2,577	2,557

		25,272
Credit Cards — 5.2%
Bank One Issuance Trust, Series 2003-A7, Cl A7 3.350%, 03/15/11	3,000	2,933
Citibank Credit Card Issuance Trust, Series 2003-A3, Cl A3 3.100%, 03/10/10	1,900	1,855
MBNA Credit Card Master Note Trust, Series 2003-A11, Cl A11 3.650%, 03/15/11	3,800	3,719

		8,507
Mortgage Related — 1.8%
Bear Stearns, Series 1999-2, Cl AF2 7.910%, 10/25/29 (C)	259	261
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2002-2, Cl 1A6 5.214%, 08/25/13	2,407	2,406

24

	Par (000)	Value (000)
ASSET BACKED SECURITIES — continued
Mortgage Related — continued
GE Capital Mortgage Services, Series 1999-HE1, Cl A7 6.265%, 04/25/29	$354	$356

		3,023

Total Asset Backed Securities (Cost $ 36,717)		36,802

U.S. TREASURY OBLIGATIONS — 22.2%
U.S. Treasury Notes — 22.2%
4.875%, 10/31/08#	15,845	15,919
4.875%, 05/15/09#	20,555	20,721

Total U.S. Treasury Obligations (Cost $ 36,564)		36,640

CORPORATE BONDS — 16.3%
Automotive — 0.3%
DaimlerChrysler NA Holdings 5.640%, 03/07/07 (A)	440	440
Banks — 0.3%
National Westminster Bank PLC 7.375%, 10/01/09	538	572
Energy — 0.3%
Dominion Resources 5.125%, 12/15/09	550	550
Financials — 11.9%
Associates Corp. of North America 8.550%, 07/15/09	1,250	1,356
Bank of America 6.625%, 08/01/07	1,525	1,536
Bear Stearns 2.875%, 07/02/08	1,000	967
Caterpillar Financial Services (MTN) 4.500%, 09/01/08	1,480	1,465
CIT Group 5.000%, 11/24/08	1,000	999
General Electric Capital (MTN) 5.250%, 10/27/09	2,000	2,019
Goldman Sachs 6.650%, 05/15/09	1,045	1,086
HSBC Finance 5.875%, 02/01/09#	1,715	1,744
International Lease Finance (MTN) 3.125%, 05/03/07	1,250	1,239
JPMorgan Chase 6.375%, 04/01/08	1,750	1,774
Merrill Lynch (MTN) 4.831%, 10/27/08	735	732
Republic New York 7.750%, 05/15/09	720	767
Residential Capital 6.125%, 11/21/08	410	415
SLM (MTN) 4.000%, 01/15/09	1,022	999
US Bancorp 6.875%, 09/15/07	715	722
Wachovia 6.400%, 04/01/08	$1,700	$1,727

		19,547
Insurance — 0.9%
Allstate Life Global Funding Trusts 3.850%, 01/25/08	1,000	986
Reliastar Financial 6.500%, 11/15/08	425	435

		1,421
Real Estate Investment Trusts — 0.9%
EOP Operating 7.750%, 11/15/07	475	486
iStar Financial 5.788%, 03/03/08 (A)	650	652
Simon Property Group LP 6.375%, 11/15/07	425	429

		1,567
Telecommunications — 1.0%
GTE 6.460%, 04/15/08	1,255	1,273
Sprint Capital 6.000%, 01/15/07	400	400

		1,673
Transportation — 0.3%
FedEx 5.500%, 08/15/09	500	505
Utilities — 0.4%
MidAmerican Energy Holdings 4.625%, 10/01/07	665	661

Total Corporate Bonds (Cost $ 27,030)		26,936

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 15.1%
Federal Home Loan Mortgage Corporation — 4.3%
6.000%, 05/01/21	3,367	3,429
5.500%, 01/01/07	116	116
5.500%, 02/01/10	400	402
5.500%, 06/01/10	450	452
5.000%, 10/01/09	972	966
3.500%, 09/01/08	1,848	1,798

		7,163
Federal National Mortgage Association — 10.8%
7.500%, 07/01/08	15	15
5.563%, 09/01/36 (A)	2,387	2,406
5.500%, 10/01/09	373	375
5.500%, 09/01/17	2,318	2,336
5.225%, 12/01/34 (A)	1,295	1,290
5.000%, 11/01/12	1,545	1,540
4.880%, 07/01/34 (A)	2,334	2,324
4.876%, 04/01/35 (A)	3,294	3,259
4.657%, 11/01/32 (A)	671	679
4.338%, 10/01/33 (A)	1,343	1,337

25

Allegiant Limited Maturity Bond Fund STATEMENT OF NET ASSETS November 30, 2006 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
3.992%, 08/01/33 (A)	$2,187	$2,139

		17,700

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $25,064)		24,863

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.1%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $1,658)	1,657,910	1,658

Total Investments Before Collateral for Loaned Securities – 99.9% (Cost $164,910)‡		164,706

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 23.7%
Master Note — 3.0%
Bank of America 5.383%, 12/01/06	$5,000	5,000
Medium Term Notes — 5.7%
First Tennessee Bank 5.339%, 04/18/07 (A)	5,000	5,002
SLM Student Loan Trust 5.320%, 12/07/06 (A)	4,450	4,451

		9,453
Repurchase Agreement — 15.0%
Lehman Brothers 5.363%, 12/01/06	24,697	24,697

Total Short Term Investments Held as Collateralfor Loaned Securities (Cost $39,150)		39,150

TOTAL INVESTMENTS — 123.6% (Cost $204,060)*		203,856

Other Assets & Liabilities — (23.6)%
Dividends Payable
Class I		(294)
Class A		(3)
Investment Advisory Fees Payable		(48)
12b-1 Fees Payable
Class I		(23)
Class A		(1)
Administration Fees Payable		(8)
Custody Fees Payable		(2)
Trustees’ Fees Payable		(15)
Payable for Collateral for Loaned Securities		(39,150)
Payable for Shares of Beneficial Interest Redeemed		(232)
Other		807

Total Other Assets & Liabilities		(38,969)

TOTAL NET ASSETS — 100.0%		$164,887

Net Assets:
Shares of Beneficial Interest (Unlimited
Authorization — No Par Value)	175,550
Distributions in Excess of Net Investment Income	(369)
Accumulated Net Realized Loss on Investments	(10,090)
Net Unrealized Depreciation on Investments	(204)

Total Net Assets	$164,887

Net Asset Value, Offering and Redemption Price Per
Share — Class I ($159,863,700 ÷ 16,291,294 outstanding shares of beneficial interest)	$9.81
Net Asset Value and Redemption Price Per
Share — Class A ($3,834,088 ÷ 389,609 outstanding shares of beneficial interest)	$9.84
Maximum Offering Price Per Share — Class A ($9.84 ÷ 98.00%)	$10.04
Net Asset Value and Offering Price Per
Share — Class B ($690,912 ÷ 70,208 outstanding shares of beneficial interest)	$9.84
Net Asset Value and Offering Price Per
Share — Class C ($497,805 ÷ 50,603 outstandingshares of beneficial interest)	$9.84

*	Aggregate cost for Federal income tax purposes is (000) $204,061.

Gross unrealized appreciation (000)	$551
Gross unrealized depreciation (000)	(756)

Net unrealized depreciation (000)	$(205)

†	See Note 3 in Notes to Financial Statements.
‡	See Note 8 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $38,350.
(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2006.
(B)	Par and Value are less than $500.
(C)	Stepped Coupon Bond — the rate shown is the rate in effect on November 30, 2006.
Cl	— Class
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Liability Company

See Notes to Financial Statements.

26

Allegiant Total Return Advantage Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 51.6%
U.S. Treasury Bonds — 7.6%
6.250%, 08/15/23	$16,750	$19,809
5.375%, 02/15/31#	8,630	9,570

		29,379
U.S. Treasury Notes — 44.0%
5.500%, 05/15/09#	6,000	6,138
4.875%, 05/31/08#	9,580	9,608
4.875%, 07/31/11#	76,075	77,448
4.875%, 08/15/16#	20,000	20,635
4.750%, 05/15/14#	21,790	22,211
3.250%, 08/15/08#	35,175	34,397

		170,437

Total U.S. Treasury Obligations (Cost $196,523)		199,816

CORPORATE BONDS — 17.1%
Aerospace — 0.1%
TransDigm 7.750%, 07/15/14 (A)	300	310
Automotive — 0.3%
Ford Motor 7.000%, 10/01/13	750	720
General Motors Acceptance Corporation 6.750%, 12/01/14	500	514

		1,234
Banks — 0.3%
Lloyds TSB Group PLC 6.267%, 11/14/16 (A) (B)	950	965
Cable — 0.5%
Comcast 5.875%, 02/15/18	1,215	1,223
CSC Holdings, Cl B 8.125%, 08/15/09	390	405
Rogers Cable 6.750%, 03/15/15	300	306

		1,934
Chemicals — 0.1%
Lyondell Chemical 8.250%, 09/15/16	425	444
Commercial Services — 0.4%
Beazer Homes USA 8.625%, 05/15/11	450	464
Time Warner 6.500%, 11/15/36	935	958

		1,422
Consumer Non-Cyclical — 0.7%
ACCO Brands 7.625%, 08/15/15	400	395
GSC Holdings 8.000%, 10/01/12#	590	618
Iron Mountain 7.750%, 01/15/15	390	400
Quiksilver 6.875%, 04/15/15	350	343
Walt Disney 5.625%, 09/15/16	1,045	1,073

		2,829
Consumer Services — 1.5%
Avis Budget Car Rental 7.750%, 05/15/16 (A)	675	652
Caesars Entertainment 8.125%, 05/15/11	345	358
Clear Channel Communications 5.500%, 12/15/16#	800	662
Education Management 8 .750%, 06/01/14 (A)	500	518
H&E Equipment Services 8.375%, 07/15/16	300	311
Hertz 8 .875%, 01/01/14 (A)	300	313
Mandalay Resort Group 6.500%, 07/31/09	250	254
MGM Mirage 8.375%, 02/01/11	800	836
Mohegan Tribal Gaming Authority 8.000%, 04/01/12	155	162
Royal Caribbean Cruises 7.250%, 06/15/16	400	411
Station Casinos 6.000%, 04/01/12 (C)	740	714
Vail Resorts 6.750%, 02/15/14	380	379
Wynn Las Vegas LLC 6.625%, 12/01/14	225	223

		5,793
Consumer Staples — 0.2%
Del Monte 8.625%, 12/15/12	560	594
Energy — 1.0%
Chesapeake Energy 7 .500%, 06/15/14	740	768
ConocoPhillips Canada Funding 5.950%, 10/15/36	1,000	1,057
Denbury Resources 7.500%, 04/01/13	725	739
MarkWest Energy Partners 8.500%, 07/15/16 (A)	300	304
PHI 7.125%, 04/15/13 (A)	300	290
Southern Union 7.200%, 11/01/45 (B)	720	729

		3,887
Financials — 7.1%
Bank of America 7.800%, 09/15/16	3,300	3,923
Citigroup 7.250%, 10/01/10	3,045	3,279
General Electric Capital 6.750%, 03/15/32	3,000	3,557
Global Cash Access LLC 8.750%, 03/15/12	420	446
Goldman Sachs 6.450%, 05/01/36	1,340	1,442

27

Allegiant Total Return Advantage Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
HSBC Finance 6.375%, 10/15/11	$2,175	$2,297
HSBC Holdings 6.500%, 05/02/36	700	779
International Lease Finance 5.000%, 04/15/10	875	872
JPMorgan Chase Capital 5.875%, 03/15/35#	1,925	1,933
KeyBank 5.800%, 07/01/14	800	826
Lehman Brothers Holdings (MTN) 5.750%, 05/17/13	600	617
Merrill Lynch 6.050%, 05/16/16	1,250	1,315
Morgan Stanley 4.750%, 04/01/14	1,635	1,584
MUFG Capital Finance 1 6.346%, 07/25/16(B)	725	750
NRG Energy 7.250%, 02/01/14	740	742
Residential Capital 6.500%, 04/17/13	1,100	1,143
UBS Preferred Funding Trust V 6.243%, 05/15/16(B)	550	579
USB Capital IX 6.189%, 04/15/11(B)	660	679
Wachovia Capital Trust III 5.800%, 08/29/49(B)	925	938

		27,701
Industrials — 1.0%
Ball 6.625%, 03/15/18	200	198
Caterpillar 6.050%, 08/15/36	925	994
Freescale Semiconductor 10.125%, 12/15/16(A)	500	508
K. Hovnanian Enterprises 8.625%, 01/15/17#	950	1,002
Stanley Works Capital Trust I 5.902%, 12/01/45(B)	750	711
Terex 9.250%, 07/15/11	390	409

		3,822
Insurance — 1.1%
American General Finance (MTN) 3.875%, 10/01/09#	805	780
Assurant 6.750%, 02/15/34	950	1,059
ING Groep NV 5.775%, 12/29/49(B)	1,500	1,512
Protective Life Secured Trust 4.850%, 08/16/10	950	947

		4,298
Media — 0.4%
DIRECTV Group 8.375%, 03/15/13	736	768
Echostar DBS 7.125%, 02/01/16	500	499
Sinclair Broadcast Group 8.750%, 12/15/11	285	298

		1,565
Real Estate — 0.3%
WEA Finance LLC 5.700%, 10/01/16 (A)	1,150	1,171
Real Estate Investment Trusts — 0.3%
iStar Financial 5.950%, 10/15/13 (A)	1,250	1,275
Sovereign Agency — 0.0%
Idearc 8.000%, 11/15/16 (A)	150	153
Technology — 0.1%
Sungard Data Systems 10.250%, 08/15/15	400	426
Telecommunications — 0.7%
GTE 6.940%, 04/15/28	1,660	1,776
Telecom Italia Capital SA 5.250%, 11/15/13	1,085	1,050

		2,826
Transportation — 0.4%
FedEx 6.720%, 01/15/22	1,347	1,467
Utilities — 0.6%
Midamerican Energy Holdings 6.125%, 04/01/36	1,125	1,184
Tampa Electric 6.550%, 05/15/36	925	1,017

		2,201

Total Corporate Bonds (Cost $64,874)		66,317

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.8%
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Cl A4A 4.871%, 09/11/42	4,100	4,035
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Cl A4 5.400%, 07/15/44# (B)	5,300	5,369
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4 5.230%, 12/15/40 (B)	4,500	4,535
Fannie Mae, Series 2003-69, Cl PM 3.500%, 07/25/33	4,384	3,994
Fannie Mae, Series 2005-87, Cl NH 5.000%, 10/25/25	9,750	9,333
First Horizon Mortgage Trust, Series 2004-4, Cl 2A3 4.500%, 07/25/19	4,294	4,051
Residential Funding Mortgage Securities, Series 2004-S6, Cl 3A2 4.500%, 06/25/19	7,200	6,745

28

	Par (000)		Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Wells Fargo Securities Trust, Series 2004-K, Cl 2A11 4.733%, 07/25/34 (B)	$4,000		$3,885

Total Collateralized Mortgage Obligations (Cost $41,349)			41,947

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 8.6%
Federal Home Loan Mortgage Corporation — 0.0%
8.750%, 05/01/08	—	(D)	—	(D)
7.500%, 12/01/10	—	(D)	—	(D)

			—
Federal National Mortgage Association — 8.6%
5.500%, 09/01/17	4,310		4,345
5.500%, 11/01/21	2,550		2,563
5.000%, 06/01/20	4,886		4,844
5.000%, 11/01/21	2,125		2,106
4.876%, 04/01/35 (B)	9,059		8,961
4.500%, 09/01/35	11,202		10,664
			33,483

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $33,686)			33,483

ASSET BACKED SECURITIES — 4.7%
Automotive — 0.8%
WFS Financial Owner Trust, Series 2005-3, Cl A4 4.390%, 05/17/13	3,325		3,297
Credit Cards — 3.0%
Bank One Issuance Trust, Series 2002-A1, Cl A1 5.430%, 01/15/10 (B)	5,000		5,006
Citibank Credit Card Issuance Trust, Series 2006-A5, Cl A5 5.300%, 05/20/11	6,700		6,772

			11,778
Other — 0.9%
Atlantic City Electric Transition Funding LLC, Series 2002-1, Cl A4 5.550%, 10/20/23	3,175		3,312

Total Asset Backed Securities (Cost $18,124)			18,387

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.5%
Federal Home Loan Bank — 4.0%
6.500%, 08/15/07	3,800		3,836
5.147%, 12/01/06 (DN) (E)	500		500
4.750%, 03/14/08	11,300		11,282

			15,618
Federal Home Loan Mortgage Corporation — 0.0%
4.000%, 08/17/07	95		94
Federal National Mortgage Association — 0.5%
4.750%, 08/03/07	1,725		1,721

Total U.S. Government Agency Obligations (Cost $17,428)			17,433

NON-AGENCY MORTGAGE-BACKED SECURITY — 0.0%
Thirty-Seventh FHA Insurance Project 7.430%, 05/01/22 (C) (F)	46		46
(Cost $46)

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.3%
Allegiant Advantage Institutional Money Market Fund, Class I†	8,585,447		8,585

(Cost $8,585)
Total Investments Before Collateral for Loaned Securities – 99.6% (Cost $380,615)			386,014

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 45.5%
Master Notes — 12.0%
Bank of America 5.383%, 12/01/06	12,500		12,500
Bear Stearns 5.463%, 12/06/06	16,500		16,500
JPMorgan 5.393%, 12/15/06	17,500		17,500

			46,500
Medium Term Notes — 7.1%
First Tennessee Bank 5.339%, 04/18/07 (B)	7,500		7,503
Liquid Funding LLC 5.350%, 11/30/07 (B)	5,000		4,999
Natexis Banque NY 5.375%, 05/08/07 (B)	5,000		5,000
SLM Student Loan Trust 5.320%, 12/07/06 (B)	10,000		10,001

			27,503
Repurchase Agreement — 26.4%
Lehman Brothers 5.363%, 12/01/06	102,602		102,603

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $176,606)‡			176,606

TOTAL INVESTMENTS — 145.1% (Cost $557,221)*			$562,620

29

Allegiant Total Return Advantage Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

Value (000)
Other Assets & Liabilities — (45.1)%
Dividends Payable
Class I	$(978)
Class A	(5)
Class B	(1)
Investment Advisory Fees Payable	(126)
12b-1 Fees Payable
Class I	(39)
Class A	(1)
Administration Fees Payable	(19)
Custody Fees Payable	(2)
Trustees’ Fees Payable	(20)
Payable for Collateral for Loaned Securities	(176,606)
Payable for Investments Purchased	(1,941)
Payable for Shares of Beneficial Interest Redeemed	(290)
Other	5,024

Total Other Assets & Liabilities	(175,004)

TOTAL NET ASSETS — 100.0%	$387,616

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$386,444
Distributions in Excess of Net Investment Income	(413)
Accumulated Net Realized Loss on Investments	(3,831)
Net Unrealized Appreciation on Investments	5,416

Total Net Assets	$387,616

Net Asset Value and Redemption Price Per Share — Class I($377,456,293 ÷ 37,046,516 outstanding shares of beneficial interest)	$10.19
Net Asset Value and Redemption Price Per Share — Class A($8,653,561 ÷ 848,944 outstanding shares of beneficial interest)	$10.19
Maximum Offering Price Per Share- Class A ($10.19 ÷ 95.50%)	$10.67
Net Asset Value and Redemption Price Per Share — Class B($1,226,876 ÷ 120,002 outstanding shares of beneficial interest)	$10.22
Net Asset Value and Redemption Price Per Share — Class C($279,513 ÷ 27,378 outstanding shares of beneficial interest)	$10.21

*	Aggregate cost for Federal income tax purposes is (000) $557,567.

Gross unrealized appreciation (000)	$5,703
Gross unrealized depreciation (000)	(650)

Net unrealized appreciation (000)	$5,053

†	See Note 3 in Notes to Financial Statements.
‡	See Note 8 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $172,979.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $6,459 and represents 1.7% of net assets as of November 30, 2006.
(B)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2006.
(C)	Illiquid Security. Total market value of illiquid securities is (000) $760 and represents 0.2% of net assets as of November 30, 2006.
(D)	Par and Value are less than $500.
(E)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.
(F)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees.
Cl	— Class
DN	— Discount Note
FHA	— Federal Housing Authority
LLC	— Limited Liability Company
MTN	— Medium Term Note
PLC	— Public Liability Company

Foreign Currency Contracts:

Settlement Month	Type	Contracts to Receive (000)	In Exchange For (000)	Contracts at Value (000)	Unrealized Appreciation (000)
12/07	Buy	JPY 720,000	$6,228	$6,245	$17

JPY — Japanese Yen

Total Return Swap Agreement:

	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Agreement with Lehman Brothers to receive monthly total returns on Lehman High Yield Index and pay monthly a floating rate based on 1–month LIBOR minus 0.20%	04/01/07	$5,000	$—

Assets in an amount at least equal to the Notional Cost Amount of the Total Return Swap Agreement have been segregated by the Fund.

See Notes to Financial Statements.

30

Allegiant Ultra Short Bond Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 25.2%
Automotive — 18.5%
BMW Vehicle Owner Trust, Series 2005-A, Cl A3 4.040%, 02/25/09	$1,798	$1,789
Carmax Auto Owner Trust, Series 2005-2, Cl A2 4.100%, 05/15/08	662	662
Chase Manhattan Auto Owner Trust, Series 2006-B, Cl A2 5.280%, 10/15/09	1,520	1,522
DaimlerChrysler Auto Trust, Series 2005-B, Cl A3 4.040%, 09/08/09	1,808	1,797
Nissan Auto Receivables Owner Trust, Series 2005-B, Cl A3 3.990%, 07/15/09	1,374	1,364
Nissan Auto Receivables Owner Trust, Series 2004-B, Cl A3 3.350%, 05/15/08	927	921
USAA Auto Owner Trust, Series 2004-3, Cl A3 3.160%, 02/17/09	898	891
Wachovia Auto Owner Trust, Series 2005-A, Cl A3 4.060%, 09/21/09	2,250	2,234
WFS Financial Owner Trust, Series 2003-3, Cl A4 3.250%, 05/20/11	1,311	1,297
World Omni Auto Receivables Trust, Series 2004-A, Cl A3 3.290%, 11/12/08	735	732
World Omni Auto Receivables Trust, Series 2005-A, Cl A3 3.540%, 06/12/09	1,452	1,441

		14,650
Credit Cards — 4.4%
Bank One Issuance Trust, Series 2002-A3, Cl A3 3.590%, 05/17/10	2,000	1,976
Citibank Credit Card Issuance Trust, Series 2003-A3, Cl A3 3.100%, 03/10/10	1,500	1,464

		3,440
Energy — 1.9%
Peco Energy Transition Trust, Series 1999-A, Cl A7 6.130%, 03/01/09	1,480	1,497
Utilities — 0.4%
Oncor Electric Delivery, Transition Bond, Series 2003-1, Cl A1 2.260%, 02/15/09	315	314

Total Asset Backed Securities (Cost $19,861)		19,901

COLLATERALIZED MORTGAGE OBLIGATIONS — 24.4%
Bank of America Mortgage Securities, Series 2003-A, Cl 1A1 6.487%, 02/25/33 (A)	45	46
Chase Mortgage Finance, Series 2004-S3, Cl 2A1 5.250%, 03/25/34	2,046	2,033
Credit Suisse First Boston Mortgage Securities, Series 2004-C1, Cl A2 3.516%, 01/15/37	2,000	1,950
Fannie Mae, Series 2002-61, Cl PE 5.500%, 05/25/16	1,813	1,812
Fannie Mae, Series 2003-35, Cl MB 4.500%, 06/25/13	2,773	2,753
Fannie Mae, Series 2003-60, Cl PA 3.500%, 04/25/19	1,338	1,315
Fannie Mae, Series 2005-51, Cl PA 5.500%, 01/25/25	2,278	2,283
Freddie Mac, Series 1602, Cl PH 6.000%, 04/15/23	1,481	1,482
Freddie Mac, Series 2513, Cl JC 5.000%, 06/15/14	1,385	1,381
Freddie Mac, Series 2527, Cl BN 5.000%, 02/15/16	1,662	1,651
Freddie Mac, Series 2660, Cl MH 3.500%, 05/15/18	120	120
Freddie Mac, Series 2714 Cl CK 4.000%, 06/15/24	907	897
Ginnie Mae, Series 2002-76, Cl TA 4.500%, 12/16/29	168	165
Washington Mutual, Series 2002-AR10, Cl A6 4.816%, 10/25/32 (A)	1,402	1,395

Total Collateralized Mortgage Obligations (Cost $19,338)		19,283

U.S. TREASURY OBLIGATIONS — 20.4%
U.S. Treasury Notes — 20.4%
4.375%, 01/31/08#	9,960	9,914
3.250%, 08/15/08#	6,325	6,185

Total U.S. Treasury Obligations (Cost $16,084)		16,099

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.2%
Federal Home Loan Mortgage Corporation — 6.4%
4.625%, 02/21/08	5,100	5,083
Federal National Mortgage Association — 6.8%
2.375%, 02/15/07 #	5,360	5,330

Total U.S. Government Agency Obligations (Cost $10,395)		10,413

CORPORATE BONDS — 9.2%
Automotive — 0.4%
DaimlerChrysler NA Holdings 5.640%, 03/07/07 (A)	315	315
Banks — 0.6%
Republic New York 5.875%, 10/15/08	445	450

31

Allegiant Ultra Short Bond Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — 6.0%
Bank of America 6.625%, 08/01/07	$887	$894
Citigroup 5.431%, 11/01/07 (A)	1,000	1,002
JPMorgan Chase 6.700%, 11/01/07	1,250	1,267
SLM (MTN) 3.625%, 03/17/08	865	846
UBS Paine Webber Group 7.625%, 10/15/08	740	779

		4,788
Insurance — 0.6%
Reliastar Financial 6.500%, 11/15/08	500	512
Real Estate Investment Trusts — 1.1%
EOP Operating 7.750%, 11/15/07	575	589
Simon Property Group LP 6.375%, 11/15/07	250	252

		841
Utilities — 0.5%
MidAmerican Energy Holdings 4.625%, 10/01/07	400	398

Total Corporate Bonds (Cost $7,316)		7,304

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 5.8%
Federal National Mortgage Association — 5.8%
5.500%, 12/01/11	2,295	2,307
5.146%, 01/01/36 (A)	2,307	2,308

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $4,632)		4,615

	Number of Shares

AFFILIATED MONEY MARKET FUND — 1.3%
Allegiant Money Market Fund, Class I† (Cost $1,035)	1,035,381	1,035

Total Investments Before Collateral for Loaned Securities – 99.5% (Cost $78,661)		78,650

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 21.8%
Master Notes — 9.2%
Bank of America 5.383%, 12/01/06	$2,500	2,500
Bear Stearns 5.463%, 12/06/06	3,000	3,000
JPMorgan 5.393%, 12/15/06	1,750	1,750

		7,250
Repurchase Agreement — 12.6%
Lehman Brothers 5.363%, 12/01/06	9,983	9,983

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $17,233)‡		17,233

TOTAL INVESTMENTS — 121.3%
(Cost $95,894)*		95,883

Other Assets & Liabilities — (21.3)%
Dividends Payable Class I		(111)
Investment Advisory Fees Payable		(13)
12b-1 Fees Payable Class I		(8)
Administration Fees Payable		(4)
Custody Fees Payable		(1)
Trustees’ Fees Payable		(11)
Payable for Collateral for Loaned Securities		(17,233)
Other		531

Total Other Assets & Liabilities		(16,850)

TOTAL NET ASSETS — 100.0%		$79,033

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$82,129
Undistributed Net Investment Income		285
Accumulated Net Realized Loss on Investments		(3,370)
Net Unrealized Depreciation on Investments		(11)

Total Net Assets		$79,033

Net Asset Value, Offering and Redemption Price Per Share — Class I ($ 77,588,213 ÷ 7,842,101 outstanding shares of beneficial interest)		$9.89
Net Asset Value and Redemption Price Per Share — Class A ($1,444,634 ÷ 146,174outstanding shares of beneficial interest)		$9.88
Maximum Offering Price Per Share — Class A ($9.88 ÷ 99.00%)		$9.98

*	Aggregate cost for Federal income tax purposes is (000) $95,895.

Gross unrealized appreciation (000)	$159
Gross unrealized depreciation (000)	$(171)

Net unrealized depreciation (000)	$(12)

†	See Note 3 in Notes to Financial Statements.
‡	See Note 8 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $16,753.
(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2006.
Cl	— Class
LP	— Limited Partnership
MTN	— Medium Term Note

See Notes to Financial Statements.

32

Allegiant Intermediate Tax Exempt Bond Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 99.1%
Arizona — 1.5%
Tucson Street & Highway User Authority (RB) Series A (MBIA) 7.000%, 07/01/11	$1,500	$1,718
California — 0.3%
Foothill/Eastern Corridor Capital Appreciation (RB) (ETM) (FSA) 4.894%, 01/01/29 (A)	1,000	391
Colorado — 1.6%
Colorado Water Resource Power Development Authority (RB) Series A 6.300%, 09/01/14	35	35
El Paso County Colonial Falcon School District Number 49, Prerefunded 12/01/11 @ 100 (GO) (FGIC) 5.750%, 12/01/15	1,665	1,834

		1,869
Florida — 5.1%
Florida Board of Education (GO) (ETM) 9.125%, 06/01/14	135	180
Florida Board of Education Capital Outlay (GO) Series D 5.750%, 06/01/22	1,000	1,075
Gulf Breeze Capital Funding (RB) Series A (MBIA) (VRDN) 3.800%, 12/01/17	1,000	1,092
Hillsborough County Capital Improvement, Mosi & County Center Project (RB) (MBIA) 5.000%, 07/01/16	1,750	1,937
Orlando & Orange County Expressway Authority (RB) Series A (AMBAC) 5.250%, 07/01/16	1,500	1,642

		5,926
Georgia — 6.3%
Atlanta Water & Waste Water Authority (RB) Series A (FGIC) 5.500%, 11/01/13	2,000	2,221
Fulton County Development Authority, Georgia Tech Athletic Association (RB) (AMBAC) 5.500%, 10/01/17	1,750	1,930
Georgia Municipal Electric Authority (RB) Series X (MBIA) 6.500%, 01/01/12	2,000	2,162
Georgia State (GO) Series B 6.650%, 03/01/09	1,000	1,068

		7,381
Hawaii — 1.9%
Honolulu City & County (GO) Series C (MBIA) 5.000%, 07/01/20	2,000	2,173
Illinois — 8.4%
Champaign County Community United School District Number 116 Urbana (GO) (FGIC) 5.375%, 01/01/15	1,735	1,944
Chicago (GO) Series A (MBIA) 5.500%, 01/01/14	160	173
Chicago, Prerefunded 01/01/11 @ 101 (GO) Series A (MBIA) 5.500%, 01/01/14	740	801
Illinois Highway Toll Authority (RB) Series A (FSA) 5.500%, 01/01/13	1,000	1,104
Illinois Sales Tax Program (RB) Series Q 6.000%, 06/15/12	1,000	1,091
Illinois State (GO) (FGIC) 5.500%, 02/01/16	1,000	1,087
Lake County Community Consolidated School District Number 50, Prerefunded 12/01/08 @ 100 (GO) Series A (FGIC) 6.000%, 12/01/20	1,000	1,048
Lake County Community Consolidated School District Number 50, Woodland (GO) (FSA) 5.000%, 01/01/19	1,280	1,400
University of Illinois (RB) (MBIA) 5.000%, 04/01/18	1,000	1,095

		9,743
Indiana — 14.7%
Ball State University, Housing and Dining System (RB) (FSA) 5.000%, 07/01/21	2,190	2,376
East Chicago Elementary School Building Corporation, First Mortgage (RB) 6.250%, 01/05/16	1,750	1,958
Fort Wayne South Side School Building Corporation, First Mortgage (RB) (FSA) 4.750%, 07/15/11	500	509
Hammond Multi-School Building Corporation, First Mortgage (RB) Series B (ETM) 6.000%, 01/15/18	1,000	1,165
Indiana Transportation Finance Authority (RB) Series C (FGIC) 5.500%, 12/01/15	1,000	1,138
Indiana University (RB) Series 0 (FGIC) 5.000%, 08/01/21	1,375	1,469
Indianapolis Local Improvement Project (RB) Series D (AMBAC) 5.375%, 02/01/17	1,250	1,326
Purdue University (COP) 5.250%, 07/01/21	3,240	3,711
Wawasee Community School Corporation (RB) (FSA) 5.000%, 07/15/18	1,000	1,111
Westfield High School Building Corporation (RB) (FSA) 5.000%, 07/15/18	2,135	2,352

		17,115
Massachusetts — 2.4%
Massachusetts Bay Transportation Authority, General Transportation Systems Project (RB) Series A 5.750%, 03/01/18	655	658

33

Allegiant Intermediate Tax Exempt Bond Fund

STATEMENT OF NET ASSETS

November 30,2006 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Massachusetts — continued
Massachusetts, Prerefunded 08/01/12 @ 100 (GO) Series D (MBIA) 5.375%, 08/01/20	$2,000	$2,182

		2,840
Michigan — 4.5%
Byron Center Public School (GO) (MBIA) 8.250%, 05/01/08	1,380	1,469
Goodrich Area School District (GO) Series A (FSA) 5.750%, 05/01/12	600	665
Grand Valley State University, Prerefunded 12/01/10 @ 100 (RB) (FGIC) 5.750%, 12/01/14	1,370	1,483
Michigan Municipal Bond Authority (RB) Series A 5.250%, 06/01/12	1,470	1,591

		5,208
Mississippi — 1.1%
Mississippi Development Bank Special Obligation, Biloxi Mississippi Project (RB) Series A (AMBAC) 5.000%, 11/01/14	1,190	1,304
Missouri — 3.2%
Missouri Environmental Improvement Authority, Revolving Fund Program (RB) Series B 5.500%, 07/01/16	1,000	1,144
Missouri State Health and Educational Facilities Authority, St. Louis University Project (RB) Series A (MBIA) (VRDN) 3.720%, 10/01/35	2,600	2,600

		3,744
Nevada — 3.8%
Clark County (GO) (AMBAC) 5.000%, 11/01/18	2,000	2,198
Clark County School District, Prerefunded 12/15/11 @ 100 (GO) Series F (FSA) 5.500%, 06/15/17	1,000	1,091
Nevada (GO) Series A-1 6.000%, 05/15/09	1,000	1,056

		4,345
New Jersey — 1.0%
New Jersey State Transportation Trust Fund Authority, Transportation System (RB) Series B (FGIC) 5.250%, 12/15/14	1,000	1,111
New Mexico — 1.2%
New Mexico Finance Authority (RB) (MBIA) 5.000%, 06/15/19	1,310	1,435
New York — 2.2%
Buffalo Sewer Authority (RB) Series F (FGIC) 6.000%, 07/01/13	1,300	1,487
New York State Power Authority, Prerefunded 01/01/10 @ 100 (RB) 7.000%, 01/01/18	1,000	1,102

		2,589
North Carolina — 1.1%
Iredell County, Iredell County School Project (COP) (AMBAC) 5.000%, 06/01/14	1,140	1,252
Ohio — 8.4%
Butler County Transportation Improvement, Prerefunded 04/01/08 @ 102 (RB) Series A (FSA) 6.000%, 04/01/10	1,000	1,051
5.500%, 04/01/09	1,150	1,202
Cleveland Public Power Systems, First Mortgage (RB) Series 1 (MBIA) 6.000%, 11/15/10	995	1,084
Delaware County Capital Facilities, Prerefunded 12/01/10 @ 101 (GO) 6.000%, 12/01/12	545	600
Forest Hills Local School District (GO) (MBIA) 6.000%, 12/01/09	830	889
Ohio Department of Administrative Services Office Project (COP) (AMBAC) 5.000%, 12/15/12	1,010	1,044
Ohio Housing Finance Agency, Single-Family Housing Mortgage, Prerefunded 01/15/13 @ 81.88 (RB) (FGIC) | 6.399%, 01/15/15 (A)	1,340	872
Ohio State Higher Educational Facilities Commission, Case Western Reserve University Project (RB) 6.250%, 10/01/17	1,310	1,594
Ohio State Higher Educational Facilities Commission, University of Dayton 2001 Project (RB) (AMBAC) 5.500%, 12/01/11	300	327
Perrysburg Exempted Village School District (GO) 5.350%, 12/01/25	1,000	1,063

		9,726
Oklahoma — 2.4%

Grand River Dam Authority (RB) (AMBAC) 6.250%, 06/01/11	2,500	2,777
Pennsylvania — 0.7%
State Public School Building Authority, Montgomery County Community College Project (RB) 4.600%, 05/01/12	160	168
Westmoreland County Capital Appreciation (RB) Series A (MBIA) 5.041%, 08/15/23 (A)	1,345	665

		833
South Carolina — 2.1%
Charleston County Public Improvement (GO) 6.000%, 09/01/09	1,000	1,065

34

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
South Carolina — continued
South Carolina State Public Service Authority (RB) Series B (MBIA) 5.000%, 01/01/19	$1,200	$1,312

		2,377
Tennessee — 1.8%
Memphis Electrical System (RB) Series A (MBIA) 5.000%, 12/01/11	2,000	2,135
Texas — 11.1%
Alamo Community College District (GO) Series A (MBIA) 5.000%, 08/15/18	1,405	1,533
Austin Water & Wastewater System (RB) (MBIA) 5.000%, 11/15/17	1,430	1,580
Austin Water & Wastewater System (RB) Series A (AMBAC) 5.500%, 11/15/14	1,000	1,130
Comal Independent School District (GO) (PSF-GTD) 5.500%, 02/01/19	500	535
Conroe Independent School District (GO) 5.500%, 02/15/15	195	203
Houston (GO) Series E (AMBAC) 5.000%, 03/01/15	1,500	1,642
Houston Water & Sewer System, Prerefunded 12/01/11 @ 100 (RB) Series A (FSA) 5.500%, 12/01/13	700	761
Houston Water & Sewer System (RB) Series A (FSA) 5.500%, 12/01/13	800	875
Lewisville Independent School District (GO) (PSF-GTD) 5.000%, 08/15/16	1,000	1,103
Robinson Independent School District (GO) (PSF-GTD) 5.750%, 08/15/12	575	608
Texas State Water Financial Assistance (GO) 5.500%, 08/01/17	1,125	1,214
United Independent School District, Prerefunded 08/15/12 @ 100 (GO) (PSF-GTD) 5.375%, 08/15/16	1,585	1,735

		12,919
Utah — 1.8%
Intermountain Power Agency (RB) Series E (FSA) 6.250%, 07/01/09	2,000	2,132
Virginia — 1.9%
Virginia College Building Authority, Higher Education Financing Program (RB) Series A 5.000%, 09/01/15	1,975	2,184
Washington — 6.3%
King County School District Number 406 South Central (GO) (FSA) 5.000%, 12/01/17	2,000	2,181
King County School District Number 412 Shoreline (GO) (FSA) 5.250%, 12/01/17	1,000	1,110
Seattle Municipal Light & Power (RB) 5.625%, 12/01/18	2,000	2,135
Washington State (GO) Series D (AMBAC) 5.000%, 01/01/15	1,700	1,862

		7,288
Wisconsin — 2.3%
Milwaukee (GO) Series B10 (AMBAC) 5.000%, 02/15/18	2,485	2,715

Total Municipal Bonds (Cost $111,169)		115,230

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.3%
Allegiant Tax-Exempt Money Market Fund, Class I† (Cost $363)	363,154	363

TOTAL INVESTMENTS — 99.4% (Cost $111,532)*		115,593

Other Assets & Liabilities — 0.6%
Dividends Payable
Class I		(337)
Class A		(7)
Investment Advisory Fees Payable		(38)
12b-1 Fees Payable
Class I		(14)
Class A		(1)
Administration Fees Payable		(6)
Custody Fees Payable		(2)
Trustees’ Fees Payable		(9)
Payable for Investments Purchased		(3,669)
Payable for Shares of Beneficial Interest Redeemed		(50)
Other		4,787

Total Other Assets & Liabilities		654

TOTAL NET ASSETS — 100.0%		$116,247

35

Allegiant Intermediate Tax Exempt Bond Fund

STATEMENT OF NET ASSETS

November 3 0, 2006 (Unaudited)

Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$110,891
Distributions in Excess of Net Investment Income	(384)
Undistributed Net Realized Gain on Investments	1,679
Net Unrealized Appreciation on Investments	4,061

Total Net Assets	$116,247

Net Asset Value, Offering and Redemption Price Per Share — Class I ($ 109,895,248 ÷ 10,906,834 outstanding shares of beneficial interest)	$10.08
Net Asset Value and Redemption Price Per Share — Class A ($5,924,709 ÷ 586,228 outstanding shares of beneficial interest)	$10.11
Maximum Offering Price Per Share — Class A ($10.11 ÷ 97.00%)	$10.42
Net Asset Value and Offering Price Per Share — Class B ($421,330 ÷ 41,839 outstanding shares of beneficial interest)	$10.07
Net Asset Value and Offering Price Per Share — Class C ($6,032 ÷ 599 outstanding shares of beneficial interest)	$10.07

*	Aggregate cost for Federal income tax purposes is (000) $111,532.

Gross unrealized appreciation (000)	$4,077
Gross unrealized depreciation (000)	(16)

Net unrealized appreciation (000)	$4,061

†	See Note 3 in Notes to Financial Statements.
(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

AMBAC	— American Municipal Bond Assurance Corporation
COP	— Certificate of Participation
ETM	— Escrowed to Maturity
FGIC	— Federal Guaranty Insurance Corporation
FSA	— Federal Security Assurance
GO	— General Obligation
MBIA	— Municipal Bond Insurance Association
PSF-GTD	— Public School Fund - Guaranteed
RB	— Revenue Bond
VRDN	— Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2006, and the date shown is the final maturity date, not the next reset or put date.

Assets in an amount at least equal to the market value of when-issued and delayed delivery securities have been segregated by the Fund.

See Notes to Financial Statements.

36

Allegiant Michigan Intermediate Municipal Bond Fund

STATEMENT OF NET ASSETS

November 30,2006 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 97.8%
Michigan — 93.9%
Anchor Bay School District (GO) Series II (FGIC) 6.125%, 05/01/11	$350	$386
Byron Center Public School (GO) (MBIA) 8.250%, 05/01/09	1,380	1,527
Central Michigan University (RB) (FGIC) 5.000%, 10/01/18	1,000	1,025
Chippewa Valley School District, Prerefunded 05/01/12 @ 100 (GO) 5.500%, 05/01/16	1,000	1,096
Clarkston Community Schools (GO) (MBIA) 5.000%, 05/01/16	1,000	1,107
Detroit Downtown Development (GO) Series A (AMBAC) 6.250%, 07/15/11	1,600	1,774
Detroit Sewer Disposal (RB) Series C (FGIC) 5.250%, 07/01/16	1,600	1,807
Detroit Water Supply System (RB) (FGIC) 6.500%, 07/01/15	1,000	1,204
Detroit Water Supply System (RB) Series A (MBIA) 6.000%, 07/01/13	1,000	1,140
Detroit Water Supply System (RB) Series B (MBIA) 5.550%, 07/01/12	2,000	2,195
East Lansing Public Schools (GO) Series B (MBIA) 5.000%, 05/01/20	1,750	1,893
Forest Hills Public Schools (GO) 5.000%, 05/01/12	1,000	1,068
Goodrich Area School District (GO) Series A (FSA) 5.750%, 05/01/12	420	466
Grand Rapids Building Authority (RB) 5.000%, 04/01/15	1,570	1,721
Grand Rapids Community College (GO) (FSA) 5.000%, 05/01/17	1,315	1,452
Grand Rapids Sanitation & Sewer Systems (RB) Series A (FGIC) 5.375%, 01/01/16	1,535	1,739
Haslett Public School District (GO) (MBIA) 5.000%, 05/01/15	1,030	1,134
Ingham County Building Authority (GO) (MBIA) 5.000%, 07/01/16	1,010	1,110
Jenison Public Schools (GO) (FGIC) 5.250%, 05/01/12	1,000	1,084
Kalamazoo Hospital Finance Authority, Borgess Medical Center (RB) (ETM) Series A (FGIC) 6.125%, 07/01/07	520	521
Kalamazoo Public Schools (GO) (FSA) 5.000%, 05/01/17	1,000	1,104
Kent County Hospital Finance Authority, Butterworth Hospital Project (RB) Series A 7.250%, 01/15/13	5,000	5,517
Lake Orion Community School District (GO) (MBIA) 5.000%, 05/01/20	1,000	1,094
Lansing Building Authority (GO) (AMBAC) 5.000%, 06/01/19	1,130	1,235
Lansing Community College, College Building & Site (GO) (AMBAC) 5.000%, 05/01/16	1,000	1,107
Michigan State Building Authority, Facilities Program (RB) Series II (AMBAC) 5.000%, 10/15/15	2,350	2,598
Michigan State Environmental Protection Program (GO) 6.250%, 11/01/12	3,250	3,573
Michigan State Hospital Finance Authority, Harper-Grace Hospitals (RB) (ETM) 7.125%, 05/01/09	430	450
Michigan State Hospital Finance Authority, Henry Ford Health System (RB) (ETM) (AMBAC)
6.000%, 09/01/11	500	550
6.000%, 09/01/12	2,000	2,238
Michigan State Hospital Finance Authority (RB) (ETM) Series P (MBIA) 5.375%, 08/15/14	285	304
Michigan State Strategic Fund Limited Obligation, Detroit Edison Project (RB) Series AA (FGIC) 6.950%, 05/01/11	2,000	2,270
Michigan State Trunk Line (RB) (FSA) 5.250%, 11/01/16	1,170	1,325
Michigan State Trunk Line (RB) Series A (MBIA) 5.250%, 11/01/15	2,000	2,249
Mona Shores School District (GO) (FGIC) 6.750%, 05/01/09	2,075	2,225
Northwestern Michigan College (GO) (AMBAC) 5.000%, 04/01/18	1,035	1,127
Oakland County Economic Development Authority, Cranbrook Community Project (RB) 5.000%, 11/01/17	4,550	4,704
Paw Paw Public School District (GO) (FGIC) 6.500%, 05/01/09	1,000	1,037
Plainwell Community Schools (GO) (FSA) 5.000%, 05/01/18	1,000	1,090
South Lyon Community Schools (GO) (FGIC) 5.000%, 05/01/16	750	831
Troy City School District (GO) (MBIA) 5.000%, 05/01/14 5.000%, 05/01/17	1,525 1,175	1,668 1,297
Utica Community Schools, School Building and Site (GO) 5.500%, 05/01/17	500	557
Warren Woods Public Schools (GO) (FSA) 5.000%, 05/01/17	1,645	1,816
West Branch Rose City Area School District (GO) (FSA) 5.000%, 05/01/19	1,030	1,117
Western School District (GO) (MBIA) 5.900%, 05/01/10	1,680	1,809

		70,341

37

Allegiant Michigan Intermediate Municipal Bond Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Par (000)	Value (000)
Puerto Rico — 3.9%
Commonwealth of Puerto Rico Infrastructure Financing Authority (RB) Series C (AMBAC) 5.500%, 07/01/17	$1,000	$1,160
Commonwealth of Puerto Rico (GO) Series A (FSA) 5.500%, 07/01/17	1,500	1,740

		2,900

Total Municipal Bonds (Cost $69,174)		73,241

	Number of Shares
MONEY MARKET FUND — 0.1%
JPMorgan Michigan Municipal Money Market Fund (Cost $117)	116,868	117
TOTAL INVESTMENTS — 97.9% (Cost $69,291)*		73,358

Other Assets & Liabilities – 2.1%		1,560

TOTAL NET ASSETS — 100.0%		$74,918

*	Aggregate cost for Federal income tax purposes is (000) $69,305.

Gross unrealized appreciation (000)	$4,053
Gross unrealized depreciation (000)	—

Net unrealized appreciation (000)	$4,053

AMBAC	— American Municipal Bond Assurance Corporation
ETM	— Escrowed to Maturity
FGIC	— Federal Guaranty Insurance Corporation
FSA	— Federal Security Assurance
GO	— General Obligation
MBIA	— Municipal Bond Insurance Association
RB	— Revenue Bond

See Notes to Financial Statements.

STATEMENT OF

ASSETS AND LIABILITIES

November 30, 2006 (Unaudited)

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $69,291)	$73,358
Receivable for investments sold	3,239
Interest receivable	734
Prepaid expenses	5

Total Assets	77,336

LIABILITIES
Payable for investment securities purchased	2,161
Payable for shares of beneficial interest purchased	1
Dividends Payable
Class I	184
Class A	10
Investment advisory fees payable	25
12b-1 Fees Payable
Class I	9
Class A	3
Administration fees payable	4
Custody fees payable	1
Trustee fees payable	6
Other liabilities	14

Total Liabilities	2,418

TOTAL NET ASSETS	$74,918

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$69,615
Distributions in Excess of Net Investment Income	(217)
Undistributed Net Realized Gain on Investments	1,453
Net Unrealized Appreciation on Investments and Foreign Currency	4,067

Total Net Assets	$74,918

Net Asset Value, Offering and Redemption Price Per Share — Class I ($ 56,173,563 ÷ 5,338,493 outstanding shares of beneficial interest)	$10.52
Net Asset Value and Redemption Price Per Share — Class A ($18,171,158 ÷ 1,727,995 outstanding shares of beneficial interest)	$10.52
Maximum Offering Price Per Share — Class A ($10.52 ÷ 95.50%)	$11.02
Net Asset Value and Offering Price Per Share — Class B ($520,289 ÷ 49,402 outstanding shares of beneficial interest)	$10.53
Net Asset Value and Offering Price Per Share — Class C ($53,274 ÷ 5,053 outstanding shares of beneficial interest)	$10.54

See Notes to Financial Statements.

38

Allegiant Ohio Intermediate Tax Exempt Bond Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 99.0%
Ohio — 98.1%
Akron (GO) (ETM) 6.000%, 12/01/12	$1,000	$1,089
Akron Economic Development (RB) (MBIA) 6.000%, 12/01/12	935	1,056
5.750%, 12/01/09	1,680	1,748
Akron Sewer System (RB) (AMBAC) 5.000%, 12/01/16	1,500	1,670
Ashland City School District, Elementary Schools Facilities Project (COP) (AMBAC)
5.100%, 12/01/09	245	256
5.000%, 12/01/08	200	206
Belle Fontaine City School District, Prerefunded 12/01/09 @ 101 (GO) (MBIA)
5.750%, 12/01/18	505	542
Bowling Green State University, Prerefunded 06/01/10 @ 101 (RB) (FGIC)
5.750%, 06/01/12	1,000	1,082
Brecksville-Broadview Heights City School District (GO) (FGIC)
6.500%, 12/01/16	1,750	1,789
Centerville Capital Facilities (GO) (MBIA) 5.650%, 12/01/18	45	46
Chesapeake-Union Exempted Village School District, Prerefunded 12/01/09 @ 102 (GO) (AMBAC)
6.250%, 12/01/22	1,000	1,096
Cincinnati City School District, Prerefunded 12/01/11 @ 100 (GO) (MBIA)
5.375%, 12/01/16	1,000	1,084
Cincinnati Water System (RB) 5.000%, 12/01/16	1,200	1,294
Clermont County Water Works, Sewer District Project (RB) (AMBAC)
5.250%, 08/01/15	2,830	3,118
Cleveland Packaging Facilities (RB) (FSA) 5.250%, 09/15/20	1,220	1,408
5.250%, 09/15/22	1,790	2,089
Cleveland Waterworks (RB) Series N (MBIA) 5.000%, 01/01/18	2,190	2,401
Cleveland Waterworks, Refunding & Improvement Project, Prerefunded
01/01/06 @ 102 (RB) Series H (MBIA)
5.625%, 01/01/13	35	35
Columbus (GO) Series C
5.000%, 07/15/14	1,270	1,393
Cuyahoga County (GO)
5.650%, 05/15/18	600	697
Cuyahoga County Economic Development Authority (RB) (LOC - Key Bank)
2.750%, 12/01/29	1,000	1,000
Cuyahoga County Hospital Facilities Authority, University Hospital Systems Health Project (RB) Series A (MBIA)
5.250%, 01/15/08	2,000	2,023
Delaware County, Prerefunded 12/01/10 @ 101 (GO)
6.000%, 12/01/13	575	633
Dublin City School District (GO) (MBIA)
5.000%, 12/01/18	1,000	1,100
Erie County Garbage & Refuse Landfill Improvement (GO) (FSA)
5.500%, 12/01/20	1,305	1,471
Fairfield City School District Improvement (GO) (FGIC)
5.500%, 12/01/15	1,000	1,079
Franklin County (GO) 5.000%, 12/01/15	1,875	2,077
5.000%, 12/01/16	1,000	1,104
Greater Cleveland Regional Transportation Authority, Prerefunded 12/01/11 @ 100 (GO) Series A (MBIA)
5.000%, 12/01/18	570	608
5.000%, 12/01/19	495	528
Greene County Sewer System (RB) (AMBAC)
5.000%, 12/01/16	1,500	1,655
Groveport-Madison Local School District (GO)
2.200%, 12/01/06	1,008	1,008
Hamilton City School District (GO) (MBIA)
5.000%, 12/01/18	2,100	2,291
Hamilton City School District (GO) Series A
6.150%, 12/01/13	1,000	1,157
Hamilton County Sales Tax (RB) Series A (AMBAC)
5.000%, 12/01/17	2,000	2,219
Hamilton County Sewer System (RB) Series A (MBIA)
5.000%, 12/01/17	1,500	1,643
Hamilton County Sewer System, Metropolitan Sewer District (RB) Series B (MBIA)
5.000%, 12/01/17	1,325	1,458
Hilliard (GO) (MBIA)
5.000%, 12/01/21	1,000	1,088
Indian Hill Exempted Village School District, Prerefunded 12/01/11 @ 100 (GO)
5.500%, 12/01/16	1,300	1,417
Lakota Local School District (GO) (FGIC)
5.500%, 12/01/15	1,245	1,425
5.500%, 12/01/16	1,380	1,593
5.000%, 12/01/12	1,000	1,039
Lebanon City School District, Prerefunded 12/01/11 @ 100 (GO) (FSA)
5.500%, 12/01/16	2,000	2,180
Licking County Joint Vocational School District (GO) (MBIA)
5.375%, 12/01/17	1,670	1,841
Lima City School District, Prerefunded 12/01/10 @ 102 (GO) (AMBAC)
5.500%, 12/01/22	1,000	1,091
Mad River Local School District (GO) (FGIC)
5.750%, 12/01/14	1,060	1,221
5.750%, 12/01/19	1,020	1,141
Massillon (GO) (AMBAC)
5.500%, 12/01/18	1,405	1,552
Miami University General Receipts (RB) (AMBAC)
5.500%, 12/01/13	2,125	2,381
5.000%, 09/01/15	1,695	1,871
Middletown (GO) (FGIC)
5.750%, 12/01/12	650	697
5.750%, 12/01/13	640	686

39

Allegiant Ohio Intermediate Tax Exempt Bond Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Ohio — continued
Montgomery County (GO)
5.500%, 12/01/20	$1,515	$1,623
5.375%, 12/01/16	1,250	1,354
Montgomery County Solid Waste Authority (RB) (MBIA)
5.350%, 11/01/10	900	910
5.300%, 11/01/07	1,000	1,016
5.125%, 11/01/08	500	505
Oak Hills Local School District (GO) (MBIA)
5.650%, 12/01/07	350	357
Ohio Building Authority, Arts Facility Project (RB) Series A
5.500%, 04/01/16	1,000	1,071
Ohio Capital Corp. for Housing Mortgage (RB)
Series D (FHA)
5.350%, 02/01/07	135	140
Ohio Capital Corp. for Housing Mortgage,
Unrefunded (RB) Series D (FHA)
5.350%, 02/01/07	490	507
Ohio Common School Capital Facility
(GO) Series B
5.500%, 09/15/13	2,640	2,948
Ohio Conservation Projects (GO) Series A
5.250%, 09/01/16	1,600	1,708
Ohio Department of Administrative Services
Office Project (COP) (AMBAC)
5.000%, 12/15/12	200	207
Ohio Housing Finance Agency, Single-Family Housing Mortgage (RB) Series A (VRDN)
5.766%, 04/01/17	5	5
Ohio Infrastructure Improvement, Prerefunded
02/01/10 @ 101 (GO) Series A
5.750%, 02/01/12	1,000	1,075
Ohio State Higher Education (GO) Series A
5.375%, 08/01/18	1,000	1,086
Ohio State Higher Education (GO) Series B
5.250%, 11/01/12	1,000	1,090
Ohio State Higher Educational Facilities Commission, Case Western Reserve University
Project (RB)
6.250%, 10/01/17	3,000	3,650
Ohio State Higher Educational Facilities Commission, Case Western Reserve University
Project (RB) Series C
5.000%, 10/01/10	905	925
Ohio State Higher Educational Facilities Commission, Kenyon College Project
(RB) (VRDN)
5.050%, 07/01/37	1,500	1,627
Ohio State Higher Educational Facilities Commission, Oberlin College Project (RB)
5.250%, 10/01/14	1,045	1,162
Ohio State Higher Educational Facilities Commission, University of Dayton 2001
Project (RB) (AMBAC)
5.500%, 12/01/11	2,200	2,397
Ohio State Higher Educational Facilities Commission, Wittenberg University Project (RB)
5.500%, 12/01/18	1,870	2,002
Ohio State University General Receipts, Prerefunded 12/01/09 @ 101 (RB) Series A
5.750%, 12/01/13	615	659
Ohio State Water & Pollution Control Development Authority, Water Quality Loan Funding Project, Prerefunded 12/01/07 @ 101 (RB) (MBIA)
5.000%, 12/01/14	40	41
Ohio State Water Development Authority, Drinking Water Assistance Fund (RB) Series B
5.000%, 06/01/15	1,345	1,483
5.000%, 12/01/15	1,260	1,395
Ohio State Water Development Authority, FirstEnergy Project (RB) Series A (LOC - Barclays Bank PLC) (VRDN)
3.640%, 05/15/19	1,000	1,000
Ohio State Water Development Authority, Fresh Water Project (RB) (ETM) (AMBAC)
5.600%, 06/01/07	1,500	1,516
Ohio State Water Development Authority, Fresh Water Project (RB) Series B (FSA)
5.500%, 12/01/20	1,835	2,171
Ohio State Water Development Authority, Pure Water Project (RB) (ETM) Series I (AMBAC)
7.250%, 12/01/08	140	145
Ohio Turnpike Commission Authority (RB) Series A (FGIC)
5.500%, 02/15/17	2,000	2,307
5.500%, 02/15/18	1,000	1,160
Ohio Turnpike Commission Authority (RB) Series B (FSA)
5.500%, 02/15/13	1,000	1,108
Olentangy Local School District, Prerefunded 06/01/12 @ 100 (GO) (FSA)
5.500%, 12/01/19	1,210	1,328
Olentangy Local School District, Unrefunded (GO) (FSA)
5.500%, 12/01/19	35	38
Ottawa County (GO) (MBIA)
5.400%, 09/01/11	500	525
Perrysburg Exempted Village School District (GO) Series B (FSA)
5.750%, 12/01/12	1,225	1,371
Princeton City School District (GO) (MBIA)
5.250%, 12/01/17	2,025	2,232
Richland County (GO) (AMBAC)
5.200%, 12/01/08	465	470
Sharonville (GO) (FGIC)
5.250%, 06/01/13	1,000	1,098
Southwest Licking Local School District (GO) (FGIC)
5.750%, 12/01/15	550	640
5.750%, 12/01/16	400	470
Springboro Sewer System (RB) (MBIA)
5.700%, 06/01/18	1,260	1,286
Strongsville City School District (GO) (MBIA)
5.200%, 12/01/09	670	702
Summit County, Prerefunded 12/01/10 @ 101 (GO) (FGIC)
6.250%, 12/01/11	1,235	1,371

40

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Ohio — continued
Teays Valley Local School District, Facilities Construction & Improvement (GO) (MBIA)
5.375%, 12/01/20	$1,000	$1,069
Teays Valley Local School District, Prerefunded 12/01/10 @ 100 (GO) (MBIA)
5.000%, 12/01/19	1,070	1,170
Troy City School District (GO) (FSA)
5.000%, 12/01/18	1,065	1,157
University of Cincinnati General Receipts (RB) Series D (AMBAC)
5.000%, 06/01/16	2,000	2,197
University of Cincinnati General Receipts (RB) Series T
5.500%, 06/01/11	1,110	1,197
Upper Arlington City School District (GO)(FSA)
5.000%, 12/01/15	2,000	2,204
Valley View Village Street Improvement (GO) (AMBAC)
5.550%, 12/01/20	450	489
Warrensville Height City School District (GO) (FGIC)
5.625%, 12/01/20	1,400	1,508
Washington County Hospital Facility Authority, Marietta Area Health Care Project (RB) (FSA)
5.375%, 09/01/18	1,500	1,578
West Chester Township (GO) (AMBAC)
5.750%, 12/01/15	2,145	2,496
West Geauga Local School District (GO) (AMBAC)
8.250%, 11/01/12	710	883
Westerville (GO)
5.250%, 12/01/12	1,205	1,276
Wyoming City School District (GO) Series B (FGIC)
5.750%, 12/01/13	135	153
5.750%, 12/01/14	690	795
5.750%, 12/01/15	740	861
5.750%, 12/01/16	800	940
5.750%, 12/01/17	400	474

		140,704
Puerto Rico — 0.9%
Commonwealth of Puerto Rico (GO) (MBIA)
6.250%, 07/01/12	100	114
Commonwealth of Puerto Rico Infrastructure Financing Authority (RB) Series C (AMBAC) 5.500%, 07/01/16	1,000	1,152

		1,266

Total Municipal Bonds (Cost $136,674)		141,970

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.2%
Allegiant Ohio Municipal Money Market Fund, Class I† (Cost $294)	294,096	294

TOTAL INVESTMENTS — 99.2% (Cost $136,968)*		142,264

Other Assets & Liabilities — 0.8%
Dividends Payable
Class I		(383)
Class A		(6)
Class B		(1)
Class C		(1)
Investment Advisory Fees Payable		(47)
12b-1 Fees Payable
Class I		(17)
Class A		(2)
Administration Fees Payable		(7)
Custody Fees Payable		(2)
Trustees’ Fees Payable		(10)
Payable for Investments Purchased		(2,203)
Payable for Shares of Beneficial Interest Redeemed		(78)
Other		3,924

Total Other Assets & Liabilities		1,167

TOTAL NET ASSETS — 100.0%		$143,431

41

Allegiant Ohio Intermediate Tax Exempt Bond Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$139,093
Distributions in Excess of Net Investment Income	(65)
Accumulated Net Realized Loss on Investments	(893)
Net Unrealized Appreciation on Investments	5,296

Total Net Assets	$143,431

Net Asset Value, Offering and Redemption Price Per Share — Class I ($131,516,098 ÷ 11,791,989 outstanding shares of beneficial interest)	$11.15
Net Asset Value and Redemption Price Per Share — Class A ($10,433,533 ÷ 938,711 outstanding shares of beneficial interest)	$11.11
Maximum Offering Price Per Share — Class A ($11.11 ÷ 97.00%)	$11.45
Net Asset Value and Offering Price Per Share — Class B ($836,707 ÷ 75,426 outstanding shares of beneficial interest)	$11.09
Net Asset Value and Offering Price Per Share — Class C ($645,037 ÷ 58,110 outstanding shares of beneficial interest)	$11.10

*	Aggregate cost for Federal income tax purposes is (000) $136,968.

Gross unrealized appreciation (000)	$5,339
Gross unrealized depreciation (000)	(43)

Net unrealized appreciation (000)	$5,296

†	See Note 3 in Notes to Financial Statements.
AMBAC	— American Municipal Bond Assurance Corporation
COP	— Certificate of Participation
ETM	— Escrowed to Maturity
FGIC	— Federal Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FSA	— Federal Security Assurance
GO	— General Obligation
LOC	— Letter of Credit
MBIA	— Municipal Bond Insurance Association
PLC	— Public Liability Company
RB	— Revenue Bond

VRDN	—	Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2006, and the date shown is the final maturity date, not the next reset or put date.

Assets in an amount at least equal to the market value of when-issued and delayed delivery securities have been segregated by the Fund.

See Notes to Financial Statements.

42

Allegiant Pennsylvania Intermediate Municipal Bond Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 97.8%
Pennsylvania — 96.7%
Allegheny County Higher Education Authority, Duquesne University Project (RB) (AMBAC)
6.500%, 03/01/10	$380	$413
Allegheny County Higher Education Authority, Duquesne University Project (RB) (ETM) Series A (AMBAC)
5.000%, 04/01/19	500	523
Allegheny County Port Authority, Prerefunded 03/01/09 @ 101 (RB) (MBIA)
6.250%, 03/01/17	685	732
Allegheny County Sewer Sanitation Authority (RB) (MBIA)
5.750%, 12/01/09	225	239
Blair County (GO) Series A (AMBAC)
5.375%, 08/01/13	270	299
5.000%, 08/01/12	500	537
Blair County Hospital Authority, Altoona Hospital Project (RB) Series A (AMBAC)
5.250%, 07/01/09	300	311
Bradford County School District (GO) (FGIC)
5.250%, 10/01/07	700	700
Central Dauphin School District (GO) (FSA)
5.000%, 12/01/20	1,000	1,078
Chester County, Prerefunded 06/15/08 @ 100 (GO)
5.100%, 06/15/18	1,000	1,024
Danville Area School District (GO) (FGIC)
5.000%, 05/15/11	545	578
Delaware County (GO)
5.125%, 11/15/16	425	432
Delaware River Port Authority, Pennsylvania & New Jersey Bridges Project (RB) (FSA)
5.500%, 01/01/10	500	530
Erie County (GO) Series B (FGIC)
5.000%, 09/01/21	920	999
Garnet Valley School District (GO) (FGIC)
5.375%, 04/01/13	500	545
Gettysburg College Municipal Authority (RB) (MBIA)
5.375%, 08/15/13	1,000	1,108
Hempfield Township Municipal Authority, Westmoreland County (RB) (FSA)
5.000%, 09/01/16	1,550	1,706
Montgomery County (GO) Series B
5.250%, 10/15/17	1,465	1,667
Moon Area School District (GO) Series A (FGIC)
5.204%, 11/15/11 (A)	1,070	889
North Hills School District (GO) (FSA)
5.000%, 12/15/19	1,055	1,153
North Huntingdon Township (RB) (AMBAC)
5.500%, 04/01/15	1,025	1,095
North Wales Water Authority (RB) (FGIC)
5.000%, 11/01/13	400	405
Northampton County (GO)
5.125%, 08/15/17	255	266
Northampton County General Purpose Authority (RB)
5.250%, 10/01/15	1,000	1,124
Northampton County, Prerefunded 08/15/09 @ 100 (GO)
5.125%, 08/15/17	480	500
Oxford Area School District, Prerefunded 02/15/12 @ 100 (GO) Series A (FGIC)
5.500%, 02/15/13	690	754
Parkland School District (GO) (FGIC)
5.375%, 09/01/14	1,000	1,122
Pennsbury School District (GO) (FSA)
5.000%, 01/15/17	1,250	1,383
Pennsylvania Convention Center Authority (RB) (ETM) Series A (FGIC)
6.000%, 09/01/19	3,000	3,622
Pennsylvania State Higher Educational Facilities Authority, La Salle University Project (RB) (MBIA)
5.625%, 05/01/17	500	505
Pennsylvania State Industrial Development Authority, Economic Development Project (RB) (AMBAC)
5.800%, 07/01/09	700	739
Pennsylvania State Intergovernmental Cooperative Authority, Special Tax, City of Philadelphia Funding Program (RB) (FGIC)
5.250%, 06/15/17	500	520
Pennsylvania State Turnpike Commission (RB) Series A (FSA)
5.000%, 07/15/12	1,000	1,074
5.000%, 07/15/15	915	1,009
Pennsylvania State University (RB)
5.250%, 08/15/11	475	511
5.250%, 08/15/13	1,000	1,102
5.000%, 03/01/13	1,000	1,082
Perkiomen Valley School District (GO) (FSA)
5.000%, 02/01/17	100	102
Philadelphia Hospital Authority, Graduate Hospital Project (RB) (ETM)
7.000%, 07/01/10	170	181
Philadelphia Parking Authority (RB) (AMBAC)
5.125%, 02/01/09	250	258
Philadelphia Water & Waste Water Authority (RB) (MBIA)
6.250%, 08/01/11	200	223
Pittsburgh Area School District (GO) Series A (FSA)
5.250%, 09/01/12	2,000	2,177
Pittsburgh Public Parking Authority (RB) (ETM) (AMBAC)
6.000%, 12/01/09	945	1,012
Pittsburgh Water & Sewer Authority (RB) (AMBAC)
5.000%, 12/01/14	185	198
Pittsburgh Water & Sewer Authority (RB) Series A (FGIC)
5.000%, 09/01/18	570	581
Southeastern Transportation Authority (RB) Series A (FGIC)
5.250%, 03/01/17	1,070	1,122
State Public School Building Authority, Delaware County Community College Project, Prerefunded 10/01/10 @ 100 (RB) (MBIA)
5.750%, 10/01/16	150	161
Tredyffrin-Easttown School District (GO)
5.000%, 02/15/15	500	550

43

Allegiant Pennsylvania Intermediate Municipal Bond Fund

STATEMENT OF NETASSETS

November 30, 2006 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Pennsylvania — continued
Washington County Lease Authority, Special Sub-Series (RB) (ETM)
7.875%, 12/15/18	$1,000	$1,387
West Whiteland Municipal Sewer Authority (RB) (ETM)
6.400%, 09/15/13	240	266
York County (GO) (MBIA)
5.000%, 06/01/17	1,000	1,100
York County School of Technology (RB) (FGIC)
5.000%, 02/15/11	1,000	1,058

		42,652
Puerto Rico — 1.1%
Commonwealth of Puerto Rico (GO) (MBIA)
6.250%, 07/01/12	400	456

Total Municipal Bonds (Cost $41,254)		43,108

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.1%
Allegiant Pennsylvania Tax-Exempt Money Market Fund, Class I† (Cost $70)	69,777	70

TOTAL INVESTMENTS — 97.9% (Cost $41,324)*		43,178

Other Assets & Liabilities — 2.1%
Dividends Payable
Class I		(119)
Class A		(2)
Investment Advisory Fees Payable		(15)
12b-1 Fees Payable
Class I		(6)
Administration Fees Payable		(2)
Custody Fees Payable		(1)
Trustees’ Fees Payable		(3)
Payable for Shares of Beneficial Interest Redeemed		(6)
Other		1,065

Total Other Assets & Liabilities		911

TOTAL NET ASSETS — 100.0%		$44,089

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$42,140
Distributions in Excess of Net Investment Income	(70)
Undistributed Net Realized Gain on Investments	165
Net Unrealized Appreciation on Investments	1,854

Total Net Assets	$44,089

Net Asset Value, Offering and Redemption Price Per Share — Class I ($41,391,234 ÷ 3,947,161 outstanding shares of beneficial interest)	$10.49
Net Asset Value and Redemption Price Per Share — Class A ($2,171,069 ÷ 206,660 outstanding shares of beneficial interest)	$10.51
Maximum Offering Price Per Share — Class A ($10.51 ÷ 97.00%)	$10.84
Net Asset Value and Offering Price Per Share — Class C ($527,003 ÷ 50,200 outstanding shares of beneficial interest)	$10.50

*	Aggregate cost for Federal income tax purposes is (000) $41,324.

Gross unrealized appreciation (000)	$1,887
Gross unrealized depreciation (000)	(33)

Net unrealized appreciation (000)	$1,854

†	See Note 3 in Notes to Financial Statements.

(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.
AMBAC	— American Municipal Bond Assurance Corporation
ETM	— Escrowed to Maturity
FGIC	— Federal Guaranty Insurance Corporation
FSA	— Federal Security Assurance
GO	— General Obligation
MBIA	— Municipal Bond Insurance Association
RB	— Revenue Bond

See Notes to Financial Statements.

44

Allegiant Fixed Income Funds STATEMENTS OF OPERATIONS (000) Six Months Ended November 30, 2006 (Unaudited)

	Bond Fund	Government Mortgage Fund	Intermediate Bond Fund
Investment Income:
Interest	$9,400	$7,447	$9,709
Income from affiliate(1)	124	148	125
Security lending income	99	7	135

Total Investment Income	9,623	7,602	9,969

Expenses:
Investment advisory fees	996	741	1,106
Administration fees	109	81	121
12b-1 fees:
Class I	41	29	45
Class A	1	2	1
Class B	2	13	19
Class C	1	7	2
Shareholder services fees:
Class A	9	20	12
Class B	1	4	6
Class C	—	2	1
Transfer agent fees	34	28	40
Custodian fees	12	19	12
Professional fees	20	19	23
Pricing service fees	7	44	6
Printing and shareholder reports	10	6	12
Registration and filing fees	13	9	13
Trustees’ fees	9	7	11
Miscellaneous	8	6	9

Total Expenses	1,273	1,037	1,439

Less:
Waiver of investment advisory fees	(181)	(202)	(302)

Net Expenses	1,092	835	1,137

Net Investment Income	8,531	6,767	8,832
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	(300)	1,635	(1,121)
Net change in unrealized appreciation (depreciation) on investments and swap agreements	11,571	5,974	10,159
Net Gain on Investments	11,271	7,609	9,038

Net Increase in Net Assets Resulting from Operations	$19,802	$14,376	$17,870

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

45

Allegiant Fixed Income Funds

STATEMENTS OF OPERATIONS (000)

Six Months Ended November 30, 2006 (Unaudited)

	Limited Maturity Bond Fund	Total Return Advantage Fund	Ultra Short Bond Fund
Investment Income:
Interest	$3,828	$8,936	$2,012
Income from affiliate(1)	63	200	50
Security lending income	25	119	13
Less: foreign taxes withheld	—	(2)	—

Total Investment Income	3,916	9,253	2,075

Expenses:
Investment advisory fees	385	967	181
Administration fees	51	106	27
12b-1 fees:
Class I	19	40	9
Class A	1	1	—
Class B	3	5	—
Class C	2	1	—
Shareholder services fees:
Class A	6	10	2
Class B	1	1	—
Class C	1	—	—
Transfer agent fees	16	55	8
Custodian fees	7	10	5
Professional fees	11	21	7
Pricing service fees	6	6	5
Printing and shareholder reports	5	10	1
Registration and filing fees	12	12	5
Trustees’ fees	5	8	2
Miscellaneous	4	8	3

Total Expenses	535	1,261	255

Less:
Waiver of investment advisory fees	(86)	(264)	(91)

Net Expenses	449	997	164

Net Investment Income	3,467	8,256	1,911

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments sold	(196)	(319)	(104)
Net realized loss on foreign currency transactions	—	(345)	—
Net realized gain on swap agreements	—	216	—
Net change in unrealized appreciation (depreciation) on investments and swap agreements	2,071	11,922	637
Net change in unrealized appreciation (depreciation) on foreign currency translation	—	49	—

Net Gain on Investments	1,875	11,523	533

Net Increase in Net Assets Resulting from Operations	$5,342	$19,779	$2,444

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

46

Allegiant Tax Exem pt Bon d Funds

STATEMENTS OF OPERATIONS (000)

Six Months Ended November 30 , 2006 (Unaudited)

	Intermediate Tax Exempt Bond Fund	Michigan Intermediate Municipal Bond Fund	Ohio Intermediate Tax Exempt Bond Fund	Pennsylvania Intermediate Municipal Bond Fund
Investment Income:
Interest	$2,598	$1,914	$3,125	$934
Income from affiliate(1)	8	5	7	5

Total Investment Income	2,606	1,919	3,132	939

Expenses:
Investment advisory fees	327	217	403	125
Administration fees	36	24	44	14
12b-1 fees:
Class I	13	7	16	4
Class A	1	2	1	—
Class B	2	2	3	—
Class C	—	1	2	2
Shareholder services fees:
Class A	8	23	13	3
Class B	—	1	1	—
Class C	—	—	1	1
Transfer agent fees	10	8	13	4
Custodian fees	4	3	6	3
Professional fees	11	7	20	5
Pricing service fees	7	4	10	5
Printing and shareholder reports	3	2	4	1
Registration and filing fees	12	4	4	2
Trustees’ fees	3	2	4	1
Miscellaneous	3	2	3	1

Total Expenses	440	309	548	171

Less:
Waiver of investment advisory fees	(89)	(59)	(110)	(34)

Net Expenses	351	250	438	137

Net Investment Income	2,255	1,669	2,694	802

Realized and Unrealized Gain on Investments:
Net realized gain on investments sold	741	842	402	66
Net change in unrealized appreciation (depreciation) on investments	1,326	233	2,320	805

Net Gain on Investments	2,067	1,075	2,722	871

Net Increase in Net Assets Resulting from Operations	$4,322	$2,744	$5,416	$1,673

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

47

Allegiant Fixed Income Funds

STATEMENTS OF CHANGES IN NET ASSETS (000)

	Bond Fund		Government Mortgage Fund
	For the Six Months Ended November 30, 2006 (Unaudited)	For the Year Ended May 31, 2006	For the Six Months Ended November 30, 2006 (Unaudited)	For the Year Ended May 31, 2006
Investment Activities:
Net investment income	$8,531	$16,310	$6,767	$12,530
Net realized gain (loss) on investments sold, futures, foreign currency transactions and swap agreements	(300)	(6,467)	1,635	(4,735)
Net change in unrealized appreciation (depreciation) on investments, swap agreements and foreign currency translation	11,571	(12,716)	5,974	(7,636)

Net increase (decrease) in net assets resulting from operations	19,802	(2,873)	14,376	159

Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(7,956)	(16,221)	(6,292)	(11,945)
Class A	(156)	(379)	(377)	(878)
Class B	(12)	(28)	(73)	(169)
Class C	(3)	(8)	(40)	(85)
Class R(1)	—	—	—	(3)
Distributions from net realized capital gains
Class I	—	—	—	—
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class R(1)	—	—	—	—

Total dividends and distributions	(8,127)	(16,636)	(6,782)	(13,080)

Share Transactions:
Proceeds from shares issued:
Class I	13,891	72,445	23,917	65,615
Class A	178	917	882	2,879
Class B	19	72	30	196
Class C	—	16	10	976
Class R(1)	—	—	—	20
Reinvestment of dividends and distributions:
Class I	1,356	2,743	915	1,395
Class A	105	252	274	627
Class B	10	23	54	125
Class C	3	8	32	62
Class R(1)	—	—	—	3

Total proceeds from shares issued and reinvested	15,562	76,476	26,114	71,898

Value of shares redeemed:
Class I	(35,863)	(71,603)	(25,259)	(49,857)
Class A	(982)	(4,095)	(2,204)	(7,750)
Class B	(92)	(271)	(469)	(1,398)
Class C	(12)	(106)	(339)	(976)
Class R(1)	—	—	—	(218)

Total value of shares redeemed	(36,949)	(76,075)	(28,271)	(60,199)

Increase (decrease) in net assets from share transactions	(21,387)	401	(2,157)	11,699

Total increase (decrease) in net assets	(9,712)	(19,108)	5,437	(1,222)

Net Assets:
Beginning of period	367,920	387,028	267,101	268,323

End of period*	$358,208	$367,920	$272,538	$267,101

* Including undistributed (distributions in excess of) net investment income	$(282)	$(686)	$(114)	$(99)

(1)	See Note 1 in Notes to Financial Statements.

See Notes to Financial Statements.

48

	Intermediate Bond Fund		Limited Maturity Bond Fund		Total Return Advantage Fund		Ultra Short Bond Fund
	For the Six Months Ended November 30, 2006 (Unaudited)	For the Year Ended May 31, 2006	For the Six Months Ended November 30, 2006 (Unaudited)	For the Year Ended May 31, 2006	For the Six Months Ended November 30, 2006 (Unaudited)	For the Year Ended May 31, 2006	For the Six Months Ended November 30, 2006 (Unaudited)	For the Year Ended May 31, 2006
Investment Activities:
Net investment income	$8,832	$18,046	$3,467	$6,440	$8,256	$13,628	$1,911	$4,759
Net realized gain (loss) on investments sold, futures, foreign currency transactions and swap agreements	(1,121)	(9,328)	(196)	(2,423)	(448)	(3,500)	(104)	(1,044)
Net change in unrealized appreciation (depreciation) on investments, swap agreements and foreign currency translation	10,159	(9,578)	2,071	(162)	11,971	(13,387)	637	(8)

Net increase (decrease) in net assets resulting from operations	17,870	(860)	5,342	3,855	19,779	(3,259)	2,444	3,707

Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(8,101)	(17,375)	(3,369)	(6,630)	(7,763)	(13,330)	(1,885)	(4,820)
Class A	(192)	(468)	(86)	(181)	(162)	(191)	(30)	(54)
Class B	(81)	(176)	(12)	(25)	(21)	(37)	—	—
Class C	(7)	(12)	(8)	(17)	(4)	(9)	—	—
Class R(1)	—	—	—	(2)	—	(7)	—	—
Distributions from net realized capital gains
Class I	—	—	—	—	—	(2,026)	—	—
Class A	—	—	—	—	—	(30)	—	—
Class B	—	—	—	—	—	(8)	—	—
Class C	—	—	—	—	—	(1)	—	—
Class R(1)	—	—	—	—	—	(1)	—	—

Total dividends and distributions	(8,381)	(18,031)	(3,475)	(6,855)	(7,950)	(15,640)	(1,915)	(4,874)

Share Transactions:
Proceeds from shares issued:
Class I	22,802	64,032	4,549	22,136	63,223	112,970	777	15,469
Class A	200	880	55	482	2,880	3,901	19	226
Class B	1	60	—	10	58	270	—	—
Class C	14	205	—	8	70	151	—	—
Class R(1)	—	—	—	17	—	103	—	—
Reinvestment of dividends and distributions:
Class I	2,057	4,118	1,360	2,277	2,375	5,194	1,027	2,400
Class A	160	377	57	113	126	132	28	50
Class B	75	160	10	22	15	35	—	—
Class C	7	11	6	13	4	9	—	—
Class R(1)	—	—	—	1	—	9	—	—

Total proceeds from shares issued and reinvested	25,316	69,843	6,037	25,079	68,751	122,774	1,851	18,145

Value of shares redeemed:
Class I	(70,083)	(106,842)	(19,040)	(62,907)	(25,791)	(93,326)	(22,855)	(97,270)
Class A	(2,242)	(4,207)	(1,091)	(2,543)	(738)	(1,999)	(153)	(384)
Class B	(237)	(1,370)	(160)	(371)	(40)	(263)	—	—
Class C	(82)	(199)	(31)	(363)	(17)	(281)	—	—
Class R(1)	—	—	—	(187)	—	(660)	—	—

Total value of shares redeemed	(72,644)	(112,618)	(20,322)	(66,371)	(26,586)	(96,529)	(23,008)	(97,654)

Increase (decrease) in net assets from share transactions	(47,328)	(42,775)	(14,285)	(41,292)	42,165	26,245	(21,157)	(79,509)

Total increase (decrease) in net assets	(37,839)	(61,666)	(12,418)	(44,292)	53,994	7,346	(20,628)	(80,676)

Net Assets:
Beginning of period	420,975	482,641	177,305	221,597	333,622	326,276	99,661	180,337

End of period*	$383,136	$420,975	$164,887	$177,305	$387,616	$333,622	$79,033	$99,661

* Including undistributed (distributions in excess of) net investment income	$(259)	$(710)	$(369)	$(361)	$(413)	$(719)	$285	$289

49

Allegiant Tax Exempt Bond Funds

STATEMENTS OF CHANGES IN NET ASSETS (000)

	Intermediate Tax Exempt Bond Fund
	For the Six Months Ended November 30, 2006 (Unaudited)	For the Year Ended May 31, 2006
Investment Activities:
Net investment income	$2,255	$4,968
Net realized gain on investments sold	741	958
Net change in unrealized appreciation (depreciation) on investments	1,326	(4,726)

Net increase in net assets resulting from operations	4,322	1,200

Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(2,134)	(4,699)
Class A	(114)	(253)
Class B	(6)	(15)
Class C	—	(1)
Distributions from net realized capital gains:
Class I	—	—
Class A	—	—
Class B	—	—
Class C	—	—

Total dividends and distributions	(2,254)	(4,968)

Share Transactions:
Proceeds from shares issued:
Class I	4,415	11,724
Class A	1,183	3,139
Class B	—	21
Class C	—	—
Reinvestment of dividends and distributions:
Class I	39	143
Class A	65	126
Class B	5	6
Class C	—	1

Total proceeds from shares issued and reinvested	5,707	15,160

Value of shares redeemed:
Class I	(11,446)	(24,862)
Class A	(1,470)	(6,963)
Class B	(9)	(135)
Class C	(34)	(1)

Total value of shares redeemed	(12,959)	(31,961)

Decrease in net assets from share transactions	(7,252)	(16,801)

Total decrease in net assets	(5,184)	(20,569)

Net Assets:
Beginning of period	121,431	142,000

End of period*	$116,247	$121,431

* Including undistributed (distributions in excess of ) net investment income	$(384)	$(385)

See Notes to Financial Statements.

50

	Michigan Intermediate Municipal Bond Fund		Ohio Intermediate Tax Exempt Bond Fund		Pennsylvania Intermediate Municipal Bond Fund
	For the Six Months Ended November 30, 2006 (Unaudited)	For the Year Ended May 31, 2006	For the Six Months Ended November 30, 2006 (Unaudited)	For the Year Ended May 31, 2006	For the Six Months Ended November 30, 2006 (Unaudited)	For the Year Ended May 31, 2006
Investment Activities:
Net investment income	$1,669	$3,948	$2,694	$5,787	$802	$1,745
Net realized gain on investments sold	842	632	402	61	66	71
Net change in unrealized appreciation (depreciation) on investments	233	(3,858)	2,320	(4,189)	805	(1,350)

Net increase in net assets resulting from operations	2,744	722	5,416	1,659	1,673	466

Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(1,287)	(3,258)	(2,490)	(5,317)	(760)	(1,676)
Class A	(369)	(647)	(183)	(423)	(35)	(48)
Class B	(10)	(34)	(13)	(28)	—	—
Class C	(3)	(9)	(9)	(18)	(8)	(21)
Distributions from net realized capital gains:
Class I	—	(302)	—	—	—	—
Class A	—	(69)	—	—	—	—
Class B	—	(4)	—	—	—	—
Class C	—	(1)	—	—	—	—

Total dividends and distributions	(1,669)	(4,324)	(2,695)	(5,786)	(803)	(1,745)

Share Transactions:
Proceeds from shares issued:
Class I	454	7,288	8,100	24,701	1,458	6,263
Class A	784	11,717	1,059	3,914	346	1,221
Class B	—	23	—	134	—	—
Class C	—	8	4	42	10	89
Reinvestment of dividends and distributions:
Class I	144	460	62	156	9	27
Class A	301	542	144	339	22	23
Class B	8	23	9	24	—	—
Class C	2	7	5	11	6	11

Total proceeds from shares issued and reinvested	1,693	20,068	9,383	29,321	1,851	7,634

Value of shares redeemed:
Class I	(9,290)	(29,346)	(19,800)	(24,779)	(5,323)	(9,671)
Class A	(1,365)	(6,086)	(1,475)	(5,511)	(180)	(435)
Class B	(226)	(608)	(169)	(127)	—	—
Class C	(122)	(134)	(22)	(42)	(288)	(93)

Total value of shares redeemed	(11,003)	(36,174)	(21,466)	(30,459)	(5,791)	(10,199)

Decrease in net assets from share transactions	(9,310)	(16,106)	(12,083)	(1,138)	(3,940)	(2,565)

Total decrease in net assets	(8,235)	(19,708)	(9,362)	(5,265)	(3,070)	(3,844)

Net Assets:
Beginning of period	83,153	102,861	152,793	158,058	47,159	51,003

End of period*	$74,918	$83,153	$143,431	$152,793	$44,089	$47,159

* Including undistributed (distributions in excess of ) net investment income	$(217)	$(217)	$(65)	$(64)	$(70)	$(69)

51

Allegiant Fixed Income and Tax Exempt Bond Funds

NOTES TO FINANCIAL STATEMENTS

November 30,2006 (Unaudited)

1. Fund Organization

Allegiant Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. As of November 30, 2006, the Trust offered for sale shares of 30 Funds. Each of the Funds is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the Fixed Income and Tax Exempt Bond Funds, Class I Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class C Shares are sold with a contingent deferred sales charge. Front-end sales charges and contingent deferred sales charges may be reduced or waived under certain circumstances. Class B Shares are no longer offered except in connection with dividend reinvestments and permitted exchanges.

Effective May 19, 2006, Class R Shares were no longer offered in any of the Allegiant Funds. Class R shareholders redeemed or exchanged their Shares prior to May 19.

The Trust currently offers five asset categories that consist of the following Funds (each referred to as a “Fund” or collectively as the “Funds”):

Equity Funds

International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Multi-Factor Mid Cap Growth Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Focused Value Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund , S&P 500® Index Fund, Small Cap Core Fund and Small Cap Growth Fund;

Asset Allocation Funds

Balanced Allocation Fund;

Fixed Income Funds

Bond Fund, Government Mortgage Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund;

Tax Exempt Bond Funds

Intermediate Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund and Pennsylvania Intermediate Municipal Bond Fund;

Money Market Funds

Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund.

The financial statements presented herein are those of the Fixed Income and Tax Exempt Bond Funds. The financial statements of the Equity and Asset Allocation Funds, and the Money Market Funds are not presented herein, but are presented separately.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fixed Income and Tax Exempt Bond Funds.

Investment Valuation

Investment securities of the Fixed Income and Tax Exempt Bond Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities quoted on the NASD National Markets system are valued

52

at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. If, in the case of a security that is valued at last sale, there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at the mean between the most recent bid and asked prices. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems to determine value. Short-term obligations with maturities of 60 days or less when purchased are valued at amortized cost. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. Short term obligations with greater than 60 days to maturity when purchased, are valued at mark-to-market until the 60th day before maturity; then valued at amortized cost to maturity.

Short term investments held as collateral for loaned securities are valued at amortized cost.

Futures contracts are valued at the daily quoted settlement prices.

Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate net asset value. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund.

Investments in underlying Allegiant Funds or in any other mutual funds are valued at their respective net asset values as determined by those funds each business day.

The Board of Trustees has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on trade date for financial statement preparation purposes. As is normal procedure in the mutual fund industry, for days other than financial reporting period ends, investment transactions not settling on the same day are recorded and factored into a fund’s net asset value on the business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective investments. Expenses common to all the Funds in the Trust are allocated among the Funds on the basis of average net assets. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class.

Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Fixed Income and Tax Exempt Bond Funds are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Fixed Income and Tax Exempt Bond Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Forward Foreign Currency Contracts

Certain Funds may enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains or losses at the time the forward contracts are extinguished. Such contracts, which are designed to protect the value of the Fund’s investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the

53

Allegiant Fixed Income and Tax Exempt Bond Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2006 (Unaudited)

underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Details of forward foreign currency contracts open at period end are included in the respective Fund’s Statements of Net Assets.

Futures Contracts

Certain Funds may enter into futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts including the risk of loss in excess of the amount recognized in the Statements of Net Assets to the extent of total notional value. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

When-Issued and Delayed Delivery Transactions

For the purpose of enhancing the Fund’s yield, the Bond, Government Mortgage, Intermediate Tax Exempt Bond and Ohio Intermediate Tax Exempt Bond Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions (principally in mortgage-backed securities referred to as TBA’s or To Be Announced and COP’s or Certificates of Participation) involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered. The Funds may sell mortgage-backed TBA securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price for future settlement. The Funds account for such transactions as purchases and sales at the commitment date and maintain liquid, high-grade securities in an amount at least equal to the commitment to repurchase.

Swap Agreements

Certain Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk. Swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount (a total return swap). To the extent the total return of the index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statements of Operations as realized gains or losses.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized at contract stipulated reset dates and/or upon termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund’s custodian or counterparty’s broker in compliance with swap contract provisions. Risks may exceed amounts recognized on the Statements of Net Assets. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open on November 30, 2006 are included in the Fund’s respective Statements of Net Assets.

54

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees

Fees paid by the Fixed Income and Tax Exempt Bond Funds pursuant to the Advisory Agreements with Allegiant Asset Management Company (the “Adviser”), an indirect wholly owned subsidiary of National City Corporation (“NCC”), are payable monthly and are calculated at an annual rate, listed in the table below, of each Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees. Such waivers are voluntary and may be changed or discontinued at any time. The table below lists the advisory fees and waivers that were in effect for the six months ended November 30, 2006.

	Annual Rate	Fee Waiver
Bond Fund	0.55%	0.10%
Government Mortgage Fund	0.55%	0.15%
Intermediate Bond Fund	0.55%	0.15%
Limited Maturity Bond Fund	0.45%	0.10%
Total Return Advantage Fund	0.55%	0.15%
Ultra Short Bond Fund	0.40%	0.20%
Intermediate Tax Exempt Bond Fund	0.55%	0.15%
Michigan Intermediate Municipal Bond Fund	0.55%	0.15%
Ohio Intermediate Tax Exempt Bond Fund	0.55%	0.15%
Pennsylvania Intermediate Municipal Bond Fund	0.55%	0.15%

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Class A, Class B and Class C Shares in the Funds. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class B and Class C Shares in consideration for payment of a fee of 0.25% on an annual basis, based on each Class’ average daily net assets.

Custodian Fees

PFPC Trust Co., an affiliate of PFPC Inc. (“PFPC”) (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. PFPC Trust Co. also serves as Custodian for the Allegiant Advantage Fund (“Advantage”), another registered investment company managed by the Adviser. Custodian fees for the Trust and Advantage are calculated at the following annual rate: 0.004% of the first $10 billion of the combined average daily gross assets of the Trust and Advantage and 0.002% of the combined average daily gross assets in excess of $10 billion. The custodian fees are allocated to the Trust and Advantage based on each Fund’s average daily net assets. PFPC Trust Co. also receives other transaction based charges and is reimbursed for out-of-pocket expenses. One of the officers of PFPC is Treasurer of the Trust and Advantage.

55

Allegiant Fixed Income and Tax Exempt Bond Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2006 (Unaudited)

Distribution/12b-1 Fees

The Trust and Professional Funds Distributor, LLC (the “Distributor”) are parties to a distribution agreement dated May 1, 2003. The Trust has adopted a distribution plan for Class I and Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class I and Class A Shares plan, the Funds reimburse the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds’ Class I and Class A Shares. Effective August 1, 2006, the 12b-1 fee accrual rates with respect to Class I and Class A Shares of the Fixed Income and Tax Exempt Bond Funds were reduced from 0.03% to 0.02%, except for the Ultra Short Bond and Pennsylvania Intermediate Municipal Bond Funds which were already at 0.02%. As of November 30, 2006, the 12b-1 fee accrual rates were as shown below:

	Annual Rate
	Class I	Class A
Bond Fund	0.02%	0.02%
Government Mortgage Fund	0.02%	0.02%
Intermediate Bond Fund	0.02%	0.02%
Limited Maturity Bond Fund	0.02%	0.02%
Total Return Advantage Fund	0.02%	0.02%
Ultra Short Bond Fund	0.02%	0.02%
Intermediate Tax Exempt Bond Fund	0.02%	0.02%
Michigan Intermediate Municipal Bond Fund	0.02%	0.02%
Ohio Intermediate Tax Exempt Bond Fund	0.02%	0.02%
Pennsylvania Intermediate Municipal Bond Fund	0.02%	0.02%

The Trust also has adopted plans under Rule 12b-1 with respect to Class B and Class C Shares pursuant to which the Funds compensate the Distributor for distribution services in an amount up to 0.75% per annum of the average daily net assets of the Funds’ Class B and Class C Shares.

Trustees’ Fees

The Trustees are paid for services rendered to all of the Funds and Advantage, which are allocated to the Funds and Advantage based on their average daily net assets. Each Trustee receives an annual fee of $40,000 plus $4,000 for each combined Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $6,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust or Advantage receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, PFPC and National City Bank (“NCB”), an affiliate of the advisor, are parties to a Co-Administration and Accounting Services Agreement, pursuant to which PFPC and NCB have agreed to serve as Co-Administrators to the Trust in exchange for fees at the annual rate of 0.06% based on average daily net assets of the Trust’s Funds. For its services as Co-Administrators during the period June 1, 2006 to August 31, 2006, approximately 0.0254% was allocated to PFPC and approximately 0.0346% was allocated to NCB. A new Co-Administration and Accounting Services Agreement was entered into effective September 1, 2006, pursuant to which PFPC and NCB have agreed to continue to serve as Co-Administrators to the Trust in exchange for fees at the annual rate of 0.06% based on average daily net assets of the Trust’s Funds. For its services as Co-Administrators during the period September 1, 2006 to November 30, 2006, approximately 0.0290% was allocated to PFPC and approximately 0.0310% was allocated to NCB.

56

Legal Fees

Expenses paid by the Trust during the six months ended November 30, 2006, include legal fees of $210,936 paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

Transfer Agent

Effective June 10, 2006, PFPC succeeded Boston Financial Data Services as Transfer Agent for the Funds. For its services as Transfer Agent, PFPC receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the six months ended November 30, 2006, PFPC received $119,404 from the Funds in aggregate fees and expenses for services rendered under the various agreements described above.

Affiliated Money Market Funds

Pursuant to SEC rules, the Fixed Income and Tax Exempt Bond Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trust and the Allegiant Advantage Fund, a separate investment company affiliated with the Trust. The adviser will waive fees in an amount that offsets any distribution fees charged by the Money Market Funds. Dividends received from such investments are reported as “Income from affiliate” in the Statements of Operations.

4. Investments

During the six months ended November 30, 2006, the cost of purchases and proceeds from sales of investments, other than short-term investments and long-term U.S. government obligations were:

	Purchases (000)	Sales (000)
Bond Fund	$14,335	$25,564
Government Mortgage Fund	—	2,535
Intermediate Bond Fund	29,070	39,351
Limited Maturity Bond Fund	15,898	20,348
Total Return Advantage Fund	26,374	31,568
Ultra Short Bond Fund	13,878	13,417
Intermediate Tax Exempt Bond Fund	41,200	47,386
Michigan Intermediate Municipal Bond Fund	25,762	32,913
Ohio Intermediate Tax Exempt Bond Fund	29,791	41,461
Pennsylvania Intermediate Municipal Bond Fund	7,609	10,141

During the six months ended November 30, 2006, the cost of purchases and proceeds from sales of long-term U.S. government obligations were:

	Purchases (000)	Sales (000)
Bond Fund	$652,118	$672,486
Government Mortgage Fund	607,705	602,924
Intermediate Bond Fund	418,056	474,090
Limited Maturity Bond Fund	83,350	76,293
Total Return Advantage Fund	381,275	339,455
Ultra Short Bond Fund	33,978	36,659

57

Allegiant Fixed Income and Tax Exem pt Bond Funds

NOTES TO FINANCIAL STATEMENTS

November 30 , 2006 (Unaudited)

5. Federal Income Taxes

Each of the Fixed Income and Tax Exempt Bond Funds is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature, and are primarily due to wash sales, paydowns, market discount, swap agreements, and dividends deemed paid upon shareholder redemption of fund shares.

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. At May 31, 2006, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

	Expiring May 31,
Fund	2008	2009	2010	2012	2013	2014	Total
Bond Fund	$—	$11,132	$11,953	$—	$—	$1,212	$24,297
Government Mortgage Fund*	1,987	2,228	—	2,107	—	2,274	8,596
Intermediate Bond Fund	—	1,034	1,169	—	—	2,120	4,323
Limited Maturity Bond Fund	1,834	755	1,650	233	773	3,290	8,535
Total Return Advantage Fund	—	—	—	—	—	559	559
Ultra Short Bond Fund	—	—	—	315	681	1,609	2,605
Ohio Intermediate Tax Exempt Bond Fund	—	1,249	—	—	—	—	1,249

*	A portion of the amount of this loss may be utilized in subsequent years. The amount is subject to an annual limitation due to the Fund’s merger with Armada GNMA Fund on November 21, 2003.

58

6. Shares of Beneficial Interest

The Trust’s Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Transactions in capital shares are summarized (in thousands) on the following pages for the Fixed Income and Tax Exempt Bond Funds.

	Class I		Class A		Class B		Class C
	Six Months Ended 11/30/06	Year Ended 5/31/06	Six Months Ended 11/30/06	Year Ended 5/31/06	Six Months Ended 11/30/06	Year Ended 5/31/06	Six Months Ended 11/30/06	Year Ended 5/31/06
Bond Fund
Shares issued	1,412	7,259	18	91	2	7	—	2
Share reinvested	137	275	11	25	1	2	—	1
Shares redeemed	(3,651)	(7,176)	(100)	(408)	(10)	(26)	(1)	(11)

Net increase (decrease)	(2,102)	358	(71)	(292)	(7)	(17)	(1)	(8)

Government Mortgage Fund
Shares issued	2,657	7,179	98	315	3	22	1	107
Share reinvested	101	153	30	69	6	14	4	6
Shares redeemed	(2,807)	(5,464)	(246)	(850)	(52)	(154)	(38)	(107)

Net increase (decrease)	(49)	1,868	(118)	(466)	(43)	(118)	(33)	6

Intermediate Bond Fund
Shares issued	2,189	6,045	19	83	—	6	1	19
Share reinvested	196	390	15	36	7	15	1	2
Shares redeemed	(6,715)	(10,119)	(214)	(399)	(22)	(130)	(8)	(19)

Net increase (decrease)	(4,330)	(3,684)	(180)	(280)	(15)	(109)	(6)	2

Limited Maturity Bond Fund
Shares issued	466	2,263	5	49	—	1	—	1
Share reinvested	139	233	6	12	1	2	1	1
Shares redeemed	(1,954)	(6,435)	(111)	(259)	(17)	(37)	(3)	(37)

Net decrease	(1,349)	(3,939)	(100)	(198)	(16)	(34)	(2)	(35)

Total Return Advantage Fund
Shares issued	6,332	11,138	289	386	6	26	7	15
Share reinvested	237	511	13	13	1	4	—	1
Shares redeemed	(2,587)	(9,180)	(74)	(197)	(4)	(26)	(2)	(28)

Net increase (decrease)	3,982	2,469	228	202	3	4	5	(12)

Ultra Short Bond Fund
Shares issued	79	1,566	2	23	—	—	—	—
Share reinvested	104	243	3	5	—	—	—	—
Shares redeemed	(2,316)	(9,856)	(16)	(39)	—	—	—	—

Net decrease	(2,133)	(8,047)	(11)	(11)	—	—	—	—

Intermediate Tax Exempt Bond Fund
Shares issued	444	1,168	119	312	—	2	—	—
Share reinvested	4	14	7	13	1	1	—	—
Shares redeemed	(1,151)	(2,470)	(147)	(691)	(1)	(14)	(3)	—

Net decrease	(703)	(1,288)	(21)	(366)	—	(11)	(3)	—

59

Allegiant Fixed Income and Tax Exempt Bond Funds

NOTES TO FINANCIAL STATEMENTS

November 30,2006 (Unaudited)

	Class I		Class A		Class B		Class C
	Six Months Ended 11/30/06	Year Ended 5/31/06	Six Months Ended 11/30/06	Year Ended 5/31/06	Six Months Ended 11/30/06	Year Ended 5/31/06	Six Months Ended 11/30/06	Year Ended 5/31/06
Michigan Intermediate Municipal Bond Fund
Shares issued	43	691	76	1,104	—	2	—	1
Share reinvested	14	44	29	51	1	2	—	1
Shares redeemed	(893)	(2,764)	(132)	(572)	(22)	(57)	(12)	(13)

Net increase (decrease)	(836)	(2,029)	(27)	583	(21)	(53)	(12)	(11)

Ohio Intermediate Tax Exempt Bond Fund
Shares issued	734	2,232	96	353	—	12	—	4
Share reinvested	6	14	13	31	1	2	1	1
Shares redeemed	(1,802)	(2,237)	(134)	(500)	(16)	(11)	(2)	(4)

Net increase (decrease)	(1,062)	9	(25)	(116)	(15)	3	(1)	1

Pennsylvania Intermediate Municipal Bond Fund
Shares issued	141	600	34	118	—	—	1	9
Share reinvested	1	3	2	2	—	—	—	1
Shares redeemed	(515)	(928)	(17)	(43)	—	—	(28)	(9)

Net increase (decrease)	(373)	(325)	19	77	—	—	(27)	1

7. Market and Credit Risk

Some countries in which certain of the Fixed Income Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

The Bond, Government Mortgage, Intermediate Bond, Limited Maturity Bond, Total Return Advantage and Ultra Short Bond Funds may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss.

Each Fixed Income and Tax Exempt Bond Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price.

The Michigan Intermediate Municipal Bond, Ohio Intermediate Tax Exempt Bond and Pennsylvania Intermediate Municipal Bond Funds follow an investment policy of investing primarily in municipal obligations of one state. The Intermediate Tax Exempt Bond Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Funds.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Statements of Net Assets.

60

The rating of long-term debt as a percentage of total value of investments on November 30, 2006, is as follows:

Standard & Poor’s/ Moody’s Ratings	Intermediate Tax Exempt Bond	Michigan Intermediate Municipal Bond	Ohio Intermediate Tax Exempt Bond	Pennsylvania Intermediate Municipal Bond
AAA/Aaa	81.6%	75.1%	76.8%	88.4%
AA/Aa	12.5%	24.9%	14.4%	11.6%
A/A	5.9%	0.0%	6.7%	0.0%
BBB/Baa	0.0%	0.0%	1.4%	0.0%
NR	0.0%	0.0%	0.7%	0.0%

	100.0%	100.0%	100.0%	100.0%

Securities rated by only one agency are shown in that category. Securities rated by both agencies are categorized according to their lowest rating.

8. Securities Lending

To generate additional income, the Fixed Income Funds may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with Union Bank of California (“UBOC”), the securities lending agent. The lending Funds may lend up to 50% of securities in which they are invested requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities loaned. The lending Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral. The lending Funds receive 70% of the income earned which is comprised of interest received on the collateral net of broker rebates and other expenses incurred by UBOC.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the lending Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

9. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is immaterial. The Funds expect the risk of loss to be remote pursuant to the contracts.

10. Recent Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This pronouncement provides guidance on the recognition, measurement, classification, and disclosures related to uncertain tax positions, along with any related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, with the Funds required to implement FIN 48 in the NAV calculation by November 30, 2007. The Funds are in the process of evaluating the effect, if any, that the adoption of FIN 48 will have on the financial statements.

In September 2006, the Financial Accounting Standards Board issued FASB Statement No. 157, Fair Value Measurements, (“Statement 157”). Statement 157 establishes a framework for measuring fair value in generally accepted within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

61

Allegiant Fixed Income and Tax Exempt Bond Funds

NOTES TO FINANCIAL STATEMENTS

November 30,2006 (Unaudited)

11. Regulatory Matters

On October 11, 2006 the Adviser was notified that the Pacific Regional Office of the SEC is conducting an examination concerning marketing budget arrangements with entities that provide administrative services to the Trust. NCB and the Adviser are cooperating fully with the SEC in that examination. Due to the preliminary stage of this investigation, the Adviser is not able to predict the outcome of this examination. The Board of Trustees of the Trust has established a committee comprising independent members of the Board of Trustees to monitor this matter on behalf of the Board.

62

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AGREEMENTS

The Trust’s Board of Trustees, including all of the independent Trustees, approved the continuation of the Advisory Agreements for the Allegiant Fixed Income and Tax Exempt Bond Funds (the “Funds”) covered in this report, pursuant to which the Adviser provides the Trust with investment advisory services for an additional one-year period.

In connection with such approvals, the Trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of the Adviser’s services, experience and qualifications. Counsel provided the Trustees with a memorandum related to their consideration of the Agreements. The information considered by the Trustees at their meetings, and in supplemental information provided to the Trustees with regard to the Adviser included: (i) the history, organization and client base of the Adviser, (ii) fees under the advisory agreements and fee waivers for the Funds and, for the Adviser, comparative industry fee and expense data, (iii) any incidental non-monetary benefits realized through the Adviser’s relationship with the Funds, (iv) the investment performance of the Funds, (v) ancillary services provided by the Adviser and their affiliates, (vi) any economies of scale realized by the Adviser and the Funds, and (vii) the Adviser’s direct and indirect costs incurred in providing advisory services. The Trustees reviewed additional information concerning the investment philosophy, techniques and strategies employed by the Adviser in managing the Funds and the Adviser’s compliance procedures and controls. The Board considered analyses comparing each Fund’s advisory fees and total expenses to averages for the universe of mutual funds for each Fund’s asset class. In addition to this annual review, the Trustees oversee and evaluate the Adviser’s services at their quarterly meetings.

After reviewing this information and such other matters as the Trustees considered necessary to the exercise of their reasonable business judgment, the Board and independent Trustees concluded that the compensation payable under the Advisory Agreements was fair and equitable with respect to each Fund and approved the continuation of the Advisory Agreements for the Funds.

The Trust’s Board of Trustees, including all of the independent Trustees, also received presentations from representatives of the Adviser and discussed the written materials that had been provided by the Adviser with respect to the proposed reapprovals of the Advisory Agreements, as discussed below.

Nature, Extent and Quality of Services Provided by the Adviser

The Board considered the Adviser’s portfolio management services and activities related to portfolio management. The Board reviewed the Adviser’s use of technology, research capabilities, and investment management staff. The Board discussed the Adviser’s experience and qualifications of the personnel providing services, including the background and experience of the members of the portfolio management teams. Senior management of the Adviser discussed the structure and operations of the asset management business of the Adviser. The Board also considered its periodic meetings with the portfolio managers and other employees of the Adviser. The Board reviewed the Adviser’s management structure, assets under management and investment philosophies and processes. The Board discussed its relationship with the Adviser, noting that the Adviser communicated well with the Board and was always responsive to the Board’s requests for information. The Board reviewed the profitability reports for the Funds, and discussed the other benefits that may accrue to the Adviser and its affiliates, if any, due to the relationships with the Funds, including any non-monetary benefits accruing to the Adviser and/or its affiliates as a result of the Adviser’s advisory position with the Funds. The compliance policies and procedures of the Adviser, including interaction by the parties with the Trust’s chief compliance officer and compliance with each Fund’s investment objective and investment restrictions were reviewed and discussed.

Investment Performance of the Funds

In considering the investment performance of the Adviser, the Board compared the investment performance of the Adviser to the performance of comparable fund peer groups and benchmark indices and the investment performance of similar accounts or funds managed by the Adviser, where applicable. The Trustees considered the short-and long-term performance of the Funds, including any periods of outperformance or underperformance of relevant benchmarks or peer groups. The Trustees concluded that the continuation of the Agreements was not an indication that the Trustees believed performance of any specific fund might not be improved. The Trustees discussed with the Adviser actions that might be taken to improve performance. The Trustees considered that the Adviser has made changes in its portfolio management personnel and processes to improve long-term performance. The Board also reviewed the Adviser’s proposed investment approach for each Fund, including the Adviser’s investment philosophy, policies, techniques and strategies.

63

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AGREEMENTS

Costs of the Services, Profitability and Economies of Scale

The Board reviewed and discussed detailed information concerning revenues received by the Adviser under the agreements and expenses it incurred in managing the Funds. The Board reviewed profitability reports for the Funds presented by the Adviser. The Board discussed the other benefits that may accrue to the Adviser and its affiliates due to their relationships with the Funds. The Board concluded that the profits were reasonable in view of the services provided to the Funds. The Board discussed whether the Funds have benefited from economies of scale and the potential for realization of economies of scale through fee waivers or reimbursement, or through fee and expense reduction, and concluded that the Adviser’s management of the Trust could generate economies of scale as assets increase.

Fees

The Board reviewed each Fund’s proposed advisory fee structure, each Fund’s total operating expense ratios and the Adviser’s proposed voluntary fee waivers for each Fund. In so doing, the Board examined each Fund’s fees and expenses as compared to its respective comparable fund peer group. Those comparisons aided the Board in evaluating the reasonableness of the investment advisory fees to be paid by each of the Funds. The Board also was provided with information pertaining to fees charged by the Adviser for private accounts managed by it.

Approval of the Agreements

The Board weighed and balanced the information presented and based its decision on the totality of the circumstances. In addition to meetings specifically devoted to the review of advisory contracts, the Board meets regularly, at least each quarter, and considers matters related to the Trust’s Advisory Agreements including performance, advisory personnel and compliance, among other relevant issues. Based upon the information reviewed and material factors considered, without any one factor being dispositive, or considered in isolation, the Board, including all of the independent Trustees, concluded that the proposed investment advisory fees to be paid by each Fund to the Adviser, were reasonable in light of the services to be provided by the Adviser, that the proposed Advisory Agreements were fair and in the best interests of the Funds and that the Advisory Agreements should be approved.

Proxy Voting

(Unaudited)

A description of the policies and procedures that Allegiant Funds use to determine how to vote proxies relating to their portfolio securities as well as information regarding how Allegiant Funds voted proxies during the most recent 12-month period ending June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Fund’s website at www.allegiantfunds.com, or on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

(Unaudited)

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-622-FUND(3863), visiting the Trust’s website at www.allegiantfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

64

Allegiant Fixed Income and Tax Exempt Bond Funds

SHAREHOLDER VOTING RESULTS

(Unaudited)

On June 26, 2006, at a special meeting of the Trust (the “Meeting”), the Shareholders of the Funds were asked to (i) elect seven existing Trustees and elect three new Trustees (“Proposal 1”) and (ii) authorize the Adviser, upon approval of the Board of Trustees, to enter into or amend sub-advisory agreements without shareholder approval, subject to receipt of an Exemptive Order from the Securities and Exchange Commission (“Proposal 2”). A majority of the total number of outstanding shares of the Trust entitled to vote was not represented at the Meeting. The Trust’s quorum requirement was therefore not met and the Meeting, with respect to Proposal 1, was adjourned until July 20, 2006. A majority of the total number of outstanding shares of each of the Bond Fund, Government Mortgage Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund, Ultra Short Bond Fund, Intermediate Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund, and Pennsylvania Intermediate Municipal Bond Fund entitled to vote was represented at the Meeting. Accordingly, the tabulations with respect to Proposal 2 for the aforementioned Funds were recorded. Proposal 2 was not approved by any of the aforementioned Funds. The results of the voting on Proposal 2 on June 26, 2006 were as follows:

	Number of Shares	% of Outstanding Shares	% of Shares Voted
Bond Fund
Affirmative	433,812	1.139%	1.353%
Against	30,997,120	81.390	96.653
Abstain	32,553	0.086	0.101
Broker Non-Votes	607,057	1.594	1.893

Total	32,070,542	84.209	100.000

Government Mortgage Fund
Affirmative	982,668	3.295	3.626
Against	24,457,833	81.998	90.255
Abstain	8,972	0.030	0.033
Broker Non-Votes	1,649,347	5.530	6.086

Total	27,098,820	90.853	100.000

Intermediate Bond Fund
Affirmative	625,273	1.543	1.731
Against	34,171,293	84.333	94.606
Abstain	9,389	0.023	0.026
Broker Non-Votes	1,313,739	3.242	3.637

Total	36,119,694	89.141	100.000

Limited Maturity Bond Fund
Affirmative	143,959	0.764	0.865
Against	15,371,339	81.546	92.332
Abstain	10,954	0.058	0.066
Broker Non-Votes	1,121,659	5.950	6.737

Total	16,647,911	88.318	100.000

Total Return Advantage Fund
Affirmative	2,631,269	7.940	12.847
Against	17,225,924	51.977	84.108
Abstain	1,835	0.005	0.009
Broker Non-Votes	621,802	1.876	3.036

Total	20,480,830	61.798	100.000

Ultra Short Bond Fund
Affirmative	8,833	0.084	0.111
Against	7,808,228	74.053	98.071
Abstain	106	0.002	0.002
Broker Non-Votes	144,622	1.372	1.816

Total	7,961,789	75.511	100.000

Intermediate Tax Exempt Bond Fund
Affirmative	238,688	1.928	1.976
Against	11,427,621	92.307	94.606
Abstain	1,309	0.011	0.011
Broker Non-Votes	411,576	3.325	3.407

Total	12,079,194	97.571	100.000

65

Allegiant Fixed Incomev and Tax Exempt Bond Funds

SHAREHOLDER VOTING RESULTS

(Unaudited)

	Number of Shares	% of Outstanding Shares	% of Shares Voted
Michigan Intermediate Municipal Bond Fund
Affirmative	274,460	3.391	3.582
Against	5,917,022	73.095	77.228
Abstain	8,424	0.104	0.109
Broker Non-Votes	1,461,996	18.061	19.081

Total	7,661,902	94.651	100.000

Ohio Intermediate Tax Exempt Bond Fund
Affirmative	542,265	3.818	3.918
Against	12,282,883	86.485	88.749
Abstain	21,716	0.153	0.157
Broker Non-Votes	993,154	6.993	7.176

Total	13,840,018	97.449	100.000

Pennsylvania Intermediate Municipal Bond Fund
Affirmative	157,463	3.450	3.631
Against	4,055,543	88.845	93.529
Abstain	1,396	0.031	0.032
Broker Non-Votes	121,758	2.667	2.808

Total	4,336,160	94.993	100.000

The Meeting was reconvened on Thursday, July 20, 2006 and the Shareholders of the Trust elected seven existing Trustees and three new Trustees. The results of the voting on Proposal 1 were as follows:

	Number of Shares	% of Outstanding Shares	% of Shares Voted
John G. Breen
Affirmative	2,924,890,601	52.973%	99.242%
Withhold	22,326,722	0.405	0.758

Total	2,947,217,323	53.378	100.000

John F. Durkott
Affirmative	2,924,873,882	52.973	99.242
Withhold	22,343,441	0.405	0.758

Total	2,947,217,323	53.378	100.000

Richard W. Furst
Affirmative	2,924,871,702	52.973	99.242
Withhold	22,345,621	0.405	07.58

Total	2,947,217,323	53.378	100.000

Gerald L. Gherlein
Affirmative	2,924,871,613	52.973	99.242
Withhold	22,345,710	0.405	0.758

Total	2,947,217,323	53.378	100.000

Dale C. LaPorte
Affirmative	2,924,871,963	52.973	99.242
Withhold	22,345,360	0.405	0.758

Total	2,947,217,323	53.378	100.000

Robert D. Neary
Affirmative	2,924,849,649	52.972	99.241
Withhold	22,367,674	0.406	0.759

Total	2,947,217,323	53.378	100.000

66

	Number of Shares	% of Outstanding Shares	% of Shares Voted
Kathleen A. Obert
Affirmative	2,924,863,922	52.973	99.242
Withhold	22,353,401	0.405	0.758

Total	2,947,217,323	53.378	100.000

Timothy L. Swanson
Affirmative	2,924,877,625	52.973	99.242
Withhold	22,339,698	0.405	0.758

Total	2,947,217,323	53.378	100.000

Kelley J. Brennan
Affirmative	2,924,896,310	52.973	99.243
Withhold	22,321,013	0.405	0.757

Total	2,947,217,323	53.378	100.000

Dorothy A. Berry
Affirmative	2,924,880,972	52.973	99.242
Withhold	22,336,351	0.405	0.758

Total	2,947,217,323	53.378	100.000

At the Meeting, Proposal 2 was tabled. The Adviser intends to further review Proposal 2.

67

Investment Adviser

Allegiant Asset Management Company

200 Public Square, 5th Floor

Cleveland, Ohio 44114

Distributor

Professional Funds Distributor, LLC

760 Moore Road

King of Prussia, Pennsylvania 19406

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, Pennsylvania 19103-6996

Custodian

PFPC Trust Co.

8800 Tinicum Boulevard, 4th Floor

Philadelphia, Pennsylvania 19153

760 Moore Road

King of Prussia, PA 19406

INVESTMENT ADVISER:

Allegiant Asset Management Company

200 Public Square, 5th Floor

Cleveland, OH 44114

ALL-SA-003-1206

SEMI-ANNUAL REPORT
November 30, 2006
(Unaudited)

MONEY MARKET FUNDS

Allegiant
AllegiantFunds.com

The Discipline of Investing, a Commitment to Results

ALLEGIANT MONEY MARKET FUNDS

SEMI-ANNUAL REPORT

MONEY MARKET FUNDS

Government Money Market Fund

Money Market Fund

Ohio Municipal Money Market Fund

Pennsylvania Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

Treasury Money Market Fund

EQUITY FUNDS

International Equity Fund

Large Cap Core Equity Fund

Large Cap Growth Fund

Large Cap Value Fund

Mid Cap Value Fund

Multi-Factor Mid Cap Growth Fund (formerly Mid Cap Growth Fund)

Multi-Factor Small Cap Core Fund

Multi-Factor Small Cap Focused Value Fund

Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund

S&P 500® Index Fund

Small Cap Core Fund

Small Cap Growth Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund (liquidated on 12/14/06)

Balanced Allocation Fund

Conservative Allocation Fund (liquidated on 12/14/06)

FIXED INCOME FUNDS

Bond Fund

Government Mortgage Fund

Intermediate Bond Fund

Limited Maturity Bond Fund

Total Return Advantage Fund

Ultra Short Bond Fund

TAX EXEMPT BOND FUNDS

Intermediate Tax Exempt Bond Fund

Michigan Intermediate Municipal Bond Fund

Ohio Intermediate Tax Exempt Bond Fund

Pennsylvania Intermediate Municipal Bond Fund

	Financial Highlights	Statements of Net Assets
Government Money Market Fund	6	8
Money Mar ket Fund	6	10
Ohio Municipal Mo ney Market Fund	7	13
Pennsylvania Tax Exempt Money Market Fund	7	17
Tax Exempt Mo ney Market Fund	7	20
Treasury Money Market Fund	7	26
Statements of Operations		28
Statements of Changes in Net Assets		30
Notes to Financial Statements		32
Trustees Review and Approval of Advisory Agreements		37
Shareholder Voting Results		39

This material must be preceded or accompanied by a prospectus.

You should consider the investment objective, risks, charges, and expenses of the Allegiant Money Market Funds (the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at www.allegiantfunds.com. Please read it carefully before investing.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Allegiant Asset Management Company (“Adviser”) serves as investment adviser to the Funds, for which it receives an investment advisory fee. The Funds are distributed by Professional Funds Distributor, LLC (“PFD”), 760 Moore Road, King of Prussia, PA 19406. PFD is not affiliated with the Adviser and is not a bank.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Allegiant Money Market Funds

CHAIRMAN’S MESSAGE

JANUARY 2007

Dear Shareholders:

We are pleased to provide you with important semi-annual information about Allegiant Funds, as well as a review of the financial markets and the events shaping the global markets. During the six month period, total assets of the Allegiant Funds increased by $409 million to $10.9 billion due primarily to money market fund inflows.

Allegiant Funds is committed to attaining competitive performance and offering a broad range of investment styles. With the start of a new year, it is a good time for investors to critically evaluate their investment portfolios and overall diversification mix. We encourage our shareholders to review the information included in this semi-annual report as a part of the process. For your convenience, this report, performance updates and commentaries from the portfolio management teams, as well as e-delivery options, are all available at www.allegiantfunds.com. We welcome you to utilize these services to assist you in the decision making process.

If you have any questions regarding Allegiant Funds, please contact your investment professional or call Investor Services at 1-800-622-FUND (3863). Thank you for your continued confidence in Allegiant Funds and we look forward to serving your investment needs in the year ahead. Best wishes for a happy, healthy and prosperous New Year.

Sincerely,

Robert D. Neary Chairman

1

Allegiant Money Market Funds

REPORT FROM ALLEGIANT ASSET MANAGEMENT COMPANY

“...the Fed adjourned for the first time in more than two years without pushing their interest rate target higher...”	The past year has brought many changes, not only for the industry, but for Allegiant Asset Management as well. As we mentioned in our May letter, we continue our transformation as a firm with refinements to our investment processes, the retention of talented professionals and our ongoing focus on delivering competitive products to our shareholders. While still early, we are seeing improvements in relative performance and the creation of consistent, long-term track records across the major asset classes and styles. As the investment management industry continues to change, so will we as a firm, utilizing our capabilities to stay on the forefront of the business by offering new products, innovative strategies, and prudent risk management techniques.

Economic and Market Overview

From an economic perspective, the dominant headlines over the last six months have been the Federal Reserve Board (“Fed”), housing, and inflation. To keep core inflation within their desired range of 2%, the Fed gradually raised the Fed Funds target to 5.25%. The Fed pushed monetary policy beyond neutral to slightly restrictive in the hope that a tighter monetary environment would slowly deflate the housing market, which some believed was overextended. When the Fed met on August 8, 2006, they adjourned for the first time in more than two years without pushing their interest rate target higher. Within weeks of the Fed’s pause at 5.25%, most of the major gauges of inflation began to decline.

One major force behind the housing boom was inexpensive financing, brought on by the Fed itself, with a 1% Fed Funds target rate that greatly increased housing affordability. With the rate increases of the last two years, it appears the housing market is beginning to slow moderately, minimally affecting other related sectors of the economy. Looking forward to 2007, we believe that housing still poses the single greatest risk to the financials market and the economy.

Housing was not the only source of inflation in the economy as the threat of increasing prices also was fueled by rising energy costs. Some of the sharp increase in energy prices was due to strong global economic growth. This was compounded by the destruction caused by a record hurricane season in 2005. Energy prices peaked in the summer of 2006, as peak driving months, hurricane season and the Israel-Lebanon crisis in the Middle East occurred simultaneously. Fortunately, the 2006 hurricane season proved uneventful and Israel and Lebanon ceased military operations. Thereafter, oil prices fell sharply and most measures of headline inflation followed suit.

The downside to the Fed’s battle against inflation has been the impact on economic growth. Second quarter GDP growth was 2.6% and third quarter was 2.2% which were both slower than earlier levels but still positive. The slowdown was principally attributed to the housing sector. However, many analysts and economists believe housing will continue to deteriorate and lead to further declines in GDP growth.

Commentary provided by Allegiant Asset Management Company	The U.S. dollar has fallen approximately 11% versus the euro, 3% versus the yen, and 13% versus the pound over the last year, as a result of growing budget and trade deficits as well as growing expectations that the Fed would lower their interest rate target. Furthermore, slower U.S. growth and the diversification of dollar reserves by foreign central banks (specifically China) also contributed to the sell off. However, dollar weakness should be beneficial in lowering the trade deficit as it increases the attractiveness of dollar-denominated goods abroad.

2

Equity Markets

Despite economic headwinds, corporate earnings continued to deliver double-digit quarterly earnings’ growth and the welcome news that the Fed might be finished raising interest rates caused a sharp market rally. The Dow Jones Industrial Average celebrated the Fed’s pause by moving steadily higher, reaching historical highs in November as other major indices followed suit. While the markets were fond of earnings growth, they seemed to like the prospect of steady — or perhaps even falling — interest rates even more.

“...fixed income investors are anticipating that the Fed will move to a less restrictive stance in order to engineer the desired soft landing...”

According to market watchers, 2006 was expected to be the year that growth beat value and large caps beat small caps reversing years of lagging. Investors, however, continued to reward value-oriented companies, specifically oil, utilities, and consumer stocks. Small cap stocks continued strong earnings growth as reported by the Russell 2000® index, and returned 18.37% for the year. This trumped large caps as reported by the Russell 1000® index, which ended the year at a 15.46% gain.

Bond Markets

As the Fed continued to raise rates higher in both May and June to the current level of 5.25%, the bond markets moved up in step, with the 10-year Treasury yielding 5.136% on June 30. As previously noted, in August, the Fed left the target on the Fed Funds unchanged for the first time in over two years. Subsequently, the bond yields declined and as of November 30, the 10-year Treasury yield had declined to 4.458%.

The conundrum for the bond markets has been the inverted yield curve where short term rates are higher than longer term rates. Historically, an inverted yield curve is a reliable predictor of economic slowdown or recession as longer term interest rates adjust to factor in expectations that the Fed may soon lower rates to revive the economy. If interpreted this way, bond investors appear to be economically bearish going into next year due to the deflating housing bubble and subsequent retrenchment in consumer spending. Hence, fixed income investors are anticipating that the Fed will move to a less restrictive stance by lowering the Fed Funds target in order to engineer the desired soft landing. This differs markedly from the optimistic outlook of the equity markets, which continued to reward lower quality, smaller companies.

Looking Ahead

Going into 2007, investors should focus on three critical factors: the housing market, international growth and the yield curve. If the worst in the housing slowdown is past, the economy may grow at slower, but still strong, levels. If housing continues to slow, the U.S. economy may dip into recession. International growth should continue to be strong and this will benefit U.S. companies, perhaps picking up the slack of a slowing domestic marketplace. An inverted yield curve for an extended period of time increases the chances of a recession and is something that should warrant investors’ attention. However, as the next economic cycle emerges, patience and a solid asset allocation strategy may be keys to success for investors.

3

Allegiant Money Market Funds

SUMMARY OF PORTFOLIO HOLDINGS

The tables below present portfolio holdings as a percentage of total investments for each of the Allegiant Money Market Funds as of November 30, 2006.

Government Money Market Fund
Repurchase Agreements	54.7%
Federal Home Loan Mortgage Corporation	16.3
Federal National Mortgage Association	11.1
Federal Home Loan Bank	9.5
U.S. Treasury Bill	5.3
Federal Farm Credit Bank	1.8
Money Market Fund	1.3
100.0%

Money Market Fund
Commercial Paper	56.7%
Certificates of Deposit	15.9
Repurchase Agreements	11.5
Corporate Bonds	10.2
Master Notes	2.3
Funding Agreements	2.0
Municipal Securities	1.0
Money Market Fund	0.4
100.0%

Ohio Municipal Money Market Fund
Education Revenue Bonds	29.3%
General Obligation Bonds	25.0
Hospital/Nursing Homes Revenue Bonds	10.4
Public Facilities Revenue Bonds	7.1
Pollution Control Revenue Bonds	6.4
Industrial Development Revenue Bonds	6.3
Water/Sewer Revenue Bonds	4.9
Transportation Revenue Bonds	3.3
Other Revenue Bonds	2.7
Anticipation Notes	2.3
Retirement Community Revenue Bonds	1.8
Money Market Fund	0.5
100.0%

Pennsylvania Tax Exempt Money Market Fund
Education Revenue Bonds	22.8%
Industrial Development Revenue Bonds	15.7
Hospital/Nursing Homes Revenue Bonds	14.4
Other Revenue Bonds	10.3
Pollution Control Revenue Bonds	10.1
Public Purpose Revenue Bonds	8.5
General Obligation Bonds	6.8
Tax Exempt Commercial Paper	3.9
Retirement Community Revenue Bonds	1.9
Water/Sewer Revenue Bonds	1.9
Transportation Revenue Bonds	1.8
Public Facilities Revenue Bonds	1.4
Money Market Fund	0.5
100.0%

Tax Exempt Money Market Fund
Hospital/Nursing Homes Revenue Bonds	21.7%
Education Revenue Bonds	21.4
General Obligation Bonds	14.3
Tax Exempt Commercial Paper	11.0
Pollution Control Revenue Bonds	7.4
Industrial Development Revenue Bonds	7.3
Public Facilities Revenue Bonds	5.9
Transportation Revenue Bonds	2.5
Water/Sewer Revenue Bonds	2.0
Other Revenue Bonds	1.8
Anticipation Notes	1.6
Public Purpose Revenue Bonds	1.5
Retirement Community Revenue Bonds	1.0
Money Market Fund	0.6
100.0%

Treasury Money Market Fund
U.S. Treasury Bills	96.3%
Money Market Funds	3.7
100.0%

4

Allegiant Money Market Funds

EXPENSE TABLES

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided below are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2006 to November 30, 2006).

The Expense Table that appears for your Fund illustrates your Fund’s costs in two ways.

•	Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of a Fund under the heading “Expenses Paid During Period.”

•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 6/1/06	Ending Account Value 11/30/06	Annualized Expense Ratio	Expenses Paid During Period*
Government Money Market Fund
Actual
Class I	$1,000.00	$1,024.65	0.38%	$1.93
Class A	1,000.00	1,023.38	0.63	3.20
Hypothetical**
Class I	1,000.00	1,023.16	0.38	1.93
Class A	1,000.00	1,021.91	0.63	3.19

Money Market Fund
Actual
Class I	$1,000.00	$1,025.06	0.38%	$1.93
Class A	1,000.00	1,023.79	0.63	3.20
Class B	1,000.00	1,020.10	1.35	6.84
Class C	1,000.00	1,020.08	1.35	6.84
Hypothetical**
Class I	1,000.00	1,023.16	0.38	1.93
Class A	1,000.00	1,021.91	0.63	3.19
Class B	1,000.00	1,018.30	1.35	6.83
Class C	1,000.00	1,018.30	1.35	6.83

Ohio Municipal Money Market Fund
Actual
Class I	$1,000.00	$1,016.62	0.28%	$1.42
Class A	1,000.00	1,015.35	0.53	2.68
Hypothetical**
Class I	1,000.00	1,023.66	0.28	1.42
Class A	1,000.00	1,022.41	0.53	2.69

Pennsylvania Tax Exempt Money Market Fund
Actual
Class I	$1,000.00	$1,016.66	0.29%	$1.47
Class A	1,000.00	1,015.39	0.54	2.73
Hypothetical**
Class I	1,000.00	1,023.61	0.29	1.47
Class A	1,000.00	1,022.36	0.54	2.74

Tax Exempt Money Market Fund
Actual
Class I	$1,000.00	$1,016.65	0.28%	$1.42
Class A	1,000.00	1,015.39	0.53	2.68
Hypothetical**
Class I	1,000.00	1,023.66	0.28	1.42
Class A	1,000.00	1,022.41	0.53	2.69

Treasury Money Market Fund
Actual
Class I	$1,000.00	$1,022.98	0.39%	$1.98
Class A	1,000.00	1,021.70	0.64	3.24
Hypothetical**
Class I	1,000.00	1,023.11	0.39	1.98
Class A	1,000.00	1,021.86	0.64	3.24
The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges which may apply to redemptions of Class B Shares and Class C Shares of the Money Market Fund and which are described in the Prospectus. If these transactional costs were included, your costs would be higher.

*	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.

**	Assumes annual return of 5% before expenses.

5

Allegiant Money Market Funds FINANCIAL HIGHLIGHTS	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2006 (Unaudited) and For the Years Ended May 31

	Net Asset Value, Beginning of Period	Net Investment Income†		Dividends from Net Investment Income	Net Asset Value, End of Period	Total Return	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)

GOVERNMENT MONEY MARKET FUND
CLASS I
2006**	$1.00	$0.02		$(0.02)	$1.00	2.47%	$525,496	0.38%	4.87%	0.43%	4.82%
2006	1.00	0.04		(0.04)	1.00	3.69	576,444	0.41	3.61	0.49	3.53
2005	1.00	0.02		(0.02)	1.00	1.58	724,656	0.44	1.43	0.54	1.33
2004	1.00	0.01		(0.01)	1.00	0.65	1,554,598	0.42	0.65	0.52	0.55
2003	1.00	0.01		(0.01)	1.00	1.15	1,966,487	0.41	1.16	0.51	1.06
2002	1.00	0.02		(0.02)	1.00	2.43	2,195,174	0.39	2.31	0.49	2.21

CLASS A
2006**	$1.00	$0.02		$(0.02)	$1.00	2.34%	$366,825	0.63%	4.62%	0.68%	4.57%
2006	1.00	0.03		(0.03)	1.00	3.43	391,159	0.66	3.36	0.74	3.28
2005	1.00	0.01		(0.01)	1.00	1.33	441,606	0.69	1.18	0.79	1.08
2004	1.00	—	*	— *	1.00	0.40	388,023	0.67	0.40	0.77	0.30
2003	1.00	0.01		(0.01)	1.00	0.89	593,867	0.66	0.91	0.76	0.81
2002	1.00	0.02		(0.02)	1.00	2.17	782,102	0.64	2.06	0.74	1.96

MONEY MARKET FUND
CLASS I
2006**	$1.00	$0.02		$(0.02)	$1.00	2.51%	$2,275,974	0.38%	4.95%	0.43%	4.90%
2006	1.00	0.04		(0.04)	1.00	3.75	2,107,744	0.41	3.65	0.49	3.57
2005(1)	1.00	0.02		(0.02)	1.00	1.62	2,373,840	0.42	1.57	0.52	1.47
2004	1.00	0.01		(0.01)	1.00	0.67	2,920,107	0.43	0.68	0.53	0.58
2003	1.00	0.01		(0.01)	1.00	1.19	3,646,585	0.40	1.19	0.50	1.09
2002	1.00	0.02		(0.02)	1.00	2.41	3,533,294	0.40	2.33	0.50	2.23

CLASS A
2006**	$1.00	$0.02		$(0.02)	$1.00	2.38%	$925,247	0.63%	4.70%	0.68%	4.65%
2006	1.00	0.03		(0.03)	1.00	3.49	749,629	0.66	3.40	0.74	3.32
2005(1)	1.00	0.01		(0.01)	1.00	1.37	734,047	0.67	1.32	0.77	1.22
2004	1.00	—	*	— *	1.00	0.43	902,676	0.68	0.43	0.78	0.33
2003	1.00	0.01		(0.01)	1.00	0.94	1,097,776	0.65	0.94	0.75	0.84
2002	1.00	0.02		(0.02)	1.00	2.16	1,763,870	0.65	2.08	0.75	1.98

CLASS B
2006**	$1.00	$0.02		$(0.02)	$1.00	2.01%	$756	1.35%	3.98%	1.40%	3.93%
2006	1.00	0.03		(0.03)	1.00	2.76	715	1.37	2.69	1.45	2.61
2005(1)	1.00	0.01		(0.01)	1.00	0.94	1,126	1.09	0.90	1.49	0.50
2004	1.00	—	*	— *	1.00	0.43	1,129	0.68	0.43	1.48	(0.37)
2003	1.00	0.01		(0.01)	1.00	0.60	1,789	0.95	0.64	1.46	0.13
2002	1.00	0.02		(0.02)	1.00	1.44	1,332	1.36	1.37	1.46	1.27

CLASS C
2006**	$1.00	$0.02		$(0.02)	$1.00	2.01%	$126	1.35%	3.98%	1.40%	3.93%
2006	1.00	0.03		(0.03)	1.00	2.76	107	1.37	2.69	1.45	2.61
2005(1)	1.00	0.01		(0.01)	1.00	0.94	685	1.09	0.90	1.49	0.50
2004	1.00	—	*	— *	1.00	0.42	671	0.68	0.43	1.48	(0.37)
2003	1.00	0.01		(0.01)	1.00	0.60	1,283	0.95	0.64	1.46	0.13
2002	1.00	0.02		(0.02)	1.00	1.45	218	1.36	1.37	1.46	1.27

*	Amount represents less than $0.005 per share.

**	For the six months ended November 30, 2006. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Per share data calculated using average shares outstanding method.

(1)	The capital infusions described in Note 6 in the Notes to Financial Statements resulted in a $0.001, $0.003, $0.001 and $0.000 effect to the net asset value per share of Class I, Class A, Class B and Class C, respectively, for the year ended May 31, 2005 and had no effect on the total return of the Fund.

See Notes to Financial Statements.

6

	Net Asset Value, Beginning of Period	Net Investment Income†		Dividends from Net Investment Income	Net Asset Value, End of Period	Total Return	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)

OHIO MUNICIPAL MONEY MARKET FUND
CLASS I
2006**	$1.00	$0.02		$(0.02)	$1.00	1.66%	$275,696	0.28%	3.29%	0.33%	3.24%
2006	1.00	0.03		(0.03)	1.00	2.58	315,415	0.31	2.55	0.45	2.41
2005	1.00	0.01		(0.01)	1.00	1.38	304,362	0.33	1.40	0.53	1.20
2004	1.00	0.01		(0.01)	1.00	0.70	238,433	0.34	0.70	0.54	0.50
2003	1.00	0.01		(0.01)	1.00	1.06	262,692	0.32	1.05	0.52	0.85
2002	1.00	0.02		(0.02)	1.00	1.77	185,180	0.31	1.72	0.51	1.52

CLASS A
2006**	$1.00	$0.02		$(0.02)	$1.00	1.54%	$80,993	0.53%	3.04%	0.58%	2.99%
2006	1.00	0.02		(0.02)	1.00	2.32	55,993	0.56	2.30	0.70	2.16
2005	1.00	0.01		(0.01)	1.00	1.12	55,348	0.58	1.15	0.78	0.95
2004	1.00	—	*	— *	1.00	0.45	48,535	0.59	0.45	0.79	0.25
2003	1.00	0.01		(0.01)	1.00	0.81	52,040	0.57	0.80	0.77	0.60
2002	1.00	0.02		(0.02)	1.00	1.55	57,544	0.53	1.50	0.73	1.30

PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
CLASS I
2006**	$1.00	$0.02		$(0.02)	$1.00	1.67%	$121,661	0.29%	3.30%	0.34%	3.25%
2006	1.00	0.03		(0.03)	1.00	2.58	80,340	0.32	2.55	0.49	2.38
2005	1.00	0.01		(0.01)	1.00	1.35	93,325	0.34	1.33	0.59	1.08
2004	1.00	0.01		(0.01)	1.00	0.69	97,248	0.34	0.69	0.59	0.44
2003	1.00	0.01		(0.01)	1.00	1.07	100,585	0.30	1.06	0.55	0.81
2002	1.00	0.02		(0.02)	1.00	1.76	112,169	0.34	1.69	0.59	1.44

CLASS A
2006**	$1.00	$0.02		$(0.02)	$1.00	1.54%	$55,225	0.54%	3.05%	0.59%	3.00%
2006	1.00	0.02		(0.02)	1.00	2.32	42,149	0.57	2.30	0.74	2.13
2005	1.00	0.01		(0.01)	1.00	1.10	39,357	0.59	1.08	0.84	0.83
2004	1.00	—	*	— *	1.00	0.43	104,046	0.59	0.44	0.84	0.19
2003	1.00	0.01		(0.01)	1.00	0.82	88,615	0.55	0.81	0.80	0.56
2002	1.00	0.02		(0.02)	1.00	1.54	61,754	0.56	1.47	0.81	1.22

TAX EXEMPT MONEY MARKET FUND
CLASS I
2006**	$1.00	$0.02		$(0.02)	$1.00	1.67%	$469,610	0.28%	3.30%	0.33%	3.25%
2006	1.00	0.03		(0.03)	1.00	2.58	381,918	0.31	2.55	0.45	2.41
2005	1.00	0.01		(0.01)	1.00	1.36	436,206	0.33	1.35	0.53	1.15
2004	1.00	0.01		(0.01)	1.00	0.68	426,256	0.33	0.68	0.53	0.48
2003	1.00	0.01		(0.01)	1.00	1.04	545,100	0.31	1.03	0.51	0.83
2002	1.00	0.02		(0.02)	1.00	1.74	539,093	0.30	1.70	0.50	1.50

CLASS A
2006**	$1.00	$0.02		$(0.02)	$1.00	1.54%	$174,142	0.53%	3.05%	0.58%	3.00%
2006	1.00	0.02		(0.02)	1.00	2.33	165,891	0.56	2.30	0.70	2.16
2005	1.00	0.01		(0.01)	1.00	1.10	137,814	0.58	1.10	0.78	0.90
2004	1.00	—	*	— *	1.00	0.43	222,193	0.58	0.43	0.78	0.23
2003	1.00	0.01		(0.01)	1.00	0.79	267,874	0.56	0.78	0.76	0.58
2002	1.00	0.02		(0.02)	1.00	1.52	289,510	0.52	1.48	0.72	1.28

TREASURY MONEY MARKET FUND
CLASS I
2006**	$1.00	$0.02		$(0.02)	$1.00	2.30%	$180,989	0.39%	4.55%	0.44%	4.50%
2006	1.00	0.03		(0.03)	1.00	3.36	164,992	0.43	3.24	0.48	3.19
2005	1.00	0.01		(0.01)	1.00	1.43	196,930	0.43	1.17	0.48	1.12
2004	1.00	0.01		(0.01)	1.00	0.54	578,023	0.43	0.54	0.48	0.49
2003	1.00	0.01		(0.01)	1.00	1.07	636,837	0.41	1.04	0.46	0.99
2002	1.00	0.02		(0.02)	1.00	2.23	468,283	0.40	2.12	0.45	2.07

CLASS A
2006**	$1.00	$0.02		$(0.02)	$1.00	2.17%	$6,687	0.64%	4.30%	0.69%	4.25%
2006	1.00	0.03		(0.03)	1.00	3.10	12,814	0.68	2.99	0.73	2.94
2005	1.00	0.01		(0.01)	1.00	1.17	16,649	0.68	0.92	0.73	0.87
2004	1.00	—	*	— *	1.00	0.29	24,611	0.68	0.29	0.73	0.24
2003	1.00	0.01		(0.01)	1.00	0.82	14,890	0.66	0.79	0.71	0.74
2002	1.00	0.02		(0.02)	1.00	1.98	17,270	0.65	1.87	0.70	1.82

7

Allegiant Government Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 41.0%
Federal Farm Credit Bank — 1.9%
Federal Farm Credit Bank (FRN)
5.186%, 01/22/07	$15,000	$15,000
Federal Farm Credit Bank (MTN)
4.875%, 12/19/06	2,000	1,999

		16,999

Federal Home Loan Bank — 10.1%
Federal Home Loan Bank (DN)
5.150%, 02/09/07 (A)	7,500	7,425
Federal Home Loan Bank (FRN)
5.257%, 12/22/06	58,000	57,999
5.186%, 05/15/07	10,000	10,000
5.236%, 11/15/07	10,000	10,000
Federal Home Loan Bank (MTN)
3.750%, 01/16/07	4,585	4,577

		90,001

Federal Home Loan Mortgage Corporation — 17.2%
Federal Home Loan Mortgage Corporation (DN)
5.000%, 12/29/06 (A)	5,000	4,980
5.110%, 03/30/07 (A)	8,000	7,865
5.065%, 05/29/07 (A)	9,795	9,548
Federal Home Loan Mortgage Corporation (FRN)
5.238%, 12/27/06	5,600	5,600
Federal Home Loan Mortgage Corporation (MTN)
2.875%, 12/15/06	12,000	11,989
3.625%, 02/15/07	13,810	13,763
2.850%, 02/23/07	2,200	2,188
4.875%, 03/15/07	65,523	65,447
3.750%, 03/15/07	20,000	19,910
4.125%, 04/02/07	4,700	4,683
2.850%, 04/06/07	5,000	4,957
7.100%, 04/10/07	2,630	2,647

		153,577

Federal National Mortgage Association — 11.8%
Federal National Mortgage Association (DN)
5.170%, 01/05/07 (A)	10,000	9,950
5.140%, 02/16/07 (A)	5,000	4,945
5.150%, 02/23/07 (A)	3,128	3,090
5.140%, 03/07/07 (A)	7,395	7,294
5.120%, 03/21/07 (A)	10,000	9,843
5.100%, 04/27/07 (A)	7,600	7,442
5.095%, 05/09/07 (A)	10,000	9,775
5.080%, 05/16/07 (A)	15,000	14,649
5.090%, 06/01/07 (A)	1,500	1,461
Federal National Mortgage Association (MTN)
3.250%, 12/21/06	5,649	5,643
3.500%, 12/28/06	5,000	4,994
2.710%, 01/30/07	1,435	1,429
7.125%, 03/15/07	6,410	6,444
5.250%, 04/15/07	8,000	7,998
3.875%, 05/15/07	10,000	9,940

		104,897

Total U.S. Government Agency Obligations (Cost $365,474)		365,474

U.S. TREASURY OBLIGATION — 5.6%
U.S. Treasury Bill† — 5.6%
5.220%, 12/15/06	50,000	49,898
(Cost $49,898)

	Number of Shares
MONEY MARKET FUND — 1.3%
AIM Government & Agency Portfolio	11,830,565	11,831
(Cost $11,831)

	Par (000)
REPURCHASE AGREEMENTS — 57.8%
Bank of America
5.300% (dated 11/30/06, due 12/01/06, repurchase price $200,029,444, collateralized by Federal National Mortgage Association Bonds, 5.000%, due 03/01/35 to 04/01/35, total market value $204,000,000)	$200,000	200,000
Barclays
5.310% (dated 11/30/06, due 12/01/06, repurchase price $40,005,900, collateralized by Federal Home Loan Bank Bonds, 3.500% to 5.125%, due 02/08/08 to 03/23/10, total market value $40,804,148)	40,000	40,000
Deutsche Bank
5.310% (dated 11/30/06, due 12/01/06, repurchase price $37,005,458, collateralized by Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association Bonds, 3.850% to 7.500%, due 12/11/07 to 12/01/41, total market value $37,744,999)	37,000	37,000
Goldman Sachs
5.300% (dated 11/30/06, due 12/01/06, repurchase price $39,005,742, collateralized by Federal Home Loan Mortgage Corporation Bonds, 5.620% to 5.820%, due 09/15/31 to 02/15/36, total market value $39,780,000)	39,000	39,000
Greenwich Capital
5.300% (dated 11/30/06, due 12/01/06, repurchase price $200,029,444, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association Bonds, 5.018% to 6.715%, due 06/01/33 to 11/01/36, total market value $204,000,240)	200,000	200,000

Total Repurchase Agreements (Cost $516,000)		516,000

TOTAL INVESTMENTS — 105.7% (Cost $943,203)*		943,203

8

Value (000)
Other Assets & Liabilities — (5.7)%
Dividends Payable
Class I	$(2,012)
Class A	(1,040)
Investment Advisory Fees Payable	(179)
12b-1 Fees Payable
Class I	(39)
Class A	(64)
Administration Fees Payable	(43)
Custody Fees Payable	(9)
Trustees’ Fees Payable	(73)
Payable for Investments Purchased	(49,899)
Other	2,477

Total Other Assets & Liabilities	(50,881)

TOTAL NET ASSETS — 100.0%	$892,322

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$892,364
Accumulated Net Realized Loss on Investments	(42)

Total Net Assets	$892,322

Net Asset Value, Offering and Redemption Price Per Share — Class I
($525,496,483 ÷ 525,480,348 outstanding shares of beneficial interest)	$1.00

Net Asset Value, Offering and Redemption Price Per Share — Class A
($366,825,448 ÷ 366,862,011 outstanding shares of beneficial interest)	$1.00

*	Aggregate cost for Federal income tax purposes is (000) $943,213.

Gross unrealized appreciation (000)	$—
Gross unrealized depreciation (000)	(10)

Net unrealized depreciation (000)	$(10)

†	The rate shown is the effective yield at purchase date.

(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

DN —	Discount Note

FRN —	Floating Rate Note: the rate shown is the rate in effect on November 30, 2006, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

MTN —	Medium Term Note

See Notes to Financial Statements.

9

Allegiant Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL PAPER† — 56.7%
Banks — 4.5%
Societe Generale North America
5.220%, 04/09/07	$30,000	$29,439
Svenska Handelsbanken NY
5.230%, 01/02/07	30,000	29,860
5.245%, 02/28/07	26,075	25,737
Westpac Banking
5.255%, 12/13/06	60,000	59,895

		144,931

Financial Conduits — 41.6%
Alpine Securitization
5.260%, 01/03/07	30,000	29,855
Amstel Funding
5.240%, 12/22/06	30,000	29,908
5.240%, 02/28/07	20,000	19,741
Atlantis One Funding
5.250%, 02/20/07	30,000	29,646
5.240%, 02/28/07	30,000	29,611
5.220%, 03/12/07	15,000	14,780
Barton Capital
5.260%, 01/19/07	30,000	29,785
Cancara Asset Securitization
5.260%, 12/20/06	30,000	29,917
5.255%, 01/31/07	30,000	29,733
5.250%, 02/14/07	20,000	19,781
Ciesco
5.260%, 01/22/07	10,000	9,924
CRC Funding LLC
5.270%, 12/21/06	8,000	7,977
Edison Asset Securitization LLC
5.240%, 03/02/07	30,000	29,603
5.210%, 04/19/07	30,000	29,397
Fountain Square Commercial Funding
5.250%, 01/18/07	20,000	19,860
5.250%, 02/08/07	7,144	7,072
5.250%, 02/16/07	20,000	19,775
5.240%, 03/20/07	30,000	29,524
Galaxy Funding
5.250%, 01/16/07	25,000	24,832
5.250%, 01/29/07	18,000	17,845
5.260%, 02/07/07	30,000	29,702
Gemini Securitization
5.270%, 12/01/06	12,000	12,000
5.270%, 12/18/06	25,000	24,938
5.265%, 01/03/07	35,000	34,831
5.260%, 01/26/07	15,000	14,877
Govco
5.260%, 01/16/07	20,000	19,866
5.250%, 02/26/07	20,000	19,746
Greyhawk Funding LLC
5.250%, 12/06/06	30,000	29,978
5.250%, 01/18/07	30,000	29,790
5.230%, 03/15/07	20,000	19,698
Liberty Street Funding
5.260%, 12/15/06	30,000	29,939
5.270%, 12/20/06	15,000	14,958
5.265%, 12/29/06	25,000	24,898
Market Street Funding
5.280%, 12/07/06	25,000	24,978
5.250%, 12/14/06	30,000	29,943
5.250%, 02/26/07	20,271	20,014
Mont Blanc Capital
5.250%, 01/18/07	30,000	29,790
5.250%, 02/15/07	30,000	29,668
5.260%, 02/15/07	14,707	14,544
National Rural Utilities Cooperative Finance
5.250%, 01/09/07	18,819	18,712
Old Line Funding
5.250%, 12/05/06	25,000	24,985
5.250%, 01/08/07	30,000	29,834
5.260%, 01/12/07	10,000	9,939
Perry Global Funding LLC
5.250%, 01/16/07	10,000	9,933
Public Square Funding
5.300%, 12/01/06	80,000	80,000
Scaldis Capital LLC
5.270%, 12/19/06	22,476	22,417
Sheffield Receivables
5.250%, 12/04/06	30,000	29,987
5.265%, 01/03/07	30,000	29,855
Solitaire Funding
5.250%, 01/12/07	30,000	29,816
5.260%, 01/24/07	30,000	29,763
Three Rivers Funding
5.265%, 12/05/06	22,916	22,903
5.260%, 12/18/06	20,000	19,950
5.270%, 12/19/06	20,000	19,947
Thunder Bay Funding LLC
5.240%, 01/05/07	23,160	23,042
Transamerica Asset Funding
5.270%, 12/04/06	18,000	17,992

		1,331,799

Financial Services — 10.1%
Allianz Finance
5.240%, 12/01/06	30,000	30,000
5.240%, 01/10/07	30,000	29,825
Citigroup Funding
5.255%, 02/14/07	21,550	21,314
Dexia Delaware LLC
5.300%, 12/01/06	60,000	60,000
5.220%, 12/29/06	20,000	19,919
Greenwich Capital
5.240%, 12/14/06	30,000	29,943
5.280%, 04/05/07	30,000	30,000
HBOS Treasury Services
5.260%, 12/13/06	25,000	24,956
5.250%, 02/09/07	9,208	9,114
ING Funding LLC
5.250%, 12/06/06	20,000	19,985
Morgan Stanley
5.240%, 03/06/07	20,000	19,724
UBS Finance
5.240%, 12/18/06	30,000	29,926

		324,706

Retail — 0.5%
Wal-Mart Stores
5.220%, 12/12/06	15,165	15,141

Total Commercial Paper (Cost $1,816,577)		1,816,577

10

	Par (000)	Value (000)
CERTIFICATES OF DEPOSIT — 15.9%
Domestic — 1.9%
Marshall & Ilsley Bank
5.285%, 12/08/06	$30,000	$30,000
5.310%, 01/16/07	30,000	29,999

		59,999

Euro — 7.0%
ABN AMRO Bank
5.360%, 01/11/07	20,000	20,000
ANZ Banking Group
5.400%, 03/20/07	30,000	30,004
BNP Paribas
5.090%, 12/13/06	30,000	29,999
5.555%, 12/28/06	30,000	30,003
Deutsche Bank
5.410%, 06/01/07	30,000	29,999
HBOS Treasury Services
5.600%, 06/19/07	30,000	30,020
HSBC Bank
5.310%, 05/16/07	30,000	29,999
Societe Generale
5.430%, 02/05/07	25,000	25,001

		225,025

Yankee — 7.0%
Abbey National Treasury Services CT
5.360%, 12/22/06	30,000	30,000
Bank of Ireland CT
5.335%, 05/10/07	25,000	25,001
Barclays Bank PLC NY
5.300%, 12/27/06	30,000	30,000
5.325%, 01/16/07	25,000	25,000
BNP Paribas NY
5.325%, 03/13/07	25,000	25,000
Credit Suisse NY
5.380%, 05/17/07	20,000	20,000
Svenska Handelsbanken NY
5.030%, 02/21/07	8,400	8,391
UBS AG CT
5.340%, 02/08/07	30,000	30,000
5.330%, 10/23/07	32,000	32,028

		225,420

Total Certificates of Deposit (Cost $510,444)		510,444

CORPORATE BONDS — 10.2%
Banks — 5.3%
American Express Bank (FRN)
5.290%, 08/10/07	30,000	30,000
Bank One (FRN)
5.572%, 10/01/07	21,500	21,543
Citigroup (FRN)
5.442%, 01/12/07	14,000	14,002
Goldman Sachs (FRN)
5.467%, 03/30/07	8,415	8,419
5.495%, 10/05/07	5,600	5,607
JPMorgan Chase (FRN) (MTN)
5.520%, 12/18/06	25,000	25,002
Wells Fargo
5.125%, 02/15/07	32,950	32,923
Wells Fargo (FRN)
5.424%, 09/28/07	30,000	30,026

		167,522

Financial Services — 4.2%
General Electric Capital (FRN)
5.412%, 12/08/06	35,000	35,000
Merrill Lynch (FRN) (MTN)
5.362%, 05/29/07	25,000	25,000
Morgan Stanley (FRN)
5.499%, 02/15/07	25,000	25,007
Morgan Stanley (FRN) (MTN)
5.920%, 01/17/07	20,000	20,015
Toyota Motor Credit (FRN) (MTN)
5.300%, 04/30/07	30,000	30,000

		135,022

Insurance — 0.7%
Allstate Life Global Funding II (FRN)
5.442%, 04/02/07 (A)	13,000	13,005
ASIF Global Financing XXVIII (FRN)
5.410%, 05/03/07 (A)	8,950	8,953
MetLife Global Funding I (FRN)
5.460%, 03/16/07 (A)	1,900	1,900

		23,858

Total Corporate Bonds (Cost $326,402)		326,402

MASTER NOTES — 2.4%
Banks — 2.4%
Bank of America
5.382%, 08/08/07	10,000	10,000
Bank of America (FRN)
5.382%, 02/15/07	30,000	30,000
5.382%, 03/14/07	20,000	20,000
5.382%, 08/03/07	15,000	15,000

Total Master Notes (Cost $75,000)		75,000

FUNDING AGREEMENTS — 2.0%
MetLife Funding Agreement (FRN)
5.450%, 09/17/07 (B)	30,000	30,000
New York Life Funding Agreement
5.422%, 06/06/07 (B)	35,000	35,000

Total Funding Agreements (Cost $65,000)		65,000

MUNICIPAL SECURITIES — 1.0%
California — 0.3%
Tulare County Public Financing Authority, Millenium Fund Program (RB) (LOC - Bayerische Landesbank) (VRDN)
5.300%, 08/01/34	9,282	9,282

11

Allegiant Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Georgia — 0.5%
Aquarium Parking Deck (RB) (LOC - SunTrust Bank) (VRDN)
5.350%, 04/01/20	$9,800	$9,800
Savannah College of Art & Design (RB) (LOC - Bank of America) (VRDN)
5.350%, 04/01/24	7,100	7,100

		16,900

Illinois — 0.2%
Champaign (GO) Series B (VRDN)
5.350%, 01/01/24	4,900	4,900

Total Municipal Securities (Cost $31,082)		31,082

	Number of Shares
MONEY MARKET FUND — 0.4%
AIM STIT Liquid Assets Portfolio (Cost $11,594)	11,593,685	11,594

	Par (000)
REPURCHASE AGREEMENTS — 11.5%
Barclays
5.310% (dated 11/30/06, due 12/01/06, repurchase price $138,020,355, collateralized by Federal Home Loan Bank and Federal National Mortgage Association Bonds, 5.300% to 5.700%, due 12/15/06 to 05/12/11, total market value $140,760,252)	$138,000	138,000
Deutsche Bank
5.310% (dated 11/30/06, due 12/01/06, repurchase price $145,021,388, collateralized by Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Government National Mortgage Association and Tennessee Valley Authority Bonds, 2.811% to 8.000%, due 10/16/07 to 11/01/36, total market value $147,901,322)	145,000	145,000
Goldman Sachs
5.300% (dated 11/30/06, due 12/01/06, repurchase price $85,012,514, collateralized by Federal Home Loan Mortgage Corporation Bonds, 5.620% to 5.870%, due 10/15/34 to 04/15/36, total market value $86,700,000)	85,000	85,000

Total Repurchase Agreements (Cost $368,000)		368,000

TOTAL INVESTMENTS — 100.1% (Cost $3,204,099)*		3,204,099

		Value (000)
Other Assets & Liabilities — (0.1)%
Dividends Payable
Class I		$(9,029)
Class A		(2,243)
Investment Advisory Fees Payable		(630)
12b-1 Fees Payable
Class I		(217)
Class A		(118)
Administration Fees Payable		(151)
Custody Fees Payable		(28)
Trustees’ Fees Payable		(197)
Payable for Shares of Beneficial Interest Redeemed		(2)
Other		10,619

Total Other Assets & Liabilities		(1,996)

TOTAL NET ASSETS — 100.0%		$3,202,103

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$3,203,904
Distributions in Excess of Net Investment Income		(1)
Accumulated Net Realized Loss on Investments		(1,800)

Total Net Assets		$3,202,103

Net Asset Value, Offering and Redemption Price Per Share — Class I ($2,275,974,013 ÷ 2,277,196,166 outstanding shares of beneficial interest)		$1.00

Net Asset Value, Offering and Redemption Price Per Share — Class A ($925,246,650 ÷ 925,814,952 outstanding shares of beneficial interest)		$1.00

Net Asset Value, Offering and Redemption Price Per Share — Class B ($756,460 ÷ 756,865 outstanding shares of beneficial interest)		$1.00

Net Asset Value, Offering and Redemption Price Per Share — Class C ($125,675 ÷ 125,288 outstanding shares of beneficial interest)		$1.00

*	Also cost for federal income tax purposes.

†	The rate shown is the effective yield at purchase date.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $23,858 and represents 0.7% of net assets as of November 30, 2006.

(B)	Illiquid Security. Total market value of illiquid securities is (000) $65,000 and represents 2.0% of net assets as of November 30, 2006.

FRN —	Floating Rate Note: the rate shown is the rate in effect on November 30, 2006, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO —	General Obligation

LLC —	Limited Liability Company

LOC —	Letter of Credit

MTN —	Medium Term Note

PLC —	Public Liability Company

RB —	Revenue Bond

VRDN —	Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2006, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Financial Statements.

12

Allegiant Ohio Municipal Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 98.3%
Ohio — 98.3%
Akron Sewer System, Prerefunded 12/01/06 @ 101 (RB) (MBIA)
5.650%, 12/01/06	$560	$566
Allen County Health Care Facilities, Mennonite Memorial Home Project (RB) (LOC - Wells Fargo Bank) (VRDN)
3.460%, 02/01/18	2,470	2,470
Bay Village (BAN) (GO)
4.500%, 07/20/07	1,500	1,508
Brooklyn (BAN) (GO)
4.250%, 05/23/07	1,120	1,122
Butler County (BAN) (GO) Series C
4.500%, 09/20/07	2,750	2,769
Butler County Healthcare Facilities, Lifesphere Project, (RB) (LOC - U.S. Bank) (VRDN)
3.460%, 05/01/27	3,210	3,210
Circleville (BAN) (GO)
4.500%, 07/18/07	2,750	2,760
Clark County (BAN) (GO)
4.270%, 02/28/07	1,095	1,097
3.900%, 03/27/07	2,180	2,182
3.830%, 11/14/07	3,000	3,006
Cleveland Waterworks (RB) Series L (FGIC) (VRDN)
3.460%, 01/01/33	7,635	7,635
Cleveland Waterworks (RB) Series M (FSA) (VRDN)
3.460%, 01/01/33	10,490	10,490
Columbus (GO) Series 1 (VRDN)
3.450%, 06/01/16	650	650
Columbus Sewer (RB) (VRDN)
3.480%, 06/01/11	4,300	4,300
Cuyahoga County Civic Facility, Oriana Services Project (RB) (LOC - Bank One) (VRDN)
3.750%, 04/01/16	1,400	1,400
Cuyahoga County Economic Development Authority, Cleveland Animal League Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.650%, 10/01/22	1,785	1,785
Cuyahoga County Economic Development Authority, Gilmour Academy Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.650%, 02/01/22	2,100	2,100
Cuyahoga County Economic Development Authority, Positive Education Program (RB) (LOC - Key Bank) (VRDN)
3.550%, 08/01/20	2,520	2,520
Cuyahoga County Economic Development, Magnificat High School Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.480%, 06/01/30	1,880	1,880
Cuyahoga County Port Authority, Euclid Garage Office Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.500%, 01/01/34	3,200	3,200
Cuyahoga County Port Authority, Laurel School Project (RB) (LOC - Key Bank) (VRDN)
3.550%, 06/01/24	4,305	4,305
Deerfield Township (BAN) (GO) Series B
3.750%, 11/29/07	1,111	1,111
Delaware County (BAN) (GO)
4.750%, 06/13/07	1,052	1,058
Fairborn (BAN) (GO) (MBIA)
4.250%, 11/01/07	835	839
Franklin County Health Care Facility, Creekside at the Village Project (RB) (LOC - Key Bank) (VRDN)
3.500%, 05/01/34	2,435	2,435
Franklin County Health Care Facility, Friendship Village of Dublin Project (RB) Series B (LOC - Lasalle Bank) (VRDN)
3.480%, 11/01/34	7,120	7,120
Franklin County Hospital Authority, Holy Cross Health Systems Project (RB) (VRDN)
3.470%, 06/01/16	10,945	10,945
Franklin County Hospital, U.S. Health Corporation (RB) Series A (LOC - Citibank) (VRDN)
3.460%, 12/01/21	1,530	1,530
Franklin County Hospital, U.S. Health Corporation (RB) Series C (LOC - Citibank) (VRDN)
3.460%, 12/01/11	1,275	1,275
Franklin County Industrial Development Revenue Authority, Bricker & Eckler Project (RB) (LOC - Bank One) (VRDN)
3.780%, 11/01/14	2,250	2,250
Franklin County, Trinity Health (RB) Series C-2 (FGIC) (VRDN)
3.490%, 12/01/38	4,500	4,500
Franklin County, Trinity Health Credit Group Project (RB) Series F (VRDN)
3.470%, 12/01/30	20,950	20,950
Fulton County, Fulton County Health Center Project (RB) (LOC - JPMorgan Chase) (VRDN)
3.500%, 11/01/35	900	900
Geauga County Health Care Facilities, Montefiore Housing Corporation Project (RB) (LOC - Key Bank) (VRDN)
3.700%, 01/01/26	1,940	1,940
Greene County (BAN) (GO)
4.500%, 12/14/06	1,000	1,000
Hamilton (BAN) (GO)
4.500%, 09/14/07	1,000	1,006
Hamilton County Economic Development Authority, Cincinnati Arts Association Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.650%, 11/01/23	940	940
Hamilton County Economic Development Authority, Cincinnati-Hamilton Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.650%, 09/01/25	735	735
Hamilton County Economic Development Authority, Jordon Complex (RB) (LOC - Fifth Third Bank) (VRDN)
3.650%, 12/01/24	950	950

13

Allegiant Ohio Municipal Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Hamilton County Economic Development Authority, Saint Xavier High School Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.630%, 04/01/28	$1,000	$1,000
Hamilton County Healthcare Facilities, Episcopal (RB) Series A (LOC - Keybank) (VRDN)
3.480%, 06/01/35	1,000	1,000
Hamilton County Hospital Facilities, Children’s Hospital Medical Center (RB) (LOC - U.S. Bank) (VRDN)
3.480%, 05/15/28	4,000	4,000
Hamilton Waste Water System (BAN) (GO)
4.250%, 01/25/07	1,150	1,151
Hancock County (BAN) (GO)
4.500%, 11/08/07	1,417	1,429
Hilliard School District (BAN) (GO)
4.500%, 06/14/07	1,000	1,003
Hunting Valley, Village Hall Construction Project (BAN)
4.250%, 10/04/07	4,500	4,524
Jefferson Local School District, Madison County (BAN) (GO)
4.180%, 11/28/07	2,000	2,010
Kent Ohio (BAN)
4.250%, 10/18/07	2,045	2,056
Kent State University General Receipts (RB) (MBIA) (VRDN)
3.500%, 05/01/31	6,500	6,500
Kings Local School District (TAN)
4.750%, 07/26/07	1,400	1,408
Lancaster (BAN) (GO)
4.250%, 10/17/07	1,000	1,005
Lima Hospital Facilities Authority, Lima Memorial Hospital Project (RB) (LOC - Bank One) (VRDN)
3.550%, 12/01/10	815	815
Logan County, Sewer System Improvement (BAN) (GO)
4.210%, 02/07/07	365	366
Lucas County Healthcare Facilities, Sunset Retirement Community Project (RB) Series B (LOC - Fifth Third Bank) (VRDN)
3.480%, 08/15/30	790	790
Mason (BAN) (GO)
4.750%, 07/05/07	2,250	2,262
Mayfield Heights (BAN)
4.250%, 08/27/07	3,000	3,013
Mentor (BAN) (GO) Series 2006-2
4.500%, 09/14/07	1,000	1,007
North Canton City School District (GO) (AMBAC)
5.750%, 12/01/06	250	250
North Ridgeville (BAN) (GO)
4.000%, 09/19/07	600	601
Ohio State (GO) Series B (VRDN)
3.480%, 08/01/21	3,800	3,800
Ohio State (GO) Series C (VRDN)
3.500%, 06/15/26	2,500	2,500
Ohio State Air Quality Development Authority, Ohio Edison Project (RB) Series C (LOC - Wachovia Bank) (VRDN)
3.620%, 06/01/23	2,370	2,370
Ohio State Air Quality Development Authority, Timken Project (RB) (LOC - KeyBank) (VRDN)
3.580%, 06/01/33	3,000	3,000
Ohio State Building Authority, Administration Building Fund Project (RB) Series A
4.000%, 04/01/07	1,000	1,002
Ohio State Higher Educational Facilities Commission (RB) (LOC - Fifth Third Bank) (VRDN)
3.530%, 09/01/25	2,860	2,860
Ohio State Higher Educational Facilities Commission, Ashland University Project (RB) (LOC - Key Bank) (VRDN)
3.530%, 09/01/24	2,600	2,600
Ohio State Higher Educational Facilities Commission, Case Western Reserve University Project (RB) Series A (VRDN)
3.520%, 10/01/31	14,265	14,265
Ohio State Higher Educational Facilities Commission, Kenyon College Project (RB) Series K (VRDN)
3.500%, 08/01/33	750	750
Ohio State Higher Educational Facilities Commission, Oberlin College Project (RB) Series A (VRDN)
3.520%, 10/01/29	16,400	16,400
Ohio State Higher Educational Facilities Commission, Pooled Financing Program (RB) Series A (LOC - Fifth Third Bank) (VRDN)
3.530%, 09/01/24	2,740	2,740
3.500%, 09/01/26	2,800	2,800
3.680%, 09/01/27	455	455
Ohio State Higher Educational Facilities Commission, Xavier University Project (RB) (LOC - U.S. Bank) (VRDN)
3.470%, 05/01/15	4,800	4,800
Ohio State Higher Educational Facilities Commission, Xavier University Project (RB) Series B (LOC - U.S. Bank) (VRDN)
3.470%, 11/01/30	10,705	10,705
Ohio State University (RB) (VRDN)
3.630%, 12/01/31	900	900
Ohio State University General Receipts (RB) (FSA) (VRDN)
3.500%, 12/01/26	800	800
Ohio State University General Receipts (RB) (VRDN)
3.630%, 12/01/21	1,050	1,050
Ohio State Water Development Authority, FirstEnergy Project (RB) Series A (LOC - Barclays Bank PLC) (VRDN)
3.640%, 05/15/19	6,100	6,100

14

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Ohio State Water Development Authority, FirstEnergy Project (RB) Series B (LOC - Barclays Bank PLC) (VRDN)
3.500%, 01/01/34	$17,200	$17,200
Ohio State Water Development Authority, Pure Water (RB) Series B (MBIA) (VRDN)
3.480%, 12/01/18	2,755	2,755
Ohio State Water Development Authority, Timken Company Project (RB) (LOC - Northern Trust Company) (VRDN)
3.580%, 11/01/25	2,000	2,000
Penta County Career Center (TAN)
4.250%, 03/01/07	3,000	3,005
Perrysburg (BAN) (GO)
4.500%, 08/09/07	1,250	1,255
4.250%, 11/08/07	2,393	2,406
4.250%, 11/08/07	1,000	1,006
Portage County Health Care Facility, Hattie Larham Project (RB) (LOC - Bank One) (VRDN)
3.750%, 02/01/17	2,040	2,040
Rocky River, Lutheran West High School Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.650%, 12/01/22	2,100	2,100
Scioto County Hospital Facilities Authority, VHA Central Capital Asset Financing Program (RB) Series C (AMBAC) (VRDN)
3.460%, 12/01/25	2,800	2,800
Scioto County Hospital Facilities Authority, VHA Central Capital Asset Financing Program (RB) Series D (AMBAC) (VRDN)
3.460%, 12/01/25	1,150	1,150
Scioto County Hospital Facilities Authority, VHA Central Capital Asset Financing Program (RB) Series E (AMBAC) (VRDN)
3.460%, 12/01/25	1,065	1,065
Scioto County Hospital Facilities Authority, VHA Central Capital Asset Financing Program (RB) Series F (AMBAC) (VRDN)
3.460%, 12/01/25	1,175	1,175
Scioto County Hospital Facilities Authority, VHA Central Capital Asset Financing Program (RB) Series G (AMBAC) (VRDN)
3.460%, 12/01/25	650	650
Sharonville (BAN) (GO)
4.500%, 08/14/07	1,360	1,366
Sharonville Industrial Development Authority, Edgecomb Metals Co. Project (RB) (LOC - Wells Fargo Bank) (VRDN)
3.460%, 11/01/09	4,360	4,360
Solon (BAN) (GO)
4.000%, 11/21/07	1,360	1,365
Stow City School District (GO)
9.125%, 12/01/06	580	580
Toledo City Services Special Assessment Notes (LOC - State Street Bank & Trust) (VRDN)
3.480%, 06/01/08	7,100	7,100
Toledo-Lucas County Port Authority (RB) Series C (LOC - Sovereign Bank) (VRDN)
3.480%, 05/15/38	8,500	8,500
Trenton (BAN) (GO)
4.250%, 03/14/07	2,200	2,204
Trotwood (BAN)
4.250%, 10/24/07	3,560	3,579
Trotwood (BAN) Series B
4.000%, 11/01/07	2,530	2,538
Union County (BAN) (GO)
3.820%, 04/10/07	2,000	2,000
University of Akron General Receipts (RB) (FGIC) (VRDN)
3.480%, 01/01/29	9,950	9,950
University of Cincinnati General Receipts (BAN) (RB)
4.500%, 01/25/07	1,000	1,002
University of Cincinnati General Receipts (RB) Series B (AMBAC) (VRDN)
3.480%, 06/01/31	5,585	5,585
Upper Valley Joint Vocational School District (BAN) (GO)
4.000%, 11/28/07	1,925	1,932
Vandalia, Prerefunded 12/01/06 @ 101 (GO)
5.350%, 12/01/06	505	510
Walnut Hills High School Alumni Foundation, School Improvements Fund (RB) (LOC - Fifth Third Bank) (VRDN)
3.660%, 12/01/06	1,180	1,180
Warren County (BAN) (GO)
4.250%, 09/06/07	1,610	1,617
Warren County Healthcare Facilities Authority, Otterbein Homes Project (RB) Series B (LOC - Fifth Third Bank) (VRDN)
3.560%, 07/01/23	2,828	2,828
Warren County Industrial Development Authority, Cincinnati Electric Illuminating Project (RB) (LOC - Bank of Nova Scotia) (VRDN)
3.850%, 09/01/15	4,690	4,690
Warren County Industrial Development Authority, Liquid Container Project (RB) (LOC - Bank of America) (VRDN)
3.500%, 03/01/15	1,670	1,670
Westerville Ohio (GO)
4.500%, 09/20/07	1,575	1,586
Wooster Industrial Development Authority, Allen Group Project (RB) (LOC - Wachovia Bank ) (VRDN)
3.480%, 12/01/10	5,200	5,200

Total Municipal Securities (Cost $350,475)		350,475

	Number of Shares
MONEY MARKET FUND — 0.4%
BlackRock Ohio Municipal Money Market Fund (Cost $1,548)	1,548,196	1,548

TOTAL INVESTMENTS — 98.7% (Cost $352,023)*		352,023

15

Allegiant Ohio Municipal Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

Value (000)
Other Assets & Liabilities — 1.3%
Dividends Payable
Class I	$(683)
Class A	(2)
Investment Advisory Fees Payable	(45)
12b-1 Fees Payable
Class I	(33)
Class A	(8)
Administration Fees Payable	(18)
Custody Fees Payable	(4)
Trustees’ Fees Payable	(21)
Other	5,480

Total Other Assets & Liabilities	4,666

TOTAL NET ASSETS — 100.0%	$356,689

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$356,689

Total Net Assets	$356,689

Net Asset Value, Offering and Redemption Price Per Share — Class I ($275,696,007 ÷ 275,700,676 outstanding shares of beneficial interest)	$1.00

Net Asset Value, Offering and Redemption Price Per Share — Class A ($80,993,081 ÷ 80,989,268 outstanding shares of beneficial interest)	$1.00

*	Also cost for federal income tax purposes.

AMBAC —	American Municipal Bond Assurance Corporation

BAN —	Bond Anticipation Note

FGIC —	Federal Guaranty Insurance Corporation

FSA —	Federal Security Assurance

GO —	General Obligation

LOC —	Letter of Credit

MBIA —	Municipal Bond Insurance Association

PLC —	Public Liability Company

RB —	Revenue Bond

TAN —	Tax Anticipation Note

VRDN —	Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2006, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Financial Statements.

16

Allegiant Pennsylvania Tax Exempt Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 99.0%
Pennsylvania — 99.0%
Allegheny County Higher Education Building Authority, Carnegie Mellon University (RB) (VRDN)
3.550%, 12/01/33	$2,225	$2,225
Allegheny County Hospital Development Authority, Children’s Hospital of Pittsburgh (RB) Series A (LOC - Citizens Bank) (VRDN)
3.500%, 06/01/35	1,000	1,000
Allegheny County Hospital Development Authority, Health Care Dialysis Clinic (RB) (LOC - Bank of America) (VRDN)
3.500%, 12/01/19	3,000	3,000
Allegheny County Hospital Development Authority, Presbyterian Health Center (RB) Series A (MBIA) (VRDN)
3.500%, 03/01/20	600	600
Allegheny County Hospital Development Authority, Presbyterian Health Center (RB) Series C (MBIA) (VRDN)
3.500%, 03/01/20	600	600
Allegheny County Hospital Development Authority, South Hills Health (RB) Series A (LOC - PNC Bank) (VRDN)
3.680%, 06/01/30	2,000	2,000
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center (RB) Series B
5.500%, 06/15/07	2,000	2,020
Allegheny County Industrial Development Authority, Animal Friends, Inc. Project (RB) (LOC - PNC Bank) (VRDN)
3.850%, 07/01/07	2,560	2,560
Allegheny County Industrial Development Authority, Carnegie Museums of Pittsburgh (RB) (LOC - Citizens Bank) (VRDN)
3.500%, 08/01/32	2,000	2,000
Allentown Commercial and Industrial Development, Diocese of Allentown (RB) (LOC - Wachovia Bank) (VRDN)
3.550%, 12/01/29	1,100	1,100
Beaver County Industrial Development Authority, Atlantic Richfield Project (RB) (VRDN)
3.500%, 12/01/20	6,150	6,150
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Generation (RB) (LOC - Barclays Bank PLC) (VRDN)
3.650%, 01/01/35	6,000	6,000
3.650%, 04/01/41	4,000	4,000
Berks County Industrial Development Authority, Kutztown Resource Management Project (RB) (LOC - Wachovia Bank) (VRDN)
3.580%, 12/01/30	1,500	1,500
Dallastown Area School District (GO) (FGIC) (VRDN)
3.500%, 02/01/18	3,000	3,000
3.500%, 05/01/20	2,815	2,815
Delaware County Authority, White Horse Village Project (RB) Series A (LOC - Citizens Bank) (VRDN)
3.650%, 07/01/30	1,700	1,700
Delaware County Industrial Development Authority, BP Exploration and Oil (RB) (VRDN)
3.650%, 10/01/19	50	50
Delaware County Industrial Development Authority, Exelon Generation Company Project (TECP) (VRDN)
3.570%, 01/18/07	2,000	2,000
Delaware County Industrial Development Authority, Resource Recovery (RB) Series G (VRDN)
3.480%, 12/01/31	2,755	2,755
3.480%, 12/01/31	3,610	3,610
Delaware County Industrial Development Authority, Sunoco Project (RB) (LOC - Bank of America) (VRDN)
3.500%, 11/01/33	4,750	4,750
Elizabethtown Industrial Development Authority, Elizabethtown College Project (RB) (LOC - Fulton Bank) (VRDN)
3.580%, 06/15/29	2,685	2,685
Emmaus General Authority (RB) (FSA) (VRDN)
3.480%, 12/01/28	95	95
Erie Higher Education Building Authority, Mercyhurst College Project (RB) (LOC - PNC Bank) (VRDN)
3.500%, 11/01/23	3,000	3,000
Fairview School District (GO) (FGIC)
6.000%, 02/15/07	315	316
Geisinger Authority, Geisinger Health Systems (RB) (VRDN)
3.650%, 11/15/32	350	350
Geisinger Authority, Geisinger Health Systems (RB) Series B (VRDN)
3.650%, 08/01/22	1,520	1,520
Gettysburg Area Industrial Development Authority, Brethren Home Community Project (RB) Series A (LOC - Wachovia Bank) (VRDN)
3.480%, 06/01/24	15	15
Hanover School District (GO) (FSA) (VRDN)
3.480%, 06/01/25	750	750
Harrisburg Authority (RB) Series A (FGIC) (VRDN)
3.530%, 07/15/29	3,405	3,405
Harrisburg Authority, Cumberland Valley School District Project (RB) Sub-Series B (FSA) (VRDN)
3.530%, 03/01/34	1,780	1,780
Harrisburg Authority, Haverford School District (RB) Sub-Series A (FSA) (VRDN)
3.530%, 03/01/34	1,605	1,605
Lackawanna County (GO) Series B (FSA) (VRDN)
3.500%, 10/15/29	285	285

17

Allegiant Pennsylvania Tax Exempt Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Lancaster County (GO) (FSA) (VRDN)
3.480%, 11/01/16	$1,780	$1,780
Lancaster Industrial Development Authority, Student Lodging Incorporated (RB) (LOC - Fulton Bank) (VRDN)
3.580%, 12/01/26	2,410	2,410
Lebanon County Health Facilities Authority, ECC Retirement Village Project (RB) (LOC - Northern Trust Co.) (VRDN)
3.530%, 10/15/25	3,395	3,395
Luzerne County Convention Center Authority (RB) Series A (LOC - Wachovia Bank) (VRDN)
3.480%, 09/01/28	1,405	1,405
Montgomery County Higher Educational Facilities Authority, William Penn Charter School Project (RB) (LOC - PNC Bank) (VRDN)
3.500%, 09/15/31	3,115	3,115
Montgomery County Industrial Development Authority, Girl Scouts of Southeastern Pennsylvania (RB) (LOC - Wachovia Bank) (VRDN)
3.580%, 02/01/25	100	100
Montgomery County Industrial Development Authority, Meadowood (RB) (LOC - Citizens Bank) (VRDN)
3.490%, 12/01/20	2,850	2,850
Montgomery County Industrial Development Authority, PECO Energy Company Project (TECP) (VRDN)
3.600%, 02/15/07	4,800	4,800
Neshaminy School District (TRAN) (GO)
4.750%, 06/29/07	1,000	1,005
New Garden General Authority, Municipal Pooled Financing Program (RB) Series I (AMBAC) (VRDN)
3.470%, 11/01/29	3,735	3,735
New Garden General Authority, Municipal Pooled Financing Program (RB) Series II (FSA) (VRDN)
3.470%, 12/01/33	7,000	7,000
Northumberland County (TRAN) (GO)
4.000%, 12/29/06	1,500	1,501
Oxford Area School District (GO) Series A (FGIC)
4.000%, 02/15/07	1,615	1,617
Pennsylvania Intergovernmental Cooperative Authority, Philadelphia Funding Project (RB) (FGIC)
5.000%, 06/15/07	350	353
Pennsylvania State (GO)
5.250%, 02/01/07	400	401
5.250%, 10/15/07	400	406
Pennsylvania State Higher Educational Facilities Authority, Association of Independent Colleges & Universities (RB) Series K1 (LOC - JPMorgan Chase)
3.600%, 11/01/22	2,200	2,200
3.600%, 11/01/22	1,370	1,370
Pennsylvania State Higher Educational Facilities Authority, Association of Independent Colleges & Universities Program (RB) Series E-3 (LOC - PNC Bank) (VRDN)
3.470%, 11/01/14	1,000	1,000
Pennsylvania State Higher Educational Facilities Authority, Student Association Inc. Housing Project (RB) Series A (LOC - Citizens Bank) (VRDN)
3.490%, 07/01/38	1,500	1,500
Pennsylvania State Higher Educational Facilities Authority, Ursinus College, Prerefunded 01/01/ 07 @ 102 (RB)
5.850%, 01/01/07	2,755	2,815
Pennsylvania State Turnpike Commission (RB) Series A-1 (VRDN)
3.500%, 12/01/30	1,000	1,000
Pennsylvania State Turnpike Commission (RB) Series A-3 (VRDN)
3.500%, 12/01/30	3,200	3,200
Pennsylvania State Turnpike Commission (RB) Series B (FSA) (VRDN)
3.500%, 07/15/41	2,500	2,500
Pennsylvania State Turnpike Commission (RB) Series B (VRDN)
3.480%, 12/01/12	1,465	1,465
Pennsylvania State Turnpike Commission (RB) Series U (VRDN)
3.470%, 12/01/19	2,610	2,610
Pennsylvania State University (RB) Series A (VRDN)
3.470%, 04/01/31	2,525	2,525
3.470%, 03/01/32	3,420	3,420
Philadelphia Authority for Industrial Development, Chemical Heritage Foundation Project (RB) (LOC - Wachovia Bank) (VRDN)
3.480%, 07/01/27	845	845
Philadelphia Authority for Industrial Development, Chestnut Hill Academy (RB) (LOC - Wachovia Bank) (VRDN)
3.500%, 12/01/35	3,300	3,300
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital Project (RB) Series C (MBIA) (VRDN)
3.630%, 07/01/31	905	905
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital Project (RB) Series D (MBIA) (VRDN)
3.630%, 07/01/31	1,500	1,500
Philadelphia Hospitals & Higher Education Facilities Authority, Philadelphia Schools (RB) Series A-3 (LOC - First Union National Bank) (VRDN)
3.530%, 03/01/19	525	525

18

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Philadelphia Industrial Development Authority, 1100 Walnut Associates Project (RB) (LOC - PNC Bank) (VRDN)
3.600%, 12/01/14	$400	$400
Philadelphia Industrial Development Authority, Girard Estate Facilities Project (RB) (LOC - Morgan Guaranty Trust) (VRDN)
3.480%, 10/30/31	500	500
Philadelphia Industrial Development Authority, Pennsylvania School for the Deaf (RB) (LOC - Citizens Bank) (VRDN)
3.530%, 11/01/32	4,200	4,200
Sayre Health Care Facilities Authority, Capital Financing Project (RB) Series I (AMBAC) (VRDN)
3.500%, 12/01/20	2,450	2,450
Sayre Health Care Facilities Authority, Capital Financing Project (RB) Series K (AMBAC) (VRDN)
3.500%, 12/01/20	3,000	3,000
Sayre Health Care Facilities Authority, Capital Financing Project (RB) Series M (AMBAC) (VRDN)
3.500%, 12/01/20	3,250	3,250
University of Pittsburgh, University Capital Project (RB) Series A (VRDN)
3.500%, 09/15/15	1,220	1,220
3.500%, 09/15/18	1,000	1,000
3.500%, 09/15/19	2,500	2,500
University of Pittsburgh, University Capital Project (RB) Series B (VRDN)
3.500%, 09/15/29	2,460	2,460
Upper Dauphin Industrial Development Authority, United Church of Christ Homes Project (RB) (LOC - Wachovia Bank) (VRDN)
3.480%, 12/01/26	2,805	2,805
Washington County Authority (RB) (VRDN)
3.460%, 07/01/34	2,900	2,900
Washington County Authority, Girard Estate Project (RB) (LOC - JPMorgan Chase) (VRDN)
3.480%, 06/01/27	3,115	3,115
Washington County Hospital Authority, Washington Hospital Project (RB) (LOC - PNC Bank) (VRDN)
3.900%, 07/01/07	2,500	2,499
Westmoreland County Industrial Development Authority, Excela Project (RB) Series C (LOC - Wachovia Bank) (VRDN)
3.470%, 07/01/27	930	930
Wilson School District (GO) (FGIC)
5.500%, 05/15/07	2,000	2,018

Total Municipal Securities (Cost $175,041)		175,041

	Number of Shares	Value (000)
MONEY MARKET FUND — 0.5%
BlackRock Pennsylvania Municipal Money Market Portfolio	880,976	$881
(Cost $881)

TOTAL INVESTMENTS — 99.5%
(Cost $175,922)*		175,922

Other Assets & Liabilities — 0.5%
Dividends Payable
Class I		(327)
Class A		(67)
Investment Advisory Fees Payable		(21)
12b-1 Fees Payable
Class I		(10)
Class A		(7)
Administration Fees Payable		(8)
Custody Fees Payable		(2)
Trustees’ Fees Payable		(7)
Other		1,413

Total Other Assets & Liabilities		964

TOTAL NET ASSETS — 100.0%		$176,886

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$176,926
Accumulated Net Realized Loss on Investments		(40)

Total Net Assets		$176,886

Net Asset Value, Offering and Redemption Price Per Share — Class I ($121,661,006 ÷ 121,773,710 outstanding shares of beneficial interest)		$1.00

Net Asset Value, Offering and Redemption Price Per Share — Class A ($55,224,851 ÷ 55,165,697 outstanding shares of beneficial interest)		$1.00

*	Also cost for federal income tax purposes.

AMBAC —	American Municipal Bond Assurance Corporation

FGIC —	Federal Guaranty Insurance Corporation

FSA —	Federal Security Assurance

GO—	General Obligation

LOC —	Letter of Credit

MBIA —	Municipal Bond Insurance Association

PLC —	Public Liability Company

RB —	Revenue Bond

TECP —	Tax Exempt Commercial Paper

TRAN —	Tax and Revenue Anticipation Note

VRDN —	Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2006, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Financial Statements.

19

Allegiant Tax Exempt Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 98.9%
Alaska — 1.7%
Valdez Marine Terminal, BP Pipelines Inc. Project (RB) Series A (VRDN)
3.650%, 06/01/37	$2,920	$2,920
Valdez Marine Terminal, BP Pipelines Inc. Project (RB) Series B (VRDN)
3.650%, 07/01/37	7,300	7,300
Valdez Marine Terminal, BP Pipelines Project (RB) Series C (VRDN)
3.650%, 07/01/37	1,000	1,000

		11,220

District of Columbia — 0.6%
District of Columbia, Field School Project (RB) Series B (LOC - Wachovia Bank) (VRDN)
3.530%, 07/01/31	3,720	3,720

Florida — 1.8%
Miami-Dade County School District (TAN) (RN)
4.500%, 06/28/07	6,000	6,026
Palm Beach County School District (TECP)
3.570%, 03/08/07	5,500	5,500

		11,526

Georgia — 3.7%
Athens-Clarke County Government Development Authority, University of Georgia Athletic Association (RB) (LOC - Bank of America) Series B (VRDN)
3.640%, 07/01/35	1,235	1,235
Burke County Pollution Control Development Authority, Oglethorpe Power Vogtle Project (TECP) (VRDN)
3.580%, 01/22/07	6,000	6,000
3.500%, 01/01/16	16,780	16,780

		24,015

Illinois — 5.2%
Bloomington (GO) (VRDN)
3.680%, 06/01/07	5,710	5,710
Chicago Metropolitan Water Reclamation District (GO) Series B
5.000%, 12/01/06	760	760
Illinois Health Facilities Authority, Riverside Health System (RB) Series B (LOC - LaSalle National Bank) (VRDN)
3.500%, 11/15/16	4,330	4,330
Illinois State Development Finance Authority, Jewish Federation Project (RB) (AMBAC) (VRDN)
3.500%, 09/01/24	1,175	1,175
Illinois State Development Finance Authority, Loyola Academy Project (RB) Series A (LOC - Northern Trust Company) (VRDN)
3.510%, 10/01/27	5,000	5,000
Illinois State Educational Facilities Authority, Lake Forest Open Lands Project (RB) (LOC - Northern Trust Company) (VRDN)
3.550%, 08/01/33	6,100	6,100
Illinois State Educational Facilities Authority, Xavier University Project (RB) Series A (LOC - LaSalle Bank) (VRDN)
3.500%, 10/01/32	6,100	6,100
Naperville, Dupage Children’s Museum (RB) (LOC - American National Bank & Trust) (VRDN)
3.550%, 06/01/30	2,500	2,500
Normal County (GO) (VRDN)
3.500%, 06/01/23	1,750	1,750

		33,425

Indiana — 2.9%
Carnel Industrial Waterworks (BAN) (RN) Series A
4.500%, 09/21/07	6,000	6,040
Evansville Industrial Economic Development Authority, Ball Corporation Project (RB) (LOC - Bank One) (VRDN)
3.550%, 12/01/08	2,500	2,500
Indiana State Development Finance Authority, Eitteljorg Museum Project (RB) (LOC - Bank One) (VRDN)
3.500%, 02/01/24	4,100	4,100
Indiana State Development Finance Authority, Indianapolis Museum (RB) (LOC - Bank One Indiana) (VRDN)
3.500%, 02/01/36	600	600
Indiana State Health Facilities Financing Authority, Capital Access Program (RB) (LOC - Comerica Bank) (VRDN)
3.520%, 01/03/07	350	350
Indiana State Health Facilities Financing Authority, Southern Indiana Rehabilitation Hospital Project (RB) (LOC - Bank One Kentucky) (VRDN)
3.530%, 04/01/20	1,830	1,830
Purdue University (COP)
5.000%, 07/01/07	3,130	3,156

		18,576

Kansas — 3.0%
Burlington County Pollution Control, National Rural Utilities Cooperative Finance Corporation Project (TECP) (VRDN)
3.580%, 12/07/06	4,500	4,500
3.600%, 12/07/06	1,800	1,800
3.580%, 01/04/07	8,200	8,200
3.590%, 03/07/07	5,000	5,000

		19,500

Louisiana — 1.6%
Plaquemines Port Harbor & Terminal District Facilities, Chevron Pipe Line Project (RB) (VRDN)
3.850%, 09/01/07	6,000	6,000
St. James Parish (TECP)
3.570%, 12/12/06	4,000	4,000

		10,000

20

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Maryland — 1.9%
Johns Hopkins University (TECP)
3.550%, 02/13/07	$5,400	$5,400
Maryland State Health and Higher Educational Facilities Authority (RB) Series A (LOC -Bank One) (VRDN)
3.480%, 04/01/35	3,420	3,420
Maryland State Health and Higher Educational Facilities Authority, University of Maryland Medical System (RB) Series A (AMBAC) (VRDN)
3.480%, 07/01/23	3,550	3,550

		12,370

Massachusetts — 2.7%
Massachusetts State (GO) Series B (VRDN)
3.450%, 08/01/15	10,035	10,035
Massachusetts Water Resources Authority (RB) Series B (FGIC) (VRDN)
3.480%, 08/01/37	1,225	1,225
Massachusetts Water Resources Authority (TECP)
3.560%, 02/08/07	6,000	6,000

		17,260

Michigan — 0.3%
Michigan State Hospital Finance Authority, Trinity Health (RB) Series E (AMBAC) (VRDN)
3.500%, 12/01/30	1,250	1,250
University of Michigan (RB) Series A (VRDN)
3.610%, 12/01/35	800	800

		2,050

Mississippi — 0.3%
Jackson County Port Facilities, Chevron USA Inc. Project (RB) (VRDN)
3.640%, 06/01/23	2,075	2,075

Missouri — 1.2%
Curators University System Facilities (RB) Series A (VRDN)
3.650%, 11/01/32	1,100	1,100
Missouri Development Finance Board Cultural Facilities, Nelson Gallery Foundation (RB) Series A (VRDN)
3.650%, 12/01/33	380	380
Missouri State Health and Educational Facilities Authority, Cox Health System (RB) (MBIA) (VRDN)
3.630%, 06/01/15	1,200	1,200
Missouri State Health and Educational Facilities Authority, Washington University Project (RB) (VRDN)
3.500%, 09/01/09	4,050	4,050
Missouri State Health and Educational Facilities Authority, Washington University Project (RB) Series B (VRDN)
3.660%, 09/01/30	1,335	1,335

		8,065

Nebraska — 0.2%
American Public Energy Agency (RB) Series A (VRDN)
3.490%, 12/01/15	1,120	1,120

Nevada — 1.7%
Clark County (TECP)
3.600%, 01/18/07	5,000	5,000
3.550%, 02/13/07	1,200	1,200
3.550%, 02/13/07	1,750	1,750
3.560%, 02/13/07	3,000	3,000

		10,950

New Hampshire — 0.7%
New Hampshire Higher Educational & Health Facilities Authority, New England Incorporated Project (RB) Series B (AMBAC) (VRDN)
3.500%, 12/01/25	4,300	4,300

New Mexico — 3.3%
Hurley Pollution Control, Kennecott Santa Fe (RB) (VRDN)
3.650%, 12/01/15	3,295	3,295
New Mexico State Hospital Equipment Loan Council, Presbyterian Healthcare (RB) Series A (FSA) (VRDN)
3.500%, 08/01/30	12,600	12,600
New Mexico State Hospital Equipment Loan Council, Presbyterian Healthcare (RB) Series B (FSA) (VRDN)
3.500%, 08/01/30	5,110	5,110

		21,005

New York — 0.4%
New York City Municipal Water Finance Authority Water & Sewer System (RB) Series AA-1 (VRDN)
3.600%, 06/15/32	2,600	2,600

North Carolina — 5.4%
Guilford County Recreational Facilities Authority, YMCA Project (RB) (LOC - Branch Banking & Trust) (VRDN)
3.520%, 02/01/23	2,200	2,200
Mecklenburg County (GO) Series C (VRDN)
3.500%, 02/01/21	7,400	7,400
3.500%, 02/01/22	1,500	1,500
North Carolina (GO) Series F (VRDN)
3.480%, 05/01/21	10,000	10,000
North Carolina Capital Facilities Finance Agency, Greensboro Day School Project (RB) (LOC - Bank of America) (VRDN)
3.500%, 07/01/21	5,205	5,205
North Carolina Educational Facilities Finance Agency, Belmont Abbey College Project (RB) (LOC - Wachovia Bank) (VRDN)
3.480%, 06/01/18	900	900
North Carolina Medical Care Commission, Rutherford Hospital Project (RB) (LOC - Branch Banking & Trust) (VRDN)
3.520%, 09/01/21	1,500	1,500

21

Allegiant Tax Exempt Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
North Carolina — continued
University of North Carolina Hospitals at Chapel Hill (RB) Series A (VRDN)
3.500%, 02/01/29	$6,000	$6,000

		34,705

Ohio — 19.6%
Cuyahoga County Port Authority, Euclid Garage Office Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.500%, 01/01/34	3,915	3,915
Deerfield Township (BAN) (GO)
3.610%, 11/29/07	2,555	2,555
Dublin City School District (BAN) (GO)
4.250%, 10/17/07	2,300	2,313
Evendale Tax Increment, Evendale Commons Ltd. Project (RN) (LOC - Fifth Third Bank)
3.850%, 05/17/07	1,955	1,955
Franklin County Hospital Authority, Holy Cross Health Systems Project (RB) (VRDN)
3.470%, 06/01/16	10,200	10,200
Franklin County, Trinity Health Credit Group Project (RB) Series F (VRDN)
3.470%, 12/01/30	26,600	26,600
Fulton County, Fulton County Health Center Project (RB) (LOC - JPMorgan Chase) (VRDN)
3.500%, 11/01/35	400	400
Greene County (BAN) (GO) Series B
4.750%, 05/23/07	700	703
Hamilton County Economic Development Authority, Jordon Complex (RB) (LOC - Fifth Third Bank) (VRDN)
3.650%, 12/01/24	4,650	4,650
Hamilton County Economic Development Authority, Taft Museum Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.650%, 05/01/27	9,845	9,845
Hamilton County Hospital Facilities, Children’s Hospital Medical Center (RB) (LOC - U.S. Bank) (VRDN)
3.480%, 05/15/28	3,300	3,300
Hilliard School District (BAN) (GO)
4.500%, 06/14/07	2,500	2,511
Marysville Water and Sewer (BAN) (GO)
4.250%, 01/25/07	2,015	2,018
Mayfield Heights (BAN) (GO)
4.000%, 01/25/07	1,300	1,301
Oberlin (BAN) (GO)
4.500%, 04/19/07	2,640	2,647
Ohio State (GO) Series B (VRDN)
3.530%, 08/01/17	9,740	9,740
Ohio State (GO) Series D (VRDN)
3.530%, 02/01/19	12,500	12,500
Ohio State Air Quality Development Authority, Timken Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.580%, 11/01/25	875	875
Ohio State Higher Educational Facilities Commission, Ashland University Project (RB) (LOC - Key Bank) (VRDN)
3.530%, 09/01/24	2,000	2,000
Ohio State Higher Educational Facilities Commission, Case Western Reserve University Project (RB) Series A (VRDN)
3.520%, 10/01/31	6,000	6,000
Ohio State Higher Educational Facilities Commission, Kenyon College Project (RB) Series K (VRDN)
3.500%, 08/01/33	350	350
Ohio State Higher Educational Facilities Commission, Oberlin College Project (RB) (VRDN)
3.520%, 10/01/10	2,700	2,700
Ohio State Higher Educational Facilities Commission, Pooled Financing Program (RB) Series A (LOC - Fifth Third Bank) (VRDN)
3.530%, 09/01/24	1,000	1,000
3.500%, 09/01/26	5,310	5,310
Ohio State Infrastructure (GO) Series A (VRDN)
3.530%, 02/01/23	3,000	3,000
Ohio State Water Development Authority, FirstEnergy Project (RB) Series A (LOC - Barclays Bank PLC) (VRDN)
3.640%, 05/15/19	1,000	1,000
Penta County Career Center (TAN)
4.250%, 03/01/07	3,000	3,005
Rocky River, Lutheran West High School Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.650%, 12/01/22	400	400
University of Akron General Receipts (RB) (FGIC) (VRDN)
3.480%, 01/01/29	2,200	2,200
Washington County Hospital, Marietta Area Health Facilities (RB) (LOC - Fifth Third Bank) (VRDN)
3.650%, 12/01/26	1,490	1,490

		126,483

Oregon — 0.8%
Portland (TAN) (GO)
4.500%, 06/28/07	5,000	5,020

Pennsylvania — 17.9%
Allegheny County Hospital Development Authority, South Hills Health (RB) Series A (LOC - PNC Bank) (VRDN)
3.680%, 06/01/30	1,000	1,000
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Generation (RB) (LOC - Barclays Bank PLC) (VRDN)
3.650%, 01/01/35	1,500	1,500
Berks County Industrial Development Authority, Kutztown Resource Management Project (RB) (LOC - Wachovia Bank) (VRDN)
3.580%, 12/01/30	2,445	2,445

22

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Cumberland County Municipal Authority, Messiah Village Project (RB) (LOC - Citizens Bank) (VRDN)
3.490%, 07/01/27	$1,900	$1,900
Dallastown Area School District (GO) (FGIC) (VRDN)
3.500%, 02/01/18	610	610
Delaware County Industrial Development Authority, Exelon Generation Company Project (TECP) (VRDN)
3.580%, 03/08/07	5,000	5,000
Delaware County Industrial Development Authority, Resource Recovery (RB) Series G (VRDN)
3.480%, 12/01/31	500	500
Delaware County Industrial Development Authority, Scott Paper Company Project (RB) Series B (VRDN)
3.500%, 12/01/18	100	100
Delaware County Industrial Development Authority, Sunoco Project (RB) (LOC - Bank of America) (VRDN)
3.500%, 11/01/33	450	450
Emmaus General Authority (RB) (FSA) (VRDN)
3.480%, 12/01/28	8,870	8,870
Erie Higher Education Building Authority, Mercyhurst College Project (RB) (LOC - PNC Bank) (VRDN)
3.500%, 11/01/23	2,000	2,000
Gettysburg Area Industrial Development Authority, Brethren Home Community Project (RB) Series A (LOC - Wachovia Bank) (VRDN)
3.480%, 06/01/24	5,215	5,215
Hanover School District (GO) (FSA) (VRDN)
3.480%, 06/01/25	1,100	1,100
Harrisburg Authority (RB) Series A (FGIC) (VRDN)
3.530%, 07/15/29	4,000	4,000
Harrisburg Authority, Cumberland Valley School District Project (RB) Sub-Series B (FSA) (VRDN)
3.530%, 03/01/34	6,920	6,920
Harrisburg Authority, Haverford School District (RB) Sub-Series A (FSA) (VRDN)
3.530%, 03/01/34	500	500
Harrisburg Authority, West Brandywine (RB) Sub-Series D (FSA) (VRDN)
3.530%, 03/01/34	2,800	2,800
Lackawanna County (GO) Series A (LOC - PNC Bank) (VRDN)
3.500%, 09/01/29	1,000	1,000
Lackawanna County (GO) Series B (FSA) (VRDN)
3.500%, 10/15/29	3,500	3,500
Lancaster County Hospital Authority, Masonic Homes Project (RB) (AMBAC) (VRDN)
3.480%, 05/01/32	3,430	3,430
Lebanon County Health Facilities Authority, ECC Retirement Village Project (RB) (LOC - Northern Trust Co.) (VRDN)
3.530%, 10/15/25	290	290
Manheim Township School District (GO) (FSA) (VRDN)
3.500%, 06/01/16	2,000	2,000
Montgomery County Higher Educational Facilities Authority, William Penn Charter School Project (RB) (LOC - PNC Bank) (VRDN)
3.500%, 09/15/31	1,585	1,585
Neshaminy School District (TRAN) (GO)
4.750%, 06/29/07	2,000	2,009
New Garden General Authority, Municipal Pooled Financing Program (RB) Series II (FSA) (VRDN)
3.470%, 12/01/33	1,300	1,300
Northampton County Higher Education Authority, Lafayette College Project (RB) Series B (VRDN)
3.470%, 11/01/28	2,000	2,000
Pennsylvania State Higher Education Facilities Authority, Carnegie Mellon University (RB) Series A (VRDN)
3.630%, 11/01/25	1,500	1,500
Pennsylvania State Higher Education Facilities Authority, Carnegie Mellon University (RB) Series D (VRDN)
3.630%, 11/01/30	2,150	2,150
Pennsylvania State Higher Educational Facilities Authority, Association of Independent Colleges & Universities Program (RB) Series E-3 (LOC - PNC Bank) (VRDN)
3.470%, 11/01/14	2,200	2,200
Pennsylvania State Higher Educational Facilities Authority, Association of Independent Colleges & Universities Program (RB) Series J-2 (LOC - PNC Bank) (VRDN)
3.500%, 05/01/27	2,100	2,100
Pennsylvania State Higher Educational Facilities Authority, Carnegie Mellon University (RB) Series B (VRDN)
3.630%, 11/01/27	100	100
Pennsylvania State Turnpike Commission (RB) Series A-3 (VRDN)
3.500%, 12/01/30	4,100	4,100
Pennsylvania State Turnpike Commission (RB) Series C (FSA) (VRDN)
3.470%, 07/15/41	1,455	1,455
Pennsylvania State Turnpike Commission (RB) Series D (FSA) (VRDN)
3.480%, 07/15/41	1,900	1,900
Philadelphia Authority for Industrial Development, Chemical Heritage Foundation Project (RB) (LOC - Wachovia Bank) (VRDN)
3.480%, 07/01/27	265	265

23

Allegiant Tax Exempt Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital Project (RB) Series A (VRDN)
3.630%, 02/15/21	$1,000	$1,000
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital Project (RB) Series B (VRDN)
3.630%, 07/01/25	2,030	2,030
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital Project (RB) Series D (MBIA) (VRDN)
3.630%, 07/01/31	3,330	3,330
Philadelphia Industrial Development Authority, 1100 Walnut Associates Project (RB) (LOC - PNC Bank) (VRDN)
3.600%, 12/01/14	2,400	2,400
Philadelphia School District (TRAN) (GO) Series A (LOC - Bank of America)
4.500%, 06/29/07	5,000	5,020
Phildelphia Authority for Industrial Development, Girard Estate Aramark Project (RB) (LOC - JPMorgan Chase) (VRDN)
3.480%, 06/01/32	1,000	1,000
Sayre Health Care Facilities Authority, Capital Financing Project (RB) Series A (AMBAC) (VRDN)
3.500%, 12/01/20	4,500	4,500
Sayre Health Care Facilities Authority, Capital Financing Project (RB) Series I (AMBAC) (VRDN)
3.500%, 12/01/20	300	300
Sayre Health Care Facilities Authority, Capital Financing Project (RB) Series K (AMBAC) (VRDN)
3.500%, 12/01/20	2,295	2,295
Sayre Health Care Facilities Authority, Capital Financing Project (RB) Series M (AMBAC) (VRDN)
3.500%, 12/01/20	750	750
University of Pittsburgh, University Capital Project (RB) Series B (VRDN)
3.450%, 09/15/38	10,000	10,000
Westmoreland County Industrial Development Authority, Excela Project (RB) Series C (LOC - Wachovia Bank) (VRDN)
3.470%, 07/01/27	4,515	4,515

		114,934

South Carolina — 0.5%
South Carolina Public Service Authority (TECP)
3.580%, 03/13/07	3,000	3,000

Tennessee — 4.0%
Blount County Health, Educational and Housing Facilities Authority, Presbyterian Homes Project (RB) (LOC - SunTrust Bank) (VRDN)
3.490%, 01/01/19	6,275	6,275
Clarksville Public Building Authority (RB) (LOC - Bank of America) (VRDN)
3.650%, 01/01/33	7,370	7,370
3.650%, 07/01/34	750	750
3.650%, 11/01/35	5,350	5,350
Knox County Health, Educational & Housing Facilities Board, Child and Family Services Project (RB) (LOC - SunTrust Bank) (VRDN)
3.490%, 07/01/14	1,150	1,150
Montgomery County Public Building Authority, Tennessee County Loan Pool (RB) (LOC - Bank of America) (VRDN)
3.650%, 04/01/32	3,675	3,675
3.650%, 07/01/34	1,200	1,200

		25,770

Texas — 7.0%
Bell County Health Facilities Development, Scott & White Hospital (RB) (MBIA) (VRDN)
3.650%, 08/15/31	7,000	7,000
Denton Independent School District (GO) Series B (PSF-GTD) (VRDN)
3.900%, 08/15/07	4,700	4,700
Gulf Coast Industrial Development Authority, Amoco Oil Project (RB) (VRDN)
3.600%, 12/01/06	4,000	4,000
Harris County (TECP) (VRDN)
3.550%, 03/07/07	260	260
Harris County Health Facilities Development, Children’s Hospital (RB) Series B-1 (MBIA) (VRDN)
3.660%, 10/01/29	9,150	9,150
North Texas Tollway Authority, Dallas North Tollway System (RB) Series C (FGIC) (VRDN)
3.500%, 01/01/25	9,000	9,000
San Antonio City (TECP)
3.530%, 01/11/07	4,000	4,000
3.470%, 02/02/07	4,000	4,000
San Antonio Educational Facilities Corporation, Trinity University (RB) (VRDN)
3.650%, 06/01/33	800	800
San Antonio Water (RB) Sub-Series A (MBIA) (VRDN)
3.490%, 05/15/33	1,005	1,005
Texas State (TRAN)
4.500%, 08/31/07	1,150	1,158

		45,073

Utah — 2.9%
Intermountain Power Agency, Power Supply (RB) Series B (FGIC) (VRDN)
3.500%, 07/01/07	2,000	2,000
Intermountain Power Agency, Power Supply (RB) Series F (AMBAC) (VRDN)
3.600%, 12/01/06	6,000	6,000
3.530%, 09/15/07	7,250	7,250
Salt Lake County Pollution Control, Service Station Holdings Project (RB) (VRDN)
3.650%, 02/01/08	3,400	3,400

		18,650

24

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Vermont — 1.1%
Vermont Education and Health Building Finance Agency, Middlebury College Project (RB) Series A (VRDN)
3.580%, 11/01/27	$7,270	$7,270

Virginia — 1.7%
Lynchburg Industrial Development Authority, Mid Atlantic Hospital (RB) Series C (AMBAC) (VRDN)
3.500%, 12/01/25	2,100	2,100
Lynchburg Industrial Development Authority, Mid Atlantic Hospital (RB) Series F (AMBAC) (VRDN)
3.500%, 12/01/25	9,100	9,100

		11,200

Washington — 3.9%
Washington State (GO) (FSA)
4.250%, 07/01/07	3,625	3,635
Washington State (GO) (VRDN)
3.500%, 06/01/20	6,000	6,000
Washington State Health Care Facilities Authority, National Healthcare Research & Educational Project (RB) (LOC - BNP Paribas) (VRDN)
3.500%, 01/01/32	4,800	4,800
Washington State Health Care Facilities Authority, Sisters of St. Joseph Peace (RB) (MBIA) (VRDN)
3.480%, 04/01/18	8,250	8,250
Washington State Higher Educational Facilities Authority, Whitman College Project (RB) (VRDN)
3.480%, 10/01/29	2,550	2,550

		25,235

Wisconsin — 0.9%
Byron Industrial Development, Ocean Spray Inc. Project (RB) (LOC - Wachovia Bank) (VRDN)
3.480%, 12/01/20	2,500	2,500
Milwaukee (GO)
6.000%, 02/01/07	650	653
University of Wisconsin Hospitals & Clinics Authority (RB) (FSA) (VRDN)
3.500%, 04/01/29	2,685	2,685

		5,838

Total Municipal Securities (Cost $636,955)		636,955

	Number of Shares
MONEY MARKET FUND — 0.7%
BlackRock Liquidity Funds MuniFund (Cost $3,935)	3,934,468	3,935

TOTAL INVESTMENTS — 99.6% (Cost $640,890)*		640,890

		Value (000)
Other Assets & Liabilities — 0.4%
Dividends Payable
Class I		$(1,178)
Class A		(46)
Investment Advisory Fees Payable		(75)
12b-1 Fees Payable
Class I		(43)
Class A		(24)
Administration Fees Payable		(30)
Custody Fees Payable		(6)
Trustees’ Fees Payable		(36)
Payable for Investments Purchased		(3,156)
Other		7,455

Total Other Assets & Liabilities		2,861

TOTAL NET ASSETS — 100.0%		$643,751

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$643,795
Accumulated Net Realized Loss on Investments		(44)

Total Net Assets		$643,751

Net Asset Value, Offering and Redemption Price Per Share — Class I ($469,609,703 ÷ 469,650,322 outstanding shares of beneficial interest)		$1.00

Net Asset Value, Offering and Redemption Price Per Share — Class A ($174,141,543 ÷ 174,144,945 outstanding shares of beneficial interest)		$1.00

*	Also cost for federal income tax purposes.

AMBAC —	American Municipal Bond Assurance Corporation

BAN —	Bond Anticipation Note

COP —	Certificate of Participation

FGIC —	Federal Guaranty Insurance Corporation

FSA —	Federal Security Assurance

GO —	General Obligation

LOC —	Letter of Credit

MBIA —	Municipal Bond Insurance Association

PLC —	Public Liability Company

PSF-GTD —	Public School Fund - Guaranteed

RB —	Revenue Bond

RN —	Revenue Note

TAN —	Tax Anticipation Note

TECP —	Tax Exempt Commercial Paper

TRAN —	Tax and Revenue Anticipation Note

VRDN —	Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2006, and the date shown is the final maturity date, not the next reset or put date.

Assets in an amount at least equal to the market value of delayed delivery securities have been segregated by the Fund.

See Notes to Financial Statements.

25

Allegiant Treasury Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2006 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 96.7%
U.S. Treasury Bills† — 96.7%
4.788%, 12/07/06	$4,000	$3,997
5.050%, 12/07/06	6,000	5,995
5.096%, 12/07/06	6,000	5,995
5.100%, 12/07/06	5,000	4,996
5.112%, 12/07/06	7,000	6,994
5.070%, 12/14/06	3,000	2,995
5.125%, 12/14/06	2,000	1,996
5.130%, 12/14/06	15,000	14,972
5.140%, 12/14/06	10,000	9,981
4.749%, 12/21/06	2,000	1,995
4.803%, 12/21/06	10,000	9,973
5.035%, 12/21/06	10,000	9,972
5.140%, 12/21/06	5,000	4,986
5.145%, 12/21/06	3,000	2,991
4.753%, 12/28/06	4,000	3,986
4.915%, 12/28/06	10,000	9,963
5.017%, 12/28/06	2,000	1,992
5.080%, 12/28/06	10,000	9,962
5.165%, 12/28/06	4,000	3,985
4.801%, 01/04/07	1,500	1,493
4.920%, 01/04/07	6,000	5,972
4.947%, 01/11/07	2,000	1,989
5.075%, 01/11/07	1,000	994
4.955%, 01/18/07	7,000	6,954
4.965%, 02/01/07	2,000	1,983
4.975%, 02/01/07	4,000	3,966
4.915%, 02/22/07	5,000	4,943
4.901%, 03/01/07	3,000	2,963
4.876%, 03/08/07	8,000	7,895
4.955%, 03/08/07	2,000	1,973
4.833%, 03/22/07	4,000	3,940
4.915%, 03/22/07	4,000	3,939
4.950%, 03/22/07	2,000	1,970
4.935%, 04/05/07	1,500	1,474
4.971%, 04/05/07	1,500	1,474
4.940%, 04/12/07	5,000	4,909
4.946%, 04/12/07	1,000	982
4.978%, 04/12/07	2,000	1,964
4.920%, 05/31/07	2,000	1,951

Total U.S. Treasury Obligations (Cost $181,454)		181,454

	Number of Shares	Value (000)
MONEY MARKET FUND — 3.7%
BlackRock Treasury Trust Fund (Cost $7,012)	7,011,933	$7,012

TOTAL INVESTMENTS — 100.4% (Cost $188,466)*		188,466

Other Assets & Liabilities — (0.4)%
Dividends Payable
Class I		(676)
Class A		(22)
Investment Advisory Fees Payable		(38)
12b-1 Fees Payable
Class I		(22)
Class A		(2)
Administration Fees Payable		(9)
Custody Fees Payable		(2)
Trustees’ Fees Payable		(16)
Other		(3)

Total Other Assets & Liabilities		(790)

TOTAL NET ASSETS — 100.0%		$187,676

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$187,691
Undistributed Net Investment Income		2
Accumulated Net Realized Loss on Investments		(17)

Total Net Assets		$187,676

Net Asset Value, Offering and Redemption Price Per Share — Class I ($180,988,935 ÷ 181,020,068 outstanding shares of beneficial interest)		$1.00

Net Asset Value, Offering and Redemption Price Per Share — Class A ($6,687,236 ÷ 6,679,333 outstanding shares of beneficial interest)		$1.00

*	Also cost for federal income tax purposes.

†	The rate shown is the effective yield at purchase date.

See Notes to Financial Statements.

26

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Allegiant Money Market Funds

STATEMENTS OF OPERATIONS (000)

For the Six Months Ended November 30, 2006 (Unaudited)

	Government Money Market Fund	Money Market Fund
Investment Income:
Interest	$23,652	$78,946

Expenses:
Investment advisory fees	1,353	4,443
Administration fees	271	889
12b-1 fees:
Class I	66	273
Class A	47	97
Class B	—	3
Shareholder services fees:
Class A	466	969
Class B	—	1
Transfer agent fees	70	238
Custodian fees	19	56
Professional fees	46	144
Pricing service fees	—	1
Printing and shareholder reports	8	19
Registration and filing fees	10	29
Trustees’ fees	25	74
Miscellaneous	22	62

Total Expenses	2,403	7,298

Less:
Waiver of investment advisory fees	(225)	(741)

Net Expenses	2,178	6,557

Net Investment Income	21,474	72,389

Realized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	(4)	(35)

Net Increase in Net Assets Resulting from Operations	$21,470	$72,354

See Notes to Financial Statements.

28

Ohio Municipal Money Market Fund	Pennsylvania Tax Exempt Money Market Fund	Tax Exempt Money Market Fund	Treasury Money Market Fund
$6,313	$2,561	$10,643	$4,465

353	143	595	271
106	43	179	54
35	12	54	21
9	6	20	2
—	—	—	—
88	58	204	18
—	—	—	—
30	10	46	14
10	6	16	5
20	9	31	12
2	1	2	—
2	1	4	2
3	2	9	5
9	4	14	6
7	3	12	6
674	298	1,186	416
(88)	(36)	(149)	(45)

586	262	1,037	371

5,727	2,299	9,606	4,094

—	—	—	4

$5,727	$2,299	$9,606	$4,098

29

Allegiant Money Market Funds

STATEMENTS OF CHANGES IN NET ASSETS (000)

	Government Money Market Fund		Money Market Fund
	For the Six Months Ended November 30, 2006 (Unaudited)	For the Year Ended May 31, 2006	For the Six Months Ended November 30, 2006 (Unaudited)	For the Year Ended May 31, 2006
Investment Activities:
Net investment income	$21,474	$33,562	$72,389	$108,165
Net realized gain (loss) on investments sold	(4)	(11)	(35)	(18)

Net increase in net assets resulting from operations	21,470	33,551	72,354	108,147

Dividends to Shareholders:
Dividends from net investment income:
Class I	(12,868)	(20,224)	(54,151)	(82,030)
Class A	(8,606)	(13,338)	(18,221)	(26,099)
Class B	—	—	(15)	(26)
Class C	—	—	(2)	(10)

Total dividends	(21,474)	(33,562)	(72,389)	(108,165)

Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Class I	631,706	1,439,712	1,759,783	3,889,898
Class A	691,823	2,121,754	1,861,380	4,343,358
Class B	—	—	118	340
Class C	—	—	29	139
Reinvestment of dividends:
Class I	419	414	767	1,818
Class A	2,414	3,069	5,518	7,625
Class B	—	—	14	24
Class C	—	—	2	9

Total proceeds from shares issued and reinvested	1,326,362	3,564,949	3,627,611	8,243,211

Value of shares redeemed:
Class I	(683,070)	(1,588,332)	(1,592,294)	(4,157,798)
Class A	(718,569)	(2,175,265)	(1,691,271)	(4,335,397)
Class B	—	—	(91)	(774)
Class C	—	—	(12)	(727)

Total value of shares redeemed	(1,401,639)	(3,763,597)	(3,283,668)	(8,494,696)

Increase (decrease) in net assets from share transactions	(75,277)	(198,648)	343,943	(251,485)

Total increase (decrease) in net assets	(75,281)	(198,659)	343,908	(251,503)

Net Assets:
Beginning of period	967,603	1,166,262	2,858,195	3,109,698

End of period*	$892,322	$967,603	$3,202,103	$2,858,195

* Including undistributed (distributions in excess of ) net investment income	$—	$—	$(1)	$(1)

See Notes to Financial Statements.

30

Ohio Municipal Money Market Fund		Pennsylvania Tax Exempt Money Market Fund		Tax Exempt Money Market Fund		Treasury Money Market Fund
For the Six Months Ended November 30, 2006 (Unaudited)	For the Year Ended May 31, 2006	For the Six Months Ended November 30, 2006 (Unaudited)	For the Year Ended May 31, 2006	For the Six Months Ended November 30, 2006 (Unaudited)	For the Year Ended May 31, 2006	For the Six Months Ended November 30, 2006 (Unaudited)	For the Year Ended May 31, 2006
$5,727	$9,656	$2,299	$3,458	$9,606	$14,733	$4,094	$5,954
—	—	—	—	—	(2)	4	(4)

5,727	9,656	2,299	3,458	9,606	14,731	4,098	5,950

(4,656)	(8,239)	(1,592)	(2,245)	(7,124)	(11,217)	(3,783)	(5,565)
(1,071)	(1,417)	(707)	(1,213)	(2,482)	(3,516)	(311)	(389)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

(5,727)	(9,656)	(2,299)	(3,458)	(9,606)	(14,733)	(4,094)	(5,954)

442,631	822,927	208,782	323,447	528,923	930,362	233,475	498,507
102,840	191,974	100,946	369,060	284,180	562,972	61,825	66,529
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
543	758	2	6	325	347	3	2
1,059	1,397	360	557	2,233	3,249	181	321
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

547,073	1,017,056	310,090	693,070	815,661	1,496,930	295,484	565,359

(482,894)	(812,631)	(167,464)	(336,435)	(441,557)	(984,996)	(217,485)	(530,443)
(78,898)	(192,727)	(88,230)	(366,827)	(278,162)	(538,143)	(68,133)	(70,685)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

(561,792)	(1,005,358)	(255,694)	(703,262)	(719,719)	(1,523,139)	(285,618)	(601,128)

(14,719)	11,698	54,396	(10,192)	95,942	(26,209)	9,866	(35,769)

(14,719)	11,698	54,396	(10,192)	95,942	(26,211)	9,870	(35,773)

371,408	359,710	122,490	132,682	547,809	574,020	177,806	213,579

$356,689	$371,408	$176,886	$122,490	$643,751	$547,809	$187,676	$177,806

$—	$—	$—	$—	$—	$—	$2	$2

31

Allegiant Money Market Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2006 (Unaudited)

1.	Fund Organization

Allegiant Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. As of November 30, 2006, the Trust offered for sale shares of 30 Funds. Each of the Funds is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the Money Market Funds, Class I and Class A Shares are sold without a sales charge; Class B and Class C Shares of the Money Market Fund are available only through dividend reinvestments and permitted exchanges and may incur contingent deferred sales charges. Contingent deferred sales charges may be reduced or waived under certain circumstances.

The Trust currently offers five asset categories that consist of the following Funds (each referred to as a “Fund” or collectively as the “Funds”):

Equity Funds

International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Multi-Factor Mid Cap Growth Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Focused Value Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, S&P 500® Index Fund, Small Cap Core Fund and Small Cap Growth Fund;

Asset Allocation Fund

Balanced Allocation Fund;

Fixed Income Funds

Bond Fund, Government Mortgage Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund;

Tax Exempt Bond Funds

Intermediate Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund and Pennsylvania Intermediate Municipal Bond Fund;

Money Market Funds

Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund.

The financial statements presented herein are those of the Money Market Funds. The financial statements of the Equity and Asset Allocation Funds, and the Fixed Income and Tax Exempt Bond Funds are not presented herein, but are presented separately.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Money Market Funds.

Investment Valuation

The investments of the Money Market Funds, other than investments in other money market funds, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price or fair value prices may be determined in good faith using methods approved and regularly reviewed by the Board of Trustees. No such investments held at November 30, 2006 were valued at other than amortized cost.

32

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective investments. Expenses common to all of the Funds in the Trust are allocated among the Funds on the basis of average net assets. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class.

Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Money Market Funds are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Money Market Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Repurchase Agreements

Repurchase agreements are considered loans under the 1940 Act. In connection therewith, the Trust’s custodian receives and holds collateral of not less than the repurchase price. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Trust maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

Delayed Delivery Transactions

For the purpose of enhancing the Fund’s yield, the Tax Exempt Money Market Fund may purchase or sell securities on a delayed delivery basis. These transactions (principally in municipal securities referred to as COP’s or Certificates of Participation) involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into. The Fund accounts for such transactions as purchases and sales at the commitment date and maintains liquid, high-grade securities in an amount at least equal to the commitment to repurchase.

3.	Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees

Fees paid by the Money Market Funds pursuant to the Advisory Agreement with Allegiant Asset Management Company (the “Adviser”), an indirect wholly owned subsidiary of National City Corporation (“NCC”), are payable monthly and are calculated at an annual rate, listed in the table below, of each Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees. Such waivers are voluntary and may be changed or discontinued at any time. The table below lists the advisory fees and waivers that were in effect during the six months ended November 30, 2006.

	Annual Rate	Fee Waiver
Government Money Market Fund	0.30%	0.05%
Money Market Fund	0.30%	0.05%
Ohio Municipal Money Market Fund	0.20%	0.05%
Pennsylvania Tax Exempt Money Market Fund	0.20%	0.05%
Tax Exempt Money Market Fund	0.20%	0.05%
Treasury Money Market Fund	0.30%	0.05%

33

Allegiant Money Market Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2006 (Unaudited)

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Class A, Class B and Class C Shares in the Funds. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class B and Class C Shares in consideration for payment, listed in the table below, based on each Class’ average daily net assets.

	Annual Rate
	Class A	Class B	Class C
Government Money Market Fund	0.25%	N/A	N/A
Money Market Fund	0.25%	0.25%	0.25%
Ohio Municipal Money Market Fund	0.25%	N/A	N/A
Pennsylvania Tax Exempt Money Market Fund	0.25%	N/A	N/A
Tax Exempt Money Market Fund	0.25%	N/A	N/A
Treasury Money Market Fund	0.25%	N/A	N/A

Custodian Fees

PFPC Trust Co., an affiliate of PFPC Inc. (“PFPC”) (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. PFPC Trust Co. also serves as Custodian for the Allegiant Advantage Fund (“Advantage”), another registered investment company managed by the Adviser. Custodian fees for the Trust and Advantage are calculated at the following annual rate: 0.004% of the first $10 billion of the combined average daily gross assets of the Trust and Advantage and 0.002% of the combined average daily gross assets in excess of $10 billion. The custodian fees are allocated to the Trust and Advantage based on each Fund’s average daily net assets. PFPC Trust Co. also receives other transaction based charges and is reimbursed for out-of-pocket expenses. One of the officers of PFPC is Treasurer of the Trust and Advantage.

Distribution/12b-1 Fees

The Trust and Professional Funds Distributor, LLC (the “Distributor”) are parties to a distribution agreement dated May 1, 2003. The Trust has adopted a distribution plan for Class I and Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class I and Class A Shares plan, the Funds reimburse the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds’ Class I and Class A Shares. During the reporting period, the 12b-1 fee accrual rate was 0.025% per annum of the average daily net assets of Class I and Class A Shares. The Trust also has adopted plans under Rule 12b-1 with respect to Class B and Class C Shares of the Money Market Fund, pursuant to which the Money Market Fund compensates the Distributor for distribution services in an amount up to 0.75% per annum of the average daily net assets of the Fund’s Class B and Class C Shares.

Trustees’ Fees

The Trustees are paid for services rendered to all of the Funds and Advantage, which are allocated to the Funds and Advantage based on their average daily net assets. Each Trustee receives an annual fee of $40,000 plus $4,000 for each combined Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $6,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, PFPC and National City Bank (“NCB”), an affiliate of the advisor, are parties to a Co-Administration and Accounting Services Agreement, pursuant to which PFPC and NCB have agreed to serve as Co-Administrators to the Trust in exchange for fees at the annual

34

rate of 0.06% based on average daily net assets of the Trust’s Funds. For its services as Co-Administrators during the period June 1, 2006 to August 31, 2006, approximately 0.0254% was allocated to PFPC and approximately 0.0346% was allocated to NCB. A new Co-Administration and Accounting Services Agreement was entered into effective September 1, 2006, pursuant to which PFPC and NCB have agreed to continue to serve as Co-Administrators to the Trust in exchange for fees at the annual rate of 0.06% based on average daily net assets of the Trust’s Funds. For its services as Co-Administrators during the period September 1, 2006 to November 30, 2006, approximately 0.0290% was allocated to PFPC and approximately 0.0310% was allocated to NCB.

Transfer Agent

Effective June 10, 2006, PFPC succeeded Boston Financial Data Services as Transfer Agent for the Funds. For its services as Transfer Agent, PFPC receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the six months ended November 30, 2006, PFPC received $178,066 from the Funds in aggregate fees and expenses for services rendered under the various agreements described above.

Legal Fees

Expenses paid by the Trust for the six months ended November 30, 2006 include legal fees of $210,936 paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

4.	Federal Income Taxes

Each of the Money Market Funds is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

For Federal income tax purposes, realized capital losses may be carried forward and applied against future capital gains. At May 31, 2006, the Money Market Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

	Expiring May 31,
	2007		2010	2011	2012	2013		2014	Total
Government Money Market Fund	$—		$—	$18	$3	$—		$7	$28
Money Market Fund	—		1,747	—	—	—		—	1,747
Pennsylvania Tax Exempt Money Market Fund	—	*	40	—	—	—	*	—	40
Tax Exempt Money Market Fund	19		—	23	—	—		—	42
Treasury Money Market Fund	—		—	—	—	11		6	17

*	Amount represents less than $500.

5.	Market and Credit Risk

Each of the Money Market Funds may invest up to 10% of net assets in illiquid securities. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price.

The Ohio Municipal Money Market and Pennsylvania Tax Exempt Money Market Funds follow an investment policy of investing primarily in municipal obligations of one state. The Tax Exempt Money Market Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Funds.

6.	Capital Infusions

On June 17, 2004 and July 1, 2004, National City Corporation, parent of the Trust’s Adviser, provided capital infusions of $1 million and $5.1 million, respectively, to the Money Market Fund. The Fund had been diluted by $7.8 million in capital loss carryovers from 2002, resulting from losses on the sale of commercial paper issued by Pacific Gas and Southern California Edison.

35

Allegiant Money Market Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2006 (Unaudited)

7.	Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is immaterial. The Funds expect the risk of loss to be remote pursuant to the contracts.

8.	Recent Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This pronouncement provides guidance on the recognition, measurement, classification, and disclosures related to uncertain tax positions, along with any related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, with the Funds required to implement FIN 48 in the NAV calculation by November 30, 2007. The Funds are in the process of evaluating the effect, if any, that the adoption of FIN 48 will have on the financial statements.

In September 2006, the Financial Accounting Standards Board issued FASB Statement No. 157, Fair Value Measurements, (“Statement 157”). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

9.	Regulatory Matters

On October 11, 2006 the Adviser was notified that the Pacific Regional Office of the SEC is conducting an examination concerning marketing budget arrangements with entities that provide administrative services to the Trust. NCB and the Adviser are cooperating fully with the SEC in that examination. Due to the preliminary stage of this investigation, the Adviser is not able to predict the outcome of this examination. The Board of Trustees of the Trust has established a committee comprising independent members of the Board of Trustees to monitor this matter on behalf of the Board.

36

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AGREEMENTS

The Trust’s Board of Trustees, including all of the independent Trustees, approved the continuation of the Advisory Agreements for the Allegiant Money Market Funds (the “Funds”) covered in this report, pursuant to which the Adviser provides the Trust with investment advisory services for an additional one-year period.

In connection with such approvals, the Trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of the Adviser’s services, experience and qualifications. Counsel provided the Trustees with a memorandum related to their consideration of the Agreements. The information considered by the Trustees at their meetings, and in supplemental information provided to the Trustees with regard to the Adviser included: (i) the history, organization and client base of the Adviser, (ii) fees under the advisory agreements and fee waivers for the Funds and, for the Adviser, comparative industry fee and expense data, (iii) any incidental non-monetary benefits realized through the Adviser’s relationship with the Funds, (iv) the investment performance of the Funds, (v) ancillary services provided by the Adviser and their affiliates, (vi) any economies of scale realized by the Adviser and the Funds, and (vii) the Adviser’s direct and indirect costs incurred in providing advisory services. The Trustees reviewed additional information concerning the investment philosophy, techniques and strategies employed by the Adviser in managing the Funds and the Adviser’s compliance procedures and controls. The Board considered analyses comparing each Fund’s advisory fees and total expenses to averages for the universe of mutual funds for each Fund’s asset class. In addition to this annual review, the Trustees oversee and evaluate the Adviser’s services at their quarterly meetings.

After reviewing this information and such other matters as the Trustees considered necessary to the exercise of their reasonable business judgment, the Board and independent Trustees concluded that the compensation payable under the Advisory Agreements was fair and equitable with respect to each Fund and approved the continuation of the Advisory Agreements for the Funds.

The Trust’s Board of Trustees, including all of the independent Trustees, also received presentations from representatives of the Adviser and discussed the written materials that had been provided by the Adviser with respect to the proposed reapprovals of the Advisory Agreements, as discussed below.

Nature, Extent and Quality of Services Provided by the Adviser

The Board considered the Adviser’s portfolio management services and activities related to portfolio management. The Board reviewed the Adviser’s use of technology, research capabilities, and investment management staff. The Board discussed the Adviser’s experience and qualifications of the personnel providing services, including the background and experience of the members of the portfolio management teams. Senior management of the Adviser discussed the structure and operations of the asset management business of the Adviser. The Board also considered its periodic meetings with the portfolio managers and other employees of the Adviser. The Board reviewed the Adviser’s management structure, assets under management and investment philosophies and processes. The Board discussed its relationship with the Adviser, noting that the Adviser communicated well with the Board and was always responsive to the Board’s requests for information. The Board reviewed the profitability reports for the Funds, and discussed the other benefits that may accrue to the Adviser and its affiliates, if any, due to the relationships with the Funds, including any non-monetary benefits accruing to the Adviser and/or its affiliates as a result of the Adviser’s advisory position with the Funds. The compliance policies and procedures of the Adviser, including interaction by the parties with the Trust’s chief compliance officer and compliance with each Fund’s investment objective and investment restrictions were reviewed and discussed.

Investment Performance of the Fund

In considering the investment performance of the Adviser, the Board compared the investment performance of the Adviser to the performance of comparable fund peer groups and benchmark indices and the investment performance of similar accounts or funds managed by the Adviser, where applicable. The Board also reviewed the Adviser’s proposed investment approach for each Fund, including the Adviser’s investment philosophy, policies, techniques and strategies.

Costs of the Services, Profitability and Economies of Scale

The Board reviewed and discussed detailed information concerning revenues received by the Adviser under the agreements and expenses it incurred in managing the Funds. The Board reviewed profitability reports for the Funds presented by the Adviser. The Board discussed the other benefits that may accrue to the Adviser and its affiliates due to their relationships with the Funds. The Board concluded that the

37

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AGREEMENTS

profits were reasonable in view of the services provided to the Funds. The Board discussed whether the Funds have benefited from economies of scale and the potential for realization of economies of scale through fee waivers or reimbursement, or through fee and expense reduction, and concluded that the Adviser’s management of the Trust could generate economies of scale as assets increase.

Fees

The Board reviewed each Fund’s proposed advisory fee structure, each Fund’s total operating expense ratios and the Adviser’s proposed voluntary fee waivers for each Fund. In so doing, the Board examined each Fund’s fees and expenses as compared to its respective comparable fund peer group. Those comparisons aided the Board in evaluating the reasonableness of the investment advisory fees to be paid by each of the Funds. The Board also was provided with information pertaining to fees charged by the Adviser for private accounts managed by it.

Approval of the Agreement

The Board weighed and balanced the information presented and based its decision on the totality of the circumstances. In addition to meetings specifically devoted to the review of advisory contracts, the Board meets regularly, at least each quarter, and considers matters related to the Trust’s Advisory Agreements including performance, advisory personnel and compliance, among other relevant issues. Based upon the information reviewed and material factors considered, without any one factor being dispositive, or considered in isolation, the Board, including all of the independent Trustees, concluded that the proposed investment advisory fees to be paid by each Fund to the Adviser, were reasonable in light of the services to be provided by the Adviser, that the proposed Advisory Agreements were fair and in the best interests of the Funds and that the Advisory Agreements should be approved.

38

Allegiant Money Market Funds

SHAREHOLDER VOTING RESULTS

(Unaudited)

On June 26, 2006, at a special meeting of the Trust (the “Meeting”), the Shareholders of the Funds were asked to (i) elect seven existing Trustees and elect three new Trustees (“Proposal 1”) and (ii) authorize the Adviser, upon approval of the Board of Trustees, to enter into or amend sub-advisory agreements without shareholder approval, subject to receipt of an Exemptive Order from the Securities and Exchange Commission (“Proposal 2”). A majority of the total number of outstanding shares of the Trust entitled to vote was not represented at the Meeting. The Trust’s quorum requirement was therefore not met and the Meeting, with respect to Proposal 1, was adjourned until July 20, 2006. A majority of the total number of outstanding shares of each of the Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund entitled to vote was not represented at the Meeting. The quorum requirement of each of the aforementioned Funds was therefore not met and the Meeting, with respect to Proposal 2, for these Funds, was also adjourned until July 20, 2006.

The Meeting was reconvened on Thursday, July 20, 2006 and the Shareholders of the Trust elected seven existing Trustees and three new Trustees. The results of the voting on Proposal 1 were as follows:

	Number of Shares	% of Outstanding Shares	% of Shares Voted
John G. Breen
Affirmative	2,924,890,601	52.973%	99.242%
Withhold	22,326,722	0.405	0.758

Total	2,947,217,323	53.378	100.000
John F. Durkott
Affirmative	2,924,873,882	52.973	99.242
Withhold	22,343,441	0.405	0.758

Total	2,947,217,323	53.378	100.000
Richard W. Furst
Affirmative	2,924,871,702	52.973	99.242
Withhold	22,345,621	0.405	0.758

Total	2,947,217,323	53.378	100.000
Gerald L. Gherlein
Affirmative	2,924,871,613	52.973	99.242
Withhold	22,345,710	0.405	0.758

Total	2,947,217,323	53.378	100.000
Dale C. LaPorte
Affirmative	2,924,871,963	52.973	99.242
Withhold	22,345,360	0.405	0.758

Total	2,947,217,323	53.378	100.000
Robert D. Neary
Affirmative	2,924,849,649	52.972	99.241
Withhold	22,367,674	0.406	0.759

Total	2,947,217,323	53.378	100.000
Kathleen A. Obert
Affirmative	2,924,863,922	52.973	99.242
Withhold	22,353,401	0.405	0.758

Total	2,947,217,323	53.378	100.000
Timothy L. Swanson
Affirmative	2,924,877,625	52.973	99.242
Withhold	22,339,698	0.405	0.758

Total	2,947,217,323	53.378	100.000
Kelley J. Brennan
Affirmative	2,924,896,310	52.973	99.243
Withhold	22,321,013	0.405	0.757

Total	2,947,217,323	53.378	100.000
Dorothy A. Berry
Affirmative	2,924,880,972	52.973	99.242
Withhold	22,336,351	0.405	0.758

Total	2,947,217,323	53.378	100.000

At the Meeting, Proposal 2 was tabled. The Adviser intends to further review Proposal 2.

39

Proxy Voting

(Unaudited)

A description of the policies and procedures that Allegiant Funds use to determine how to vote proxies relating to their portfolio securities as well as information regarding how Allegiant Funds voted proxies during the most recent 12-month period ending June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Fund’s website at www.allegiantfunds.com, or on the SEC’s website at http://www.sec.gov

Quarterly Schedule of Investments

(Unaudited)

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at www.allegiantfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

40

Investment Adviser

Allegiant Asset Management Company

200 Public Square, 5th Floor

Cleveland, Ohio 44114

Distributor

Professional Funds Distributor, LLC

760 Moore Road

King of Prussia, Pennsylvania 19406

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, Pennsylvania 19103-6996

Custodian

PFPC Trust Co.

8800 Tinicum Boulevard, 4th Floor

Philadelphia, Pennsylvania 19153

AllegiantFunds.com

760 Moore Road

King of Prussia, PA 19406

INVESTMENT ADVISER:

Allegiant Asset Management Company

200 Public Square, 5th Floor

Cleveland, OH 44114

ALL-SA-001-1206

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Allegiant Funds

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer & Chief Legal Officer (principal executive officer)
Date 1/29/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer & Chief Legal Officer (principal executive officer)
Date 1/29/07

By (Signature and Title)*	/s/ Patrick E. Glazar
Patrick E. Glazar, Treasurer (principal financial officer)
Date 1/29/07

*	Print the name and title of each signing officer under his or her signature.